[LOGO OF AMERICAN FUNDS(SM) INSURANCE SERIES]
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                                 American Funds
                               Insurance Series(SM)

                                 Class 1 Shares

                                   Prospectus




                                  MAY 1, 2001

 The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Series consists of 13 funds, each representing a separate fully managed di-versified portfolio of securities. The 13 funds are:

  Global Discovery Fund
  Global Growth Fund
  Global Small Capitalization Fund
  Growth Fund
  International Fund
  New World Fund
  Blue Chip Income and Growth Fund
  Growth-Income Fund
  Asset Allocation Fund
  Bond Fund
  High-Yield Bond Fund
  U.S. Government /AAA-Rated Securities Fund
  Cash Management Fund

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 1 shares and is for use with Con-tracts that make Class 1 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. More information on the funds is contained in the Series' statement of additional information.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable an-nuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemp-tion charges at net asset value.

                                 American Funds Insurance Series / Prospectus  1

--------------------------------------------------------------------------------


Global Discovery Fund

This fund will become available on or about July 5, 2001; however, it may not be available in all states on that date. Please contact your investment profes-sional for additional information.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. Companies in the services and information area include, for example, those in-volved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tour-ism, financial services, distribution and transportation. Providing you with current income is a secondary consideration.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. The values of equity securities held by the fund may de-cline in response to certain events, including those involving the companies whose securities are owned in the fund, adverse conditions affecting the gen-eral economy, overall market declines, world political, social, and economic instability, and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitaliza-tion stocks.

Investments outside the U.S. may be affected by the events described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

No investment results are provided since the fund had not commenced operations as of the date of this prospectus.

2  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Global Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                         [FUND'S RESULTS GRAPH APPEARS HERE]

                                               Fund's Results
                       Calendar Year                 (%)
                       -------------           --------------
                          1998                      29.04
                          1999                      70.02
                          2000                     -18.71

The fund's year-to-date return for the three months ended March 31, 2001 was -11.54%.

The fund's highest/lowest quarterly results during this time period were:

Highest 41.07% (quarter ended December 31, 1999)
Lowest -13.14% (quarter ended December 31, 2000)

                                 American Funds Insurance Series / Prospectus  3

For periods ended December 31, 2000:

Average
Annual                    MSCI      Lipper
Total                     World   Global Fund
Return         Fund/1/   Index/2/   Index/3/   CPI/4/
--------------------------------------------------------------------------------
One Year       -18.71%     -12.92%     -8.50%   3.39%
 ................................................................................
Lifetime/5/     19.73%      12.22%     12.74%   2.28%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Lipper Global Fund Index represents funds that invest at least 25% of their portfolios in securities traded outside the U.S. The results of the un-derlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on April 30, 1997.


4  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Global Small Capitalization Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for in-vestors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. The growth oriented, equity-type securi-ties generally purchased by the fund may involve large price swings and poten-tial for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

                                 American Funds Insurance Series / Prospectus  5

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                         [FUND'S RESULTS GRAPH APPEARS HERE]

                                               Fund's Results
                       Calendar Year                 (%)
                       -------------           --------------
                          1999                      91.77
                          2000                     -16.33

The fund's year-to-date return for the three months ended March 31, 2001 was -18.14%.

The fund's highest/lowest quarterly results during this time period were:
Highest  28.97% (quarter ended December 31, 1999)
Lowest -16.88% (quarter ended December 31, 2000)

For periods ended December 31, 2000:

                     Salomon
                      Smith
Average               Barney
Annual                World
Total                Smallcap
Return       Fund/1/  Index2  CPI/3/
------------------------------------
One Year     -16.33%  -4.73%  3.39%
 ....................................
Lifetime/4/   20.52%   1.39%  2.59%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-com-pany stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.


/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on April 30, 1998.


6  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Stan-dard & Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       33.27
                        1992                       10.78
                        1993                       16.33
                        1994                        0.50
                        1995                       33.27
                        1996                       13.36
                        1997                       30.10
                        1998                       35.55
                        2000                        4.73

The fund's year-to-date return for the three months ended March 31, 2001 was -17.53%.

The fund's highest/lowest quarterly results during this time period were:

Highest  30.77% (quarter ended December 31, 1999)
Lowest  -11.20% (quarter ended September 30, 1998)

                                 American Funds Insurance Series / Prospectus  7

For periods ended December 31, 2000:

Average
Annual                        Lipper Capital
Total                S&P 500   Appreciation
Return       Fund/1/ Index/2/ Fund Index/3/  CPI/4/
---------------------------------------------------
One Year      4.73%   -9.11%     -12.93%     3.39%
 ...................................................
Five Years   26.97%   18.29%      14.93%     2.54%
 ...................................................
Ten Years    22.47%   17.91%      15.99%     2.66%
 ...................................................
Lifetime/5/  19.00%   16.73%      13.76%     3.22%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

8  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
International Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is de-signed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate poten-tially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)
                              [GRAPH APPEARS HERE]

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       11.76
                        1992                       -1.84
                        1993                       34.34
                        1994                        1.93
                        1995                       12.68
                        1996                       17.53
                        1997                        9.06
                        1998                       21.22
                        1999                       76.43
                        2000                      -21.85

The fund's year-to-date return for the three months ended March 31, 2001 was -12.63%.

The fund's highest/lowest quarterly results during this time period were:

Highest  42.45% (quarter ended December 31, 1999)
Lowest  -14.22% (quarter ended September 30, 1998)

                                American Funds Insurance Series / Prospectus  9

For periods ended December 31, 2000:

Average
Annual                  MSCI      Lipper
Total                   EAFE   International
Return       Fund/1/  Index/2/ Fund Index/3/ CPI/4/
---------------------------------------------------
One Year     -21.85%   -13.96%    -14.72%    3.39%
 ...................................................
Five Years    16.46%     7.43%     10.20%    2.54%
 ...................................................
Ten Years     13.86%     8.56%     10.34%    2.66%
 ...................................................
Lifetime/5/   12.46%     7.63%      9.04%    2.85%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This in-dex is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper International Fund Index represents funds that invest in securi-ties with primary trading markets outside the U.S. The results of the under-lying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on May 1, 1990.

10  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
New World Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant por-tion of a company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated bonds and government securities that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such fac-tors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser will maintain an eligible list of qualified coun-tries and securities in which the fund may invest. Qualified developing coun-tries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Greece, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Pe-ru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, and Venezuela.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency and interest rate fluctuations. The growth-oriented, equity-type securi-ties generally purchased by the fund may involve large price swings and poten-tial for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks often are more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally in-volves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a com-pany or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more suscepti-ble to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, se-curities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.



                                American Funds Insurance Series / Prospectus  11

--------------------------------------------------------------------------------
New World Fund

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        2000                      -12.43

The fund's year-to-date return for the three months ended March 31, 2001 was -5.69%

The funds highest/lowest quarterly results during this time period were:

Highest  5.59% (quarter ended March 31, 2000)

Lowest  -6.78% (quarter ended June 30, 2000)

For periods ended December 31, 2000:

                        MSCI
Average                 All
Annual                Country
Total                World Free
Return       Fund/1/   Index2   CPI/3/
--------------------------------------------------------------------------------
One Year     -12.43%  -13.94%   3.39%
 ................................................................................
Lifetime/4/   2.41%    -0.40%   3.02%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International All Country World Free Index is a blend of the MSCI World and Emerging Markets Free indexes, weighted by market capitalization. The MSCI World Index measures 22 developed country stock mar-kets, while the MSCI Emerging Markets Free Index measures 26 developing coun-try stock markets. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on June 17, 1999.

12  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Blue Chip Income and Growth Fund

This fund will become available on or about July 5, 2001; however, it may not be available in all states on that date. Please contact your investment profes-sional for additional information.

RISK/RETURN SUMMARY

The fund seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of princi-pal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

The fund is designed for investors seeking both income and capital apprecia-tion. The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose secu-rities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

No investment results are provided since the fund had not commenced operations as of the date of their prospectus.

                                 American Funds Insurance Series / Prospectus 13

--------------------------------------------------------------------------------
Growth-Income Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demon-strate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The values of equity securities may decline in response to certain events, in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market de-clines, world political, social and economic instability, and currency and in-terest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties, such as delays in clearing and settling portfolio securities.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       24.08
                        1992                        7.93
                        1993                       12.30
                        1994                        2.08
                        1995                       32.99
                        1996                       18.72
                        1997                       25.84
                        1998                       18.38
                        1999                       11.47
                        2000                        8.24

The fund's year-to-date return for the three months ended March 31, 2001 was -2.16%.

The fund's highest/lowest quarterly results during this time period were:

Highest 18.91% (quarter ended December 31, 1998)
Lowest -11.00% (quarter ended September 30, 1998)

14 American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------

For periods ended December 31, 2000:

Average
Annual                        Lipper Growth
Total                S&P 500   and Income
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------
One Year      8.24%   -9.11%       0.39%    3.39%
 ..................................................
Five Years   16.37%   18.29%      19.32%    2.54%
 ..................................................
Ten Years    15.86%   17.41%      15.14%    2.66%
 ..................................................
Lifetime/5/  15.40%   16.73%      14.07%    3.22%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

                                American Funds Insurance Series / Prospectus  15

--------------------------------------------------------------------------------
Asset Allocation Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and cap-ital gains) consistent with preservation of capital over the long term by in-vesting in a diversified portfolio of common stocks and other equity securi-ties, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instru-ments. The fund is designed for investors seeking above average total return.

The values of equity securities may decline in response to certain events, in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market de-clines, world political, social and economic instability, and currency and in-terest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties, such as delays in clearing and settling portfolio securities. The values of most debt securities held by the fund may be affected by changing interest rates, and in-dividual securities by changes in their effective maturities and credit rat-ings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Lower quality and longer matu-rity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental devel-opments that could affect the repayment of principal or the payment of inter-est.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

16  American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

                              [GRAPH APPEARS HERE]

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       21.81
                        1992                        8.50
                        1993                       10.42
                        1994                       -0.28
                        1995                       29.56
                        1996                       15.78
                        1997                       20.49
                        1998                       13.13
                        1999                        7.25
                        2000                        4.61

 The fund's year-to-date return for the three months ended March 31, 2001 was -1.59%.


The fund's highest/lowest quarterly results during this time period were:

Highest 11.56% (quarter ended December 31, 1998)
Lowest  -9.15% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average                       Salomon
Annual                         Smith
Total                S&P 500   Barney
Return       Fund/1/ Index/2/ Index/3/ CPI/4/
---------------------------------------------
One Year      4.61%   -9.11%   11.59%  3.39%
 .............................................
Five Years   12.11%   18.29%    6.45%  2.54%
 .............................................
Ten Years    12.81%   17.41%    8.00%  2.66%
 .............................................
Lifetime/5/  11.31%   15.22%    8.03%  2.98%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/ The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index is included as a comparison because the fund generally invests at least 20% of its assets in bonds, including intermediate and long-term debt securities. It may increase its exposure to debt securities to as much as 50% of assets.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on August 1, 1989.

                               American Funds Insurance Series / Prospectus  17

--------------------------------------------------------------------------------
Bond Fund

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capi-tal by investing primarily in bonds. The fund may invest up to 35% of its as-sets in lower quality bonds (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may invest in bonds of issuers domiciled out-side the U.S. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The value of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the values of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and leg-islative developments.

Investments outside the U.S. may be affected by the events described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties, such as delays in clearing and settling portfolio transactions. In addition, although all securi-ties in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt se-curities. The value of convertible preferred stocks varies in response to many factors, including the value of the underlying equity, general market and eco-nomic conditions, and convertible market valuations, as well as changes in in-terest rates, credit spreads, and the credit quality of the issuer.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

18  American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)
                              [GRAPH APPEARS HERE]

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1996                        5.84
                        1997                       10.13
                        1998                        4.37
                        1999                        2.81
                        2000                        5.22

The fund's year-to-date return for the three months ended March 31, 2001 was 3.63%.

The fund's highest/lowest quarterly results during this time period were:

Highest 4.51% (quarter ended June 30, 1997)
Lowest -2.10% (quarter ended March 31, 1996)

For periods ended December 31, 2000:

Average              Salomon
Annual                Smith
Total                 Barney
Return       Fund/1/ Index/2/ CPI/3/
------------------------------------
One year      5.22%   11.59%  3.39%
 ....................................
Lifetime/4/   5.65%    6.45%  2.54%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on January 2, 1996.

                                American Funds Insurance Series / Prospectus  19

--------------------------------------------------------------------------------
High-Yield Bond Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and second-arily capital appreciation by investing primarily in lower quality debt securi-ties (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securi-ties and securities that have both equity and debt characteristics that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of debt securities held by the fund may be affected by changing in-terest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher qual-ity and shorter maturity bonds. The fund's investment adviser attempts to re-duce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative develop-ments. In addition, the values of equity securities may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations, and administrative difficulties, such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

20  American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)
                              [GRAPH APPEARS HERE]

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       26.57
                        1992                       12.47
                        1993                       16.43
                        1994                       -6.54
                        1995                       21.77
                        1996                       13.21
                        1997                       12.41
                        1998                        0.44
                        1999                        5.80
                        2000                       -3.06

The fund's year-to-date return for the three months ended March 31, 2001 was 4.08%.

The fund's highest/lowest quarterly results during this time period were:

Highest 10.40% (quarter ended March 31, 1991)
Lowest  -8.42% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average                                     Salomon
Annual                    Salomon Smith      Smith
Total                        Barney        Barney BIG
Return        Fund/1/  High Yield Index/2/  Index/3/  CPI/4/
------------------------------------------------------------
One Year        -3.06%        2.86%          11.59%   3.39%
 ............................................................
Five Years       5.56%        7.43%           6.45%   2.54%
 ............................................................
Ten Years        9.48%       13.81%           8.00%   2.66%
 ............................................................
Lifetime/5/     10.79%       11.16%           9.66%   3.22%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney Long-Term High-Yield Bond Index represents bonds that have a remaining maturity of at least ten years, a minimum amount outstanding of $100 million and a speculative-grade rating by both Moody's In-vestors Service, Inc. and Standard & Poor's Corporation. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Salomon Smith Barney Broad Investment-Grade Bond (BIG) Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

                                American Funds Insurance Series / Prospectus  21

--------------------------------------------------------------------------------
U.S. Government/AAA-Rated Securities Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government and se-curities that are rated AAA or Aaa by Moody's Investors Services, Inc. or Stan-dard & Poor's Corporation or unrated but determined to be of equivalent quali-ty. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages (also called "mortage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

The value of certain debt securities held by the fund may be affected by chang-ing interest rates and prepayment risks. For example, as with other debt secu-rities, the value of U.S. government securities generally will decline when in-terest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the cur-rent market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. government.

In addition, many types of debt securities, including mortgage-related securi-ties are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid prin-cipal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

22  American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)
                              [GRAPH APPEARS HERE]

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       15.94
                        1992                        7.60
                        1993                       11.17
                        1994                       -4.34
                        1995                       15.38
                        1996                        3.11
                        1997                        8.45
                        1998                        8.19
                        1999                       -0.53
                        2000                       11.69

The fund's year-to-date return for the three months ended March 31, 2001 was 2.56%.

The fund's highest/lowest quarterly results during this time period were:

Highest 5.95% (quarter ended September 30, 1991)
Lowest -3.76% (quarter ended March 31, 1994)

For periods ended December 31, 2000:

                       Salomon
                      Treasury/
Average              Government-
Annual                Sponsored
Total                 Mortgage
Return       Fund/1/  Index/2/   CPI/3/
---------------------------------------
One Year     11.69%    12.33%    3.39%
 .......................................
Five Years    6.09%     6.64%    2.54%
 .......................................
Ten Years     7.48%     7.92%    2.66%
 .......................................
Lifetime/4/   7.90%     8.68%    3.14%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Brothers Treasury/Government-Sponsored Mortgage Index represents fixed-rate Treasury, government-sponsored, and mortgage issues with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on December 1, 1985.

                                American Funds Insurance Series / Prospectus  23

--------------------------------------------------------------------------------
Cash Management Fund

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash re-serves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instru-ments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repay-ment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment oppor-tunities. Securities may be sold when they are judged to no longer represent good value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                        5.56
                        1992                        3.22
                        1993                        2.67
                        1994                        3.87
                        1995                        5.55
                        1996                        5.09
                        1997                        5.16
                        1998                        5.15
                        1999                        4.03
                        2000                        6.04

The fund's year-to-date return for the three months ended March 31, 2001 was 1.29%.


The fund's highest/lowest quarterly results during this time period were:

Highest 1.57% (quarter ended December 31, 2000)
Lowest  0.64% (quarter ended March 31, 1993)

24  American Funds Insurance Series / Prospectus

For periods ended December 31, 2000:

Average
Annual
Total
Return                                                Fund/1/
-------------------------------------------------------------
One Year                                               6.04%
 .............................................................
Five Years                                             5.25%
 .............................................................
Ten Years                                              4.71%
 .............................................................
Lifetime/2/                                            5.84%

/1/ These fund results were calculated according to a standard formula.

/2/ The fund began investment operations on February 8, 1984.

                                American Funds Insurance Series / Prospectus  25

Cash Position

The funds may also hold cash or money market instruments. The sizes of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objectives, but also it would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Portfolio Turnover

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realiza-tion of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither broker-age commissions nor transfer taxes are involved, although the dealer may re-ceive a markup. See the "Financial Highlights" for the funds' portfolio turn-over for each of the last five years.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Re-search Management Company, a wholly owned subsidiary of The Capital Group Com-panies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and busi-ness affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the fiscal year ended December 31, 2000 amounted to the following:
Global Growth Fund -- .66%; Global Small Capitalization Fund -- .80%; Growth Fund -- .36%; International Fund --.54%; New World Fund -- .85%; Growth-Income Fund --.34%; Asset Allocation Fund -- .44%; Bond Fund --.48%; High-Yield Bond Fund -- .50%; U.S. Government/AAA-Rated Securities Fund -- .46%; and Cash Management Fund -- .45%.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary portfolio coun-selors for each of the funds are listed on the next two pages.

26  American Funds Insurance Series / Prospectus

                                                                                         Approximate Years
                                                                                          of Experience as
                                                                                           an Investment
                                                                                            Professional
                                                                                           (including the
                                                                                          last five years)
                                                                     ................................
                                                         Years of Experience             With Capital
                                                        as Portfolio Counselor           Research and
                                                     (and Research Professional,          Management
  Portfolio Counselors                                      if applicable)                Company or  Total
     for the Series           Primary Title(s)              (approximate)                 Affiliates  Years
 ----------------------------------------------------------------------------------------------------
  James K. Dunton       Chairman of the Board.       Growth-Income Fund -- 17 years           39        39
                        Senior Vice President and    (since the fund began operations)
                        Director, Capital Research   Blue Chip Income and Growth
                        and Management Company       Fund -- less than one year (since
                                                     the fund began operations)
 ----------------------------------------------------------------------------------------------------
  Donald D. O'Neal      President of the Series.     Global Growth Fund -- 4 years            16        16
                        Senior Vice President,       (since the fund began operations)
                        Capital Research and         Growth Fund -- 10 years (plus 4
                        Management Company           years as a research professional
                                                     prior to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Abner D. Goldstine    Senior Vice President of     Bond Fund -- 5 years (since the          34        49
                        the Series. Senior Vice      fund began operations)
                        President and Director,      High-Yield Bond Fund -- 3 years
                        Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alan N. Berro         Vice President of the        Growth-Income Fund -- 5 years            10        15
                        Series. Senior Vice          (plus 6 years as a research
                        President, Capital Research  professional prior to becoming a
                        Company*                     portfolio counselor for the fund)
                                                     Asset Allocation Fund -- 2 years
                                                     Blue Chip Income and Growth
                                                     Fund -- less than one year (since
                                                     the fund began operations)
 ----------------------------------------------------------------------------------------------------
  Claudia P. Huntington Vice President of the        Growth-Income Fund -- 7 years            26        28
                        Series. Senior Vice          (plus 5 years as a research
                        President, Capital Research  professional prior to becoming a
                        and Management Company       portfolio counselor for the fund)
                                                     Global Discovery Fund--less then
                                                     one year (since the fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  Robert W. Lovelace    Vice President of the        Global Discovery Fund--less              16        16
                        Series, President, Capital   than one year
                        Research Company*            (since the fund began operations)
                                                     Global Growth Fund -- 4
                                                     years (since the fund began
                                                     operations)
                                                     International Fund -- 7
                                                     years
                                                     New World Fund -- 2 years
                                                     (since the fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  John H. Smet          Vice President of the        Bond Fund -- 5 years (since the          18        19
                        Series. Vice President,      fund began operations)
                        Capital Research and         U.S. Government Fund -- 9 years
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Susan M. Tolson       Vice President of the        High-Yield Bond Fund -- 6 years          11        13
                        Series. Senior Vice          (plus 3 years as a research
                        President, Capital Research  professional prior to becoming a
                        Company*                     portfolio counselor for the fund)
                                                     Asset Allocation Fund -- 2 years
 ----------------------------------------------------------------------------------------------------
  Timothy D. Armour     Chairman and Chief           Asset Allocation Fund -- 5 years         18        18
                        Executive Officer, Capital   Global Discovery Fund -- less
                        Research Company*            than one year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  David C. Barclay      Vice President and           High-Yield Bond Fund -- 8 years          13        20
                        Director, Capital Research   New World Fund -- 2 years (since
                        and Management Company       the fund began operations)
                                                     Bond Fund -- 3 years
 ----------------------------------------------------------------------------------------------------
  Martial Chaillet      Senior Vice President and    Global Growth Fund -- 4 years            29        29
                        Director, Capital Research   (since the fund began operations)
                        Company*                     International Fund -- 8 years
 ----------------------------------------------------------------------------------------------------
  Gordon Crawford       Senior Vice President and    Global Small Capitalization              30        30
                        Director, Capital Research   Fund -- 3 years (since the fund
                        and Management Company       began operations)
                                                     Growth Fund -- 7 years (plus 5
                                                     years as a research professional
                                                     prior to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Mark E. Denning       Director, Capital Research   Global Small Capitalization              19        19
                        and Management Company       Fund -- 3 years (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  James E. Drasdo       Senior Vice President,       Growth Fund -- 14 years                  24        29
                        Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alwyn Heong           Vice President, Capital      International Fund -- 5 years             9        12
                        Research Company*            Global Discovery Fund -- less
                                                     than one year (since the fund
                                                     began operations)
 ----------------------------------------------------------------------------------------------------
  Thomas H. Hogh        Vice President -- Capital    U.S. Government Fund -- 3 years          11        14
                        International Research,
                        Inc.*
 ----------------------------------------------------------------------------------------------------
  Carl M. Kawaja        Vice President, Capital      New World Fund -- 2 years (since          9        13
                        Research Company*            fund began operations)

                                American Funds Insurance Series / Prospectus  27

                                                                                 Approximate Years
                                                                                  of Experience as
                                                                                   an Investment
                                                                                    Professional
                                                                                   (including the
                                                                                  last five years)
                                                             ................................
                                                       Years of Experience       With Capital
                                                      as Portfolio Counselor     Research and
       Portfolio                                   (and Research Professional,    Management
  Counselors for the                                      if applicable)          Company or  Total
        Series              Primary Title(s)              (approximate)           Affiliates  Years
 --------------------------------------------------------------------------------------------------
  Mark R. Macdonald   Vice President --            Asset Allocation Fund -- 2          7        15
                       Investment Management       years
                      Group, Capital Research and
                      Management Company
 --------------------------------------------------------------------------------------------------
  Robert G. O'Donnell Senior Vice President and    Growth-Income Fund -- 11           26        29
                      Director, Capital Research   years (plus 1 year as a
                      and Management Company       research professional prior
                                                   to becoming a portfolio
                                                   counselor for the fund)
 --------------------------------------------------------------------------------------------------
  John W. Ressner     Executive Vice President     U.S. Government Fund -- 3          13        13
                      and Director --Capital       years
                      Research Company*
 --------------------------------------------------------------------------------------------------
  C. Ross Sappenfield Vice President, Capital      Growth-Income Fund -- 2             9         9
                      Research Company*            years
                                                   Blue Chip Income and Growth
                                                   Fund--less than one year
                                                   (since the fund began
                                                   operations)
 --------------------------------------------------------------------------------------------------
  Gregory W. Wendt    Senior Vice President,       Global Small Capitalization        14        14
                      Capital Research Company*    Fund -- 3 years (since the
                                                   fund began operations)
 --------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made after corresponding purchases and redemptions of units of the separate accounts without delay.

Share Price

Each fund calculates its share price, also called net asset value, as of ap-proximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The funds have adopted pro-cedures to make "fair value" determinations when reliable market prices for particular securities are not available. Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

It is the Series' policy to distribute to the shareholders (the insurance com-pany separate accounts) all of its net investment income and capital gains re-alized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so quali-fies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate ac-counts.

28  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming re-investment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with the funds' finan-cial statements, are included in the statement of additional information, which is available upon request.

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of    Total
  ended     of period   income     unrealized)    operations  income)      gains)     distributions  period   return

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
  ended      millions)  net assets net assets  rate/2/

Global Growth Fund/3/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1997   $10.00      $.06         $  .59         $ .65     $(.03)          --         $(.03)     $10.62      6.45%
11/30/1998    10.62       .13           2.43          2.56      (.14)       $(.02)         (.16)      13.02     24.26
11/30/1999    13.02       .14           6.39          6.53      (.12)        (.44)         (.56)      18.99     51.89
12/31/1999    18.99       .01           3.43          3.44      (.11)        (.90)        (1.01)      21.42     18.53
12/31/2000    21.42       .20/4/       (4.15)/4/     (3.95)     (.02)        (.20)         (.22)      17.25    (18.71)

Global Growth Fund/3/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1997      $ 80        .44%       .80%     13.22%
11/30/1998       132        .75       1.14      25.56
11/30/1999       272        .72       1.01      25.84
12/31/1999       327        .06        .06       2.65
12/31/2000       317        .70        .97      41.19
 ................................................................................
 Class 2
11/30/1997    10.00       .03            .60           .63      (.02)          --          (.02)      10.61      6.28
11/30/1998    10.61       .10           2.44          2.54      (.11)        (.02)         (.13)      13.02     24.06
11/30/1999    13.02       .11           6.37          6.48      (.08)        (.44)         (.52)      18.98     51.45
12/31/1999    18.98       .01           3.42          3.43      (.10)        (.90)        (1.00)      21.41     18.47
12/31/2000    21.41       .15/4/       (4.13)/4/     (3.98)     (.02)        (.20)         (.22)      17.21    (18.87)
 Class 2
11/30/1997        46        .57        .56      13.22
11/30/1998       124       1.00        .87      25.56
11/30/1999       316        .96        .77      25.84
12/31/1999       399        .08        .04       2.65
12/31/2000       562        .95        .73      41.19

Global Small Capitalization Fund/5/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1998   $10.00      $.07         $ (.92)       $ (.85)    $(.04)          --        $ (.04)     $ 9.11     (8.31)%
11/30/1999     9.11       .06           8.20          8.26      (.08)      $ (.13)         (.21)      17.16     92.15
12/31/1999    17.16        --           1.92          1.92      (.01)       (1.70)        (1.71)      17.37     11.70
12/31/2000    17.37       .09/4/       (2.81)/4/     (2.72)     (.05)        (.32)         (.37)      14.28    (16.33)
Global Small Capitalization Fund/5/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1998    $   55        .51%       .86%     28.20%
11/30/1999       150        .82        .53      80.55
12/31/1999       178        .07         --       6.65
12/31/2000       213        .86        .52      61.79
 ................................................................................
 Class 2
11/30/1998    10.00       .04           (.91)         (.87)     (.03)          --          (.03)       9.10    (8.49)
11/30/1999     9.10       .04           8.19          8.23      (.06)        (.13)         (.19)      17.14    91.86
12/31/1999    17.14        --           1.92          1.92        --        (1.70)        (1.70)      17.36    11.69
12/31/2000    17.36       .04/4/       (2.80)/4/     (2.76)     (.04)        (.32)         (.36)      14.24   (16.53)
 Class 2
11/30/1998        17        .64        .63      28.20
11/30/1999        88       1.06        .25      80.55
12/31/1999       111        .09         --       6.65
12/31/2000       234       1.11        .25      61.79

Growth Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $41.81      $.24         $ 5.17        $ 5.41     $(.29)      $(3.40)       $(3.69)     $43.53     14.32%
11/30/1997    43.53       .27           9.61          9.88      (.27)       (3.02)        (3.29)      50.12     24.57
11/30/1998    50.12       .19          10.91         11.10      (.17)       (6.14)        (6.31)      54.91     25.27
11/30/1999    54.91       .11          25.35         25.46      (.14)       (8.11)        (8.25)      72.12     52.55
12/31/1999    72.12       .01           9.64          9.65      (.05)      (11.10)       (11.15)      70.62     14.45
12/31/2000    70.62       .41/4/        2.97/4/       3.38        --         (.49)         (.49)      73.51      4.73
Growth Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996    $3,860        .44%       .61%     30.88%
11/30/1997     4,671        .42        .59      45.14
11/30/1998     5,313        .41        .38      49.91
11/30/1999     7,270        .39        .19      36.81
12/31/1999     8,224        .03        .01       2.55
12/31/2000     7,677        .38        .53       4.96
 ................................................................................
 Class 2
11/30/1997    40.59       .11           9.51          9.62      (.12)          --          (.12)      50.09     23.73
11/30/1998    50.09       .08          10.90         10.98      (.05)       (6.14)        (6.19)      54.88     24.97
11/30/1999    54.88      (.02)         25.33         25.31      (.04)       (8.11)        (8.15)      72.04     52.22
12/31/1999    72.04        --           9.63          9.63        --       (11.10)       (11.10)      70.57     14.44
12/31/2000    70.57       .25/4/        2.95/4/       3.20        --         (.49)         (.49)      73.28      4.47
 Class 2
11/30/1997        75        .37        .08      45.14
11/30/1998       310        .66        .15      49.91
11/30/1999       937        .64         --      36.81
12/31/1999     1,149        .05         --       2.55
12/31/2000     2,356        .63        .33      47.96

International Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.89      $.28          $1.96         $2.24     $(.31)       $(.29)        $(.60)     $15.53     16.66%
11/30/1997    15.53       .25           1.18          1.43      (.27)        (.62)         (.89)      16.07      9.52
11/30/1998    16.07       .22           2.21          2.43      (.28)       (1.65)        (1.93)      16.57     16.94
11/30/1999    16.57       .25           8.87          9.12      (.30)        (.31)         (.61)      25.08     56.48
12/31/1999    25.08       .01           4.34          4.35      (.10)       (2.59)        (2.69)      26.74     18.18
12/31/2000    26.74       .18/4/       (5.90)/4/     (5.72)     (.01)        (.42)         (.43)      20.59    (21.85)
International Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996    $2,370        .69%      1.99%     32.08%
11/30/1997     2,612        .67       1.56      50.12
11/30/1998     2,593        .66       1.36      34.08
11/30/1999     3,526        .61       1.18      41.99
12/31/1999     4,113        .05        .03       1.45
12/31/2000     2,750        .59        .72      41.84
 ................................................................................
 Class 2
11/30/1997    15.86       .13            .23           .36      (.16)          --          (.16)      16.06      2.20
11/30/1998    16.06       .20           2.19          2.39      (.24)       (1.65)        (1.89)      16.56     16.63
11/30/1999    16.56       .10           8.98          9.08      (.26)        (.31)         (.57)      25.07     56.16
12/31/1999    25.07       .01           4.33          4.34      (.09)       (2.59)        (2.68)      26.73     18.16
12/31/2000    26.73       .13/4/       (5.89)/4/     (5.76)     (.01)        (.42)         (.43)      20.54    (22.06)
 Class 2
11/30/1997        48        .53        .34      50.12
11/30/1998       126        .91       1.03      34.08
11/30/1999       311        .85        .84      41.99
12/31/1999       391        .07        .01       1.45
12/31/2000       581        .84        .50      41.84

New World Fund/6/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1999   $10.00      $.07         $  .51        $  .58     $(.02)          --         $(.02)     $10.56      5.87%
12/31/1999    10.56       .01           1.25          1.26      (.04)      $ (.01)         (.05)      11.77     11.88
12/31/2000    11.77       .24/4/       (1.70)/4/     (1.46)     (.20)        (.26)         (.46)       9.85    (12.43)
New World Fund/6/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1999       $37        .43%      1.02%       .81%
12/31/1999        45        .08        .18       2.57
12/31/2000       .45        .92       2.14      42.63
 ................................................................................
 Class 2
11/30/1999    10.00       .06            .51           .57      (.02)          --          (.02)      10.55      5.71
12/31/1999    10.55       .02           1.25          1.27      (.04)        (.01)         (.05)      11.77     11.87
12/31/2000    11.77       .20/4/       (1.69)/4/     (1.49)     (.18)        (.26)         (.44)       9.84    (12.70)
 Class 2
11/30/1999        28        .57        .95        .81
12/31/1999        38        .10        .16       2.57
12/31/2000       102       1.17       1.83      42.63

                                 American Funds Insurance Series / Prospectus 29

  American Funds Insurance Series / Prospectus

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset         Net assets,
             value,      Net      securities (both Total from (from net  Distributions                value,             end of
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total   period (in
  ended     of period   income      unrealized)    operations  income)      gains)     distributions  period   return   millions)
             Ratio of   Ratio of
             expenses  net income Portfolio
  Period    to average to average turnover
  ended     net assets net assets  rate/2/

Growth-Income Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $31.47      $.71           $5.55        $6.26       $(.74)     $(1.26)       $(2.00)     $35.73   21.02%    $5,249
11/30/1997    35.73       .73            6.78         7.51        (.72)      (2.55)        (3.27)      39.97   22.92      6,430
11/30/1998    39.97       .67            4.60         5.27        (.68)      (3.83)        (4.51)      40.73   14.77      6,704
11/30/1999    40.73       .69            3.94         4.63        (.66)      (6.00)        (6.66)      38.70   12.86      6,537
12/31/1999    38.70       .06             .88          .94        (.18)      (6.38)        (6.56)      33.08    3.21      6,632
12/31/2000    33.08       .72/4/         1.98/4/      2.70        (.06)       (.49)         (.55)      35.23    8.24      6,022
Growth-Income Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     .41%       2.26%     31.27%
11/30/1997     .38        2.01      37.55
11/30/1998     .36        1.74      42.72
11/30/1999     .35        1.75      40.63
12/31/1999     .03         .18       2.69
12/31/2000     .35        2.16      47.14
 ................................................................................
 Class 2
11/30/1997    34.10       .37            5.82         6.19        (.35)         --          (.35)      39.94   18.18        157
11/30/1998    39.94       .58            4.60         5.18        (.59)      (3.83)        (4.42)      40.70   14.49        564
11/30/1999    40.70       .59            3.94         4.53        (.56)      (6.00)        (6.56)      38.67   12.59      1,109
12/31/1999    38.67       .07             .87          .94        (.16)      (6.38)        (6.54)      33.07    3.19      1,203
12/31/2000    33.07       .65/4/         1.96/4/      2.61        (.06)       (.49)         (.55)      35.13    7.95      1,972
 Class 2
11/30/1997     .35         .93      37.55
11/30/1998     .61        1.02      42.72
11/30/1999     .60        1.50      40.63
12/31/1999     .05         .16       2.69
12/31/2000     .60        1.92      47.14

Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.77      $.53           $1.89        $2.42       $(.53)      $(.48)       $(1.01)     $15.18   18.65%    $1,141
11/30/1997    15.18       .55            1.94         2.49        (.54)       (.97)        (1.51)      16.16   17.90      1,393
11/30/1998    16.16       .58            1.27         1.85        (.57)       (.87)        (1.44)      16.57   12.32      1,497
11/30/1999    16.57       .58             .60         1.18        (.57)      (1.15)        (1.72)      16.03    7.65      1,394
12/31/1999    16.03       .05             .15          .20        (.14)      (1.02)        (1.16)      15.07    1.45      1,387
12/31/2000    15.07       .56/4/          .13/4/       .69        (.05)         --          (.05)      15.71    4.61      1,136
Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     .49%       3.88%     50.62%
11/30/1997     .47        3.63      34.14
11/30/1998     .45        3.63      27.97
11/30/1999     .44        3.50      36.27
12/31/1999     .04         .31       1.42
12/31/2000     .45        3.77      32.43
 ................................................................................
 Class 2
11/30/1997    14.43       .29            1.69         1.98        (.26)         --          (.26)      16.15   13.80         42
11/30/1998    16.15       .53            1.28         1.81        (.53)       (.87)        (1.40)      16.56   12.05        173
11/30/1999    16.56       .53             .61         1.14        (.53)      (1.15)        (1.68)      16.02    7.39        321
12/31/1999    16.02       .05             .14          .19        (.13)      (1.02)        (1.15)      15.06    1.42        341
12/31/2000    15.06       .53/4/          .13/4/       .66        (.05)         --          (.05)      15.67    4.40        453
 Class 2
11/30/1997     .40        1.81      34.14
11/30/1998     .70        3.39      27.97
11/30/1999     .69        3.24      36.27
12/31/1999     .06         .29       1.42
12/31/2000     .70        3.53      32.43

Bond Fund/7/
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $10.00      $.40            $.16         $.56       $(.25)         --         $(.25)     $10.31    5.74%       $77
11/30/1997    10.31       .63             .30          .93        (.62)         --          (.62)      10.62    9.36        132
11/30/1998    10.62       .67            (.15)         .52        (.65)     $ (.12)         (.77)      10.37    5.12        186
11/30/1999    10.37       .73            (.50)         .23        (.69)       (.05)         (.74)       9.86    2.33        173
12/31/1999     9.86       .07            (.01)         .06        (.18)         --          (.18)       9.74     .61        169
12/31/2000     9.74       .80/4/         (.29)/4/      .51        (.07)         --          (.07)      10.18    5.22        151
Bond Fund/7/
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     .52%       6.18%     32.83%
11/30/1997     .55        6.63      52.93
11/30/1998     .54        6.89      61.54
11/30/1999     .53        7.17      38.22
12/31/1999     .05         .65       5.48
12/31/2000     .51        8.03      54.82
 ................................................................................
 Class 2
11/30/1997    10.11       .35             .46          .81        (.31)         --          (.31)      10.61    8.09         12
11/30/1998    10.61       .65            (.15)         .50        (.63)       (.12)         (.75)      10.36    4.85         45
11/30/1999    10.36       .67            (.47)         .20        (.66)       (.05)         (.71)       9.85    2.07         80
12/31/1999     9.85       .06              --          .06        (.17)         --          (.17)       9.74     .59         85
12/31/2000     9.74       .78/4/         (.30)/4/      .48        (.06)         --          (.06)      10.16    4.99        144
 Class 2
11/30/1997     .44        3.50      52.93
11/30/1998     .78        6.62      61.54
11/30/1999     .78        6.94      38.22
12/31/1999     .07         .63       5.48
12/31/2000     .76        7.87      54.82

High-Yield Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.99     $1.28            $.54        $1.82      $(1.30)         --        $(1.30)     $14.51   13.75%      $662
11/30/1997    14.51      1.29             .43         1.72       (1.27)         --         (1.27)      14.96   12.45        765
11/30/1998    14.96      1.26           (1.04)         .22       (1.25)     $ (.16)        (1.41)      13.77    1.44        715
11/30/1999    13.77      1.26            (.72)         .54       (1.31)       (.19)        (1.50)      12.81    4.22        589
12/31/1999    12.81       .11             .12          .23        (.29)         --          (.29)      12.75    1.83        586
12/31/2000    12.75      1.24/4/        (1.63)/4/     (.39)       (.11)         --          (.11)      12.25   (3.06)       436
High-Yield Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     .53%       9.27%     44.81%
11/30/1997     .51        8.92      50.22
11/30/1998     .51        8.66      65.80
11/30/1999     .51        9.13      30.72
12/31/1999     .04         .79       1.36
12/31/2000     .52        9.87      49.51
 ................................................................................
 Class 2
11/30/1997    14.28       .69             .61         1.30        (.63)         --          (.63)      14.95    9.20         21
11/30/1998    14.95      1.25           (1.06)         .19       (1.22)       (.16)        (1.38)      13.76    1.18         68
11/30/1999    13.76      1.18            (.67)         .51       (1.28)       (.19)        (1.47)      12.80    3.96         95
12/31/1999    12.80       .11             .12          .23        (.28)         --          (.28)      12.75    1.81         99
12/31/2000    12.75      1.22/4/        (1.64)/4/     (.42)       (.11)         --          (.11)      12.22   (3.31)       117
 Class 2
11/30/1997     .43        4.92      50.22
11/30/1998     .76        8.60      65.80
11/30/1999     .76        8.86      30.72
12/31/1999     .07         .77       1.36
12/31/2000     .77        9.76      49.51

30  American Funds Insurance Series / Prospectus

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset         Net assets,
             value,      Net     securities (both Total from (from net  Distributions                value,             end of
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total   period (in
  ended     of period   income     unrealized)    operations  income)      gains)     distributions  period   return   millions)
             Ratio of   Ratio of
             expenses  net income Portfolio
  Period    to average to average turnover
  ended     net assets net assets  rate/2/

U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $11.52      $.83         $(.24)         $.59      $(.82)         --          $(.82)     $11.29    5.49%     $512
11/30/1997    11.29       .76          (.07)          .69       (.80)         --           (.80)      11.18    6.49       471
11/30/1998    11.18       .68           .26           .94       (.69)         --           (.69)      11.43    8.72       537
11/30/1999    11.43       .69          (.67)          .02       (.67)         --           (.67)      10.78     .24       431
12/31/1999    10.78       .06          (.10)         (.04)      (.18)         --           (.18)      10.56    (.41)      421
12/31/2000    10.56       .68/4/        .55/4/       1.23       (.06)         --           (.06)      11.73   11.69       362
U.S. Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     .53%       7.33%     30.45%
11/30/1997     .52        6.73      53.80
11/30/1998     .51        6.11      89.25
11/30/1999     .52        6.06      58.30
12/31/1999     .05         .52       1.86
12/31/2000     .49        6.16      53.97
 ................................................................................
 Class 2
11/30/1997    10.83       .38           .33           .71       (.37)         --           (.37)      11.17    6.65         7
11/30/1998    11.17       .68           .24           .92       (.67)         --           (.67)      11.42    8.46        32
11/30/1999    11.42       .65          (.64)          .01       (.65)         --           (.65)      10.78     .08        47
12/31/1999    10.78       .05          (.10)         (.05)      (.17)         --           (.17)      10.56    (.43)       48
12/31/2000    10.56       .65/4/        .55/4/       1.20       (.06)         --           (.06)      11.70   11.38        70
 Class 2
11/30/1997     .44        3.45      53.80
11/30/1998     .75        5.68      89.25
11/30/1999     .77        5.83      58.30
12/31/1999     .07         .51       1.86
12/31/2000     .74        5.89      53.97

Cash Management Fund
---------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $11.11      $.54          $.01          $.55      $(.54)         --          $(.54)     $11.12    5.09%     $240
11/30/1997    11.12       .57          (.01)          .56       (.55)         --           (.55)      11.13    5.21       226
11/30/1998    11.13       .57          (.01)          .56       (.56)         --           (.56)      11.13    5.17       250
11/30/1999    11.13       .49           .02           .51       (.51)         --           (.51)      11.13    4.73       306
12/31/1999    11.13       .05            --           .05       (.13)         --           (.13)      11.05     .46       317
12/31/2000    11.05       .65/4/        .01/4/        .66       (.06)         --           (.06)      11.65    6.04       211
Cash Management Fund
---------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     .47%       4.94%        --
11/30/1997     .47        4.99         --
11/30/1998     .46        5.07         --
11/30/1999     .46        4.65         --
12/31/1999     .04         .45         --
12/31/2000     .46        5.80         --
 ................................................................................
 Class 2
11/30/1997    11.07       .28           .03           .31       (.26)         --           (.26)      11.12    2.87        14
11/30/1998    11.12       .55          (.02)          .53       (.53)         --           (.53)      11.12    4.92        34
11/30/1999    11.12       .48            --           .48       (.48)         --           (.48)      11.12    4.47        48
12/31/1999    11.12       .05            --           .05       (.13)         --           (.13)      11.04     .43        48
12/31/2000    11.04       .63/4/        .01/4/        .64       (.06)         --           (.06)      11.62    5.38        49
 Class 2
11/30/1997     .41        2.80         --
11/30/1998     .70        4.75         --
11/30/1999     .71        4.40         --
12/31/1999     .06         .42         --
12/31/2000     .71        5.60         --

/1/ The periods ended 1996 through 1999 represent the fiscal years ended
    November 30. The period ended December 31, 1999, represents the one month ended December 31. The period ended 2000 represents the fiscal year ended December 31. Class 2 shares were offered for sale commencing April 30, 1997. Results for periods not representative of a full year are based on activity during the period. Total returns exclude all sales charges.

/2/ Represents portfolio turnover rate (equivalent for all share classes).

/3/ Commenced operations April 30, 1997.

/4/ Based on average shares outstanding.

/5/ Commenced operations on April 30, 1998.

/6/ Commenced operations June 17, 1999.

/7/ Commenced operations January 2, 1996.

 No information is presented for the Global Discovery Fund and the Blue Chip Income and Growth Fund since they had no investment operations as of December 31, 2000.

                                American Funds Insurance Series / Prospectus 31

-------------------------------------------------------------------------------

  OTHER FUND INFORMATION

  Annual/Semi-Annual Report to Shareholders

  Contains additional information about the Series including finan-cial statements, investment results, portfolio holdings, a state-ment from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the indepen-dent accountants' report (in the annual report).

  Statement of Additional Information (SAI) and Codes of Ethics

  The SAI contains more detailed information on all aspects of the Series, including the funds' financial statements and is incorpo-rated by reference into this prospectus. The Codes of Ethics de-scribe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

  The Codes of Ethics and current SAI have been filed with the Secu-rities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-
  8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or after payment of a duplication fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Pub-lic Reference Section, Washington, D.C. 20549-0102.

  To request a free copy of any of the documents listed above, please call American Funds Distributors, Inc. at 800/421-9900, ext. 16, or write to:

    Secretary of the Series
    333 South Hope Street
    Los Angeles, CA 90071






                                                           26-101-501
  Investment Company File No. 811-3857       Printed on recycled paper


                 [LOGO OF AMERICAN FUNDS(SM) INSURANCE SERIES]
--------------------------------------------------------------------------------


                                American Funds
                               Insurance Series(SM)



                                Class 2 shares

                                  Prospectus

The Series consists of 13 funds, each representing a separate fully managed di-versified portfolio of securities. The 13 funds are:

  Global Discovery Fund
  Global Growth Fund
  Global Small Capitalization Fund
  Growth Fund
  International Fund
  New World Fund
  Blue Chip Income and Growth Fund
  Growth-Income Fund
  Asset Allocation Fund
  Bond Fund
  High-Yield Bond Fund
  U.S. Government /AAA-Rated Securities Fund
  Cash Management Fund

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 2 shares and is for use with Con-tracts that make Class 2 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. More information on the funds is contained in the Series' statement of additional information.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable an-nuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemp-tion charges at net asset value.

                             American Funds Insurance Series / Prospectus     1

-------------------------------------------------------------------------------
Global Discovery Fund

This fund will become available on or about July 5, 2001; however, it may not be available in all states on that date. Please contact your investment profes-sional for additional information.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. Companies in the services and information area include, for example, those in-volved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tour-ism, financial services, distribution and transportation. Providing you with current income is a secondary consideration.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. The values of equity securities held by the fund may de-cline in response to certain events, including those involving the companies whose securities are owned in the fund, adverse conditions affecting the gen-eral economy, overall market declines, world political, social, and economic instability, and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitaliza-tion stocks.

Investments outside the U.S. may be affected by the events described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

No investment results are provided since the fund had not commenced operations as of the date of this prospectus.

2 American Funds Insurance Series / Prospectus

-------------------------------------------------------------------------------
Global Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                         [FUND'S RESULTS GRAPH APPEARS HERE]

                                               Fund's Results
                       Calendar Year                 (%)
                       -------------           --------------
                          1998                      28.75
                          1999                      69.67
                          2000                     -18.87

The fund's year-to-date return for the three months ended March 31, 2001 was -11.62%.

The fund's highest/lowest quarterly results during this time period were:

Highest 41.02% (quarter ended December 31, 1999)
Lowest -13.17% (quarter ended December 31, 2000)

                                  American Funds Insurance Series / Prospectus 3

For periods ended December 31, 2000:

Average
Annual                 MSCI     Lipper
Total                 World   Global Fund
Return       Fund/1/ Index/2/  Index/3/   CPI/4/
------------------------------------------------
One Year     -18.87% -12.92%    -8.50%    3.39%
 ................................................
Lifetime/5/   19.45%  12.22%    12.74%    2.28%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Global Fund Index represents funds that invest at least 25% of their portfolios in securities traded outside the U.S. The results of the un-derlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on April 30, 1997.


4 American Funds Insurance Series / Prospectus

-------------------------------------------------------------------------------
Global Small Capitalization Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for in-vestors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. The growth oriented, equity-type securi-ties generally purchased by the fund may involve large price swings and poten-tial for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

                                 American Funds Insurance Series / Prospectus 5

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                         [FUND'S RESULTS GRAPH APPEARS HERE]

                                               Fund's Results
                       Calendar Year                 (%)
                       -------------           --------------
                          1999                      91.37
                          2000                     -16.53

The fund's year-to-date return for the three months ended March 31, 2001 was -18.19%.

The fund's highest/lowest quarterly results during this time period were:

Highest  28.90% (quarter ended December 31, 1999)
Lowest -16.92% (quarter ended December 31, 2000)

For periods ended December 31, 2000:

                     Salomon
                      Smith
Average               Barney
Annual                World
Total                Smallcap
Return       Fund/1/  Index2  CPI/3/
------------------------------------
One Year     -16.53%  -4.73%  3.39%
 ....................................
Lifetime/4/  20.26%    1.39%  2.59%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-com-pany stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.


/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on April 30, 1998.


6  American Funds Insurance Series / Prospectus

-------------------------------------------------------------------------------
Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Stan-dard & Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

                                 American Funds Insurance Series / Prospectus 7

--------------------------------------------------------------------------------

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       32.90
                        1992                       10.48
                        1993                       16.00
                        1994                        0.23
                        1995                       32.90
                        1996                       13.07
                        1997                       29.80
                        1998                       35.24
                        1999                       57.27
                        2000                        4.47

The fund's year-to-date return for the three months ended March 31, 2001 was -17.57%.

The fund's highest/lowest quarterly results during this time period were:

Highest  30.72% (quarter ended December 31, 1999)
Lowest -11.27% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average
Annual                        Lipper Capital
Total                S&P 500   Appreciation
Return       Fund/1/ Index/2/ Fund Index/3/  CPI/4/
---------------------------------------------------
One Year      4.47%   -9.11%     -12.93%     3.39%
 ...................................................
Five Years   26.67%   18.29%      14.93%     2.54%
 ...................................................
Ten Years    22.16%   17.41%      15.99%     2.66%
 ...................................................
Lifetime/5/  18.67%   16.73%      13.76%     3.22%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the aver-age weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

8 American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
International Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is de-signed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate poten-tially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

                                 American Funds Insurance Series / Prospectus 9

-------------------------------------------------------------------------------
Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       11.45
                        1992                       -1.11
                        1993                       33.98
                        1994                        1.64
                        1995                       12.38
                        1996                       17.23
                        1997                        8.82
                        1998                       20.92
                        1999                       75.97
                        2000                      -22.06

The fund's year-to-date return for the three months ended March 31, 2001 was -12.62%.

The fund's highest/lowest quarterly results during this time period were:

Highest  42.33% (quarter ended December 31, 1999)
Lowest -14.34% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average
Annual                 MSCI      Lipper
Total                  EAFE   International
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------
One Year     -22.06% -13.96%     -14.72%    3.39%
 ..................................................
Five Years    16.17%   7.43%      10.20%    2.54%
 ..................................................
Ten Years     13.56%   8.56%      10.34%    2.66%
 ..................................................
Lifetime/5/   12.16%   7.63%       9.04%    2.85%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
    East) Index measures all major stock markets outside North America. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper International Fund Index represents funds that invest in securities with primary trading markets outside the U.S. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on May 1, 1990.

10   American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
New World Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant por-tion of a company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated bonds and government securities that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such fac-tors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser will maintain an eligible list of qualified coun-tries and securities in which the fund may invest. Qualified developing coun-tries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Greece, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Pe-ru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, and Venezuela.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency and interest rate fluctuations. The growth-oriented, equity-type securi-ties generally purchased by the fund may involve large price swings and poten-tial for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks often are more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally in-volves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a com-pany or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more suscepti-ble to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, se-curities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

                                American Funds Insurance Series / Prospectus 11

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.


Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        2000                      -12.70

The fund's year-to-date return for the three months ended March 31, 2001 was -5.69%

The funds highest/lowest quarterly results during this time period were:

Highest  5.50% (quarter ended March 31, 2000)

Lowest  -6.79% (quarter ended June 30, 2000)

For periods ended December 31, 2000:

                        MSCI
Average                 All
Annual                Country
Total                World Free
Return       Fund/1/   Index2   CPI/3/
--------------------------------------
One Year     -12.70%  -13.94%   3.39%
 ......................................
Lifetime/4/   2.14%    -0.40%   3.02%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International All Country World Free Index is a blend of the MSCI World and Emerging Markets Free indexes, weighted by market capitalization. The MSCI World Index measures 22 developed country stock markets, while the MSCI Emerging Markets Free Index measures 26 developing coun-try stock markets. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on June 17, 1999.

12  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Blue Chip Income and Growth Fund

This fund will become available on or about July 5, 2001; however, it may not be available in all states on that date. Please contact your investment profes-sional for additional information.

RISK/RETURN SUMMARY

The fund seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of princi-pal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

The fund is designed for investors seeking both income and capital apprecia-tion. The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose secu-rities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

No investment results are provided since the fund had not commenced operations as of the date of this prospectus.

                                American Funds Insurance Series / Prospectus 13

--------------------------------------------------------------------------------
Growth-Income Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demon-strate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The values of equity securities may decline in response to certain events, in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market de-clines, world political, social and economic instability, and currency and in-terest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties, such as delays in clearing and settling portfolio securities.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.
You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.


Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       23.70
                        1992                        7.62
                        1993                       11.97
                        1994                        1.79
                        1995                       32.63
                        1996                       18,41
                        1997                       25.54
                        1998                       18.09
                        1999                       11.20
                        2000                        7.95

The fund's year-to-date return for the three months ended March 31, 2001 was -2.19%.

The fund's highest/lowest quarterly results during this time period were:

Highest 18.85% (quarter ended December 31, 1998)
Lowest -11.06% (quarter ended September 30, 1998)

14  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
                American Funds Insurance Series / Prospectus

For periods ended December 31, 2000:

Average
Annual                        Lipper Growth
Total                S&P 500   and Income
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------
One Year      7.95%   -9.11%       0.39%    3.39%
 ..................................................
Five Years   16.08%   18.29%      14.32%    2.54%
 ..................................................
Ten Years    15.54%   17.41%      15.14%    2.66%
 ..................................................
Lifetime/5/  15.06%   16.73%      14.07%    3.22%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

--------------------------------------------------------------------------------
Asset Allocation Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and cap-ital gains) consistent with preservation of capital over the long term by in-vesting in a diversified portfolio of common stocks and other equity securi-ties, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instru-ments. The fund is designed for investors seeking above average total return.

The values of equity securities may decline in response to certain events, in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market de-clines, world political, social and economic instability, and currency and in-terest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties, such as delays in clearing and settling portfolio securities. The values of most debt securities held by the fund may be affected by changing interest rates, and in-dividual securities by changes in their effective maturities and credit rat-ings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Lower quality and longer matu-rity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental devel-opments that could affect the repayment of principal or the payment of inter-est.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

16 American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       21.42
                        1992                        8.16
                        1993                       10.09
                        1994                       -0.56
                        1995                       29.21
                        1996                       15.48
                        1997                       20.15
                        1998                       12.94
                        1999                        6.92
                        2000                        4.40

The fund's year-to-date return for the three months ended March 31, 2001 was -1.66%.

The fund's highest/lowest quarterly results during this time period were:

Highest 11.50% (quarter ended December 31, 1998)
Lowest  -9.20% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average                       Salomon
Annual                         Smith
Total                S&P 500   Barney
Return       Fund/1/ Index/2/ Index/3/ CPI/4/
---------------------------------------------
One Year      4.40%   -9.11%   11.59%  3.39%
 .............................................
Five Years   11.83%   18.29%    6.45%  2.54%
 .............................................
Ten Years    12.51%   17.41%    8.00%  2.66%
 .............................................
Lifetime/5/  11.00%   15.22%    8.03%  2.98%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the aver-age weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/ The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index is included as a comparison because the fund generally invests at least 20% of its assets in bonds, including intermediate and long-term debt securities. It may increase its exposure to debt securities to as much as 50% of assets.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on August 1, 1989.

                                 American Funds Insurance Series / Prospectus 17

--------------------------------------------------------------------------------
Bond Fund

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capi-tal by investing primarily in bonds. The fund may invest up to 35% of its as-sets in lower quality bonds (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may invest in bonds of issuers domiciled out-side the U.S. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The value of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the values of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and leg-islative developments.

Investments outside the U.S. may be affected by the events described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties, such as delays in clearing and settling portfolio transactions. In addition, although all securi-ties in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to debt se-curities. The value of convertible preferred stocks varies in response to many factors, including the value of the underlying equity, general market and eco-nomic conditions, and convertible market valuations, as well as changes in in-terest rates, credit spreads, and the credit quality of the issuer.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

18 American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1996                        5.57
                        1997                        9.89
                        1998                        4.11
                        1999                        2.55
                        2000                        4.99

The fund's year-to-date return for the three months ended March 31, 2001 was 3.54%.

The fund's highest/lowest quarterly results during this time period were:

Highest 4.51% (quarter ended June 30, 1997)
Lowest -2.10% (quarter ended March 31, 1996)

For periods ended December 31, 2000:

Average              Salomon
Annual                Smith
Total                 Barney
Return       Fund/1/ Index/2/ CPI/3/
------------------------------------
One year      4.99%   11.59%  3.39%
 ....................................
Lifetime/4/   5.40%    6.45%  2.54%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on January 2, 1996.

                                 American Funds Insurance Series / Prospectus 19

--------------------------------------------------------------------------------
High-Yield Bond Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and second-arily capital appreciation by investing primarily in lower quality debt securi-ties (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securi-ties and securities that have both equity and debt characteristics that provide an opportunity for capital appreciation. The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The values of debt securities held by the fund may be affected by changing in-terest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher qual-ity and shorter maturity bonds. The fund's investment adviser attempts to re-duce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative develop-ments. In addition, the values of equity securities may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations, and administrative difficulties, such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

20 American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       26.10
                        1992                       12.08
                        1993                       16.05
                        1994                       -6.83
                        1995                       21.42
                        1996                       12.91
                        1997                       12.09
                        1998                        0.27
                        1999                        5.53
                        2000                       -3.31

The fund's year-to-date return for the three months ended March 31, 2001 was 4.01%.

The fund's highest/lowest quarterly results during this time period were:

Highest 10.30% (quarter ended March 31, 1991)
Lowest  -8.42% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average                                   Salomon
Annual                  Salomon Smith      Smith
Total                      Barney        Barney BIG
Return       Fund/1/ High Yield Index/2/  Index/3/  CPI/4/
----------------------------------------------------------
One Year     -3.31%         2.86%          11.59%   3.39%
 ..........................................................
Five Years    5.30%         7.43%           6.45%   2.54%
 ..........................................................
Ten Years     9.16%        13.81%           8.00%   2.66%
 ..........................................................
Lifetime/5/  10.39%        11.16%           9.66%   3.22%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Smith Barney Long-Term High-Yield Bond Index represents bonds that have a remaining maturity of at least ten years, a minimum amount outstanding of $100 million and a speculative-grade rating by both Moody's Investors Service, Inc. and Standard & Poor's Corporation. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Salomon Smith Barney Broad Investment-Grade Bond (BIG) Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/4/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/ The fund began investment operations on February 8, 1984.

                                 American Funds Insurance Series / Prospectus 21

--------------------------------------------------------------------------------
U.S. Government/AAA-Rated Securities Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. government and se-curities that are rated AAA or Aaa by Moodys Investor's Services, Inc. or Stan-dard & Poor's Corporation or unrated but determined to be of equivalent quali-ty. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages (also called "mortage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

The value of certain debt securities held by the fund may be affected by chang-ing interest rates and prepayment risks. For example, as with other debt secu-rities, the value of U.S. government securities generally will decline when in-terest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the cur-rent market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. government.

In addition, many types of debt securities, including mortgage-related securi-ties are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid prin-cipal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

22 American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       15.54
                        1992                        7.25
                        1993                       10.84
                        1994                       -4.61
                        1995                       15.07
                        1996                        2.84
                        1997                        8.21
                        1998                        7.93
                        1999                       -0.78
                        2000                       11.38

The fund's year-to-date return for the three months ended March 31, 2001 was 2.56%.

The fund's highest/lowest quarterly results during this time period were:

Highest 5.85% (quarter ended September 30, 1991)
Lowest -3.83% (quarter ended March 31, 1994)

For periods ended December 31, 2000:

                       Salomon
                      Treasury/
Average              Government-
Annual                Sponsored
Total                 Mortgage
Return       Fund/1/  Index/2/   CPI/3/
---------------------------------------
One Year     11.38%    12.33%    3.39%
 .......................................
Five Years    5.83%     6.64%    2.54%
 .......................................
Ten Years     7.18%     7.92%    2.66%
 .......................................
Lifetime/4/   7.55%     8.68%    3.14%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Salomon Brothers Treasury/Government-Sponsored Mortgage Index represents fixed-rate Treasury, government-sponsored, and mortgage issues with a matu-rity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on December 1, 1985.

                                 American Funds Insurance Series / Prospectus 23

-------------------------------------------------------------------------------
Cash Management Fund

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash re-serves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instru-ments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repay-ment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment oppor-tunities. Securities may be sold when they are judged to no longer represent good value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1991                       5.22
                        1992                       2.93
                        1993                       2.40
                        1994                       3.60
                        1995                       5.27
                        1996                       4.82
                        1997                       4.92
                        1998                       4.90
                        1999                       4.47
                        2000                       5.83

The fund's year-to-date return for the three months ended March 31, 2001 was 1.29%.

The fund's highest/lowest quarterly results during this time period were:

Highest 1.51% (quarter ended September 30, 2000)
Lowest  0.57% (quarter ended March 31, 1993)

24 American Funds Insurance Series / Prospectus

For periods ended December 31, 2000:

Average
Annual
Total
Return                                                  Fund/1/
---------------------------------------------------------------
One Year                                                 5.83%
 ...............................................................
Five Years                                               4.99%
 ...............................................................
Ten Years                                                4.43%
 ...............................................................
Lifetime/2/                                              5.51%

/1/ These fund results were calculated according to a standard formula.

/2/ The fund began investment operations on February 8, 1984.

                                 American Funds Insurance Series / Prospectus 25

Cash Position

The funds may also hold cash or money market instruments. The sizes of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of a fund's objectives, but also it would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Portfolio Turnover

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realiza-tion of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither broker-age commissions nor transfer taxes are involved, although the dealer may re-ceive a markup. See the "Financial Highlights" for the funds' portfolio turn-over for each of the last five years.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Re-search Management Company, a wholly owned subsidiary of The Capital Group Com-panies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and busi-ness affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the fiscal year ended December 31, 2000 amounted to the following:
Global Growth Fund -- .66%; Global Small Capitalization Fund -- .80%; Growth Fund -- .36%; International Fund --.54%; New World Fund -- .85%; Growth-Income Fund --.34%; Asset Allocation Fund -- .44%; Bond Fund --.48%; High-Yield Bond Fund -- .50%; U.S. Government/AAA-Rated Securities Fund -- .46%; and Cash Management Fund -- .45%.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary portfolio coun-selors for each of the funds are listed on the next two pages.

26 American Funds Insurance Series / Prospectus

                                                                                   Approximate Years
                                                                                    of Experience as
                                                                                     an Investment
                                                                                      Professional
                                                                                     (including the
                                                                                    last five years)
                                                               ................................

                                                         Years of Experience       With Capital
                                                        as Portfolio Counselor     Research and
                                                     (and Research Professional,    Management
  Portfolio Counselors                                      if applicable)          Company or  Total
     for the Series           Primary Title(s)              (approximate)           Affiliates  Years
 ----------------------------------------------------------------------------------------------------
  James K. Dunton       Chairman of the Board.       Growth-Income Fund -- 17           39        39
                        Senior Vice President and    years (since the fund began
                        Director, Capital Research   operations)
                        and Management Company       Blue Chip Income and Growth
                                                     Fund -- less than one year
                                                     (since the fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  Donald D. O'Neal      President of the Series.     Global Growth Fund -- 4            16        16
                        Senior Vice President,       years (since the fund began
                        Capital Research and         operations) Growth Fund --
                        Management Company            10 years (plus 4 years as
                                                     a research professional
                                                     prior to becoming a
                                                     portfolio counselor for the
                                                     fund)
 ----------------------------------------------------------------------------------------------------
  Abner D. Goldstine    Senior Vice President of     Bond Fund -- 5 years (since        34        49
                        the Series. Senior Vice      the fund began operations)
                        President and Director,      High-Yield Bond Fund -- 3
                        Capital Research and         years
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alan N. Berro         Vice President of the        Growth-Income Fund -- 5            10        15
                        Series. Senior Vice          years (plus 6 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund -- 2
                                                     years
                                                     Blue Chip Income and Growth
                                                     Fund -- less than one year
                                                     (since the fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  Claudia P. Huntington Vice President of the        Growth-Income Fund -- 7            26        28
                        Series. Senior Vice          years (plus 5 years as a
                        President, Capital Research  research professional prior
                        and Management Company       to becoming a portfolio
                                                     counselor for the fund)
                                                     Global Discovery Fund --
                                                      less than one year (since
                                                     the fund began operations)
 ----------------------------------------------------------------------------------------------------
  Robert W. Lovelace    Vice President of the        Global Growth Fund -- 4            16        16
                        Series. President, Capital   years (since the fund began
                        Research Company*            operations)
                                                     International Fund -- 7
                                                     years
                                                     New World Fund -- 2 years
                                                     (since the fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  John H. Smet          Vice President of the        Bond Fund -- 5 years (since        18        19
                        Series. Vice President,      the fund began operations)
                        Capital Research and         U.S. Government Fund -- 9
                        Management Company           years
 ----------------------------------------------------------------------------------------------------
  Susan M. Tolson       Vice President of the        High-Yield Bond Fund -- 6          11        13
                        Series. Senior Vice          years (plus 3 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund -- 2
                                                     years
 ----------------------------------------------------------------------------------------------------
  Timothy D. Armour     Chairman and Chief           Asset Allocation Fund -- 5         18        18
                        Executive Officer, Capital   years
                        Research Company*            Global Discovery Fund --
                                                      less than one year (since
                                                     the fund began operations)
 ----------------------------------------------------------------------------------------------------
  David C. Barclay      Vice President and           High-Yield Bond Fund -- 8          13        20
                        Director, Capital Research   years
                        and Management Company       New World Fund -- 2 years
                                                     (since the fund began
                                                     operations)
                                                     Bond Fund -- 3 years
 ----------------------------------------------------------------------------------------------------
  Martial Chaillet      Senior Vice President and    Global Growth Fund -- 4            29        29
                        Director, Capital Research   years (since the fund began
                        Company*                     operations)
                                                     International Fund -- 8
                                                     years
 ----------------------------------------------------------------------------------------------------
  Gordon Crawford       Senior Vice President and    Global Small Capitalization        30        30
                        Director, Capital Research   Fund -- 3 years (since the
                        and Management Company       fund began operations)
                                                     Growth Fund -- 7 years
                                                     (plus 5 years as a research
                                                     professional prior to
                                                     becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Mark E. Denning       Director, Capital Research   Global Small Capitalization        19        19
                        and Management Company       Fund -- 3 years (since the
                                                     fund began operations)
 ----------------------------------------------------------------------------------------------------
  James E. Drasdo       Senior Vice President,       Growth Fund -- 14 years            24        29
                        Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alwyn Heong           Vice President, Capital      International Fund -- 5             9        12
                        Research Company*            years
                                                     Global Discovery Fund --
                                                      less than one year (since
                                                     the fund began operations)
 ----------------------------------------------------------------------------------------------------
  Thomas H. Hogh        Vice President -- Capital    U.S. Government Fund -- 3          11        14
                        International Research,      years
                        Inc.*
 ----------------------------------------------------------------------------------------------------
  Carl M. Kawaja        Vice President, Capital      New World Fund -- 2 years           9        13
                        Research Company*            (since fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------

                                 American Funds Insurance Series / Prospectus 27

                                                                                 Approximate Years
                                                                                  of Experience as
                                                                                   an Investment
                                                                                    Professional
                                                                                   (including the
                                                                                  last five years)
                                                              ................................
                                                       Years of Experience       With Capital
                                                      as Portfolio Counselor     Research and
       Portfolio                                   (and Research Professional,    Management
  Counselors for the                                      if applicable)          Company or  Total
        Series              Primary Title(s)              (approximate)           Affiliates  Years
 --------------------------------------------------------------------------------------------------
  Mark R. Macdonald   Vice President --            Asset Allocation Fund -- 2          7        15
                       Investment Management       years
                      Group, Capital Research and
                      Management Company
 --------------------------------------------------------------------------------------------------
  Robert G. O'Donnell Senior Vice President and    Growth-Income Fund -- 11           26        29
                      Director, Capital Research   years (plus 1 year as a
                      and Management Company       research professional prior
                                                   to becoming a portfolio
                                                   counselor for the fund)
 --------------------------------------------------------------------------------------------------
  John W. Ressner     Executive Vice President     U.S. Government Fund -- 3          13        13
                      and Director --Capital       years
                      Research Company*
 --------------------------------------------------------------------------------------------------
  C. Ross Sappenfield Vice President, Capital      Growth-Income Fund -- 2             9         9
                      Research Company*            years
                                                   Blue Chip Income and Growth
                                                   Fund -- less than one year
                                                   (since the fund began
                                                   operations)
 --------------------------------------------------------------------------------------------------
  Gregory W. Wendt    Senior Vice President,       Global Small Capitalization        14        14
                      Capital Research Company*    Fund -- 3 years (since the
                                                   fund began operations)
 --------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made after corresponding purchases and redemptions of units of the separate accounts without delay.

Share Price

Each fund calculates its share price, also called net asset value, as of ap-proximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The funds have adopted pro-cedures to make "fair value" determinations when reliable market prices for particular securities are not available. Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

PLAN OF DISTRIBUTION

Class 2 shares pay .25% of average net assets annually, pursuant to a Plan of Distribution or "12b-1 plan." Class 2 shares are available through various variable annuity and life insurance contracts. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover the expense of certain contract owner services. Class 2 shares pay only their proportionate share of Series expenses plus 12b-1 plan expenses. Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment.

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

It is the Series' policy to distribute to the shareholders (the insurance com-pany separate accounts) all of its net investment income and capital gains re-alized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so quali-fies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate ac-counts.

28 American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming re-investment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with the funds' finan-cial statements, are included in the statement of additional information, which is available upon request.



                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset          Net assets,
             value,      Net     securities (both Total from (from net  Distributions                value,              end of
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total    period (in
  ended     of period   income     unrealized)    operations  income)      gains)     distributions  period   return    millions)

             Ratio of   Ratio of
             expenses  net income Portfolio
  Period    to average to average turnover
  ended     net assets net assets  rate/2/

Global Growth Fund/3/
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1997   $10.00      $.06         $  .59        $  .65     $(.03)           --       $  (.03)    $10.62     6.45%      $ 80
11/30/1998    10.62       .13           2.43          2.56      (.14)      $  (.02)         (.16)     13.02    24.26        132
11/30/1999    13.02       .14           6.39          6.53      (.12)         (.44)         (.56)     18.99    51.89        272
12/31/1999    18.99       .01           3.43          3.44      (.11)         (.90)        (1.01)     21.42    18.53        327
12/31/2000    21.42       .20/4/       (4.15)/4/     (3.95)     (.02)         (.20)         (.22)     17.25   (18.71)       317

Global Growth Fund/3/
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1997      .44%       .80%     13.22%
11/30/1998      .75       1.14      25.56
11/30/1999      .72       1.01      25.84
12/31/1999      .06        .06       2.65
12/31/2000      .70        .97      41.19
 ................................................................................
 Class 2
11/30/1997    10.00       .03            .60           .63      (.02)           --          (.02)     10.61     6.28         46
11/30/1998    10.61       .10           2.44          2.54      (.11)         (.02)         (.13)     13.02    24.06        124
11/30/1999    13.02       .11           6.37          6.48      (.08)         (.44)         (.52)     18.98    51.45        316
12/31/1999    18.98       .01           3.42          3.43      (.10)         (.90)        (1.00)     21.41    18.47        399
12/31/2000    21.41       .15/4/       (4.13)/4/     (3.98)     (.02)         (.20)         (.22)     17.21   (18.87)       562
 Class 2
11/30/1997      .57        .56      13.22
11/30/1998     1.00        .87      25.56
11/30/1999      .96        .77      25.84
12/31/1999      .08        .04       2.65
12/31/2000      .95        .73      41.19

Global Small Capitalization Fund/5/
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1998   $10.00      $.07         $ (.92)       $ (.85)    $(.04)           --       $  (.04)    $ 9.11    (8.31)%   $   55
11/30/1999     9.11       .06           8.20          8.26      (.08)      $  (.13)         (.21)     17.16    92.15        150
12/31/1999    17.16        --           1.92          1.92      (.01)        (1.70)        (1.71)     17.37    11.70        178
12/31/2000    17.37       .09/4/       (2.81)/4/     (2.72)     (.05)         (.32)         (.37)     14.28   (16.33)       213
Global Small Capitalization Fund/5/
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1998      .51%       .86%     28.20%
11/30/1999      .82        .53      80.55
12/31/1999      .07         --       6.65
12/31/2000      .86        .52      61.79
 ................................................................................
 Class 2
11/30/1998    10.00       .04           (.91)         (.87)     (.03)           --          (.03)      9.10    (8.49)        17
11/30/1999     9.10       .04           8.19          8.23      (.06)         (.13)         (.19)     17.14    91.86         88
12/31/1999    17.14        --           1.92          1.92        --         (1.70)        (1.70)     17.36    11.69        111
12/31/2000    17.36       .04/4/       (2.80)/4/     (2.76)     (.04)         (.32)         (.36)     14.24   (16.53)       234
 Class 2
11/30/1998      .64        .63      28.20
11/30/1999     1.06        .25      80.55
12/31/1999      .09         --       6.65
12/31/2000     1.11        .25      61.79

Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $41.81      $.24         $ 5.17        $ 5.41     $(.29)      $ (3.40)      $ (3.69)    $43.53    14.32%    $3,860
11/30/1997    43.53       .27           9.61          9.88      (.27)        (3.02)        (3.29)     50.12    24.57      4,671
11/30/1998    50.12       .19          10.91         11.10      (.17)        (6.14)        (6.31)     54.91    25.27      5,313
11/30/1999    54.91       .11          25.35         25.46      (.14)        (8.11)        (8.25)     72.12    52.55      7,270
12/31/1999    72.12       .01           9.64          9.65      (.05)       (11.10)       (11.15)     70.62    14.45      8,224
12/31/2000    70.62       .41/4/        2.97/4/       3.38        --          (.49)         (.49)     73.51     4.73      7,677
Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996      .44%       .61%     30.88%
11/30/1997      .42        .59      45.14
11/30/1998      .41        .38      49.91
11/30/1999      .39        .19      36.81
12/31/1999      .03        .01       2.55
12/31/2000      .38        .53       4.96
 ................................................................................
 Class 2
11/30/1997    40.59       .11           9.51          9.62      (.12)           --          (.12)     50.09    23.73         75
11/30/1998    50.09       .08          10.90         10.98      (.05)        (6.14)        (6.19)     54.88    24.97        310
11/30/1999    54.88      (.02)         25.33         25.31      (.04)        (8.11)        (8.15)     72.04    52.22        937
12/31/1999    72.04        --           9.63          9.63        --        (11.10)       (11.10)     70.57    14.44      1,149
12/31/2000    70.57       .25/4/        2.95/4/       3.20        --          (.49)         (.49)     73.28     4.47      2,356
 Class 2
11/30/1997      .37        .08      45.14
11/30/1998      .66        .15      49.91
11/30/1999      .64         --      36.81
12/31/1999      .05         --       2.55
12/31/2000      .63        .33      47.96

International Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.89      $.28         $ 1.96        $ 2.24     $(.31)      $  (.29)      $  (.60)    $15.53    16.66%    $2,370
11/30/1997    15.53       .25           1.18          1.43      (.27)         (.62)         (.89)     16.07     9.52      2,612
11/30/1998    16.07       .22           2.21          2.43      (.28)        (1.65)        (1.93)     16.57    16.94      2,593
11/30/1999    16.57       .25           8.87          9.12      (.30)         (.31)         (.61)     25.08    56.48      3,526
12/31/1999    25.08       .01           4.34          4.35      (.10)        (2.59)        (2.69)     26.74    18.18      4,113
12/31/2000    26.74       .18/4/       (5.90)/4/     (5.72)     (.01)         (.42)         (.43)     20.59   (21.85)     2,750
International Fund
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996      .69%      1.99%     32.08%
11/30/1997      .67       1.56      50.12
11/30/1998      .66       1.36      34.08
11/30/1999      .61       1.18      41.99
12/31/1999      .05        .03       1.45
12/31/2000      .59        .72      41.84
 ................................................................................
 Class 2
11/30/1997    15.86       .13            .23           .36      (.16)           --          (.16)     16.06     2.20         48
11/30/1998    16.06       .20           2.19          2.39      (.24)        (1.65)        (1.89)     16.56    16.63        126
11/30/1999    16.56       .10           8.98          9.08      (.26)         (.31)         (.57)     25.07    56.16        311
12/31/1999    25.07       .01           4.33          4.34      (.09)        (2.59)        (2.68)     26.73    18.16        391
12/31/2000    26.73       .13/4/       (5.89)/4/     (5.76)     (.01)         (.42)         (.43)     20.54   (22.06)       581
 Class 2
11/30/1997      .53        .34      50.12
11/30/1998      .91       1.03      34.08
11/30/1999      .85        .84      41.99
12/31/1999      .07        .01       1.45
12/31/2000      .84        .50      41.84

New World Fund/6/
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1999   $10.00      $.07         $  .51        $  .58     $(.02)           --       $  (.02)    $10.56     5.87%       $37
12/31/1999    10.56       .01           1.25          1.26      (.04)      $  (.01)         (.05)     11.77    11.88         45
12/31/2000    11.77       .24/4/       (1.70)/4/     (1.46)     (.20)         (.26)         (.46)      9.85   (12.43)        45
New World Fund/6/
----------------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1999      .43%      1.02%       .81%
12/31/1999      .08        .18       2.57
12/31/2000      .92       2.14      42.63
 ................................................................................
 Class 2
11/30/1999    10.00       .06            .51           .57      (.02)           --          (.02)     10.55     5.71         28
12/31/1999    10.55       .02           1.25          1.27      (.04)         (.01)         (.05)     11.77    11.87         38
12/31/2000    11.77       .20/4/       (1.69)/4/     (1.49)     (.18)         (.26)         (.44)      9.84   (12.70)       102
 Class 2
11/30/1999      .57        .95        .81
12/31/1999      .10        .16       2.57
12/31/2000     1.17       1.83      42.63

                                 American Funds Insurance Series / Prospectus 29


                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
  ended     of period   income      unrealized)    operations  income)      gains)     distributions  period   return
            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
  ended      millions)  net assets net assets  rate/2/
Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $31.47      $.71           $5.55        $6.26       $(.74)     $(1.26)       $(2.00)     $35.73   21.02%
11/30/1997    35.73       .73            6.78         7.51        (.72)      (2.55)        (3.27)      39.97   22.92
11/30/1998    39.97       .67            4.60         5.27        (.68)      (3.83)        (4.51)      40.73   14.77
11/30/1999    40.73       .69            3.94         4.63        (.66)      (6.00)        (6.66)      38.70   12.86
12/31/1999    38.70       .06             .88          .94        (.18)      (6.38)        (6.56)      33.08    3.21
12/31/2000    33.08       .72/4/         1.98/4/      2.70        (.06)       (.49)         (.55)      35.23    8.24

Growth-Income Fund
---------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996    $5,249       .41%       2.26%     31.27%
11/30/1997     6,430       .38        2.01      37.55
11/30/1998     6,704       .36        1.74      42.72
11/30/1999     6,537       .35        1.75      40.63
12/31/1999     6,632       .03         .18       2.69
12/31/2000     6,022       .35        2.16      47.14
 ................................................................................
 Class 2
11/30/1997    34.10       .37            5.82         6.19        (.35)         --          (.35)      39.94   18.18
11/30/1998    39.94       .58            4.60         5.18        (.59)      (3.83)        (4.42)      40.70   14.49
11/30/1999    40.70       .59            3.94         4.53        (.56)      (6.00)        (6.56)      38.67   12.59
12/31/1999    38.67       .07             .87          .94        (.16)      (6.38)        (6.54)      33.07    3.19
12/31/2000    33.07       .65/4/         1.96/4/      2.61        (.06)       (.49)         (.55)      35.13    7.95
 Class 2
11/30/1997       157       .35         .93      37.55
11/30/1998       564       .61        1.02      42.72
11/30/1999     1,109       .60        1.50      40.63
12/31/1999     1,203       .05         .16       2.69
12/31/2000     1,972       .60        1.92      47.14

Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.77      $.53           $1.89        $2.42       $(.53)      $(.48)       $(1.01)     $15.18   18.65%
11/30/1997    15.18       .55            1.94         2.49        (.54)       (.97)        (1.51)      16.16   17.90
11/30/1998    16.16       .58            1.27         1.85        (.57)       (.87)        (1.44)      16.57   12.32
11/30/1999    16.57       .58             .60         1.18        (.57)      (1.15)        (1.72)      16.03    7.65
12/31/1999    16.03       .05             .15          .20        (.14)      (1.02)        (1.16)      15.07    1.45
12/31/2000    15.07       .56/4/          .13/4/       .69        (.05)         --          (.05)      15.71    4.61
Asset Allocation Fund
---------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996    $1,141       .49%       3.88%     50.62%
11/30/1997     1,393       .47        3.63      34.14
11/30/1998     1,497       .45        3.63      27.97
11/30/1999     1,394       .44        3.50      36.27
12/31/1999     1,387       .04         .31       1.42
12/31/2000     1,136       .45        3.77      32.43
 ................................................................................
 Class 2
11/30/1997    14.43       .29            1.69         1.98        (.26)         --          (.26)      16.15   13.80
11/30/1998    16.15       .53            1.28         1.81        (.53)       (.87)        (1.40)      16.56   12.05
11/30/1999    16.56       .53             .61         1.14        (.53)      (1.15)        (1.68)      16.02    7.39
12/31/1999    16.02       .05             .14          .19        (.13)      (1.02)        (1.15)      15.06    1.42
12/31/2000    15.06       .53/4/          .13/4/       .66        (.05)         --          (.05)      15.67    4.40
 Class 2
11/30/1997        42       .40        1.81      34.14
11/30/1998       173       .70        3.39      27.97
11/30/1999       321       .69        3.24      36.27
12/31/1999       341       .06         .29       1.42
12/31/2000       453       .70        3.53      32.43

Bond Fund/7/
---------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $10.00      $.40            $.16         $.56       $(.25)         --         $(.25)     $10.31    5.74%
11/30/1997    10.31       .63             .30          .93        (.62)         --          (.62)      10.62    9.36
11/30/1998    10.62       .67            (.15)         .52        (.65)     $ (.12)         (.77)      10.37    5.12
11/30/1999    10.37       .73            (.50)         .23        (.69)       (.05)         (.74)       9.86    2.33
12/31/1999     9.86       .07            (.01)         .06        (.18)         --          (.18)       9.74     .61
12/31/2000     9.74       .80/4/         (.29)/4/      .51        (.07)         --          (.07)      10.18    5.22
Bond Fund/7/
---------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996       $77       .52%       6.18%     32.83%
11/30/1997       132       .55        6.63      52.93
11/30/1998       186       .54        6.89      61.54
11/30/1999       173       .53        7.17      38.22
12/31/1999       169       .05         .65       5.48
12/31/2000       151       .51        8.03      54.82
 ................................................................................
 Class 2
11/30/1997    10.11       .35             .46          .81        (.31)         --          (.31)      10.61    8.09
11/30/1998    10.61       .65            (.15)         .50        (.63)       (.12)         (.75)      10.36    4.85
11/30/1999    10.36       .67            (.47)         .20        (.66)       (.05)         (.71)       9.85    2.07
12/31/1999     9.85       .06              --          .06        (.17)         --          (.17)       9.74     .59
12/31/2000     9.74       .78/4/         (.30)/4/      .48        (.06)         --          (.06)      10.16    4.99
 Class 2
11/30/1997        12       .44        3.50      52.93%
11/30/1998        45       .78        6.62      61.54
11/30/1999        80       .78        6.94      38.22
12/31/1999        85       .07         .63       5.48
12/31/2000       144       .76        7.87      54.82

High-Yield Bond Fund
---------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.99     $1.28            $.54        $1.82      $(1.30)         --        $(1.30)     $14.51   13.75%
11/30/1997    14.51      1.29             .43         1.72       (1.27)         --         (1.27)      14.96   12.45
11/30/1998    14.96      1.26           (1.04)         .22       (1.25)     $ (.16)        (1.41)      13.77    1.44
11/30/1999    13.77      1.26            (.72)         .54       (1.31)       (.19)        (1.50)      12.81    4.22
12/31/1999    12.81       .11             .12          .23        (.29)         --          (.29)      12.75    1.83
12/31/2000    12.75      1.24/4/        (1.63)/4/     (.39)       (.11)         --          (.11)      12.25   (3.06)
High-Yield Bond Fund
---------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996      $662       .53%       9.27%     44.81%
11/30/1997       765       .51        8.92      50.22
11/30/1998       715       .51        8.66      65.80
11/30/1999       589       .51        9.13      30.72
12/31/1999       586       .04         .79       1.36
12/31/2000       436       .52        9.87      49.51
 ................................................................................
 Class 2
11/30/1997    14.28       .69             .61         1.30        (.63)         --          (.63)      14.95    9.20
11/30/1998    14.95      1.25           (1.06)         .19       (1.22)       (.16)        (1.38)      13.76    1.18
11/30/1999    13.76      1.18            (.67)         .51       (1.28)       (.19)        (1.47)      12.80    3.96
12/31/1999    12.80       .11             .12          .23        (.28)         --          (.28)      12.75    1.81
12/31/2000    12.75      1.22/4/        (1.64)/4/     (.42)       (.11)         --          (.11)      12.22   (3.31)
 Class 2
11/30/1997        21       .43        4.92      50.22
11/30/1998        68       .76        8.60      65.80
11/30/1999        95       .76        8.86      30.72
12/31/1999        99       .07         .77       1.36
12/31/2000       117       .77        9.76      49.51

30   American Funds Insurance Series / Prospectus


                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
  ended     of period   income     unrealized)    operations  income)      gains)     distributions  period   return
            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
  ended      millions)  net assets net assets  rate/2/
U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $11.52      $.83         $(.24)         $.59      $(.82)         --          $(.82)     $11.29    5.49%
11/30/1997    11.29       .76          (.07)          .69       (.80)         --           (.80)      11.18    6.49
11/30/1998    11.18       .68           .26           .94       (.69)         --           (.69)      11.43    8.72
11/30/1999    11.43       .69          (.67)          .02       (.67)         --           (.67)      10.78     .24
12/31/1999    10.78       .06          (.10)         (.04)      (.18)         --           (.18)      10.56    (.41)
12/31/2000    10.56       .68/4/        .55/4/       1.23       (.06)         --           (.06)      11.73   11.69

U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     $512        .53%       7.33%     30.45%
11/30/1997      471        .52        6.73      53.80
11/30/1998      537        .51        6.11      89.25
11/30/1999      431        .52        6.06      58.30
12/31/1999      421        .05         .52       1.86
12/31/2000      362        .49        6.16      53.97
 ................................................................................
 Class 2
11/30/1997    10.83       .38           .33           .71       (.37)         --           (.37)      11.17    6.65
11/30/1998    11.17       .68           .24           .92       (.67)         --           (.67)      11.42    8.46
11/30/1999    11.42       .65          (.64)          .01       (.65)         --           (.65)      10.78     .08
12/31/1999    10.78       .05          (.10)         (.05)      (.17)         --           (.17)      10.56    (.43)
12/31/2000    10.56       .65/4/        .55/4/       1.20       (.06)         --           (.06)      11.70   11.38
 Class 2
11/30/1997        7        .44        3.45      53.80
11/30/1998       32        .75        5.68      89.25
11/30/1999       47        .77        5.83      58.30
12/31/1999       48        .07         .51       1.86
12/31/2000       70        .74        5.89      53.97

Cash Management Fund
--------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $11.11      $.54          $.01          $.55      $(.54)         --          $(.54)     $11.12    5.09%
11/30/1997    11.12       .57          (.01)          .56       (.55)         --           (.55)      11.13    5.21
11/30/1998    11.13       .57          (.01)          .56       (.56)         --           (.56)      11.13    5.17
11/30/1999    11.13       .49           .02           .51       (.51)         --           (.51)      11.13    4.73
12/31/1999    11.13       .05            --           .05       (.13)         --           (.13)      11.05     .46
12/31/2000    11.05       .65/4/        .01/4/        .66       (.06)         --           (.06)      11.65    6.04
Cash Management Fund
--------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     $240        .47%       4.94%        --
11/30/1997      226        .47        4.99         --
11/30/1998      250        .46        5.07         --
11/30/1999      306        .46        4.65         --
12/31/1999      317        .04         .45         --
12/31/2000      211        .46        5.80         --
 ................................................................................
 Class 2
11/30/1997    11.07       .28           .03           .31       (.26)         --           (.26)      11.12    2.87
11/30/1998    11.12       .55          (.02)          .53       (.53)         --           (.53)      11.12   .4.92
11/30/1999    11.12       .48            --           .48       (.48)         --           (.48)      11.12    4.47
12/31/1999    11.12       .05            --           .05       (.13)         --           (.13)      11.04     .43
12/31/2000    11.04       .63/4/        .01/4/        .64       (.06)         --           (.06)      11.62    5.38
 Class 2
11/30/1997       14        .41        2.80         --
11/30/1998       34        .70        4.75         --
11/30/1999       48        .71        4.40         --
12/31/1999       48        .06         .42         --
12/31/2000       49        .71        5.60         --

/1/ The periods ended 1996 through 1999 represents the fiscal years ended
    November 30. The period ended December 31, 1999, represents the one month ended December 31. The period ended 2000 represents the fiscal year ended December 31. Class 2 shares were offered for sale commencing April 30, 1997. Results for periods not representative of a full year are based on activity during the period. Total returns exclude all sales charges.

/2/ Represents portfolio turnover rate (equivalent for all share classes).

/3/ Commenced operations April 30, 1997

/4/ Based on average shares outstanding.

/5/ Commenced operations on April 30, 1998.

/6/ Commenced operations June 17, 1999.

/7/ Commenced operations January 2, 1996.

    No information is presented for the Global Discovery Fund and the Blue Chip Income and Growth Fund since they had no investment operations as of December 31, 2000.

                                 American Funds Insurance Series / Prospectus 31

  OTHER FUND INFORMATION

  Annual/Semi-Annual Report to Shareholders

  Contains additional information about the Series including finan-cial statements, investment results, portfolio holdings, a state-ment from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the indepen-dent accountants' report (in the annual report).

  Statement of Additional Information (SAI) and Codes of Ethics

  The SAI contains more detailed information on all aspects of the Series, including the funds' financial statements and is incorpo-rated by reference into this prospectus. The Codes of Ethics de-scribe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

  The Codes of Ethics and current SAI have been filed with the Secu-rities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-
  8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or after payment of a duplication fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Pub-lic Reference Section, Washington, D.C. 20549-0102.

  To request a free copy of any of the documents listed above, please call American Funds Distributors, Inc. at 800/421-9900, ext. 16, or write to:

    Secretary of the Series
    333 South Hope Street
    Los Angeles, CA 90071






                                                           26-101-501
  Investment Company File No. 811-3857       Printed on recycled paper




                        AMERICAN FUNDS INSURANCE SERIES
                                    PART B
                     STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 2001


This document is not a prospectus but should be read in conjunction with the current prospectuses of American Funds Insurance Series (the "Series") dated May 1, 2001. The prospectuses may be obtained from your investment dealer or financial planner or by writing to the Series at the following address:

                        AMERICAN FUNDS INSURANCE SERIES
                             Attention:  Secretary
                             333 South Hope Street
                             Los Angeles, CA  90071
                                (213) 486-9200



                               TABLE OF CONTENTS

ITEM                                                               PAGE
                                                                  NO.

Certain Investment Limitations and Guidelines                     2

Description of Certain Securities and Investment                  6
Techniques

Fundamental Policies and Investment Restrictions                  19

Series Organization and Voting Rights                             23

Series Trustees and Officers                                      24

Management                                                        28

Price of Shares                                                   31

Dividends, Distributions and Federal Taxes                        31

Execution of Portfolio Transactions                               33

General Information                                               33

Description of Commercial Paper Ratings                           35

Financial Statements                                              Attached

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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GLOBAL DISCOVERY FUND

 General

- The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

- The fund may hold cash or cash equivalents, government or other debt securities of companies outside the services and information area.


 Non-U.S. Securities

- Although the fund currently expects to invest a majority of its assets in the U.S., it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the U.S., including securities denominated in currencies other than the U.S. dollar.

 Debt Securities

- The fund may not invest in debt securities rated below Ca by Moody's
Investors Services, Inc. ("Moody's") or CC by Standard & Poor's Corporations
("S&P").

GLOBAL GROWTH FUND

 Debt Securities

- The fund may invest up to 10% of its assets in straight debt securities rated
Baa and BBB or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.

GLOBAL SMALL CAPITALIZATION FUND

 Equity Securities

- The fund will invest at least 65% of its assets in equity securities of small capitalization issuers (market capitalizations of $50 million to $1.5 billion based on U.S. share prices).

 Debt Securities

- The fund may invest in debt securities generally rated in the top three categories by S&P or Moody's that or in unrated securities that are determined to be of equivalent quality.

GROWTH FUND

 Non-U.S. Securities

- The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500.

 Debt Securities

- The fund may invest up to 10% of its assets on straight debt securities rated
Ba and BB or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.

 INTERNATIONAL FUND

 Debt Securities

- The fund may invest up to 5% of its assets in straight debt securities rated
BBB and Baa or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.

NEW WORLD FUND

 General

- The fund will invest at least 35% of its assets in equity and debt securities of companies primarily based in qualified countries which have developing economies and/or markets.
 Equity Securities

- The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries.

 Debt Securities

- The fund may invest up to 25% of its assets in debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines has a significant portion of its assets or revenues (generally 20% or more) attributable to developing countries.

- The fund may invest up to 25% of its assets in straight debt securities rated
Ba and BB or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality

BLUE CHIP INCOME AND GROWTH FUND

 Equity Securities

- The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies); that pay regular dividends; and whose debt securities are rated Baa or BBB or above by Moody's or S&P or unrated but determined to be of equivalent quality. The fund will not invest in private companies.

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies (with market capitalizations of $4 billion and above) that are listed or traded in the U.S.

GROWTH-INCOME FUND

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside U.S. and not in the S&P 500.
 Debt Securities

- The fund may invest up to 5% of its assets on straight debt securities rated
Ba and BB or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.

ASSET ALLOCATION FUND

 General

- The fund will generally invest 40% to 80% of its assets in equity securities;
20% to 50% in debt securities; and 0% to 40% in money market instruments
(including cash).

 Debt Securities

- Up to 25% of the fund's debt assets may be invested in straight debt securities rated Ba and BB below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.
 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity-type securities of issuers domiciled outside the U.S. and not in the S&P 500.
- The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

BOND FUND

 Equity Securities

- The fund may not purchase equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities.

 Debt Securities

- The fund will invest at least 65% of its assets in bonds (debt securities having initial maturities in excess of one year)

- The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

- The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated BBB or Baa or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

- The fund may invest up to 35% of its assets in straight debt securities rated
Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

 Non-U.S. Securities

- The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

HIGH-YIELD BOND FUND

 Debt Securities

- The fund will invest at least 65% of its assets in debt securities rated Ba or BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

 Equity and Other Securities

- The fund may invest up to 25% of its assets in common and preferred stocks and convertible securities.

 Maturity

- The fund generally will invest in securities with maturities in excess of 3 years.

 Non-U.S. Securities

- The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

 General

- The fund will invest at least 65% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. Government or debt securities rated AAA by S&P or Aaa by Moody's or in unrated securities that are determined to be of equivalent quality.

CASH MANAGEMENT FUND

 General

- The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P.

 Maturity

- The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. Government securities), even if original maturity is greater than 1 year.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The funds' results will be related to the overall market for these securities. The growth-oriented, equity-type securities that may be purchased by certain of the funds may involve large price swings and potential for loss.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, their prices decline when interest rates rise and vice versa.

Lower rated bonds, rated Ba or below by S&P and BB or below by Moody's or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.

Certain risk factors relating to lower rated bonds are discussed below.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely a fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated bonds.

Capital Research and Management Company (the "Investment Adviser") attempts to reduce the risks described above through diversification of the portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may also invest in securities that have a combination of equity and debt characteristics .
These securities may at times behave more like equity than debt and vice versa.
Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into shares of common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The funds may invest in the stocks of smaller companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.
Because the Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on more larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S.
investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.

INVESTING IN PRIVATE COMPANIES - The Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Growth-Income Fund,  Asset Allocation Fund, Bond Fund and High-Yield Bond
Fund may invest in companies prior to the public offering of their securities.
Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent a fund from being able to sell its shares of the company for a period of time following the public offering.

Investments in private companies can offer the funds significant growth opportunities at very attractive prices. For example, extremely positive market conditions during the recent past, especially in the technology markets, have allowed these investments to contribute materially to the funds' investment results. These markets have been extremely volatile and there is no guarantee that similar positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- The Global Discovery Fund, Global Growth
Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New
World Fund, Blue Chip Income and Growth Fund, Growth-Income Fund,  Asset
Allocation Fund, Bond Fund and the High-Yield Bond Fund may invest in securities of issuers domiciled outside the U.S. and which may be denominated in currencies other than the U.S. dollar. Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures;
and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above are potentially heightened in connection with investments in less developed and developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. With the exception of the New
World Fund, the funds may only invest in securities of issuers in developing countries to a limited extent.

In determining where an issuer of a security is based, the Investment Adviser may consider such factors as where the company is legally organized, maintains its principal corporate offices, and/or conducts its principal operations.

Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

The U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

CURRENCY FLUCTUATIONS - Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the funds can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

GOVERNMENT REGULATION - The political, economic, and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., and do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the funds' investments.

LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume.
Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets.
Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced.
However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

INVESTOR INFORMATION - The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the funds' Investment Adviser will seek alternative sources of information, and to the extent the Investment
Adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high.
In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

LITIGATION - The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

FRAUDULENT SECURITIES - Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

LOAN PARTICIPATIONS - New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments, the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investment in loan participations present the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws, and are often considered to be illiquid.

CURRENCY TRANSACTIONS -- The Global Discovery Fund, Global Growth Fund, Global
Small Capitalization Fund, Growth Fund, International Fund, New World Fund,
Asset Allocation Fund, Bond Fund and High-Yield Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. The
Growth-Income Fund does not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates.
The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the Securities and Exchange Commission.

The Bond Fund and High-Yield Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity
Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity
Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

The Bond Fund and High-Yield Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The High-Yield Bond Fund and Bond Fund will not purchase an OTC option unless the Investment Adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position
(because they may have an amount greater than their net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.

The Asset Allocation Fund, Bond Fund, High-Yield Bond Fund, and U.S.
Government/AAA-Rated Securities Fund also may enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date.
The funds assume the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The funds intend to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the funds do not intend to enter into roll transactions for financing purposes, they may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment
Company Act of 1940 (the "1940 Act"). The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements, under which they buy a security and obtain a simultaneous commitment from the seller to repurchase a security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods as short as overnight. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, a fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal
National Mortgage Association (FNMA), and the Federal Home Loan Mortgage
Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

"Collateralized mortgage obligations" (CMOs) also are backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages.
Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.

"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit, or impose penalties on, prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

 "Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.

"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs); the values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.

INFLATION-INDEXED BONDS -- Inflation-indexed notes and bonds are issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.

CASH AND CASH EQUIVALENTS -- These securities include (i) commercial paper
(E.G. short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (E.G. certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (E.G. bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

The Cash Management Fund may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by Standard &
Poor's Corporation and by Moody's Investors Service, Inc. or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the Appendix for a description of the ratings.

The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit.
These notes generally are not rated by Moody's or Standard & Poor's.  The Cash
Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment
Adviser has reason to believe that the borrower could not make timely repayment upon demand.

"Commercial bank obligations" are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S.
Government.

The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

RESTRICTED SECURITIES AND LIQUIDITY -- The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

PORTFOLIO TURNOVER -- Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the
U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A 100% annual portfolio turnover rate would occur, for example, if all the investments in a fund's portfolio
(exclusive of securities with less than one year to maturity) were replaced in a period of one year. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

REVERSE REPURCHASE AGREEMENTS -- Although the Bond Fund and the U.S.
Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, each fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.

LOANS OF PORTFOLIO SECURITIES -- Although the Asset Allocation Fund, the Bond
Fund, the High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities
Fund have no current intention of doing so during the next 12 months, these funds are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The Bond Fund and High-Yield Bond Fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Because there is no liquid market for such securities, the funds anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- The High-Yield Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy
(such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company.
These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

The Series has adopted the following fundamental policies and investment restrictions for each fund which may not be changed without approval by holders of a majority vote of the funds' outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of
(i) 67% or more of the outstanding shares of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the fund. All percentage limitations are considered at the time securities are purchased and are based on the funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

INVESTMENT RESTRICTIONS OF THE GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND,
GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD
FUND, BLUE CHIP INCOME AND GROWTH FUND, GROWTH-INCOME FUND,  ASSET ALLOCATION
FUND, BOND FUND AND HIGH-YIELD BOND FUND

The Global Discovery Fund, Global Growth Fund, Global Small Capitalization
Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and
Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and
High-Yield Bond Fund may not:

1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the Global
Discovery Fund, Global Small Capitalization Fund, International Fund, Asset
Allocation Fund, High-Yield Bond Fund and Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.  Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.  Purchase securities on margin.

10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.  Invest in puts, calls, straddles, spreads or any combination thereof;
except as described above in Investment Restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, the funds may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:

1. The funds may not invest more than 15% of their net assets in illiquid securities.

2. The funds will not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
The U.S. Government/AAA-Rated Securities Fund may not:

1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

3. Invest in companies for the purpose of exercising control or management.

4. Invest in securities of other investment companies, except as permitted by the 1940 Act.

5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933.

7. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.
Notwithstanding investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:

1. The fund may not invest more than 15% of its net assets in illiquid securities.

2. The fund will not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

The Cash Management Fund may not:

1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8. Invest in puts, calls, straddles, spreads or any combination thereof.

9. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Notwithstanding investment restriction number 9, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S.
Government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.

                     SERIES ORGANIZATION AND VOTING RIGHTS

The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983.

All Series operations are supervised by the Board of Trustees which meets periodically and performs duties applicable to state and federal law. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

The Series has two classes of shares - Class 1 and Class 2. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the Series' rule 18f-3 Plan. Class 2 shareholders have exclusive voting rights with respect to its rule 12b-1 Plan adopted in connection with the distribution of Class 2 shares. Each class has exclusive voting rights on other matters in which the interests of one class are different from interest of the other class. Shares of both classes of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.



                          SERIES TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION

Name, Address       Position        Principal          Aggregate               Total compensation      Total
and Age             with            occupation(s)      compensation            (including              number of
                    Registrant      during Past 5      (including              voluntarily             fund
                                    Years              voluntarily             deferred                boards
                                                       deferred                compensation/1/)        on which
                                                       compensation/1/)        from all funds          Trustee
                                                       from                    managed by Capital      serves/2/
                                                       Series during           Research and
                                                       fiscal                  Management
                                                       year ended              Company or its
                                                       12/31/00                affiliates/2/ for
                                                                               the year ended
                                                                               12/31/00

Lee A. Ault         Trustee         Chairman, In-Q-Tel, Inc.;   $27,833                 $27,833                 1
III                                 former Chief
1901 Avenue of                      Executive
the Stars                           Officer,
Suite 1800                          Telecredit,
Los Angeles,                        Inc.
CA 90067
Age: 64

H. Frederick        Trustee         Private            $31,991/3/              $206,843                19
Christie                            Investor;
P. O. Box 144                       former
Palos Verdes,                       President
CA 90274                            and Chief
Age: 67                             Executive
                                    Officer, The
                                    Mission Group
                                    (non-utility
                                    holding
                                    Company,
                                    subsidiary of
                                    Southern
                                    California
                                    Edison
                                    Company)

Joe E. Davis        Trustee         Private            $34,833                 $34,833                 1
3436 Caribeth                       Investor;
Drive                               former
Encino, CA                          Chairman,
91436                               Linear
Age: 66                             Corporation;
                                    former
                                    President and
                                    Chief
                                    Executive
                                    Officer,
                                    National
                                    Health
                                    Enterprises,
                                    Inc.

James K.            Chairman of     Senior Vice        None/4/                 None/4/                 2
Dunton              the Board       President and
333 South Hope                      Director,
Street                              Capital
Los Angeles,                        Research and
CA 90071                            Management
Age: 63                             Company

Martin Fenton       Trustee         Managing           $32,033/3/              $127,843                17
4660 La Jolla                       Director,
Village Drive                       Senior
Suite 725                           Resource
San Diego, CA                       Group, Inc.
92122                               (management
Age: 65                             of senior
                                    living
                                    centers)

Leonard R.          Trustee         President and      $28,064                 $81,843                 13
Fuller                              Chief
4337 Marina                         Executive
City Drive                          Officer,
Suite 841 ETN                       Fuller
Marina del                          Consulting
Rey, CA 90292                       (financial
Age: 54                             management
                                    consulting)

Mary Myers          Trustee         Private            $28,433/3/              $105,833                5
Kauppila                            investor;
286 Congress                        Chairman,
Street                              Ladera
Boston, MA                          Management
02110                               Company;
Age: 47                             former owner
                                    and
                                    President,
                                    Energy
                                    Investment,
                                    Inc.

Donald D.           President       Senior Vice        none/4/                 none/4/                 1
O'Neal              and             President,
P.O. Box 7650       Trustee         Capital
San Francisco,                      Research and
CA 94120                            Management
Age: 40                             Company

Kirk P.             Trustee         Chairman and       $28,333/3/              $136,833/3/             7
Pendleton                           Chief
Cairnwood,                          Executive
Inc.                                Officer,
Box 546                             Cairnwood,
Bryn Athyn, PA                      Inc.
19009
Age: 61

+James F.           Trustee         President and      none/4/                 none/4/                 4
Rothenberg                          Director,
333 South Hope                      Capital
Street                              Research and
Los Angeles,                        Management
CA 90071                            Company
Age: 54


+ "INTERESTED PERSONS" WITHIN THE MEANING OF THE 1940 ACT ON THE BASIS OF THEIR AFFILIATION WITH THE SERIES' INVESTMENT ADVISER, CAPITAL RESEARCH AND MANAGEMENT COMPANY, OR THE PARENT COMPANY OF THE INVESTMENT ADVISER, THE CAPITAL GROUP COMPANIES, INC.

/1/ AMOUNTS MAY BE DEFERRED BY ELIGIBLE TRUSTEES UNDER A NON-QUALIFIED DEFERRED COMPENSATION PLAN ADOPTED BY THE SERIES IN 1993. DEFERRED AMOUNTS ACCUMULATE AT AN EARNINGS RATE DETERMINED BY THE TOTAL RETURN OF ONE OR MORE FUNDS IN THE AMERICAN FUNDS GROUP AS DESIGNATED BY THE TRUSTEE.

/2/ CAPITAL RESEARCH AND MANAGEMENT COMPANY MANAGES THE AMERICAN FUNDS GROUP CONSISTING OF 29 FUNDS: AMCAP FUND, INC., AMERICAN BALANCED FUND, INC., AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC., AMERICAN HIGH-INCOME TRUST, AMERICAN MUTUAL FUND, INC., THE BOND FUND OF AMERICA, INC., THE CASH MANAGEMENT TRUST OF AMERICA, CAPITAL INCOME BUILDER, INC., CAPITAL WORLD GROWTH AND INCOME FUND, INC., CAPITAL WORLD BOND FUND, INC., EUROPACIFIC GROWTH FUND, FUNDAMENTAL INVESTORS, INC., THE GROWTH FUND OF AMERICA, INC., THE INCOME FUND OF AMERICA, INC., INTERMEDIATE BOND FUND OF AMERICA, THE INVESTMENT COMPANY OF AMERICA, LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA, THE NEW ECONOMY FUND, NEW PERSPECTIVE FUND, INC., NEW WORLD FUND, INC., SMALLCAP WORLD FUND, INC., THE TAX-EXEMPT BOND FUND OF AMERICA, INC., THE TAX-EXEMPT FUND OF CALIFORNIA, THE TAX-EXEMPT FUND OF MARYLAND, THE TAX-EXEMPT FUND OF VIRGINIA, THE TAX-EXEMPT MONEY FUND OF AMERICA, THE U. S. TREASURY MONEY FUND OF AMERICA, U.S. GOVERNMENT SECURITIES FUND AND WASHINGTON MUTUAL INVESTORS FUND, INC. CAPITAL RESEARCH AND MANAGEMENT COMPANY ALSO MANAGES ANCHOR PATHWAY FUND WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR CERTAIN VARIABLE INSURANCE CONTRACTS; AND ENDOWMENTS, WHOSE SHAREHOLDERS ARE LIMITED TO (I) ANY ENTITY EXEMPT FROM TAXATION UNDER SECTION 501(C)(3) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("501 (C)(3) ORGANIZATION"); (II) ANY TRUST, THE PRESENT OR FUTURE BENEFICIARY OF WHICH IS A 501(C)(3) ORGANIZATION; AND (III) ANY OTHER ENTITY FORMED FOR THE PRIMARY PURPOSE OF BENEFITING A 501(C)(3) ORGANIZATION. AN AFFILIATE OF CAPITAL RESEARCH AND MANAGEMENT COMPANY, CAPITAL INTERNATIONAL, INC., MANAGES EMERGING MARKETS GROWTH FUND, INC.

/3/ SINCE THE DEFERRED COMPENSATION PLAN'S ADOPTION, THE TOTAL AMOUNT OF DEFERRED COMPENSATION ACCRUED BY THE SERIES (PLUS EARNINGS THEREON) FOR PARTICIPATING TRUSTEES IS AS FOLLOWS: H . FREDERICK CHRISTIE ($181,033); MARTIN FENTON ($49,629); MARY MYERS KAUPPILA ($282,887) AND KIRK P. PENDLETON ($162,242). AMOUNTS DEFERRED AND ACCUMULATED EARNINGS THEREON ARE NOT FUNDED AND ARE GENERAL UNSECURED LIABILITIES OF THE SERIES UNTIL PAID TO THE TRUSTEE.

/4/ JAMES K. DUNTON, DONALD D. O'NEAL AND JAMES F. ROTHENBERG ARE AFFILIATED WITH THE INVESTMENT ADVISER AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE SERIES.



                                 OTHER OFFICERS

NAME AND ADDRESS           AGE       POSITION(S) WITH          PRINCIPAL OCCUPATION(S)
                                     REGISTRANT                DURING PAST 5 YEARS

Michael J. Downer          45        Senior Vice               Senior Vice President - Fund
333 South Hope                       President                 Business Management Group,
Street                                                         Capital Research and Management
Los Angeles,  CA                                               Company
90071

Abner D. Goldstine         70        Senior Vice               Senior Vice President and
11100 Santa Monica                   President                 Director, Capital Research and
Boulevard                                                      Management Company
Los Angeles, CA
90025

Alan N. Berro              40        Vice President            Senior Vice President, Capital
333 South Hope                                                 Research Company*
Street
Los Angeles, CA
90071

Claudia P.                 48        Vice President            Senior Vice President, Capital
Huntington                                                     Research Company
333 South Hope
Street
Los Angeles, CA
90071

Robert W. Lovelace         38        Vice President            Vice President, Capital
11100 Santa Monica                                             Research and Management Company
Boulevard
Los Angeles, CA
90025

John H. Smet               43        Vice President            Vice President, Capital
11100 Santa Monica                                             Research and Management Company
Boulevard
Los Angeles, CA
90025

Susan M. Tolson            36        Vice President            Senior Vice President and
11100 Santa Monica                                             Director, Capital Research
Boulevard                                                      Company
Los Angeles, CA
90025

Chad L. Norton             40        Secretary                 Vice President - Fund Business
333 South Hope                                                 Management Group, Capital
Street                                                         Research and Management Company
Los Angeles, CA
90071

Robert P. Simmer           40        Treasurer                 Vice President - Fund Business
5300 Robin Hood Road                                           Management Group, Capital
Norfolk, VA 23513                                              Research and Management Company

Sheryl F. Johnson          32        Assistant                 Vice President - Fund Business
5300 Robin Hood Road                 Treasurer                 Management Group, Capital
Norfolk, VA 23513                                              Research and Management Company

David A. Pritchett         34        Assistant                 Vice President - Fund Business
5300 Robin Hood Road                 Treasurer                 Management Group, Capital
Norfolk, VA 23513                                              Research and Management Company


All of the officers listed are officers and/or directors/trustees of one or more of the other funds served by the Investment Adviser.
No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The Series pays fees of $28,000 per annum to Trustees who are not affiliated with the Investment Adviser, plus $2,500 for each Board of Trustees meeting attended, plus $1,000 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

The Investment Adviser is responsible for more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types around the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - An Amended Investment Advisory and Service Agreement (the "Agreement") between the Series and the Investment Adviser, unless sooner terminated, will continue in effect until December 31, 2001, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:

GLOBAL DISCOVERY FUND: 0.58% of net assets;

GLOBAL GROWTH FUND: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets in excess of $1.2 billion;

GLOBAL SMALL CAPITALIZATION FUND: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;

GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.

INTERNATIONAL FUND:   0.69% of the first $500 million of net assets, plus 0.59%
on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets in excess of $10.5 billion;

NEW WORLD FUND: 0.85% of net assets;

BLUE CHIP INCOME AND GROWTH FUND: 0.50% of net assets;

GROWTH-INCOME FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;

ASSET ALLOCATION FUND: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets in excess of $2.0 billion;

BOND FUND: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets in excess of $1.0 billion;

HIGH-YIELD BOND FUND: 0.50% of the first $600 million of net assets, plus 0.46% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.45% on net assets in excess of $1.0 billion;

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.36% on net assets in excess of $1.0 billion;

CASH MANAGEMENT FUND: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

During the fiscal years ended December 31, 2000, and November 30, 1999 and 1998, the Investment Adviser's total fees, respectively, amounted to the following: Global Growth Fund $6,048,000, $2,672,000 and $1,341,000; Global Small Capitalization Fund $3,765,000, $1,054,000 and $240,000; Growth Fund $37,904,000, $26,451,000 and $20,494,000; International Fund $22,785,000,
$17,107,000 and $15,732,000; Growth-Income Fund $26,218,000, $26,220,000 and
$24,542,000; Asset Allocation Fund $6,965,000, $7,418,000 and $6,916,000; Bond
Fund $1,324,000, $1,228,000 and $952,000; High-Yield Bond Fund $3,078,000,
$3,651,000 and $4,018,000; U.S.Government/AAA-Rated Securities Fund $2,058,000, $2,681,000 and $2,553,000; and Cash Management Fund $1,267,000, $1,441,000 and
$1,164,000. During the fiscal periods ended December 31, 2000 and November 30, 1999, the Investment Adviser's total fee for the New World Fund amounted to $1,135,000 and $154,000.

During the one-month period ended December 31, 1999, the Investment Adviser's total fee amounted to the following: Global Growth Fund $376,000; Global Small Capitalization Fund $176,000; Growth Fund $2,723,000; International Fund $1,874,000; New World Fund $54,000; Growth-Income Fund $2,192,000; Asset Allocation Fund $623,000; Bond Fund $111,000; High-Yield Bond Fund $291,000; U.S. Government/AAA-Rated Securities Fund $204,000; and Cash Management Fund $134,000.

PLAN OF DISTRIBUTION The Series has adopted a Plan of Distribution (the "Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plan has been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plan. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

Under the Plan the Series will pay to insurance company contract issuers 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plan will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity contract payments. During the fiscal year ended December 31, 2000, the Series paid $13,593,000 to certain life insurance companies under the Plan. This fee is paid to the contract issuers without regard to expenses. Accrued and unpaid distribution expenses were $1,373,000.

                                PRICE OF SHARES

The price paid for shares is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m., New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the funds' share prices would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. The net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Each fund of the Series has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute at least 90% of its net investment company taxable income (including the excess of net short-term capital gains over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code.

To meet the requirements of the Code, a fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which each fund controls and which are engaged in the same or similar trades or businesses. It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and net realized capital gains during each fiscal year.

Under the Code, a fund may elect to compute taxable income for each year without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The amount of any realized gain or loss by a fund on closing out a currency contract will generally result in ordinary income or loss for tax purposes. Under Code Section 1256, currency contracts held by each fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder of gain or loss from deemed and actual sales will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Each fund, except for the Cash Management Fund, may be required to pay withholding and other taxes imposed by foreign countries which would reduce investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of the total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers
(either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2000 and November 30, 1999 and 1998, respectively, amounted to the following: Global Growth Fund $1,191,000, $414,000 and $292,000; Global Small Capitalization Fund $948,000, $385,000 and $90,000; Growth Fund $6,133,000,
$4,487,000, and $3,271,000; International Fund $5,853,000, $5,345,000, and
$3,972,000; Growth-Income Fund $7,472,000, $6,110,000, and $5,110,000; and
Asset Allocation Fund $598,000, $790,000, and $501,000.

Brokerage commissions paid on portfolio transactions for the New World Fund for the periods ended December 31, 2000 and November 30, 1999 amounted to $310,000 and $385,000.

Brokerage commissions paid on portfolio transactions for the one-month period ended December 31, 1999 amounted to the following: Global Growth Fund $40,000; Global Small Capitalization Fund $89,000; Growth Fund $433,000, International Fund $336,000; New World Fund $16,000; Growth-Income Fund $520,000; and Asset Allocation Fund $53,000.

                              GENERAL INFORMATION

CUSTODIANS OF ASSETS -- Securities and cash owned by all funds except New World Fund, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. Securities and cash owned by New World Fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, has served as the Series' independent accountants since March 18, 1991, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends December 31. Contract owners are provided with updated prospectuses annually. In addition, contract owners are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent accounting firm of PricewaterhouseCoopers LLP.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this Statement of Additional Information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.'s top two rating designations for commercial paper are described as follows: issues rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation's top two rating categories for commercial paper are described as follows: A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 or 2 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".


American Variable Insurance Series Global Growth Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
                                                                           Percent
                                                                            of Net
                                                                            Assets
The Americas                                                                 40.45%
Europe                                                                       28.43%
Asia/Pacific Rim                                                             16.64%
Cash & Equivalents                                                           12.96%
Other                                                                         1.52%
[end pie chart]

[begin chart]
Largest Individual Equity Securities

Nokia                                                                         1.79%
AstraZeneca                                                                   1.79%
Vodafone Group                                                                1.67%
Pfizer                                                                        1.53%
Clear Channel Communications                                                  1.47%
Alcoa                                                                         1.28%
Amdocs                                                                        1.28%
Viacom                                                                        1.19%
EMBRAER - Empresa Brasileira de Aeronautica                                   1.13%
Time Warner                                                                   1.10%
[end chart]


[begin chart]
                                                                           Shares/    Market  Percent
                                                                         Principal     Value   of Net
Equity Securitites (common and preferred stocks)                            Amount      (000)  Assets


MEDIA  -  15.94%
Clear Channel Communications, Inc. (merged                                  266,680    12,917     1.47
 with SFX Entertainment, Inc.) (USA) /1/
Viacom Inc., Class B (USA) /1/                                              224,777    10,508     1.19
Time Warner Inc. (USA)                                                      185,000     9,664     1.10
Grupo Televisa, SA, ordinary participation                                  120,000     5,392      .61
 certificates (ADR) (Mexico) /1/
Walt Disney Co. (USA)                                                       175,000     5,064      .58
ABS-CBN Holdings Corp. (PDR)(Philippines)                                 5,000,000     4,910      .56
Globo Cabo, preferred nominative (ADR)                                      421,000     4,736      .54
 (Brazil) /1/
Independent News & Media PLC (Ireland)                                    1,658,084     4,515      .51
USA Networks, Inc. (USA) /1/                                                228,000     4,432      .50
ProSiebenSAT.1 Media AG (formerly                                           144,000     4,286      .49
 ProSieben Media AG) /1/
SET Satellite (Singapore) Pte. Ltd.                                         125,710     4,197      .48
 (Singapore) /1/ /2/ /3/
AT&T Corp. Liberty Media Group,                                             300,000     4,069      .46
 Class A (USA) /1/
United Pan-Europe Communications NV                                         395,000     4,035      .46
 (Netherlands) /1/
Reuters Group PLC (United Kingdom)                                          236,000     3,994      .45
News Corp. Ltd. (Australia)                                                 486,650     3,793      .43
NDS Group PLC, Class A (ADR)                                                 68,000     3,714      .42
 (United Kingdom) /1/
SMG PLC (United Kingdom)                                                    888,457     3,630      .41
Fox Entertainment Group, Inc.,                                              185,000     3,307      .38
 Class A (USA) /1/
Fuji Television Network Inc. (Japan)                                            471     3,269      .37
Univision Communications Inc., Class A                                       70,000     2,866      .33
 (USA) /1/
Telewest Communications PLC (United Kingdom) /1/                          1,800,000     2,776      .32
PT Multimedia - Servicos de Telecomunicacoes e                              118,000     2,770      .31
 Multimedia, SGPS, SA (Portugal) /1/
Daily Mail and General Trust PLC, nonvoting                                 174,500     2,216      .25
 Class A (United Kingdom)
Rogers Communications Inc., Class B (Canada)                                125,000     2,110      .24
Granada Media PLC (United Kingdom) /1/                                      324,900     2,063      .23
Crown Media Holdings, Inc., Class A (USA) /1/                               100,000     2,031      .23
SET India Ltd. (India) /1/ /2/ /3/                                            6,400     2,005      .23
Carlton Communications PLC (United Kingdom)                                 200,000     1,825      .21
PRIMEDIA Inc. (USA) /1/                                                     150,000     1,791      .20
KirchMedia GmbH & Co. KGaA nonvoting                                         42,000     1,729      .20
 (Germany) /1/ /2/ /3/
SBS Broadcasting SA (Luxembourg) /1/                                         60,000     1,571      .18
StudioCanal (France) /1/                                                    150,000     1,465      .17
MIH Ltd., Class A (South Africa) /1/                                        105,000     1,365      .16
Recoletos Cia. Editorial SA (Spain) /1/                                     180,000     1,266      .14
Washington Post Co., Class B (USA)                                            2,000     1,234      .14
Schibsted ASA (Norway)                                                      100,000     1,234      .14
Metro International SA, Class A (Sweden) /1/                                100,000       753
Metro International SA, Class B /1/                                          50,000       456      .14
Nippon Television Network Corp. (Japan)                                       3,500     1,181      .14
Village Roadshow Ltd., Class A, 5.50% preferred                           1,222,262       993      .11
 (Australia)
Sogecable, SA (Spain) /1/                                                    45,000       887      .10
LifeMinders, Inc. (USA) /1/                                                 165,100       578      .07
Sinclair Broadcast Group, Inc., Class A (USA)/1/                             53,800       540      .06
UnitedGlobalCom, Inc., Class A (USA) /1/                                     35,000       477      .05
Insight Communications Co., LP, Class A (USA)/1/                             20,000       470      .05
Austar United Communications Ltd. (Australia)/1/                            321,800       387      .04
EM.TV & Merchandising AG (Germany)                                           65,000       358      .04
Caltagirone Editore SpA (Italy) /1/                                          26,175       287      .03
Key3Media Group, Inc. (formerly                                              10,950       133      .02
 Ziff-Davis Inc.) (USA) /1/

PHARMACEUTICALS  -  8.61%
AstraZeneca PLC (United Kingdom)                                            213,960    10,786
AstraZeneca                                                                  96,205     4,793
AstraZeneca PLC (ADR)                                                         3,000       155     1.79
Pfizer Inc (USA)                                                            292,950    13,476     1.53
Shionogi & Co., Ltd. (Japan)                                                436,000     8,857     1.01
Bristol-Myers Squibb Co. (USA)                                               90,000     6,654      .75
Pharmacia Corp. (USA)                                                       105,000     6,405      .73
Forest Laboratories, Inc. (USA) /1/                                          45,700     6,072      .69
CSL Ltd. (Australia)                                                        246,000     5,349      .61
Novo Nordisk A/S, Class B (Denmark)                                          22,500     4,038      .46
Elan Corp., PLC (ADR) (Ireland) /1/                                          70,000     3,277      .37
Aventis SA (France)                                                          35,000     3,073      .35
GlaxoSmithKline PLC (formerly Glaxo Wellcome PLC)                            52,900     1,493      .17
 (United Kingdom) /1/
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                     40,000     1,318      .15

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 6.83%
Texas Instruments Inc. (USA)                                                203,000     9,617     1.09
Taiwan Semiconductor Manufacturing Co. Ltd.                               3,187,000     7,662      .87
 (Taiwan) /1/
Samsung Electronics Co., Ltd. (South Korea)                                  43,427     5,433      .62
Microchip Technology Inc. (USA) /1/                                         247,500     5,430      .62
Applied Materials, Inc. (USA) /1/                                           130,000     4,964      .56
Micron Technology, Inc. (USA) /1/                                           130,000     4,615      .52
Rohm Co., Ltd. (Japan)                                                       23,000     4,351      .49
Micrel, Inc. (USA) /1/                                                      107,200     3,611      .41
VIA Technologies, Inc. (Taiwan) /1/                                         532,500     2,882      .33
Gemplus International SA (France) /1/                                       252,000     2,248      .26
KLA-Tencor Corp. (USA) /1/                                                   60,000     2,021      .23
Linear Technology Corp. (USA)                                                42,700     1,975      .22
Dialog Semiconductor PLC (United Kingdom)/1/                                180,000     1,724      .20
Intel Corp. (USA)                                                            55,000     1,654      .19
ASM Lithography Holding NV (Netherlands)/1/                                  70,000     1,579      .18
Adaptec, Inc. (USA) /1/                                                      35,000       359      .04

COMMUNICATIONS EQUIPMENT  -  5.38%
Nokia Corp., Class A (ADR) (Finland)                                        290,000    12,615
Nokia Corp.                                                                  70,000     3,122     1.79
ADVA AG Optical Networking (Germany) /1/                                    130,200     7,519      .85
Utfors AB (Sweden) /1/                                                      950,000     7,351      .84
Telefonaktiebolaget LM Ericsson,                                            566,000     6,450      .73
 Class B (Sweden)
Nortel Networks Corp. (Canada)                                               95,000     3,046      .35
BarcoNet SA (Belgium) /1/                                                   264,398     2,157      .25
Redback Networks Inc. (USA) /1/                                              50,000     2,050      .23
Cisco Systems, Inc. (USA) /1/                                                40,000     1,530      .17
JDS Uniphase Corp. (USA) /1/                                                 35,000     1,459      .17

WIRELESS TELECOMMUNICATION SERVICES - 4.45%
Vodafone AirTouch PLC (United Kingdom)                                    3,328,388    12,205
Vodafone AirTouch PLC (ADR)                                                  70,200     2,514     1.67
Tele Nordeste Celular Participacoes SA,                                     133,900     5,540      .63
 preferred nominative (ADR) (Brazil)
Egyptian Co. for Mobile Services (Egypt) /1/                                260,000     5,073      .58
Orascom Telecom Holding (GDR)(Egypt) /1/                                    439,600     2,802      .32
Tele Celular Sul Participacoes SA, preferred                                106,500     2,782      .31
 nominative (ADR) (Brazil)
Crown Castle International Corp. (USA) /1/                                   96,700     2,617      .30
China Mobile (Hong Kong) Ltd. (ADR)(China) /1/                               93,400     2,534      .29
Sonae.com, SGPS, SA (Portugal) /1/                                          200,000     1,463      .16
Turkcell Iletisim Hizmetleri AS (Turkey) /1/                             28,000,000       878      .10
Telesystem International Wireless Inc. (Canada) /1/                          80,000       411      .05
Stet Hellas Telecommunications SA (ADR) (Greece) /1/                         35,300       371      .04

BANKS  -  4.42%
Bank of America Corp. (USA)                                                 210,000     9,634     1.09
Mizuho Holdings, Inc. (formerly Industrial Bank                                 870     5,370      .61
 of Japan) (Japan) /1/
Royal Bank of Canada (Canada)                                               144,000     4,886      .56
Bank of Nova Scotia (Canada)                                                161,000     4,641      .53
Lloyds TSB Group PLC (United Kingdom)                                       270,900     2,865      .33
Shinhan Bank (South Korea)                                                  323,020     2,660      .30
ABN AMRO Holding NV (Netherlands)                                            98,129     2,232      .25
Sakura Bank, Ltd. (Japan)                                                   300,000     1,805      .21
DBS Group Holdings Ltd. (Singapore)                                         151,190     1,710      .19
Westpac Banking Corp. (Australia)                                           214,348     1,574      .18
Toronto-Dominion Bank (Canada)                                               39,200     1,136      .13
Washington Mutual, Inc. (USA)                                                 7,300       387      .04

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.87%
Telecom Italia SpA, nonconvertible savings (Italy)                          897,200     5,370
Telecom Italia SpA                                                          110,000     1,220      .75
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                       110,000     4,964      .56
NTL Inc. (USA) /1/                                                          100,000     2,394      .27
DDI Corp. (Japan)                                                               480     2,306      .26
AT&T Corp. (USA)                                                             90,000     1,558      .18
Korea Telecom Corp. (ADR) (South Korea)                                      45,000     1,395      .16
Cable & Wireless Optus Ltd. (Australia) /1/                                 600,000     1,242      .14
eircom PLC (Ireland)                                                        437,500     1,130      .13
Deutsche Telekom AG (Germany)                                                26,000       784      .09
British Telecommunications PLC (United Kingdom)                              77,500       662      .07
Nippon Telegraph and Telephone Corp. (Japan)                                     78       560      .06
CompleTel Europe NV (Netherlands) /1/                                       145,064       500      .06
VersaTel Telecom International NV (Netherlands) /1/                          55,000       491      .06
One.Tel Ltd. (Australia)                                                  1,500,000       384      .04
FLAG Telecom Holdings Ltd. (USA) /1/                                         36,400       227      .03
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                          6,030        79      .01
Global TeleSystems, Inc. (USA) /1/                                           22,000        18      .00

HOTELS, RESTAURANTS & LEISURE  -  2.55%
Starbucks Corp. (USA) /1/                                                   160,000     7,080      .80
NH Hoteles, SA (Spain) /1/                                                  450,000     5,535      .63
Carnival Corp. (USA)                                                        170,000     5,238      .60
Granada Compass PLC (formerly Granda Group PLC)                             424,521     4,620      .52
 (United Kingdom) /1/

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.23%
Murata Manufacturing Co., Ltd. (Japan)                                       57,000     6,659      .76
Celestica Inc. (Canada) /1/                                                  65,000     3,526      .40
Samsung Electro-Mechanics Co., LTD. (South Korea)/1/                        115,000     3,123      .35
EPCOS AG (Germany) /1/                                                       30,000     2,620      .30
Venture Manufacturing (Singapore) Ltd. (Singapore)                          380,000     2,545      .29
Barco SA (Belgium) /1/                                                        8,649       649      .07
Hon Hai Precision Industry Co. Ltd. (Taiwan)                                100,000       508      .06

SPECIALTY RETAIL  -  2.14%
Lowe's Companies, Inc. (USA)                                                120,000     5,340      .61
Michaels Stores, Inc. (USA) /1/                                             190,000     5,035      .57
Limited Inc. (USA)                                                          260,000     4,436      .50
Dixons Group PLC (United Kingdom)                                         1,068,571     3,576      .41
Sunglass Hut International, Inc. (USA) /1/                                   89,000       456      .05

IT CONSULTING & SERVICES  -  2.09%
Amdocs Ltd. (USA) /1/                                                       170,000    11,263     1.28
Infosys Technologies Ltd. (ADR) (India)                                      65,000     5,996      .68
Fujitsu Support and Service Inc. (Japan)                                     16,200     1,089      .13

SOFTWARE  -  2.06%
Microsoft Corp. (USA) /1/                                                   165,000     7,157      .81
Intuit Inc. (USA) /1/                                                       115,800     4,567      .52
EXE Technologies, Inc. (USA) /1/                                            325,000     4,225      .48
Ubizen (Belgium) /1/                                                        109,200       974      .11
PeopleSoft, Inc. (USA) /1/                                                   25,000       930      .11
OpenTV Corp., Class A (USA) /1/                                              23,000       238      .03

METALS & MINING  -  1.99%
Alcoa Inc. (USA)                                                            337,000    11,290     1.28
Hoganas AB, Class B (Sweden)                                                160,000     2,349      .27
Billiton PLC (United Kingdom)                                               500,000     1,927      .22
Broken Hill Proprietary Co. Ltd. (Australia)                                180,000     1,899      .22

COMMERCIAL SERVICES & SUPPLIES  -  1.98%
Cendant Corp. (USA) /1/                                                     356,000     3,427      .39
Eniro AB (Sweden) /1/                                                       328,600     3,309      .38
Adecco SA (Switzerland)                                                       3,500     2,207      .25
Sabre Holdings Corp., Class A (USA) /1/                                      50,000     2,156      .24
Brambles Industries Ltd. (Australia)                                         74,600     1,744      .20
Securitas AB, Class B (Sweden)                                               90,000     1,670      .19
Waste Management, Inc. (USA)                                                 60,000     1,665      .19
Hays PLC (United Kingdom)                                                   220,000     1,268      .14

AEROSPACE & DEFENSE  -  1.74%
EMBRAER - Empresa Brasileira de Aeronautica SA                              250,000     9,937     1.13
 (ADR)(Brazil)
Bombardier Inc., Class B (Canada)                                           350,000     5,406      .61

INTERNET SOFTWARE & SERVICES  -  1.68%
Geo Interactive Media Group Ltd. (Israel) /1/                               300,000     3,114      .36
C/NET, Inc. (formerly Ziff-Davis Inc.)(USA) /1/                             182,439     2,919      .33
America Online, Inc. (USA) /1/                                               60,000     2,088      .24
Freeserve PLC (United Kingdom) /1/                                          814,400     1,192      .14
GFT Technologies AG (Germany) /1/                                            27,000     1,070      .12
M-Web Holdings Ltd. (South Africa) /1/                                      450,000     1,062      .12
Terra Networks, SA (ADR) (Spain) /1/                                         56,545       597
Terra Lycos, SA (Spain) /1/                                                  36,300       395      .11
China.com Corp., Class A (Hong Kong) /1/                                    162,800       733      .08
LookSmart, Ltd. (USA) /1/                                                   210,000       512
LookSmart, Ltd. /1/                                                         500,000        68      .07
WEB.DE AG (Germany) /1/                                                      70,000       493      .06
GO.com (USA) /1/                                                             69,000       298      .03
MarketWatch.com, Inc. (USA) /1/                                              40,000       120      .01
interQ Inc. (Japan) /1/                                                      13,800       104      .01

DIVERSIFIED FINANCIALS  -  1.37%
Capital One Financial Corp. (USA)                                            73,100     4,811      .55
First Pacific Co. Ltd. (Hong Kong)                                       12,842,734     3,664      .42
AIFUL Corp. (Japan)                                                          25,000     2,034      .23
OM Gruppen AB (Sweden)                                                       45,000     1,111      .12
Shohkoh Fund & Co., Ltd. (Japan)                                              4,000       411      .05

CHEMICALS  -  1.37%
Dow Chemical Co. (USA)                                                      233,000     8,534      .97
BOC Group PLC (United Kingdom)                                              145,000     2,203      .25
Valspar Corp. (USA)                                                          40,000     1,287      .15

AIRLINES  -  1.33%
easyJet PLC (United Kingdom) /1/                                          1,600,000     9,410     1.07
British Airways PLC (United Kingdom)                                        400,000     2,333      .26

COMPUTERS & PERIPHERALS  -  1.06%
Opticom ASA (Norway) /1/                                                     56,000     3,566      .41
Psion PLC (United Kingdom) /1/                                              750,000     3,210      .36
C Technologies AB (Sweden) /1/                                              240,000     2,582      .29


MULTILINE RETAIL  -  1.01%
Wal-Mart de Mexico, SA de CV, Series V                                      228,000     4,503      .51
 (ADR) (Mexico) /1/
Kingfisher PLC (United Kingdom)                                             387,238     2,879      .33
Ito-Yokado Co., Ltd. (Japan)                                                 16,000       795      .09
Consolidated Stores Corp. (USA) /1/                                          66,400       706      .08

OIL & GAS  -  0.96%
Petroleo Brasileiro SA - Petrobras (ADR) (Brazil)/1/                        199,500     5,037      .57
"Shell" Transport and Trading Co., PLC, New York                             60,000     2,962      .34
 registered (United  Kingdom)
Fletcher Challenge Energy (New Zealand)                                     125,848       476      .05

FOOD PRODUCTS  -  0.92%
Orkla AS (Norway)                                                           282,285     5,585      .64
Sara Lee Corp. (USA)                                                        105,000     2,579      .29

AUTOMOBILES  -  0.90%
Suzuki Motor Corp. (Japan)                                                  520,000     5,531      .63
Honda Motor Co., Ltd. (Japan)                                                65,000     2,414      .27

HEALTH CARE PROVIDERS & SERVICES  -  0.89%
Fresenius Medical Care AG preferred(Germany)                                 90,000     4,310      .49
Cardinal Health, Inc. (USA)                                                  35,000     3,487      .40

PERSONAL PRODUCTS  -  0.83%
Avon Products, Inc. (USA)                                                   152,900     7,320      .83

INDUSTRIAL CONGLOMERATES  -  0.82%
Norsk Hydro AS (Norway)                                                     170,000     7,210      .82

HOUSEHOLD DURABLES  -  0.79%
Sony Corp. (Japan)                                                           59,200     4,078      .46
THOMSON multimedia (France) /1/                                              62,507     2,925      .33

CONTAINERS & PACKAGING  -  0.73%
Sealed Air Corp. (USA) /1/                                                  210,000     6,405      .73

BIOTECHNOLOGY  -  0.68%
CV Therapeutics, Inc. (USA) /1/                                              85,000     6,014      .68

ELECTRIC UTILITIES  -  0.63%
Grupo Auxiliar Metalurgico, SA (Spain) /1/                                  230,000     5,529      .63

PAPER & FOREST PRODUCTS  -  0.48%
Kimberly-Clark de Mexico, SA de CV,                                       1,540,000     4,236      .48
 Class A (Mexico)

MACHINERY  -  0.48%
THK Co., Ltd. (Japan)                                                       120,000     2,553      .29
Fuji Machine Mfg. Co., Ltd. (Japan)                                          46,000     1,227      .14
JOT Automation Group Oyj (Finland)                                          180,000       436      .05

LEISURE EQUIPMENT & PRODUCTS  -  0.47%
Shimano Inc. (Japan)                                                        210,000     4,110      .47

TEXTILES & APPAREL  -  0.46%
Li & Fung Ltd. (Hong Kong)                                                2,200,000     4,006      .46

AUTO COMPONENTS  -  0.45%
NGK Spark Plug Co., Ltd. (Japan)                                            270,000     3,931      .45

OFFICE ELECTRONICS  -  0.41%
Canon, Inc. (Japan)                                                         103,000     3,592      .41

FOOD & DRUG RETAILING  -  0.28%
Woolworths Ltd. (Australia)                                                 522,238     2,448      .28

BEVERAGES  -  0.23%
Coca-Cola Amatil Ltd. (Australia)                                           782,673     2,040      .23

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.11%
Essilor (France) /1/                                                          2,900       946      .11

INSURANCE  -  0.10%
Fairfax Financial Holdings Ltd. (Canada) /1/                                  5,600       854      .10

INTERNET & CATALOG RETAIL  -  0.06%
Rakuten, Inc. (Japan) /1/                                                        95       538      .06

CONSTRUCTION & ENGINEERING  -  0.04%
Kvaerner ASA, Class A (Norway) /1/                                           43,639       310      .04

MISCELLANEOUS -  2.21%
Other equity securities in initial period                                              19,415     2.21
of acquisition

TOTAL EQUITY SECURITIES (cost: $790,581,000)                                          765,740    87.04



                                                                           Shares/
                                                                         Principal    Market  Percent
                                                                            Amount     Value   of Net
Short-Term Securities                                                         (000)     (000)  Assets

CORPORATE SHORT-TERM NOTES - 12.25%
UBS Finance (Delaware) Inc. 6.50%-6.54%                                      14,850    14,833     1.69
 due 1/2-1/16/01
Eastman Kodak Co. 6.53% due 1/22/01                                          14,300    14,243     1.62
Rio Tinto America, Inc. 6.56%-6.60%                                          12,700    12,668     1.44
 due 1/12-1/17/01 /2/
Sony Europe Finance PLC 6.60% due 1/16/01 /2/                                11,800    11,765     1.34
Alcatel SA 6.52% - 6.55% due 1/22-1/31/01 /2/                                11,200    11,145     1.27
Monte Rosa Capital Corporation 6.55%-6.60%                                   10,400    10,343     1.17
 due 1/26-2/1/01 /2/
AB Spintab 6.55% due 1/11/01                                                 10,000     9,980     1.13
Toyota Motor Credit Corp. 6.45% due 1/26/01 /2/                               7,000     6,967      .79
Halifax Group PLC 6.51% due 1/18/01                                           5,800     5,781      .66
Abbey National North America 6.50% due 1/16/01                                5,000     4,984      .57
Chevron U.K. Ltd. 6.54% due 2/1/01                                            5,000     4,971      .56

FEDERAL AGENCY DISCOUNT NOTES - 0.69%
Fannie Mae 6.34% due 2/6/01                                                   4,600     4,570      .52
Federal Home Loan Banks 6.39% 2/2/01                                          1,500     1,491      .17

NON-U.S. GOVERNMENT OBLIGATIONS - 0.20%
CDC Commercial Paper Corp. 6.60% due 1/23/01 /2/                              1,800     1,792      .20

NON-U.S. CURRENCY - 0.02%
New Taiwanese Dollar                                                      NT$4,990        151      .02

TOTAL SHORT-TERM SECURITIES  (cost: $115,689,000)                                     115,684    13.15

TOTAL INVESTMENT SECURITIES   (cost:$906,270,000)                                     881,424   100.19
Excess of payables over cash and receivables                                           -1,688     -.19

NET ASSETS                                                                           $879,736   100.00




/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/3/ Valued under procedures established by the Board of Trustees.


ADR = American Depositary Receipts
GDR = Global Depository Receipts
PDR = Philippine Depository Receipts

See Notes to Financial Statements

[end chart]

[begin table]
Equity securities appearing in portfolio since June 30, 2000

ABS-CBN Holdings
Adeptec
AIFUL
Amdocs
ASM Lithography
AT&T Corp. Liberty Media
Barco
British Telecommunications
C/NET
Caltagirone
Canon
Celestica
CV Therapeutics
Daily Mail and General Trust
Dialog Semiconductor
easyJet
Egyptian Mobile Services
EMBRAER - Empresa Brasileira de Aeronautica
Eniro
Essilor
EXE Technologies
Fresenius Medical Care
Gemplus International
Geo Interactive Media
Granda Media
Grupo Auxiliar Metalurgico
Hoganas
Hon Hai Precision
Intuit
LifeMinders
Linear Technology
Lowe's
Metro International
Michaels Stores
Micrel
Novo Nordisk
OM Gruppen
Opticom
Orascom Telecom Holding
Petroleo Brasileiro
Psion
Recoletos
Royal Bank of Canada
Sara Lee
Schibsted
SET India
SET Satellite
SMG
Starbucks
Telewest Communications
Turkcell Iletisim Hizmetkeir
Univision Communications
USA Networks
Utfors


Equity securities eliminated from the portfolio since June 30, 2000

Anglogold
Applied Micro Circuits
Cable and Wireless
Computer Associates International
Cypress Semiconductor
Dimension Data Holdings
Documentum
edel music
EMI
Freedomland ITN
Freeport-McMoRan Copper & Gold
Global Crossing
Guidant
Hasbro
Infineon Technologies
John Fairfax Holdings
Keyence
Kingston Communications
lastminute.com
Lend Lease
Lucent Technologies
Luxottica
Omnicare
Oracle
PT Multimedia.com-Servicos de Acesso a Internet
QLT
Quintiles
Reckitt Beckiser
Research In Motion
Seagram
Securicor
Storage Technology
Telecom Argentina STET-France Telecom
Telefonica
TOTAL FINA
Vivendi
Volvo
Woodside Petroleum
Yahoo!
[end table]

American Variable Insurance Series Global
Small Capitalization Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
The Americas                                                               56.13%
Europe                                                                     16.65%
Asia/Pacific Rim                                                           15.43%
Cash & Equivalents                                                         11.09%
Other Countries                                                              .70%
[end pie chart]
                                                                         Percent
[begin table]                                                             of Net
Largest Individual Equity Securities                                      Assets

Aviron                                                                      3.06%
Arthur J. Gallagher                                                         2.49%
School Specialty                                                            1.79%
Exar                                                                        1.75%
Hilb, Rogal and Hamilton                                                    1.56%
Vail Resorts                                                                1.47%
Stericycle                                                                  1.45%
bebe stores                                                                 1.43%
Mutual Risk Management                                                      1.37%
Western Oil Sands                                                           1.24%
[end table]

[begin table]
                                                                                    Market  Percent
                                                                                     Value   of Net
Stocks (common & preferred)                                               Shares      (000)  Assets

INSURANCE  -  9.68%
Arthur J. Gallagher & Co. (USA)                                           175,000   $11,134   2.49%
Hilb, Rogal and Hamilton Co. (USA)                                        175,000     6,978     1.56
Mutual Risk Management Ltd. (USA -                                        405,000     6,151     1.37
 Incorporated in Bermuda)
W.R. Berkley Corp. (USA)                                                  100,000     4,719     1.05
E.W. Blanch Holdings, Inc. (USA)                                          250,000     4,360      .97
Annuity and Life Re (Holdings), Ltd. (USA)                                115,000     3,673      .82
Independent Insurance Group PLC (United Kingdom)                          340,000     2,009      .45
Reinsurance Group of America, Inc. (USA)                                   53,700     1,906      .43
American Physicians Capital, Inc. (USA) /1/                                75,000     1,242      .28
Zenith National Insurance Corp. (USA)                                      40,000     1,175      .26

MEDIA  -  7.50%
Groupe AB SA (France)                                                     282,500     4,803     1.07
Fox Kids Europe NV (Netherlands) /1/                                      288,000     3,367      .75
SBS Broadcasting SA (Luxembourg) /1/                                      118,000     3,090      .69
Lions Gate Entertainment Corp., convertible                                   558     1,284
Preferred Series A (Canada) /1/ /3/
Lions Gate Entertainment Corp.  /1/                                       300,000       690
Lions Gate Entertainment Corp., warrants,                                 237,150       249      .50
 expire 2004 /1/ /3/
DoubleClick Inc. (USA) /1/                                                200,000     2,200      .49
Photobition Group PLC (United Kingdom)                                  1,460,000     2,077      .46
Sextant Entertainment Group Inc., units                                   600,000     2,039      .46
 (Canada) /1/ /3/
ITE Group PLC (United Kingdom)                                          2,215,885     1,622      .36
Crown Media Holdings, Inc., Class A (USA) /1/                              70,000     1,422      .32
Sportsworld Media Group PLC (United                                       179,500     1,341      .30
 Kingdom) /1/
Westwood One, Inc. (USA) /1/                                               64,200     1,240      .28
Zenrin Co., Ltd. (Japan)                                                   98,600     1,229      .27
APN News & Media Ltd. (Australia)                                         428,577     1,038      .23
SMG PLC  (United Kingdom)                                                 201,601       823      .18
MDC Communications Corp., Class A (Canada) /1/                            100,000       751      .17
Alliance Atlantis Communications Inc., nonvoting,                          50,000       734      .16
 Class B (Canada) /1/
F.A.M.E. Film & Music Entertainment AG                                    225,000       718      .16
 (Germany) /1/
United Television, Inc. (USA)                                               6,000       696      .16
Modalis Research Technologies, Inc.                                       322,270       625      .14
 (USA) /1/ /2/ /3/
Cumulus Media Inc., Class A (USA) /1/                                     150,000       544      .12
Corp. Interamericana de Entretenimiento,                                  117,210       478      .11
 SA de CV, Class B (Mexico) /1/
AVEX Inc. (Japan)                                                           5,000       305      .07
Kinepolis Group NV (Belgium)                                               10,550       213      .05

INTERNET SOFTWARE & SERVICES  -  6.85%
Hotel Reservations Network, Inc.,                                         145,000     4,114      .92
 Class A (USA) /1/
About.com, Inc. (USA) /1/                                                 125,000     3,367      .75
GameLoft.com SA (France) /1/                                              511,300     2,737      .61
Epicentric, Inc., convertible preferred,                                  340,136     2,500      .56
 Series C (USA) /1/ /2/ /3/
CNET Networks, Inc. (USA) /1/                                             154,232     2,468      .55
eCollege.com (USA) /1/                                                    604,100     2,454      .55
Bridgespan, Inc., convertible preferred,                                  246,129     2,442      .55
 Series B (formerly Muse Prime Software, Inc.)
 (USA) /1/ /2/ /3/
Integra SA (France) /1/                                                   350,000     2,080      .47
GoTo. com, Inc. (USA) /1/                                                 205,600     1,503      .34
CYBIRD Co., Ltd. (Japan) /1//2//3/                                            195     1,317      .29
Securenet Ltd. (Australia) /1/                                            472,877     1,265      .28
NBC Internet, Inc. (USA) /1/                                              300,000     1,050      .23
GFT Technologies AG (Germany) /1/                                          24,000       951      .21
DreamArts Corp. (Japan) /1/ /3/                                               100       934      .21
LookSmart, Ltd. (USA) /1/                                                 218,600       533      .12
SportsLine.com, Inc. (USA) /1/                                             85,300       453      .10
Day Interactive Holding AG                                                  4,500       390      .09
 (Switzerland) /1/
MarketWatch.com, Inc. (USA) /1/                                            28,000        84      .02

BIOTECHNOLOGY  -  5.98%
Aviron (USA) /1/                                                          205,200    13,710     3.06
IDEXX Laboratories, Inc. (USA) /1/                                        188,700     4,151      .93
ILEX Oncology, Inc. (USA) /1/                                             101,000     2,658      .60
XOMA Ltd. (USA - Incorporated in                                          220,000     2,145      .48
 Bermuda) /1/
Vical Inc. (USA) /1/                                                       80,000     1,480      .33
OSI Pharmaceuticals, Inc. (USA)/1//2/                                      14,000     1,122      .25
Forbes Medi-Tech Inc. (Canada) /1/                                        252,000       757      .17
ViroPharma Inc. (USA) /1/                                                  50,000       724      .16

SPECIALTY RETAIL  -  5.55%
bebe stores, inc. (USA) /1/                                               300,000     6,412     1.43
Sharper Image Corp. (USA) /1/                                             210,000     3,229      .72
Finlay Enterprises, Inc. (USA) /1/                                        233,000     2,461      .55
Culture Convenience Club, Co., Ltd. (Japan)                               122,000     1,861      .42
Claire's Stores, Inc. (USA)                                               100,000     1,794      .40
DFS Furniture Co. PLC (United Kingdom)                                    250,000     1,313      .29
Esprit Holdings Ltd. (Hong Kong -                                       1,523,049     1,299      .29
 Incorporated in Bermuda)
Zale Corp. (USA) /1/                                                       40,000     1,163      .26
Payless ShoeSource, Inc. (USA) /1/                                         15,000     1,061      .24
KOMERI Co., Ltd. (Japan)                                                   40,000       861      .19
Michaels Stores, Inc. (USA) /1/                                            30,000       795      .18
Giordano International Ltd. (Hong Kong)                                 1,600,000       739      .17
JJB Sports PLC (United Kingdom)                                           100,000       735      .16
Too, Inc. (USA) /1/                                                        35,000       438      .10
Rent-Way, Inc. (USA) /1/                                                   81,000       359      .08
Homac Corp. (Japan)                                                        39,600       310      .07

SOFTWARE  -  4.67%
Baltimore Technologies PLC                                                773,630     3,987      .89
 (United Kingdom) /1/
HNC Software Inc. (USA) /1/                                               120,000     3,562      .80
innominate AG (Germany) /1/ /2/ /3/                                           594     2,181      .49
Melody Interactive Solutions AB,                                           86,300     2,150      .48
 Class A (Sweden) /1/ /2/ /3/
Radiant Systems, Inc. (USA) /1/                                           100,000     2,050      .46
RADWARE Ltd. (Israel) /1/                                                  60,000     1,012      .23
Black Box Corp. (USA) /1/                                                  20,000       966      .21
Alterian PLC (United Kingdom) /1/                                         250,000       878      .20
EXE Technologies, Inc. (USA) /1/                                           65,000       845      .19
InterTrust Technologies Corp.(USA)/1/                                     175,000       591      .13
Broadbase Software, Inc. (USA) /1/                                         90,000       562      .12
Vastera, Inc. (USA) /1/                                                    35,000       560      .12
Numerical Technologies, Inc. (USA) /1/                                     26,700       482      .11
@Comm Corp., convertible preferred,                                        20,000       400      .09
 Series B (USA) /1/ /2/
TTI Team Telecom International Ltd.                                        25,000       375      .08
 (Israel) /1/
Infoteria Inc. (Japan) /1/ /2/ /3/                                              8       299      .07

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.35%
Exar Corp. (USA) /1/                                                      252,700     7,830     1.75
ASM Pacific Technology Ltd. (Hong Kong)                                 2,312,000     3,290      .74
SOITEC SA (France) /1/                                                     85,000     2,075      .46
Cymer, Inc. (USA) /1/                                                      70,000     1,801      .40
Melexis NV (Belgium) /1/                                                  100,000     1,404      .31
Procomp Informatics Ltd. (Taiwan) /1/                                     545,400     1,171      .26
O2Micro International Ltd. (USA) /1/                                      100,000       750      .17
QuickLogic Corp. (USA) /1/                                                100,000       694      .16
Etron Technology, Inc. (Taiwan) /1/                                       242,340       285      .06
Metalink Ltd. (Israel) /1/                                                 18,500       178      .04

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.17%
Micronic Laser Systems AB (Sweden) /1/                                    155,000     4,583     1.02
Omni Industries Ltd. (Singapore)                                        2,100,000     3,091      .69
Yamaichi Electronics Co., Ltd. (Japan)                                    167,000     2,420      .54
Tohoku Pioneer Corp. (Japan)                                               50,000     1,853      .41
Venture Manufacturing (Singapore)                                         168,000     1,125      .39
 Ltd (Singapore)
Venture Manufacturing (Singapore) Ltd /2/                                  90,000       602
DSP Group, Inc. (USA) /1/                                                  50,000     1,052      .24
Orbotech Ltd. (Israel) /1/                                                 27,000     1,007      .23
Hana Microelectronics PCL (Thailand)                                      460,000       939      .21
QPL International Holdings Ltd.                                         1,293,000       742      .17
 (Hong Kong - Incorporated in Bermuda) /1/
ERG Ltd. (Australia)                                                      480,000       732      .16
Varitronix International Ltd.                                             300,000       273      .06
 (Hong Kong - Incorporated in Bermuda)
PILKOR Electronics Ltd. (South Korea)                                     157,487       241      .05

OIL & GAS  -  3.66%
Western Oil Sands Inc. /1/ /2/ /3/                                        686,666     5,549     1.24
Gulf Indonesia Resources Ltd. (Indonesia) /1/                             500,000     4,656     1.04
Western Gas Resources, Inc. (USA)                                         100,000     3,369      .75
International Energy Group Ltd.                                           460,000     1,649      .37
 (United Kingdom)
Tullow Oil PLC (Ireland) /1/                                            1,026,399       997      .22
Cabre Exploration Ltd. (Canada) /1/                                        14,300       148      .04

HOTELS RESTAURANTS & LEISURE  -  3.18%
Vail Resorts, Inc. (USA) /1/                                              280,000     6,563     1.47
Morton's Restaurant Group, Inc. (USA) /1/                                 100,000     2,125      .47
Orient-Express Hotels Ltd., Class A                                        90,000     1,941      .43
 (USA - Incorporated in Bermuda) /1/
Four Seasons Hotels Inc. (Canada)                                          17,000     1,081      .24
California Pizza Kitchen, Inc. (USA) /1/                                   31,400       887      .20
NH Hoteles, SA (Spain) /1/                                                 70,000       861      .19
Elior (France) /1/                                                         62,000       789      .18

COMMERCIAL SERVICES & SUPPLIES  -  2.88%
Stericycle, Inc. (USA) /1/                                                170,000     6,481     1.45
Claims Direct PLC (United Kingdom)                                      1,110,000     1,907      .42
MCSi, Inc. (USA) /1/                                                       48,700     1,041      .23
Group 4 Falck A/S (Denmark)                                                 7,000       934      .21
Moshi Moshi Hotline, Inc. (Japan)                                          10,100       879      .20
MemberWorks Inc. (USA) /1/                                                 40,000       850      .19
Corporate Services Group PLC                                              578,750       497      .11
 (United Kingdom) /1/
Profit Recovery Group International,                                       47,800       305      .07
 Inc. (USA) /1/

INTERNET & CATALOG RETAIL  -  2.32%
School Specialty, Inc. (USA) /1/                                          400,000     8,025     1.79
Ticketmaster Online-City Search, Inc.,                                    250,000     2,094      .47
 Class B (USA) /1/
Senshukai Co., Ltd. (Japan)                                                54,000       262      .06

WIRELESS TELECOMMUNICATION SERVICES - 2.13%
Tele Centro Oeste Celular Participacoes SA,                               300,000     2,906      .65
 preferred nominative (ADR) (Brazil)
TeraBeam Networks (USA) /1/ /2/ /3/                                       533,332     2,000      .45
Tele Norte Celular Participacoes SA,                                       56,000     1,890      .42
 preferred nominative (ADR) (Brazil)
Tele Celular Sul Participacoes SA,                                         50,000     1,306      .29
 preferred nominative (ADR) (Brazil)
Tele Leste Celular Participacoes SA,                                       25,000       863      .19
 preferred nominative (ADR) (Brazil) /1/
GLOBE TELECOM, Inc., WIDGIT, Class A                                       40,500       568      .13
 (Philippines) /1/ /3/

BEVERAGES  -  1.85%
Montana Group Ltd. (New Zealand)                                        1,250,000     2,182      .49
Robert Mondavi Corp., Class A (USA) /1/                                    35,600     1,927      .43
Shikoku Coca-Cola Bottling Co., Ltd. (Japan)                              175,000     1,575      .35
Hokkaido Coca-Cola Bottling Co., Ltd. (Japan)                             150,000     1,125      .25
Quilmes Industrial SA, nonvoting preferred                                 90,000       810      .18
 (ADR) (Argentina - registered in Luxembourg)
BRL Hardy Ltd. (Australia)                                                154,123       680      .15

METALS & MINING  -  1.48%
Hoganas, Class B (Sweden)                                                 158,000     2,320      .52
Minmet PLC (Ireland) /1/ /2/                                            5,470,638     1,307      .29
Gabriel Resources Ltd. (Canada) /1/                                       600,000     1,201      .27
First Quantum Minerals Ltd. (Canada)/1//2//3/                             400,000       703      .15
Thistle Mining Inc. (Canada) /1/                                        3,945,455       579      .13
Arcon International Resources PLC                                       4,000,000       538      .12
 (Ireland) /1/

AIRLINES  -  1.15%
SkyWest, Inc. (USA)                                                       160,000     4,600     1.03
Atlantic Coast Airlines Holdings, Inc.                                     13,000       531      .12
 (USA) /1/

HEALTH CARE PROVIDERS & SERVICES - 1.13%
Triad Hospitals, Inc. (USA) /1/                                           100,000     3,256      .73
Rhon-Klinikum AG, nonvoting preferred                                      21,000     1,087      .24
 (Germany)
Grupo Casa Saba, SA de CV (ADR)                                            44,900       370      .08
 (Mexico) /1/
ICON PLC (ADR) (Ireland) /1/                                               20,000       343      .08

COMPUTERS & PERIPHERALS  -  1.08%
C Technologies AB (Sweden) /1/                                            220,000     2,367      .53
Optoma Corp. (Taiwan) /1/                                               1,897,000     1,130      .25
SOTEC Co., Ltd. (Japan) /1/ /2/ /3/                                           129       784      .18
Universal Scientific Industrial Co.,                                      850,000       496      .11
 Ltd. (Taiwan) /1/
Yuxing InfoTech Holdings Ltd. (Hong Kong)                                 372,000        39      .01

AEROSPACE & DEFENSE  -  1.04%
Mercury Computer Systems, Inc. (USA) /1/                                  100,000     4,644     1.04

MACHINERY  -  0.99%
Yushin Precision Equipment Co., Ltd. (Japan)                               76,300     2,834      .63
Asahi Diamond Industrial Co., Ltd. (Japan)                                175,000       883      .20
JOT Automation Group Oyj (Finland)                                        260,000       630      .14
THK Co., Ltd. (Japan)                                                       4,000        85      .02

CHEMICALS  -  0.99%
SPARTECH Corp. (USA)                                                      150,000     3,084      .69
Cambrex Corp. (USA)                                                        15,000       679      .15
OM Group, Inc. (USA)                                                       12,000       656      .15

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.98%
InSite Vision Inc. (USA) /1/ /2/ /3/                                      915,000     2,470
Insite Vision Inc., warrants,                                               9,150                .55
 expire 2004 /1/ /2/ /3/
Nobel Biocare AB (Sweden)                                                  35,000     1,080      .24
TriPath Imaging, Inc. (USA) /1/                                            94,836       830      .19
HemaSure Inc. (USA) /1/ /2/                                                18,000         5      .00

ELECTRICAL EQUIPMENT  -  0.90%
CTS Corp. (USA)                                                            75,000     2,733      .61
Digital Electronics Corp. (Japan)/1/                                       52,000     1,315      .29

FOOD & DRUG RETAILING  -  0.90%
Jean Coutu Group (PJC) Inc.,                                              114,800     1,739      .38
 Class A (Canada)
Santa Isabel SA (ADR) (Chile) /1/                                         155,000       979      .22
Migros Turk TAS (Turkey)                                                5,850,000       751      .17
Sundrug Co. Ltd. (Japan)                                                   15,000       484      .11
Tsuruha Co., Ltd. (Japan)                                                   7,300        90      .02

COMMUNICATIONS EQUIPMENT  -  0.85%
Toyo Communication Equipment Co.,                                         208,000     1,433      .32
 Ltd. (Japan)
ITG Group PLC (Ireland) /1/                                                98,029       673      .15
Microelectronics Technology, Inc.                                         368,511       517      .12
 (Taiwan) /1/
Locus Co., Ltd. (South Korea) /1/                                          46,799       372      .08
Communication Network Interface, Inc.                                     180,000       304      .07
 (South Korea) /1/
VTech Holdings Ltd. (Hong Kong)                                           233,957       214      .05
Telscape International, Inc. (USA) /1/                                    194,800       189      .04
HighWave Optical Technologies (France)/1/                                     800       109      .02

ENERGY EQUIPMENT & SERVICES  -  0.85%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                               265,000     3,789      .85

DIVERSIFIED FINANCIALS  -  0.79%
Nissin Co., Ltd. (Japan)                                                   30,000     1,093      .24
American Capital Strategies, Ltd. (USA)                                    42,000     1,058      .24
Mycal Card Inc. (Japan)                                                    48,000       712      .16
Atle AB, Class A (Sweden)                                                  36,800       490      .11
AB Novestra (Sweden) /1/ /2/                                               94,300       200      .04

CONSTRUCTION & ENGINEERING  -  0.69%
Kyowa Exeo Corp. (Japan)                                                  300,000     3,084      .69

LEISURE EQUIPMENT & PRODUCTS  -  0.66%
Pinnacle Systems, Inc. (USA) /1/                                          400,000     2,950      .66

HOUSEHOLD DURABLES  -  0.54%
Fisher & Paykel Industries Ltd. (New Zealand)                             650,000     2,293      .51
Metromedia International Group, Inc. (USA)/1/                              40,000       104      .03

PHARMACEUTICALS  -  0.51%
Medicis Pharmaceutical Corp.,Class A (USA)/1/                              20,000     1,182      .27
Pharmacyclics, Inc. (USA) /1/                                              20,000       685      .15
Inspire Pharmaceuticals, Inc. (USA) /1/                                    16,000       417      .09

IT CONSULTING & SERVICES  -  0.50%
Aldata Solution Oyj (Finland) /1/                                         354,000     2,184      .49
Mogul.com Group AB (Sweden) /1/                                            33,800        44      .01

AUTO COMPONENTS  -  0.39%
Midas, Inc. (USA)                                                          98,700     1,178      .26
Ituran Group (Israel) /1/                                                  26,500       348      .08
Toyoda Machine Works, Ltd. (Japan)                                         43,000       231      .05

MARINE  -  0.37%
SembCorp Logistics Ltd. (Singapore)/1/                                    300,000     1,662      .37

INDUSTRIAL CONGLOMERATES  -  0.34%
African Lakes Corp. PLC                                                 2,100,000     1,035      .23
 (United Kingdom) /1/
China Merchants Holdings Co., Ltd.                                        689,000       499      .11
 (Hong Kong)

TRANSPORTATION INFRASTRUCTURE - 0.30%
Zhejiang Expressway Co. Ltd., Class H                                   7,000,000     1,113      .25
 (Peoples Republic of China)
International Container Terminal Services,                             14,500,000       227      .05
 Inc. (Philippines) /1/

FOOD PRODUCTS  -  0.29%
PT Indofood Sukses Makmur Tbk(Indonesia)/1/                            11,500,000       926      .20
Geest PLC (United Kingdom)                                                 45,000       346      .08
Futuris Corp. Ltd. (Australia)                                             29,203        29      .01

TEXTILES & APPAREL  -  0.22%
Li & Fung Ltd. (Hong Kong -                                               400,000       728      .16
 Incorporated in Bermuda)
EUROBIKE AG (Germany)                                                      40,000       270      .06

ROAD & RAIL  -  0.21%
Sixt AG, nonvoting (Germany)                                              100,000       930      .21

PAPER & FOREST PRODUCTS  -  0.18%
Sumitomo Forestry Co., Ltd. (Japan)                                       115,000       807      .18

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.17%
Glocalnet AB (Sweden) /1/ /2/                                             800,000       313      .07
Highpoint Telecommunications Inc.                                         510,000       276      .06
 (Canada) /1/
Global Light Telecommunications Inc.                                       40,000       174      .04
 (Canada) /1/ /3/
Flashcom, Inc., convertible preferred,                                     38,052        20
 Series B (USA) /1/ /2/ /3/
Flashcom, Inc., warrants /1/ /2/ /3/                                            1                .00

BANKS  -  0.13%
KorAm Bank (South Korea) /1/                                              140,000       563      .13

AIR FREIGHT & COURIERS  -  0.10%
Keppel Telecommunications & Transportation                                675,000       460      .10
 Ltd. (Singapore) /1/

DISTRIBUTORS  -  0.09%
MEDION AG (Germany)                                                         2,800       279      .06
Dickson Concepts (International) Ltd.                                     310,000       112      .03
 (Hong Kong - Incorporated in Bermuda)

AUTOMOBILES  -  0.05%
Mahindra & Mahindra Ltd. (GDR)(India)                                      70,000       213      .05

MISCELLANEOUS - 4.97%
Other stocks in initial period of acquistion                                         22,224     4.97

TOTAL STOCKS  (cost: $441,144,000)                                                  396,585    88.61

CONVERTIBLE DEBENTURES
OIL & GAS  -  0.30%
Sibir Energy PLC 15.00% 2002 (United Kingdom)                             650,000     1,359      .30

TOTAL CONVERTIBLE DEBENTURES (cost: $986,000)                                         1,359      .30

TOTAL EQUITY SECURITIES (cost: $442,130,000)                                        397,944    88.91



SHORT-TERM SECURITIES
                                                                       Principal
                                                                          Amount
CORPORATE SHORT-TERM NOTES -  9.27%                                         (000)
UBS Finance (Delaware) Inc. 6.60%                                          11,100    11,078     2.47
 due 1/2-1/16/01
Alcatel SA 6.55% due 1/22/01 /2/                                            5,300     5,279     1.18
SBC Communications Inc. 6.55%                                               5,200     5,184     1.16
 due 1/17/01 /2/
Monte Rosa Capital Corporation 6.55%                                        5,200     5,170     1.16
 due 2/1/01 /2/
Ciesco LP 6.60% due 1/4/01                                                  4,400     4,397      .98
Toyota Motor Credit Corp. 6.60%                                             4,300     4,287      .96
 due 1/16/01 /2/
Rio Tinto America, Inc. 6.60%                                               3,100     3,093      .69
 due 1/12/01 /2/
Commerzbank U.S. Finance, Inc.                                              3,000     2,997      .67
 6.65% due 1/5/01

FEDERAL AGENCY DISCOUNT NOTES -  2.02%
Fannie Mae 6.34% due 2/6/01                                                 9,100     9,041     2.02

NON-U.S. CURRENCY  -  0.02%
New Taiwanese Dollar                                                   NT$ 3,413        103      .02

TOTAL SHORT TERM SECURITIES (cost: $50,635,000)                                      50,629    11.31

TOTAL INVESTMENT SECURITIES (cost: $492,765,000)                                    448,573   100.22
Excess of payables over cash and receivables                                            992      .22

NET ASSETS                                                                         $447,581 100.00%



/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements
[end table]

[begin table]
Equity securities appearing in portfolio since
 June 30, 2000

About.com
Alterian
American Physicians Capital
Annuity and Life Re (Holdings)
Atlantic Coast Airlines Holdings
bebe stores
Broadbase Software
California Pizza Kitchen
China Merchants Holdings
Claims Direct
CNET Networks
Cumulus Media
Digital Electronics
DoubleClick
DSP Group
eCollege.com
ERG
EXE Technologies
F.A.M.E. Film & Music Entertainment
Finlay Enterprises
First Quantum Minerals
Forbes Medi-Tech
GLOBE TELECOM
GoTo.com
Hana Microelectronics
HighWave Optical Technologies
Hoganas
Inspire Pharmaceuticals
Integra
InterTrust Technologies
Keppel Telecommunications & Transportation
LookSmart
Mcsi
MemberWorks
Mercury Computer Systems
Metalink
Moshi Moshi Hotline
Mycal Card
NBC Internet
NH Hoteles
Nobel Biocare AB
O2Micro International
Orient-Express Hotels
Payless ShoeSource
Pinnacle Systems
QuickLogic
SembCorp Logistics
Sextant Entertainment Group
Sibir Energy
SMG
SportsLine.com
Sumitomo Forestry
Tele Leste Celular Participacoes
Thistle Mining
Ticketmaster Online-City Search
Triad Hospitals
Tullow Oil
Vastera
W.R. Berkley
Zale
Zenith National Insurance


Equity securities eliminated from
 the portfolio since June 30, 2000

Acer Laboratories
Alloy OnLine
American Eagle Outfitters
Ando Electric
Apex
Canadian Satellite Communications
CGX Energy
Computer Engineering & Consulting
Cypress Communications
Data Communications System
Elcor
Exchange Applications
FirstCom
Fujitsu Devices
GTR Group
Honda Tsushin Kogyo
Imax
Industrial Finance Corp. of Thailand
Ionics
JIT Holdings
Kokusai Electric
Komatsu Electronic Metals
Lands'End
Lasertec
Laurentian Bank of Canada
Metron Technology
MICROS Systems
National Computer Systems
NatSteel Electronics
Nippon Kanzai
Ohio Casualty
Paltek
Picvue Electronics
Power Integrations
Rogers Cantel Mobile Communications
Sapiens International
Seminis
Simeon Wines
Source Information Management
Unicap Electronics Industrial
Whitehall Jewellers
Women First HealthCare
Zuken
[end table]


American Funds Insurance Series Growth Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
Equity Securities                                                  88.16%
Cash & Equivalents                                                 11.84%
[end pie chart]

[begin table]
                                                              Percent of
Largest Individual Equity Securities                          Net Assets
Viacom                                                              4.62%
Time Warner                                                          2.84
Texas Instruments                                                    2.71
Pfizer                                                               2.69
Berkshire Hathaway                                                   2.53
PeopleSoft                                                           2.26
American International Group                                         2.11
PMC-Sierra                                                           2.07
Fannie Mae                                                           1.78
Comcast                                                              1.51
[end table]

[begin chart]
                                                                                Market  Percent
                                                               Number of         Value   of Net
EQUITY SECURITIES                                                 Shares          (000)  Assets
  (common and preferred stocks)


MEDIA  -  16.25%
Viacom Inc., Class B /1/                                        9,038,629     $422,556
Viacom Inc., Class A /1/                                          878,400        41,285     4.62
Time Warner Inc.                                                5,455,150       284,977     2.84
Comcast Corp., Class A, special stock /1/                       3,618,300       151,064     1.51
Clear Channel Communications, Inc. /1/                          2,950,000       142,891     1.42
USA Networks, Inc. /1/                                          6,700,000       130,231     1.30
News Corp. Ltd., preferred (ADR) (Australia)                    2,695,700        78,344
News Corp. Ltd. (ADR)                                           1,270,000        40,957     1.19
Walt Disney Co.                                                 3,875,000       112,133     1.12
Fox Entertainment Group, Inc., Class A  /1/                     3,450,000        61,669      .61
UnitedGlobalCom, Inc., Class A  /1/                             2,830,500        38,566      .38
BHC Communications, Inc., Class A  /1/                            286,189        36,990      .37
United Pan-Europe Communications NV                             2,076,000        21,209      .21
 (Netherlands)  /1/
AT&T Corp. Liberty Media Group,                                 1,350,000        18,309      .18
 Class A /1/
Infinity Broadcasting Corp.,                                      521,000        14,555      .15
 Class A  /1/
PRIMEDIA Inc.  /1/                                              1,022,900        12,211      .12
Cox Communications, Inc., Class A /1/                             251,900        11,729      .12
Cablevision Systems Corp., Class A /1/                            125,700        10,677      .11

SEMICONDUCTOR EQUIPMENT &
 PRODUCTS - 12.62%
Texas Instruments Inc.                                          5,739,000       271,885     2.71
PMC-Sierra, Inc.  /1/                                           2,641,000       207,649     2.07
Analog Devices, Inc.  /1/                                       2,233,332       114,319     1.14
Linear Technology Corp.                                         2,196,400       101,583     1.01
Micron Technology, Inc.  /1/                                    2,465,000        87,507      .87
Microchip Technology Inc.  /1/                                  3,800,000        83,362      .83
KLA - Tencor Corp.  /1/                                         1,924,000        64,815      .65
Applied Micro Circuits Corp.  /1/                                 857,100        64,323      .64
Applied Materials, Inc.  /1/                                    1,644,000        62,780      .63
LSI Logic Corp.  /1/                                            2,500,000        42,725      .43
Taiwan Semiconductor Manufacturing                             15,010,000        36,084
 Co. Ltd. (Taiwan)  /1/
Taiwan Semiconductor Manufacturing                                250,000         4,312      .40
 Co. Ltd. (ADR)  /1/
Altera Corp.  /1/                                                 970,000        25,523      .25
Maxim Integrated Products, Inc. /1/                               450,000        21,516      .21
Adaptec, Inc.  /1/                                              1,836,000        18,819      .19
Teradyne, Inc. /1/                                                425,000        15,831      .16
Intel Corp.                                                       400,000        12,025      .12
Vitesse Semiconductor Corp.  /1/                                  130,000         7,191      .07
RF Micro Devices, Inc.  /1/                                       250,000         6,859      .07
Micrel, Inc.  /1/                                                 115,000         3,874      .04
Exar Corp.  /1/                                                   114,000         3,532      .03
SDL, Inc.  /1/                                                     21,000         3,112      .03
Semtech Corp.  /1/                                                125,000         2,758      .03
Broadcom Corp., Class A  /1/                                       25,000         2,100      .02
Conexant Systems, Inc.  /1/                                       120,000         1,845      .02

PHARMACEUTICALS  -  7.51%
Pfizer Inc                                                      5,862,500       269,675     2.69
American Home Products Corp.                                    2,208,000       140,318     1.40
AstraZeneca PLC (United Kingdom)                                2,250,000       113,132     1.13
Pharmacia Corp.                                                 1,760,487       107,390     1.07
Bristol-Myers Squibb Co.                                          780,000        57,671      .57
Forest Laboratories, Inc.  /1/                                    342,000        45,443      .45
IVAX Corp.  /1/                                                   212,000         8,120      .08
ALZA Corp.  /1/                                                   144,000         6,120      .06
Guilford Pharmaceuticals, Inc./1/                                 200,000         3,600      .04
Immunex Corp.  /1/                                                 46,000         1,869      .02

INSURANCE  -  7.23%
Berkshire Hathaway Inc., Class A /1/                                3,575       253,825     2.53
American International Group, Inc.                              2,150,000       211,909     2.11
Marsh & McLennan Companies, Inc.                                  896,800       104,926     1.05
Progressive Corp.                                                 700,000        72,537      .72
XL Capital Ltd., Class A (Bermuda)                                744,900        65,086      .65
MGIC Investment Corp.                                             250,000        16,859      .17

SOFTWARE  -  5.45%
PeopleSoft, Inc.  /1/                                           6,100,828       226,875     2.26
Cadence Design Systems, Inc.  /1/                               3,500,000        96,250      .96
Microsoft Corp.  /1/                                            1,315,000        57,038      .57
Oracle Corp.  /1/                                               1,742,100        50,630      .51
Intuit Inc.  /1/                                                  894,000        35,257      .35
Computer Associates International, Inc.                         1,300,000        25,350      .25
Mentor Graphics Corp.  /1/                                        800,000        21,950      .22
Autodesk, Inc.                                                    400,000        10,775      .11
Broadbase Software, Inc.  /1/                                   1,000,000         6,250      .06
Micromuse Inc.  /1/                                                88,000         5,312      .05
BEA Systems, Inc.  /1/                                             75,000         5,048      .05
Asera, Inc., convertible preferred,                               511,776         2,559      .03
 Series C /1/,/2/,/3/
TIBCO Software Inc.  /1/                                           44,000         2,109      .02
i2 Technologies, Inc.  /1/                                         19,000         1,033      .01

COMMUNICATIONS EQUIPMENT  -  4.40%
Corning Inc.                                                    2,069,400       109,290     1.09
Nokia Corp., Class A (ADR) (Finland)                            2,238,000        97,353      .97
Telefonaktiebolaget LM Ericsson,                                4,918,000        55,020
 Class B (ADR) (Sweden)
Telefonaktiebolaget LM Ericsson,                                  390,000         4,444      .59
 Class B
Juniper Networks, Inc.  /1/                                       425,200        53,602      .54
Nortel Networks Corp. (Canada)                                    770,000        24,688      .25
Motorola, Inc.                                                  1,035,000        20,959      .21
JDS Uniphase Corp.  /1/                                           500,000        20,844      .21
Redback Networks Inc.  /1/                                        475,000        19,475      .19
3Com Corp.  /1/                                                 1,455,000        12,367      .12
Cisco Systems, Inc.  /1/                                          128,000         4,896      .05
ONI Systems Corp.  /1/                                            123,100         4,870      .05
CIENA Corp.  /1/                                                   45,000         3,656      .04
Nexsi Corp., convertible preferred,                               405,997         3,301      .03
 Series C  /1/,/2/,/3/
Extreme Networks, Inc.  /1/                                        75,000         2,934      .03
Corvis Corp.  /1/                                                  96,000         2,286      .02
ANTEC Corp.  /1/                                                  150,000         1,186      .01

DIVERSIFIED FINANCIALS  -  3.34%
Fannie Mae                                                      2,062,000       178,878     1.78
Capital One Financial Corp.                                       950,600        62,561      .63
Household International, Inc.                                     748,000        41,140      .41
Providian Financial Corp.                                         644,000        37,030      .37
Freddie Mac                                                       148,000        10,193      .10
State Street Corp.                                                 40,000         4,968      .05

HEALTH CARE PROVIDERS & SERVICES - 3.28%
Cardinal Health, Inc.                                           1,500,000       149,438     1.49
HCA - The Healthcare Co.                                        2,800,000       123,228     1.23
Universal Health Services, Inc.,                                  500,000        55,875      .56
 Class B  /1/

INTERNET SOFTWARE & SERVICES - 2.94%
Yahoo  Inc.  /1/                                                4,681,800       140,747     1.40
Terra Networks,SA (ADR)(Spain)/1/                               2,919,700        30,839      .31
Tumbleweed Communications Corp./1/                              1,380,000        23,611      .24
Homestore.com, Inc.  /1/                                        1,156,900        23,283      .23
Vignette Corp.  /1/                                               847,400        15,253      .15
CNET Networks, Inc.  /1/                                          910,000        14,560      .14
Genuity Inc., Class A  /1/                                      2,750,000        13,922      .14
Digex, Inc., Class A  /1/                                         535,000        12,038      .12
Ariba, Inc.  /1/                                                  110,000         5,899      .06
VeriSign, Inc.  /1/                                                72,000         5,342      .05
Exodus Communications, Inc.  /1/                                  240,000         4,800      .05
CMGI, Inc.  /1/                                                   500,000         2,797      .03
Walt Disney Internet Group                                        341,205         1,471      .01
 (formerly GO.com)  /1/
iXL Enterprises, Inc.  /1/                                        800,000           800      .01

COMMERCIAL SERVICES & SUPPLIES - 2.38%
Sabre Holdings Corp., Class A  /1/                              1,593,917        68,738      .68
Cendant Corp.  /1/                                              5,634,500        54,232      .54
Allied Waste Industries, Inc.  /1/                              2,950,000        42,959      .43
Waste Management, Inc.                                          1,200,000        33,300      .33
Robert Half International Inc. /1/                                800,000        21,200      .21
Avery Dennison Corp.                                              251,400        13,796      .14
Concord EFS, Inc.  /1/                                            110,000         4,833      .05

HOTELS, RESTAURANTS & LEISURE - 2.33%
Starbucks Corp.  /1/                                            2,950,000       130,538     1.30
Carnival Corp.                                                  3,358,000       103,468     1.03

BIOTECHNOLOGY  -  2.11%
Millennium Pharmaceuticals, Inc. /1/                            1,200,000        74,250      .74
Sepracor Inc.  /1/                                                604,800        48,460      .48
MedImmune, Inc.  /1/                                              645,000        30,758      .31
Genentech, Inc.  /1/                                              247,600        20,179      .20
IDEC Pharmaceuticals Corp.  /1/                                    79,800        15,127      .15
Biogen, Inc.  /1/                                                 166,700        10,012      .10
Applera Corp. - Celera Genomics Group                             101,200         3,637      .04
 (formerly Celera Genomics Group) /1/
Abgenix, Inc., PIPES  /1/,/2/,/3/                                  70,000         3,514      .04
Medarex, Inc.  /1/                                                 82,000         3,342      .03
ImClone Systems Inc.  /1/                                          50,000         2,200      .02

AIRLINES  -  2.00%
Southwest Airlines Co.                                          4,464,962       149,710     1.49
AMR Corp.  /1/                                                  1,100,000        43,106      .43
Delta Air Lines, Inc.                                             150,000         7,528      .08

OIL & GAS  -  1.96%
EOG Resources, Inc.                                             1,200,000        65,625      .65
Pogo Producing Co.                                              1,599,300        49,778      .50
Murphy Oil Corp.                                                  609,700        36,849      .37
Ivanhoe Energy Inc., units (Canada)                             4,500,000        20,706      .21
  /1/,/2/,/3/
Enterprise Oil PLC (United Kingdom)                             1,700,000        14,398      .14
Coastal Corp.                                                      53,000         4,681      .05
Anadarko Petroleum Corp.                                           34,000         2,417      .02
Devon Energy Corp.                                                 37,000         2,256      .02

ELECTRONIC EQUIPMENT &
 INSTRUMENTS  -  1.93%
Solectron Corp.  /1/                                            4,384,000       148,618     1.48
SCI Systems, Inc. /1/                                           1,093,052        28,829      .29
Flextronics International Ltd./1/                                 250,000         7,125      .07
Sanmina Corp.  /1/                                                 70,000         5,364      .05
Jabil Circuit, Inc.  /1/                                          140,000         3,553      .04

HEALTH CARE EQUIPMENT & SUPPLIES - 1.40%

Applera Corp.- Applied Biosystems Group                         1,036,600        97,505      .97
 (formerly PE Biosystems Group)
Inhale Therapeutics Systems, Inc./1/,/2/                          400,000        20,200      .20
Guidant Corp.  /1/                                                307,400        16,580      .17
Novoste Corp.  /1/                                                217,500         5,981      .06

INDUSTRIAL CONGLOMERATES  -  1.20%
Minnesota Mining and Manufacturing Co.                          1,000,000       120,500     1.20

BANKS  -  1.18%
Charter One Financial, Inc.                                     1,155,000        33,351      .33
Wells Fargo & Co.                                                 500,000        27,844      .28
Bank of America Corp.                                             520,000        23,855      .24
M&T Bank Corp.                                                    250,000        17,000      .17
BANK ONE CORP.                                                    180,000         6,592      .07
PNC Financial Services Group, Inc.                                 90,000         6,576      .06
Washington Mutual, Inc.                                            61,200         3,247      .03

BEVERAGES  -  1.02%
Coca-Cola Co.                                                   1,012,000        61,669      .61
Coca-Cola West Japan Co. Ltd. (Japan)                             880,000        20,983      .21
PepsiCo, Inc.                                                     400,000        19,825      .20

AIR FREIGHT & COURIERS  -  0.81%
FedEx Corp.  /1/                                                1,400,000        55,944      .56
United Parcel Service, Inc., Class B                              436,200        25,654      .25

SPECIALTY RETAIL  -  0.79%
Lowe's Companies, Inc.                                          1,109,000        49,351      .49
Limited Inc.                                                    1,100,000        18,769      .19
Sunglass Hut International, Inc./1/,(4)                         2,203,000        11,290      .11

COMPUTERS & PERIPHERALS  -  0.60%
Quantum Corp.-DLT & Storage Systems/1/                          1,500,000        19,969
Quantum Corp. - Hard Disk Drive /1/                             1,000,000         8,000      .28
Lexmark International, Inc.,Class A/1/                            581,400        25,763      .26
Storage Technology Corp.  /1/                                     500,000         4,500      .04
Compaq Computer Corp.                                             125,000         1,881      .02

WIRELESS TELECOMMUNICATION
 SERVICES - 0.54%
Crown Castle International Corp. /1/                            1,988,400        53,811      .54

TOBACCO  -  0.50%
Philip Morris Companies Inc.                                    1,140,000        50,160      .50

DIVERSIFIED TELECOMMUNICATION
 SERVICES  -  0.42%
CoreExpress, Inc., convertible preferred,                       1,861,446        23,000      .23
 Series C /1/,/2/,/3/
WorldCom, Inc. (formerly MCI                                    1,000,000        14,063      .14
 WorldCom, Inc.)  /1/
Equinix, Inc. /1/,/2/,/3/                                       1,315,649         4,893      .05

CONTAINERS & PACKAGING - 0.40%
Sealed Air Corp.  /1/                                           1,300,000        39,650      .40

CHEMICALS  -  0.32%
Valspar Corp.                                                     666,100        21,435      .22
Air Products and Chemicals, Inc.                                  250,000        10,250      .10

PERSONAL PRODUCTS  -  0.29%
Gillette Co.                                                      800,000        28,900      .29

MULTILINE RETAIL  -  0.26%
Consolidated Stores Corp.  /1/                                  1,233,200        13,103      .13
Target Corp.                                                      160,000         5,160      .05
May Department Stores Co.                                         125,000         4,094      .04
Federated Department Stores, Inc./1/                              115,000         4,025      .04

ENERGY EQUIPMENT & SERVICES  -  0.24%
Schlumberger Ltd. (Netherlands Antilles)                          150,000        11,991      .12
Nabors Industries, Inc.  /1/                                       90,000         5,324      .05
Baker Hughes Inc.                                                 113,000         4,697      .05
Tidewater Inc.                                                     56,000         2,485      .02

MULTI-UTILITIES  -  0.22%
Questar Corp.                                                     750,000        22,547      .22

FOOD PRODUCTS  -  0.18%
Dole Food Co., Inc.                                               750,000        12,281      .12
Keebler Foods Co.                                                 146,800         6,083      .06

IT CONSULTING & SERVICES - 0.18%
Acxiom Corp.  /1/                                                 331,000        12,888      .13
Check Point Software Technologies                                  40,000         5,342      .05
 Ltd. (Israel)  /1/
SAVVIS Communications Corp. /1/                                   131,500           115      .00

AEROSPACE & DEFENSE - 0.12%
Boeing Co.                                                         70,000         4,620      .04
Lockheed Martin Corp.                                             120,000         4,074      .04
Northrop Grumman Corp.                                             45,000         3,735      .04

MACHINERY  -  0.12%
Deere & Co.                                                       165,000         7,559      .08
Parker Hannifin Corp.                                             100,000         4,412      .04

ELECTRIC UTILITIES  -  0.08%
Southern Energy, Inc.  /1/                                        278,000         7,871      .08

INTERNET & CATALOG RETAIL - 0.05%
X.com Corp., convertible preferred,                             1,872,727         5,150      .05
 Series C /1/,/2/,/3/

GAS UTILITIES  -  0.05%
El Paso Energy Corp.                                               65,000         4,656      .05

PAPER & FOREST PRODUCTS - 0.04%
International Paper Co.                                           110,000         4,489      .04

FOOD & DRUG RETAILING  - 0.03%
Walgreen Co.                                                       75,000         3,136      .03

ROAD & RAIL  -  0.03%
Wisconsin Central Transportation Corp./1/                         200,000         3,012      .03

MISCELLANEOUS - 1.36%
Other equity securities in initial period                                       136,813     1.36
 of acquisition

TOTAL EQUITY SECURITIES                                                       8,845,181    88.16
 (cost: $6,409,289,000)




                                                               Principal        Market  Percent
                                                                  Amount         Value   of Net
SHORT-TERM SECURITIES                                               (000)         (000)  Assets


CORPORATE SHORT-TERM NOTES  -  9.17%
Park Avenue Receivables Corp. 6.40%-6.60%                          74,679        74,348      .74
 due 1/10-2/12/01 /2/
International Lease Finance Corp. 6.49%-6.51%                      70,000        69,788      .70
 due 1/11-1/19/01
General Motors Acceptance Corp. 6.52%-6.56%                        56,300        56,187      .56
 due 1/5-1/25/01
Preferred Receivables Funding Corp.                                56,050        55,770      .55
  6.45%-6.66% due 1/8-2/8/01 /2/
General Electric Capital Services, Inc.                            55,000        54,787      .55
  6.52%-6.53% due 1/18-1/23/01
Verizon Network Funding Corp. 6.43%-6.53%                          50,600        50,339      .50
 due 1/17-2/22/01
USAA Capital Corp. 6.48%-6.52%                                     49,600        49,440      .49
 due 1/3-2/2/01
SBC Communications Inc. 6.45%-6.46%                                49,100        48,894      .49
 due 1/22-2/2/01 /2/
Corporate Asset Funding Co. Inc.                                   49,000        48,873      .49
 6.55%-6.57% due 1/12-1/17/01 /2/
Gillette Co. 6.50% due 1/11-1/12/01 /2/                            47,900        47,798      .48
Gannett Co., Inc. 6.51%-6.53% due                                  46,900        46,762      .47
 1/12-1/26/01 /2/
Household Finance Corp. 6.51% due 1/17/01                          40,000        39,877      .40
Halliburton Co.:
 6.45% due 2/28/01 /2/                                             30,200        29,871
 6.49% due 1/24/01                                                  6,700         6,671      .36
E.I. du Pont de Nemours and Co. 6.51%                              35,500        35,442      .35
 due 1/9/01
Alcoa Inc. 6.35%-6.50% due 1/24-2/23/01                            33,000        32,753      .33
Bank of America Corp. 6.44%-6.52% due                              31,500        31,302      .31
 1/16-2/13/01
Bellsouth Capital Funding Corp. 6.55%                              28,500        28,453      .28
 due 1/9/01 /2/
A.I. Credit Corp. 6.49%-6.53%                                      28,200        28,086      .28
 due 1/19-1/26/01
Equilon Enterprises, LLC 6.53%-6.54%                               27,200        27,130      .27
 due 1/11-1/18/01
Coca-Cola Co. 6.49% due 1/19/01                                    25,000        24,914      .25
CIT Group, Inc. 6.53% due 1/9/01                                   22,300        22,263      .22
Merck & Co., Inc. 6.50% due 1/31/01                                10,000         9,944      .10

FEDERAL AGENCY DISCOUNT NOTES - 3.03%
Freddie Mac 6.25%-6.465% due 1/2-2/13/01                          139,130       138,741     1.38
Fannie Mae 6.11%-6.45% due 1/4-3/29/01                            126,000       125,175     1.25
USA Education, Inc. 6.264% due 4/19/01(5)                          25,000        24,997      .25
Federal Home Loan Banks 6.26%-6.40%                                15,500        15,392      .15
 due 2/2-3/12/01

NON-U.S. CURRENCY - 0.04%
New Taiwanese Dollar                                          NT$119,668          3,619      .04

TOTAL SHORT-TERM SECURITIES                                                   1,227,616    12.24
 (cost: $1,227,636,000)

TOTAL INVESTMENT SECURITIES                                                  10,072,797   100.40
 (cost:$7,636,925,000)
Excess of payables over cash and receivables                                     40,253      .40
NET ASSETS                                                                  $10,032,544   100.00


/1/ Non-income-producing security.
/2/ Purchased in a private placement
    transaction; resale to the public may
    require registration or sale
    only to qualified institutional buyers.
/3/ Valued under procedures established by
    the Board of Trustees.
/4/ The fund owns 5.48% of the outstanding voting securities of Sunglass Hut
    International and thus is considered
    an affiliate as defined in the Investment
    Company Act of 1940.
/5/ Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements
[end chart]

Equity securities appearing in the portfolio since June 30, 2000

Abgenix
Acxiom
ALZA
Anadarko Petroleum
Bank of America
BANK ONE
Biogen
Boeing
Broadbase Software
Broadcom
Cablevision Systems
Check Point Software Technologies
CIENA
CMGI
CNET Networks
Coastal
Conexant Systems
Corvis
Cox Communications
Deere
Devon Energy
El Paso Energy
Exar
Federated Department Stores
Genuity
Homestore.com
IDEC Pharmaceuticals
International Paper
Intuit
Ivanhoe Energy
IVAX
Lockheed Martin
May Department Stores
Minnesota Mining and Manufacturing
Nabors Industries
Nexsi
Northrop Grumman
ONI Systems
Parker Hannifin
PNC Financial Services Group
RF Micro Devices
Semtech
Southern Energy
State Street
Target
Terra Networks
Tidewater
Tumbleweed Communications
United Pan-Europe Communications
Walgreen
Yahoo!


Equity securities eliminated from the portfolio since June 30, 2000

Alcatel
AMFM
Aon
Cypress Semiconductor
Dell Computer
FleetBoston Financial
Fujitsu
Gateway
Hasbro
InterNAP Network Services
Internet Capital Group
NEC
Nextel Communications
NTT DoCoMo
Omnicare
Paging Network
Paychex
Portal Software
Quintiles Transnational
Rhythms NetConnections
Sakura Bank
Seagate Technology
Sprint PCS Group
Sycamore Networks
Talisman Energy
TOTAL FINA
VERITAS Software
WellPoint Health Networks

American Variable Insurance Series International Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
Europe                                                                        43.75%
Asia/Pacific Rim                                                              29.56%
The Americas                                                                   8.77%
Other Countries                                                                5.27%
Cash & Equivalents                                                            12.65%
[end pie chart]

[begin table]
LARGEST INDIVIDUAL EQUITY SECURITIES
Check Point Software Technologies                                             3.87%
Telefonos de Mexico                                                           2.80%
AstraZeneca                                                                   2.52%
Vodafone Group                                                                2.28%
Ericsson                                                                      1.76%
Nokia                                                                         1.71%
Nippon Electric Glass                                                         1.69%
Rohm                                                                          1.61%
Shionogi                                                                      1.50%
Mediaset                                                                      1.48%
[end table]



[begin chart]
                                                                                          Market  Percent
                                                                          Number of        Value   of Net
STOCKS (common and preferred)                                                Shares         (000)  Assets

MEDIA  -  14.19%
Mediaset SpA (Italy)                                                       4,100,000    $  49,252   1.48%
KirchMedia GmbH & Co. KGaA (Germany)/1//2//3/                                675,511       27,810      .83
United Pan-Europe Communications NV                                        2,642,000       26,992      .81
 (Netherlands)/1/
Television Broadcasts Ltd. (Hong Kong)                                     4,330,000       22,763      .68
SET Satellite (Singapore) Pte Ltd.                                           645,000       21,532      .65
 (Singapore)/1/ /2//3/
Promotora de Informaciones, SA (Spain)/1/                                  1,143,000       18,890      .57
Fuji Television Network Inc. (Japan)                                           2,568       17,822      .54
Tokyo Broadcasting System, Inc. (Japan)                                      600,000       17,681      .53
Metropole Television (France)                                                469,137       17,599      .53
Publishing & Broadcasting Ltd. (Australia)                                 2,350,000       17,069      .51
Television Francaise 1 SA (France)                                           300,000       16,198      .49
Grupo Televisa, SA (ADR) (Mexico)/1/                                         360,000       16,177      .49
Telewest Communications PLC (United Kingdom)/1/                           10,200,000       15,731      .47
ProSieben SAT.1 Media AG (formerly ProSieben                                 511,856       15,236      .46
 Media AG) (Germany)/1/
Nippon Television Network Corp. (Japan)                                       42,000       14,171      .43
News Corp. Ltd. (ADR) (Australia)                                            362,000       11,674
News Corp. Ltd., preferred                                                   202,283        1,441      .39
Sogecable, SA (Spain)/1/                                                     660,100       13,017      .39
MIH Ltd., Class A (South Africa)/1/                                          985,000       12,805      .38
Modern Times Group MTG AB, Class B (ADR) (Sweden)/1/                          61,000        7,656
Modern Times Group MTG AB, Class A/1/                                        101,600        2,569      .31
Metro International SA, Class A (Sweden)/1/                                  893,100        6,708
Metro International SA, Class B/1/                                           403,500        3,440      .30
SET India Ltd. (India)/1/ /2/ /3/                                             32,200       10,087      .30
ABS-CBN Holdings Corp. (PDR) (Philippines)                                10,000,000        9,820      .29
Axel Springer Verlag AG (Germany)/1/                                         100,000        9,766      .29
Fox Kids Europe NV (Netherlands)/1/                                          820,000        9,586      .29
Kirch Pay TV GmbH & Co. KGaA (Germany)/1/ /2/ /3/                            239,788        9,193      .28
StudioCanal (France)/1/                                                      900,000        8,789      .26
Schibsted ASA (Norway)                                                       700,000        8,636      .26
Granada Media PLC (United Kingdom)/1/                                      1,300,000        8,253      .25
EM.TV & Merchandising AG (Germany)                                         1,014,800        5,594
EM.TV & Merchandising AG/1/                                                   70,200          387      .18
Recoletos Cia. Editorial SA (Spain)/1/                                       720,000        5,064      .15
Austar United Communications Ltd. (Australia)/1/                           4,030,855        4,847      .15
SBS Broadcasting SA (Luxembourg)/1/                                          158,800        4,159      .12
Caltagirone Editore SpA (Italy)/1/                                           262,125        2,875      .09
Benpres Holdings Corp. (GDR) (Philippines) /1//2/                            771,100          771      .02
Primedia Ltd., units (South Africa)                                          391,631          337
Primedia Ltd., units, Class N                                                179,635          131      .01
CANAL+ (France)                                                              119,072          427      .01



PHARMACEUTICALS  -  8.20%
AstraZeneca PLC (United Kingdom)                                           1,677,054       83,798     2.52
Shionogi & Co., Ltd. (Japan)                                               2,464,000       50,053     1.50
Aventis SA (France)                                                          422,000       37,050     1.11
Elan Corp., PLC (ADR) (Ireland)/1/                                           682,800       31,964      .96
Fujisawa Pharmaceutical Co. Ltd. (Japan)                                     796,000       26,233      .79
CSL Ltd. (Australia)                                                       1,165,206       25,337      .76
Novo Nordisk A/S, Class B (Denmark)                                           85,500       15,344      .46
Shire Pharmaceuticals Group PLC (United                                      179,800        2,833
 Kingdom)/1/
Shire Pharmaceuticals Group PLC (ADR)/1/                                      11,000          507      .10




DIVERSIFIED TELECOMMUNICATION SERVICES - 6.33%
Telefonos de Mexico, SA de CV, Class L                                     2,064,000       93,138     2.80
 (ADR) (Mexico)
Telecom Italia SpA, nonconvertible                                         5,041,500       30,174
 savings (Italy)
Telecom Italia SpA                                                           345,000        3,828     1.02
Korea Telecom Corp. (ADR) (South Korea)                                      467,900       14,505      .44
DDI Corp. (Japan)                                                              2,669       12,821      .38
Telefonica, SA (Spain)/1/                                                    499,640        8,257      .25
Cable & Wireless Optus Ltd. (Australia)/1/                                 3,700,000        7,662      .23
Bayan Telecommunications Holdings Corp.,                                         150        7,094
 convertible preferred (Philippines) /2/ /3/
Bayan Telecommunications Holdings Corp.,                                      43,010           43
 Class A/1/ /2/ /3/
Bayan Telecommunications Holdings Corp.,                                      14,199           14      .21
 Class B/1/ /2/ /3/
Videsh Sanchar Nigam Ltd. (ADR) (India) /2/                                  555,426        6,943      .21
Deutsche Telekom AG (Germany)                                                215,100        6,484      .19
Nippon Telegraph and Telephone Corp. (Japan)                                     890        6,386      .19
Philippine Long Distance Telephone Co.                                       205,000        3,554
 (Philippines)
Philippine Long Distance Telephone Co. (ADR)                                 154,000        2,743      .19
British Telecommunications PLC (United Kingdom)                              600,300        5,129      .15
One.Tel Ltd. (Australia)                                                   7,500,000        1,921      .06
Cia. de Telecomunicaciones de Chile SA                                        26,170          345      .01
 (ADR) (Chile)



BANKS  -  6.13%
ABN AMRO Holding NV (Netherlands)                                          1,965,321       44,696     1.34
Mizuho Holdings, Inc. (formed by the merger of                                 4,890       30,184      .91
 Dai-Ichi Kangyo Bank, Fuji Bank, and
 Industrial Bank of Japan) (Japan)/1/
Sakura Bank, Ltd. (Japan)                                                  4,850,000       29,176      .88
Bank of Nova Scotia (Canada)                                                 975,000       28,102      .84
Hang Seng Bank Ltd. (Hong Kong)                                            1,350,000       18,175      .54
DBS Group Holdings Ltd. (Singapore)                                        1,489,200       16,848      .51
Lloyds TSB Group PLC (United Kingdom)                                      1,112,800       11,768      .35
Unibanco-Uniao de Bancos Brasileiros SA,                                     360,000       10,598      .32
 units (GDR) (Brazil)
Bank of Scotland (United Kingdom)                                            729,896        7,637      .23
Commonwealth Bank of Australia (Australia)                                   245,000        4,215      .13
Bangkok Bank PCL (Thailand)/1/                                             3,500,000        2,785      .08



WIRELESS TELECOMMUNICATION SERVICES - 4.90%
Vodafone Group PLC (formerly Vodafone AirTouch                            20,758,779       76,123     2.28
 PLC) (United Kingdom)
China Mobile (Hong Kong) Ltd. (ADR)                                        1,150,000       31,194      .94
 (People's Republic of China)/1/
Telecom Italia Mobile SpA (Italy)                                          3,312,800       26,457      .79
Egyptian Co. for Mobile Services (Egypt)/1/                                  660,000       12,877      .39
Sonae.com, SGPS, SA (Portugal)/1/                                          1,000,000        7,315      .22
Turkcell Iletisim Hizmetleri AS (Turkey)/1/                              200,000,000        6,270      .19
TELECEL - Comunicacoes Pessoais,                                             282,000        3,072      .09
 SA (Portugal)/1/



COMMUNICATIONS EQUIPMENT  -  4.02%
Telefonaktiebolaget LM Ericsson,                                           3,574,800       40,735
 Class B (Sweden)
Telefonaktiebolaget LM Ericsson,                                           1,600,000       17,900     1.76
 Class B (ADR)
Nokia Corp. (Finland)                                                      1,278,000       57,002     1.71
Nortel Networks Corp. (Canada)                                               350,000       11,222      .34
ADVA AG Optical Networking (Germany)/1/                                      120,000        6,930      .21
Metropolis Transactive Holdings Ltd.                                          58,765            2      .00
 (South Africa)/1/



IT CONSULTING & SERVICES  -  3.87%
Check Point Software Technologies Ltd.                                       965,000      128,888     3.87
 (Israel)/1/



SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.68%
Rohm Co., Ltd. (Japan)                                                       284,000       53,730     1.61
Taiwan Semiconductor Manufacturing Co. Ltd.                               14,305,680       34,391     1.03
 (Taiwan)/1/
Samsung Electronics Co., Ltd. (South Korea)                                  105,630       13,214      .40
ASM Lithography Holding NV (Netherlands)/1/                                  500,000       11,357      .34
Dialog Semiconductor PLC (United Kingdom)/1/                               1,052,108       10,077      .30



ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.54%
Samsung Electro-Mechanics Co., Ltd.                                        1,097,730       29,812      .89
 (South Korea)/1/
Murata Manufacturing Co., Ltd. (Japan)                                       211,000       24,650      .74
TDK Corp. (Japan)                                                            195,000       18,905      .57
Hon Hai Precision Industry Co.                                             3,121,000       15,855      .48
 Ltd. (Taiwan)
Hitachi, Ltd. (Japan)                                                      1,709,000       15,168      .46
Hirose Electric Co., Ltd. (Japan)                                            111,000       10,645      .32
Barco SA (Belgium)/1/                                                         34,700        2,603      .08



OIL & GAS  -  2.61%
Petroleo Brasileiro SA - Petrobras (ADR)                                   1,607,400       40,587     1.22
 (Brazil)/1/
"Shell" Transport and Trading Co., PLC                                       410,000       20,244
 (New York registered) (United  Kingdom)
"Shell" Transport and Trading Co., PLC                                       540,000        4,428      .74
ENI SpA (Italy)                                                            2,600,000       16,643      .50
Woodside Petroleum Ltd. (Australia)                                          600,000        4,926      .15



FOOD PRODUCTS  -  2.52%
Orkla AS, Class A (Norway)                                                 2,097,942       41,508     1.25
Nestle SA (Switzerland)                                                       11,752       27,465      .82
Groupe Danone (France)                                                       100,000       15,080      .45



HOUSEHOLD DURABLES  -  2.28%
Sony Corp. (Japan)                                                           590,200       40,650     1.22
Kudelski SA (Switzerland)/1/                                                  15,000       16,693      .50
Koninklijke Philips Electronics NV (Netherlands)                             291,000       10,662      .32
THOMSON multimedia (France)/1/                                               167,253        7,827      .24



COMMERCIAL SERVICES & SUPPLIES  -  2.25%
Adecco SA (Switzerland)                                                       56,000       35,316     1.06
Eniro AB (Sweden)/1/                                                       1,971,400       19,852      .59
Brambles Industries Ltd. (Australia)                                         810,682       18,955      .57
Rentokil Initial PLC (United Kingdom)                                        284,100          980      .03



BUILDING PRODUCTS  -  1.69%
Nippon Electric Glass Co., Ltd. (Japan)                                    3,000,000       56,364     1.69



INDUSTRIAL CONGLOMERATES  -  1.46%
Norsk Hydro AS (Norway)                                                    1,050,000       44,534
Norsk Hydro AS (ADR)                                                         100,000        4,206     1.46



AUTO COMPONENTS  -  1.28%
GKN PLC (United Kingdom)                                                   4,031,993       42,580     1.28



INTERNET SOFTWARE & SERVICES  -  1.28%
BCE Inc. (Canada)/1/                                                         575,000       16,919      .51
Geo Interactive Media Group Ltd. (Israel)/1/                                 900,000        9,343      .28
Intershop Communications AG (Germany)/1/                                     250,000        7,864      .24
Tiscali SpA (Italy)/1/                                                       170,000        2,887      .09
China.com Corp., Class A (Hong Kong)/1/                                      420,000        1,890      .06
United Internet AG (Germany)/1/                                              300,000        1,211      .04
Terra Lycos, SA (formerly Terra Networks,                                    105,908        1,154      .03
 SA) (Spain)/1/
Liberty Surf Group SA (France)/1/                                            159,222          925      .03



AUTOMOBILES  -  1.17%
Honda Motor Co., Ltd. (Japan)                                                561,000       20,836      .63
Suzuki Motor Corp. (Japan)                                                 1,700,000       18,082      .54



ELECTRIC UTILITIES  -  1.15%
Scottish Power PLC (United Kingdom)                                        2,950,000       23,310      .70
Cia. Energetica de Minas Gerais - CEMIG,                                     826,600       11,882      .36
 preferred nominative (ADR) (Brazil)
Manila Electric Co., Class A (GDR)                                           612,000        2,989      .09
 (Philippines) /2/ /3/



SPECIALTY RETAIL  -  1.14%
Dixons Group PLC (United Kingdom)                                         11,333,723       37,921     1.14



PAPER & FOREST PRODUCTS  -  1.10%
UPM-Kymmene Corp. (Finland)                                                  945,000       32,433      .97
Kimberly-Clark de Mexico, SA de CV,                                        1,600,000        4,401      .13
 Class A (Mexico)



MACHINERY  -  1.01%
Sandvik AB (Sweden)/1/                                                       560,000       13,475      .40
Mitsubishi Heavy Industries, Ltd. (Japan)                                  2,500,000       10,854      .33
Metso Oyj (Finland)                                                          830,000        9,275      .28



LEISURE EQUIPMENT & PRODUCTS  -  0.99%
Nintendo Co., Ltd. (Japan)                                                   210,000       32,937      .99



CONSTRUCTION MATERIALS  -  0.89%
Cemex, SA de CV (ADR) (Mexico)                                               971,441       17,547
Cemex, SA de CV, warrants, expire 2002/1/                                     92,038           92      .53
Holderbank Financiere Glaris Ltd. (Switzerland)                               10,000       12,056      .36



METALS & MINING  -  0.86%
BHP Ltd.(formerly Broken Hill Proprietary                                  1,000,000       10,553      .32
 Co. Ltd.) (Australia)
Billiton PLC (United Kingdom)                                              2,243,700        8,646      .26
Anglogold Ltd. (South Africa)                                                220,000        6,427      .19
Pechiney, Class A (France)                                                    65,000        2,972      .09



INSURANCE  -  0.82%
AEGON NV (Netherlands)                                                       580,555       24,019      .72
Royal & Sun Alliance Insurance Group PLC                                     396,969        3,398      .10
 (United Kingdom)



MULTILINE RETAIL  -  0.66%
Wal-Mart de Mexico, SA de CV, Class C                                      6,000,000       11,045      .33
 (Mexico)/1/
Ito-Yokado Co., Ltd. (Japan)                                                 135,000        6,709      .20
Kingfisher PLC (United Kingdom)                                              567,838        4,222      .13



AEROSPACE & DEFENSE  -  0.56%
Bombardier Inc., Class B (Canada)                                          1,200,000       18,535      .56



REAL ESTATE  -  0.51%
Brookfield Properties Corp. (Canada)                                         505,000        8,895      .27
Cheung Kong (Holdings) Ltd. (Hong Kong)                                      500,000        6,395      .19
Mitsui Fudosan Co., Ltd. (Japan)                                             159,000        1,573      .05



TRADING COMPANIES & DISTRIBUTORS - 0.48%
Marubeni Corp. (Japan)/1/                                                  6,780,000       15,960      .48



HEALTH CARE PROVIDERS & SERVICES - 0.47%
Fresenius Medical Care AG (Germany)                                          330,000       15,803      .47



HEALTH CARE EQUIPMENT & SUPPLIES - 0.38%
Hoya Corp. (Japan)                                                           175,000       12,816      .38



OFFICE ELECTRONICS  -  0.38%
Canon, Inc. (Japan)                                                          365,000       12,729      .38



COMPUTERS & PERIPHERALS  -  0.37%
Opticom ASA (Norway)/1/                                                      160,000       10,188      .31
Fujitsu Ltd. (Japan)                                                         143,000        2,099      .06



HOTELS, RESTAURANTS & LEISURE  -  0.27%
Granada Compass PLC (formerly Granada Group                                  830,170        9,034      .27
 PLC)  (United Kingdom)/1/



DIVERSIFIED FINANCIALS  -  0.24%
ING Groep NV (Netherlands)                                                   101,041        8,072      .24



MARINE  -  0.14%
Stolt-Nielsen SA, Class B (ADR)                                              318,000        4,810      .14
 (Multinational)



FOOD & DRUG RETAILING  -  0.08%
Loblaw Companies Ltd. (Canada)                                                75,000        2,527      .08



TRANSPORTATION INFRASTRUCTURE  -  0.05%
Zhejiang Expressway Co. Ltd., Class H                                     10,298,000        1,637      .05
 (People's Republic of China)



BEVERAGES  -  0.04%
Hellenic Bottling Co. SA (Greece)                                             66,940        1,084      .03
Coca-Cola Amatil Ltd. (Australia)                                             91,600          239      .01



CONSTRUCTION & ENGINEERING  -  0.04%
Kvaerner ASA, Class A (Norway)/1/                                            169,474        1,204      .04



INTERNET & CATALOG RETAIL  -  0.01%
Rakuten, Inc. (Japan)/1/                                                          65          368      .01


MISCELLANEOUS  -  2.66%
Other stocks in initial period of acquisition                                              88,532     2.66


TOTAL STOCKS   (cost: $2,387,636,000)                                                   2,887,967    86.70



                                                                          Principal       Market  Percent
                                                                             Amount        Value   of Net
CONVERTIBLE DEBENTURES                                                         (000)        (000)  Assets

MEDIA  -  0.40%
United News & Media PLC 6.125% 2003                                     Pound 4,500         8,209      .25
 (United Kingdom)
EM.TV & Merchandising AG 4.00% 2005                                     EURO 11,508         4,863      .15
 (Germany)



ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.15%
Hon Hai Precision Industry Co., Ltd. 2005                                     $5,360        5,092      .15
 (Taiwan)/2/



DIVERSIFIED TELECOMMUNICATION SERVICES - 0.08%
COLT Telecom Group PLC 2.00% 2006                                        EURO 2,400         2,693      .08
 (United Kingdom)



ELECTRICAL EQUIPMENT  -  0.02%
Elektrim SA 3.75% 2004 (Poland)                                          EURO 1,000     $     808    .02%



TOTAL CONVERTIBLE DEBENTURES (cost: $29,547,000)                                           21,665      .65


TOTAL EQUITY SECURITIES (cost: $2,417,183,000)                                          2,909,632    87.35




                                                                          Principal       Market  Percent
                                                                             Amount        Value   of Net
SHORT-TERM SECURITIES                                                          (000)        (000)  Assets

CORPORATE SHORT-TERM NOTES -  9.86%

Verizon Global Funding Inc. 6.50%-6.60%                                       61,600       61,402   1.84%
 due 1/4-2/7/01
Corporate Asset Funding Co. Inc. 6.49%-6.60%                                  56,000       55,782     1.67
 due 1/10-2/23/01 /2/
UBS Finance Delaware LLC 6.50%-6.54%                                          40,600       40,551     1.22
 due 1/2-1/18/01
Svenska Handelsbanken 6.45%-6.52% due                                         38,000       37,792     1.14
 1/22-2/15/01
Sony Capital Corp. 6.52% due                                                  37,000       36,828     1.11
 1/25-1/26/01 /2/
Alcatel S.A. 6.56% due 1/22/01 /2/                                            27,000       26,891      .81
Gillette Co. 6.50% due 1/4-1/12/01 /2/                                        21,400       21,380      .64
ABN-AMRO North America Finance Inc. 6.54%                                     17,850       17,811      .53
 due 1/12/01
Asset Securitization Cooperative Corp.                                        15,000       14,937      .45
 6.55% due 1/23/01 /2/
AB Spintab 6.53%-6.55% due 1/18-2/7/01                                        15,000       14,933      .45


FEDERAL AGENCY DISCOUNT NOTES  -  1.80%

Fannie Mae 6.11%-6.45% due 1/11-3/29/01                                       60,600       60,048     1.80



CERTIFICATES OF DEPOSIT  -  0.75%
Royal Bank of Canada 6.59% due 2/1/01                                         25,000       25,000      .75



NON-U.S. CURRENCY  -  0.06%

New Taiwanese Dollar                                                      NT$68,165         2,061      .06



TOTAL SHORT-TERM SECURITIES (cost: $415,402,000)                                          415,416    12.47

TOTAL INVESTMENT SECURITIES (cost:$2,832,585,000)                                       3,325,048    99.82
Excess of cash and receivables over payables                                                5,961      .18

NET ASSETS                                                                             $3,331,009 100.00%

/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/3/ Valued under procedures established by the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements
[end chart]

Equity securities appearing in the portfolio since June 30, 2000

ABS-CBN Holdings
ASM Lithography Holding
Barco
Billiton
British Telecommunications
Caltagirone Editore
Dialog Semiconductor
Egyptian Mobile Services
ENI
Eniro
Fresenius Medical Care
Geo Interactive Media Group
Granada Media
Hang Seng Bank
Hellenic Bottling
Kirch Pay TV GmbH
Kudelski
Metro International
Novo Nordisk
Opticom
Petroleo Brasileiro SA - Petrobras
Recoletos Cia Editorial
Sandvik
Schibsted
SET India
SET Satellite (Singapore) Pte.
Shire Pharmaceuticals Group
TDK
Turkcell Iletisim Hizmetleri


Equity securities eliminated from the portfolio since June 30, 2000

AdLINK Internet Media
Aegis Group
Bridgestone
British Sky Broadcasting Group
Coca-Cola Beverages
EMI Group
Hyundai Electronics Industries
Infineon Technologies
Jobs & Adverts
Koninklijke PTT Nederland
Lend Lease
Mandarin Oriental International
Minebea
NEC
NTT DoCoMo
Premier Farnell
Preussag
Reckitt Benckiser
Seat Pagine Gialle
Standard Chartered Bank
STMicroelectronics
Telefonica de Argentina
TNT Post Groep
Toshiba
TOTAL FINA
Valeo
Vivendi
Volvo
YTL

American Variable Insurance Series New World Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
The Americas                                                                28.77%
Asia & Pacific Rim                                                          27.97%
Europe                                                                      16.97%
Other Countries                                                              5.95%
Cash & Equivalents                                                          20.34%
[end pie chart]

[begin table]                                                          Percent of
Largest Individual Equity Securities                                   Net Assets
Coca-Cola                                                                    4.16%
EMBRAER - Empresa Brasileira de Aeronautica                                   2.36
Avon Products                                                                 2.14
Fuji Photo Film                                                               1.53
Hon Hai Precision Industry                                                    1.49
Independent News & Media                                                      1.39
GLOBE TELECOM                                                                 1.37
Suzuki Motor                                                                  1.29
Check Point Software Technologies                                             1.27
ABN AMRO Holding                                                              1.17
[end table]



[begin chart]
                                                                                     Market  Percent
                                                                        Number of     Value   of Net
STOCKS (common and preferred)                                              Shares      (000)  Assets

BANKS  -  8.60%
ABN AMRO Holding NV (Netherlands)                                           75,379  $ 1,714    1.17%
Bank of the Philippine Islands (Philippines)                             1,379,500     1,603     1.09
Unibanco-Uniao de Bancos Brasileiros SA,                                    49,400     1,454      .99
 units (GDR) (Brazil)
Shinhan Bank (South Korea)                                                 160,330     1,320      .90
Grupo Financiero Banamex-Accival, SA de CV                                 690,000     1,134      .77
 (Mexico) /1/
Wielkopolski Bank Kredytowy SA (Poland)                                    140,000       929      .63
Yapi ve Kredi Bankasi AS (Turkey) /1/                                  171,282,890       882      .60
ICICI Bank Ltd. (India)                                                    225,400       730
ICICI Ltd. (ADR) (India) /1/                                                 8,000        51      .53
Bangkok Bank PCL (Thailand) /1/                                            925,000       736      .50
Kookmin Bank (South Korea)                                                  56,870       671      .46
HSBC Holdings PLC (United Kingdom)                                          34,000       504      .34
DBS Group Holdings Ltd. (Singapore)                                         40,692       460      .31
Australia and New Zealand Banking Group Ltd.                                55,000       440      .30
 (Australia)
Hanvit Bank (South Korea) /1/ /2/                                           55,000        15      .01

BEVERAGES  -  6.26%
Coca-Cola Co. (USA)                                                        100,500     6,124     4.16
Fomento Economico Mexicano, SA de CV (ADR)(Mexico)                          38,700     1,156      .79
PepsiCo, Inc. (USA)                                                         21,400     1,061      .72
Coca-Cola Amatil Ltd. (Australia)                                          318,878       831      .56
Hellenic Bottling Co. SA  (Greece)                                           2,580        42      .03

WIRELESS TELECOMMUNICATION SERVICES  -  5.24%
GLOBE TELECOM, Inc., Class A (WIDGIT)                                      135,912     1,907
 (Philippines) /1/ /2/
GLOBE TELECOM, Inc., Class A (PDR) /1/                                       8,080       113     1.37
China Mobile (Hong Kong) Ltd. (People's Republic                           295,000     1,611     1.10
 of China) /1/
Tele Nordeste Celular Participacoes SA,                                     26,000     1,076      .73
 preferred nominative (ADR) (Brazil)
Nuevo Grupo Iusacell, SA de CV, Class V (ADR)                               82,000       800      .54
 (Mexico) /1/
Telemig Celular Participacoes SA, preferred                                 11,000       655      .45
 nominative (ADR) (Brazil)
Telesp Celular Participacoes SA, preferred                              60,556,752       639      .43
 nominative (Brazil)
Orascom Telecom Holding (GDR) (Egypt) /1/                                  100,000       638      .43
Turkcell Iletisim Hizmetleri AS (Turkey) /1/                             6,900,000       216      .15
Tele Celular Sul Participacoes SA, preferred                                 2,200        58      .04
 nominative (ADR) (Brazil)

MEDIA  -  4.32%
Independent News & Media PLC (Ireland)                                     752,924     2,050     1.39
ABS-CBN Holdings Corp. (PDR) (Philippines)                               1,550,000     1,522     1.03
Benpres Holdings Corp. (Philippines) /1/                                 7,435,000       432      .29
Grupo Televisa, SA, ordinary participation                                   9,600       431      .29
 certificates (ADR) (Mexico) /1/
United Pan-Europe Communications NV                                         39,000       398      .27
 (Netherlands) /1/
Promotora de Informaciones, SA (Spain) /1/                                  22,500       372      .25
Antenna TV SA (ADR) (Greece) /1/                                            18,700       356      .24
Globo Cabo SA, preferred nominative (ADR)                                   30,000       338      .23
 (Brazil) /1/
MIH Holdings Ltd., Class A (South Africa) /1/                               20,000       260      .18
Nasionale Pers Beperk, Class N (South Africa)                               55,000       224      .15

FOOD PRODUCTS  -  4.02%
Orkla AS (Norway)                                                           86,142     1,704     1.16
Nestle SA (Switzerland)                                                        600     1,402      .95
Sara Lee Corp. (USA)                                                        53,000     1,302      .89
Groupe Danone (France)                                                       6,200       935      .64
Uni-President Enterprises Co. (Taiwan)                                     432,000       287      .20
PT Indofood Sukses Makmur Tbk (Indonesia) /1/                            3,300,000       266      .18

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.68%
Hon Hai Precision Industry Co. Ltd. (Taiwan)                               430,200     2,185     1.49
Samsung Electro-Mechanics Co., Ltd.                                         60,000     1,629     1.11
 (South Korea) /1/
Orbotech Ltd. (Israel) /1/                                                  18,000       672      .46
Venture Manufacturing (Singapore) Ltd.(Singapore)                           71,000       475      .32
Omni Industries Ltd. (Singapore)                                           295,000       434      .30

METALS & MINING  -  2.97%
De Beers Consolidated Mines Ltd. (South Africa)                             43,000     1,137      .77
KGHM Polska Miedz SA (GDR) (Poland)                                         61,000       766      .52
Alcoa Inc. (USA)                                                            20,000       670      .46
Anglo American PLC (United Kingdom)                                         10,000       541      .37
Billiton PLC (United Kingdom)                                              134,052       517      .35
BHP Ltd. (formerly Broken Hill Proprietary                                  45,000       475      .32
 Co. Ltd.) (Australia)
Freeport-McMoRan Copper & Gold Inc.,                                        31,000       265      .18
 Class B (USA) /1/

PHARMACEUTICALS  -  2.90%
AstraZeneca PLC (United Kingdom)                                            31,800     1,584     1.08
Teva Pharmaceutical Industries Ltd.(ADR)(Israel)                            16,000     1,172      .80
PLIVA DD (GDR) (Republic of Croatia) /3/                                    90,000     1,058      .72
Pfizer Inc (USA)                                                             9,700       446      .30

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.74%
Telefonos de Mexico, SA de CV,                                              24,200     1,092      .74
 Class L (ADR) (Mexico)
Cia. Anonima Nacional Telefonos de Venezuela                                48,000       909      .62
 (CANTV), Class D (ADR) (Venezuela)
Philippine Long Distance Telephone Co.(Philippines)                         30,800       534      .36
Bell Canada International Inc. (Canada) /1/                                 16,000       313      .21
Videsh Sanchar Nigam Ltd. (ADR) (India)                                     23,401       293      .20
Korea Telecom Corp. (ADR) (South Korea)                                      7,000       217      .15
Mahanagar Telephone Nigam Ltd. (GDR) (India)                                26,000       205      .14
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                        6,700       137      .09
AT&T Latin America Corp., Class A                                           49,100       135      .09
 (merged with FirstCom Corp.) (USA) /1/
Global Light Telecommunications Inc. (Canada) /1/                           22,500        98      .07
FLAG Telecom Holdings Ltd. (USA) /1/                                        14,600        91      .06
Global TeleSystems, Inc. (USA) /1/                                           5,500         4      .01

AEROSPACE & DEFENSE  -  2.36%
EMBRAER - Empresa Brasileira de Aeronautica SA                              87,500     3,478     2.36
 (ADR) (Brazil)

OIL & GAS  -  2.24%
Petroleo Brasileiro SA - Petrobras (ADR)(Brazil)/1/                         42,500     1,073      .73
LUKOIL (ADR) (Russia)                                                       21,400       792      .54
"Shell" Transport and Trading Co., PLC                                      10,000       494      .34
 (New York registered) (United  Kingdom)
Gulf Indonesia Resources Ltd. (Indonesia) /1/                               50,000       466      .32
China Petroleum & Chemical Corp., Class H (ADR)                             30,000       458      .31
 (People's Republic of China) /1/

PERSONAL PRODUCTS  -  2.14%
Avon Products, Inc. (USA)                                                   65,800     3,150     2.14

AUTOMOBILES  -  2.12%
Suzuki Motor Corp. (Japan)                                                 178,000     1,893     1.29
Honda Motor Co., Ltd. (Japan)                                               33,000     1,226      .83

IT CONSULTING & SERVICES  -  1.96%
Check Point Software Technologies Ltd.                                      14,000     1,870     1.27
 (Israel) /1/
Dimension Data Holdings PLC                                                150,000     1,019      .69
 (South Africa) /1/

DIVERSIFIED FINANCIALS  -  1.93%
Housing Development Finance Corp. Ltd (India)                              136,550     1,587     1.08
First Pacific Co. Ltd. (Hong Kong)                                       4,365,959     1,246      .85

LEISURE EQUIPMENT & PRODUCTS  -  1.83%
Fuji Photo Film Co., Ltd. (Japan)                                           54,000     2,250     1.53
Shimano Inc. (Japan)                                                        22,600       442      .30

HOUSEHOLD PRODUCTS  -  1.72%
Hindustan Lever Ltd. (India)                                               350,000     1,554     1.06
Kimberly-Clark Corp. (USA)                                                  13,680       967      .66

PAPER & FOREST PRODUCTS  -  1.39%
Kimberly-Clark de Mexico, SA de CV,                                        330,000       908      .62
 Class A (Mexico)
Sappi Ltd. (South Africa)                                                  105,800       757      .51
Votorantim Celulose e Papel SA (ADR) (Brazil)                               27,000       376      .26

MACHINERY  -  1.16%
Mitsubishi Heavy Industries, Ltd. (Japan)                                  254,000     1,103      .75
Sandvik AB (Sweden) /1/                                                     25,000       602      .41

REAL ESTATE  -  1.08%
SM Prime Holdings, Inc. (Philippines)                                    8,110,000       943      .64
New World China Land Ltd. (People's Republic                             1,225,000       346      .23
 of China) /1/
Ayala Land, Inc. (Philippines)                                           2,822,400       305      .21

ELECTRIC UTILITIES  -  1.00%
Huaneng Power International, Inc., Class H                               3,040,000     1,471     1.00
 (People's Republic of China)

COMMUNICATIONS EQUIPMENT  -  0.94%
ECI Telecom Ltd. (Israel)                                                   40,000       559      .38
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                           40,000       456      .31
Locus Co., Ltd. (South Korea) /1/                                           45,664       363      .25

HOTELS RESTAURANTS & LEISURE  -  0.82%
Millennium & Copthorne Hotels PLC (United Kingdom)                         185,000     1,210      .82

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.78%
Samsung Electronics Co., Ltd. (South Korea)                                  8,460     1,058      .72
Metalink Ltd. (Israel) /1/                                                  10,000        96      .06

COMMERCIAL SERVICES & SUPPLIES  -  0.71%
Sabre Holdings Corp., Class A (USA) /1/                                     24,155     1,042      .71

HOUSEHOLD DURABLES  -  0.68%
Hankuk Electric Glass Co., Ltd. (South Korea) /1/                           11,000       510      .35
Sony Corp. (Japan)                                                           7,000       482      .33

TRANSPORTATION INFRASTRUCTURE  -  0.66%
Grupo Aeroportuario del Sureste, SA de CV,                                  30,000       499      .34
 Class B (ADR) (Mexico) /1/
New World Infrastructure Ltd. (Hong Kong)                                  770,000       467      .32

FOOD & DRUG RETAILING  -  0.62%
Migros Turk TAS (Turkey)                                                 7,065,000       907      .62

TRADING COMPANIES & DISTRIBUTORS  -  0.61%
Marubeni Corp. (Japan) /1/                                                 382,000       899      .61

TOBACCO  -  0.44%
Philip Morris Companies Inc. (USA)                                          14,700       647      .44

CONSTRUCTION MATERIALS  -  0.40%
Cheung Kong Infrastructure Holdings Ltd.                                   360,000       593      .40
 (Hong Kong)

ENERGY EQUIPMENT & SERVICES  -  0.39%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                 40,000       572      .39

AIRLINES  -  0.32%
AMR Corp. (USA) /1/                                                         12,200       478      .32

MULTILINE RETAIL  -  0.29%
Wal-Mart de Mexico, SA de CV, Class V (ADR)                                 22,000       435      .29
 (Mexico) /1/

SPECIALTY RETAIL  -  0.28%
Giordano International Ltd. (Hong Kong)                                    900,000       415      .28

TEXTILES & APPAREL  -  0.25%
Li & Fung Ltd. (Hong Kong)                                                 200,000       364      .25

SOFTWARE  -  0.24%
TTI Team Telecom International, Ltd. (Israel)/1/                            23,600       354      .24

CONTAINERS & PACKAGING  -  0.16%
Industriforvaltnings AB Kinnevik, Class B (Sweden)                          12,100       232      .16

INDUSTRIAL CONGLOMERATES  -  0.11%
China Merchants Holdings (International) Co.,                              229,000       166      .11
 Ltd. (Honk Kong)

COMPUTERS & PERIPHERALS  -  0.09%
Trigem Computer Inc. (South Korea)                                          40,710       133      .09

CHEMICALS  -  0.03%
Syngenta AG (Switzerland) /1/                                                  782        42      .03

MISCELLANEOUS  -  0.54%
Other stocks in initial period of acquisition                                            791      .54

TOTAL STOCKS   (cost: $117,789,000)                                                  104,449    71.02




                                                                        Principal    Market  Percent
                                                                           Amount     Value   of Net
CONVERTIBLE DEBENTURES                                                       (000)     (000)  Assets

ELECTRICAL EQUIPMENT  -  0.14%
Elektrim SA 3.75% 2004 (Poland)                                          EURO 250     $ 202     .14%

COMPUTERS & PERIPHERALS  -  0.05%
Natsteel Electronics Ltd. 1.50% 2004 (Singapore)                              $80         84      .05

TOTAL CONVERTIBLE DEBENTURES   (cost: $349,000)                                          286      .19

TOTAL EQUITY SECURITIES  (cost: $118,138,000)                                        104,735    71.21




                                                                        Principal    Market  Percent
                                                                           Amount     Value   of Net
BONDS & NOTES                                                                (000)     (000)  Assets

WIRELESS TELECOMMUNICATION SERVICES  -  0.45%
GLOBE TELECOM, Inc. 13.00% 2009 /3/                                          $247     $ 251     .17%
Cellco Finance NV 12.75% 2005                                                  250       236      .16
PTC International Finance BV 0%/10.75% 2007/4/                                 250       183      .12

CHEMICIALS  -  0.14%
Reliance Industries Ltd. 10.25% 2097 /3/                                       250       208      .14

NON-U.S. GOVERNMENT OBLIGATIONS -  7.86%
Brazil (Federal Republic of):
 Bearer 8.00% 2014 /5/                                                       1,231       955
 10.125% 2027                                                                1,175       941
 14.50% 2009                                                                   450       498
 7.688% 2009 /6/                                                               495       433
 Eligible Interest Bond 7.625% 2006 /6/                                        462       431
 6.00% 2024 /6/                                                                250       177
 7.625% 2024 /6/                                                                45        35     2.36
United Mexican States Government Eurobonds, Global:
 9.875% 2007                                                                   750       799
 11.375% 2016                                                                  587       685
 11.50% 2026                                                                   300       365
 10.375% 2009                                                                  250       274     1.44
Russian Federation:
 2.50% 2030 /6/                                                              2,906     1,093
 8.25% 2010                                                                    366       229
 2.50% 2030 /6/                                                                250        94      .96
Argentina (Republic of):
 11.75% 2009                                                                   900       839
 12.00% 2020                                                                   250       231      .73
Panama (Republic of) Past Due Interest Eurobond                              1,293       983      .67
 7.75% 2016 /5//6/
Turkey (Republic of) 11.875% 2030                                              850       752      .51
Poland (Republic of), Past Due Interest Bond,                                  725       698      .48
 Bearer 6.00% 2014 /6/
Croatian Government:
 Series A, 7.75% 2010 /6/                                                      605       564
 Series B, 7.75% 2006 /6/                                                       71        67      .43
Philippines (Republic of) 9.875% 2019                                          500       403      .28

TOTAL BONDS & NOTES   (cost: $12,535,000)                                             12,424     8.45




                                                                        Principal    Market  Percent
                                                                           Amount     Value   of Net
SHORT-TERM SECURITIES                                                        (000)     (000)  Assets

CORPORATE SHORT-TERM NOTES  -  17.80%
ANZ (Delaware) Inc. 6.60% due 1/8/01                                         3,200     3,195     2.17
Alcatel 6.55% due 1/22/01 /3/                                                3,200     3,187     2.17
Unilever Capital Corp. 6.50% due 1/19/01 /3/                                 3,000     2,990     2.03
ExxonMobil Australia Pty. Ltd. 6.50%                                         2,800     2,794     1.90
 due 1/12/01 /3/
Sony Europe Finance PLC  6.50% due 1/31/01 /3/                               2,600     2,586     1.76
BMW US Capital Corp. 6.50% due 1/2/01                                        2,100     2,099     1.43
Motiva Enterprises LLC 6.54% due 1/4/01                                      2,000     1,999     1.36
Abbey National North America 6.60% due 1/24/01                               2,000     1,991     1.35
Monte Rosa Capital Corp. 6.60% due 1/26/01 /3/                               1,700     1,692     1.15
AB Spintab  6.60% due 1/18/01                                                1,400     1,395      .95
UBS Finance (Delaware) LLC 6.60% due 1/16/01                                 1,250     1,246      .85
Den Danske Corp. Inc. 6.55% due 1/18/01                                      1,000       997      .68

FEDERAL AGENCY DISCOUNT NOTES  -  2.16%
Federal Home Loan Banks 6.39% due 2/2/01                                     3,200     3,181     2.16

NON-U.S. CURRENCY -  0.01%
New Taiwanese Dollar                                                       NT$475         14      .01

TOTAL SHORT-TERM SECURITIES  (cost: $29,366,000)                                      29,366    19.97

TOTAL INVESTMENT SECURITIES  (cost: $160,039,000)                                    146,525    99.63
Excess of cash and receivables over payables                                             549      .37

NET ASSETS                                                                          $147,074 100.00%

/1/ Non-income-producing security.
/2/ Valued under procedures established by the
    Board of Trustees.
/3/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/4/ Step bond; coupon rate will increase at
    a later date.
/5/ Payment in kind; the issuer has the option of
    paying additional securities in lieu of cash.
/6/ Coupon rate may change periodically.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts
WIDGIT = W.I. Carr Developing Markets Growth
         Index Tracker

See Notes to Financial Statements
[end chart]

Equity securities appearing in the portfolio since June 30, 2000

ABS-CBN Holdings
Bank of the Philippine Islands
China Petroleum & Chemical
EMBRAER-Empresa Brasileria de Aeronautica
GLOBE TELECOM
Grupo Aeroportuario del Sureste
Grupo Financiero Banamex - Accival
Hankuk Electric Glass
Hellenic Bottling
Hindustan Lever
HSBC Holdings
ICICI Bank
ICICI
LUKOIL
Orascom Telecom Holdings
Petroleo Brasilerio - Petrobras
Sandvik
Sappi
"Shell" Transport and Trading
Syngenta
Turkcell Iletisim Hizmetleri
Wal-Mart de Mexico


Equity securities eliminated from the portfolio since June 30, 2000

Coca-Cola Beverages
Great Wall Technology
IRSA Inversiones y Representaciones
Lucent Technologies
Matav-Cable Systems Media
Nortel Inversora
Santa Isabel
Seminis
Societe Europeenne de Communication
South African Breweries
Standard Chartered Bank
Tele Sudeste Celular Participacoes
Telecom Agentina STET-France Telecom
Telefonica de Argentina



American Variable Insurance Series Growth-Income Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks

[begin pie chart]
Equity Securities                                                           85.04%
Cash & Equivalents                                                          14.96%
[end pie chart]

[begin table]
LARGEST INDIVIDUAL EQUITY SECURITIES
Allied Waste Industries                                                      1.72%
Bank of America                                                               1.68
Wells Fargo                                                                   1.67
Household International                                                       1.56
Bristol-Myers Squibb                                                          1.43
Pitney Bowes                                                                  1.43
AT&T                                                                          1.32
Avon Products                                                                 1.29
Albertson's                                                                   1.28
NIKE                                                                          1.27
[end tablel]

[begin chart]
                                                                        Number of       Market  Percent
                                                                           Shares        Value   of Net
STOCKS (common and preferred)                                                             (000)  Assets
OIL & GAS  -  6.30%
Petro-Canada (Canada)                                                    3,800,000      $96,724   1.21%
Texaco Inc.                                                              1,300,000       80,762     1.01
Devon Energy Corp.                                                         968,000       59,019      .74
Pennzoil-Quaker State Co.                                                3,830,900       49,323      .62
Conoco Inc., Class A                                                       793,000       22,700
Conoco Inc., Class B                                                       491,369       14,219      .46
"Shell" Transport and Trading Co., PLC                                     568,900       28,089
 (United  Kingdom)
"Shell" Transport and Trading Co., PLC                                     486,600        3,990      .40
 (New York registered)
Ultramar Diamond Shamrock Corp.                                            826,400       25,515      .32
Sunoco, Inc.                                                               750,000       25,266      .32
Phillips Petroleum Co.                                                     400,000       22,750      .28
USX-Marathon Group                                                         750,000       20,813      .26
Chevron Corp.                                                              185,000       15,621      .19
Kerr-McGee Corp.                                                           225,000       15,061      .19
Valero Energy Corp.                                                        400,000       14,875      .19
Ashland Inc.                                                               250,000        8,972      .11

BANKS  -  6.00%
Bank of America Corp.                                                    2,925,000      134,184     1.68
Wells Fargo & Co.                                                        2,397,000      133,483     1.67
BANK ONE CORP.                                                           1,528,712       55,989      .70
First Union Corp.                                                        1,772,800       49,306      .62
Bank of New York Co., Inc.                                                 800,000       44,150      .55
Chase Manhattan Corp.                                                      600,000       27,263      .34
SunTrust Banks, Inc.                                                       280,000       17,640      .22
Sakura Bank, Ltd. (ADR) (Japan)                                            200,000       11,963      .15
Bank of Tokyo-Mitsubishi, Ltd. (ADR) (Japan)                               600,000        5,812      .07

COMMERCIAL SERVICES & SUPPLIES  -  5.90%
Allied Waste Industries, Inc. /1/                                        9,425,000      137,251     1.72
Pitney Bowes Inc.                                                        3,450,600      114,301     1.43
Waste Management, Inc.                                                   2,400,000       66,600      .83
IMS Health Inc.                                                          1,400,000       37,800      .47
Sabre Holdings Corp., Class A  /1/                                         659,600       28,445      .36
Galileo International, Inc.                                              1,100,000       22,000      .28
ServiceMaster Co.                                                        1,600,000       18,400      .23
Equifax Inc.                                                               500,000       14,344      .18
First Data Corp.                                                           250,000       13,172      .16
Cendant Corp. /1/                                                        1,150,000       11,069      .14
Concord EFS, Inc. /1/                                                      150,000        6,591      .08
Lanier Worldwide, Inc. /1/                                                 500,000        1,500      .02

MEDIA  -  5.20%
Viacom Inc., Class B, nonvoting /1/                                      2,075,000       97,006     1.21
Interpublic Group of Companies, Inc.                                     2,050,000       87,253     1.09
News Corp. Ltd. (ADR) (Australia)                                        1,100,000       35,475
News Corp. Ltd., preferred (ADR)                                           900,000       26,156      .77
Harte-Hanks, Inc.                                                        2,131,000       50,478      .63
Walt Disney Co.                                                          1,425,000       41,236      .52
Gannett Co., Inc.                                                          450,000       28,378      .35
Time Warner Inc.                                                           500,000       26,120      .33
Fox Entertainment Group, Inc., Class A  /1/                                700,000       12,513      .16
Media General, Inc., Class A                                               207,700        7,561      .09
Sinclair Broadcast Group, Inc., Class A  /1/                               360,000        3,611      .05

PHARMACEUTICALS  -  4.36%
Bristol-Myers Squibb Co.                                                 1,550,000      114,603     1.43
Pfizer Inc                                                               1,787,500       82,225     1.03
Merck & Co., Inc.                                                          500,000       46,812      .59
AstraZeneca PLC (ADR) (United Kingdom)                                     756,750       38,973      .49
Forest Laboratories, Inc. /1/                                              191,200       25,406      .32
Pharmacia Corp.                                                            360,000       21,960      .27
Schering-Plough Corp.                                                      330,000       18,727      .23

DIVERSIFIED FINANCIALS  -  3.83%
Household International, Inc.                                            2,263,320      124,483     1.56
Citigroup Inc. (merged with Associates First                             1,059,249       54,088      .68
 Capital Corp.)
Freddie Mac                                                                745,000       51,312      .64
Providian Financial Corp.                                                  600,000       34,500      .43
J.P. Morgan & Co. Inc.                                                     150,000       24,825      .31
Capital One Financial Corp.                                                200,000       13,162      .16
MBNA Corp.                                                                 100,000        3,694      .05

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.66%
AT&T Corp.                                                               6,100,000      105,606     1.32
Verizon Communications (formerly GTE Corp.)                              1,750,000       87,719     1.10
Qwest Communications International Inc.                                  1,250,000       51,250      .64
 (merged with US WEST Communications, Inc.)/1/
SBC Communications Inc.                                                    500,000       23,875      .30
Sprint FON Group                                                           750,000       15,234      .19
WorldCom, Inc. /1/                                                         643,100        9,044      .11

INSURANCE  -  3.08%
Allstate Corp.                                                           1,600,000       69,700      .87
American General Corp.                                                     600,000       48,900      .61
Allmerica Financial Corp.                                                  454,600       32,958      .41
MGIC Investment Corp.                                                      400,000       26,975      .34
Royal & Sun Alliance Insurance Group PLC                                 2,500,000       21,397      .27
 (United Kingdom)
Loews Corp.                                                                200,000       20,713      .26
St. Paul Companies, Inc.                                                   280,200       15,218      .19
Progressive Corp.                                                          100,000       10,363      .13

SPECIALTY RETAIL  -  3.04%
Lowe's Companies, Inc.                                                   1,800,000       80,100     1.00
Circuit City Stores, Inc. - Circuit City Group                           3,900,000       44,850      .56
AutoZone, Inc. /1/                                                       1,500,000       42,750      .53
Gap, Inc.                                                                1,150,000       29,325      .37
Limited Inc.                                                             1,300,000       22,181      .28
Staples, Inc. /1/                                                        1,300,000       15,356      .19
Too, Inc.  /1/                                                             700,000        8,750      .11

MULTILINE RETAIL  -  2.68%
May Department Stores Co.                                                1,960,500       64,206      .80
Dollar General Corp.                                                     3,250,000       61,344      .77
Dillard's Inc., Class A                                                  2,950,000       34,847      .44
J.C. Penney Co., Inc.                                                    2,525,000       27,459      .34
Federated Department Stores, Inc.  /1/                                     750,000       26,250      .33

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.34%
Texas Instruments Inc.                                                   2,100,000       99,487     1.24
Applied Materials, Inc.  /1/                                               950,000       36,278      .45
LSI Logic Corp.  /1/                                                     1,600,000       27,344      .34
Altera Corp.  /1/                                                          486,200       12,793      .16
MIPS Technologies, Inc., Class B  /1/                                      238,953        6,090      .08
Micron Technology, Inc.  /1/                                               150,000        5,325      .07

FOOD PRODUCTS  -  2.25%
Sara Lee Corp.                                                           2,200,000       54,037      .68
H.J. Heinz Co.                                                             720,000       34,155      .43
Campbell Soup Co.                                                          800,000       27,700      .35
General Mills, Inc.                                                        620,000       27,629      .34
Wm. Wrigley Jr. Co.                                                        200,000       19,163      .24
Ralston Purina Co.                                                         650,000       16,981      .21

AEROSPACE & DEFENSE  -  2.22%
Lockheed Martin Corp.                                                    1,716,600       58,279      .73
United Technologies Corp.                                                  623,200       48,999      .61
Raytheon Co., Class B                                                    1,000,000       31,063
Raytheon Co., Class A                                                      546,700       15,854      .59
Honeywell International Inc.                                               500,000       23,656      .29

PAPER & FOREST PRODUCTS  -  2.12%
Bowater Inc.                                                             1,245,000       70,187      .88
Weyerhaeuser Co.                                                           750,000       38,062      .48
International Paper Co.                                                    750,000       30,609      .38
Georgia-Pacific Corp., Georgia-Pacific Group                               656,335       20,428
 (merged with Fort James Corp.)
Georgia-Pacific Corp., Timber Group                                        150,000        4,491      .31
Westvaco Corp.                                                             187,500        5,473      .07

MACHINERY  -  1.98%
Ingersoll-Rand Co.                                                       1,025,000       42,922      .54
Eaton Corp.                                                                440,000       33,083      .41
Deere & Co.                                                                597,700       27,382      .34
Caterpillar Inc.                                                           350,000       16,559      .21
Pall Corp.                                                                 700,000       14,919      .19
CNH Global NV (Netherlands)                                              1,700,000       14,662      .18
Illinois Tool Works, Inc.                                                  150,000        8,934      .11

ELECTRIC UTILITIES  -  1.92%
Ameren Corp.                                                             1,145,400       53,046      .66
GPU, Inc.                                                                  850,000       31,291      .39
TECO Energy, Inc.                                                          750,000       24,281      .31
Dominion Resources, Inc.                                                   350,000       23,450      .29
American Electric Power Co., Inc.                                          275,000       12,788      .16
Duke Energy Corp.                                                          100,000        8,525      .11

FOOD & DRUG RETAILING  -  1.91%
Albertson's, Inc.                                                        3,858,700      102,256     1.28
Walgreen Co.                                                             1,200,000       50,175      .63

COMPUTERS & PERIPHERALS  -  1.85%
Storage Technology Corp.  /1/                                            3,050,000       27,450      .34
Lexmark International Group, Inc., Class A /1/                             600,000       26,587      .33
International Business Machines Corp.                                      310,000       26,350      .33
Hewlett-Packard Co.                                                        700,000       22,094      .28
Palm, Inc. /1/                                                             600,000       16,988      .21
Compaq Computer Corp.                                                    1,000,000       15,050      .19
Dell Computer Corp. /1/                                                    750,000       13,078      .17

CHEMICALS  -  1.80%
Millennium Chemicals Inc.                                                3,091,600       56,035      .70
FMC Corp. /1/                                                              550,000       39,428      .50
PPG Industries, Inc.                                                       450,000       20,841      .26
International Flavors & Fragrances Inc.                                    700,000       14,219      .18
Air Products and Chemicals, Inc.                                           200,000        8,200      .10
Crompton Corp.                                                             462,100        4,852      .06

SOFTWARE  -  1.61%
Microsoft Corp.  /1/                                                     1,370,000       59,424      .74
Cadence Design Systems, Inc. /1/                                         1,225,000       33,688      .42
Autodesk, Inc.                                                             700,000       18,856      .24
Computer Associates International, Inc.                                    850,000       16,575      .21
SYNAVANT Inc. /1/                                                           32,500          152      .00

TEXTILES & APPAREL  -  1.56%
NIKE, Inc., Class B                                                      1,811,900      101,127     1.27
VF Corp.                                                                   650,000       23,556      .29

TOBACCO  -  1.49%
Philip Morris Companies Inc.                                             1,590,000       69,960      .87
R.J. Reynolds Tobacco Holdings, Inc.                                       600,000       29,250      .37
 (merged with Nabisco Group Holdings Corp.)
UST Inc.                                                                   700,000       19,644      .25

PERSONAL PRODUCTS  -  1.38%
Avon Products, Inc.                                                      2,150,000      102,931     1.29
Gillette Co.                                                               200,000        7,225      .09

ROAD & RAIL  -  1.36%
Burlington Northern Santa Fe Corp.                                       1,409,500       39,906      .50
CSX Corp.                                                                  975,000       25,289      .32
Norfolk Southern Corp.                                                   1,359,400       18,097      .23
Canadia National Railway Co. (Canada)                                      600,000       17,813      .22
Union Pacific Corp.                                                        150,000        7,613      .09

HEALTH CARE PROVIDERS & SERVICES  -  1.34%
Cardinal Health, Inc.                                                      450,000       44,831      .56
UnitedHealth Group Inc.                                                    370,000       22,709      .28
WellPoint Health Networks Inc.  /1/                                        150,000       17,288      .22
Aetna Inc. /1/                                                             375,000       15,398      .19
Service Corp. International  /1/                                         4,000,000        7,000      .09

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.98%
Guidant Corp. /1/                                                          928,600       50,086      .63
                                                                           300,000       28,219      .35


HOUSEHOLD PRODUCTS  -  0.86%
Kimberly-Clark Corp.                                                       840,000       59,380      .74
Colgate-Palmolive Co.                                                      150,000        9,682      .12

AIR FREIGHT & COURIERS  -  0.83%
FedEx Corp. /1/                                                            900,000       35,964      .45
United Parcel Service, Inc., Class B                                       511,400       30,077      .38

CONTAINERS & PACKAGING  -  0.82%
Owens-Illinois, Inc. /1/                                                 7,000,000       39,813      .50
Sonoco Products Co.                                                        800,000       17,300      .21
Crown Cork & Seal Co., Inc.                                              1,150,000        8,553      .11

REAL ESTATE  -  0.77%
Equity Residential Properties Trust                                        600,000       33,188      .42
Boston Properties, Inc.                                                    650,000       28,275      .35

AUTO COMPONENTS  -  0.76%
TRW Inc.                                                                   905,900       35,104      .44
Johnson Controls, Inc.                                                     350,000       18,200      .23
Tower Automotive, Inc. /1/                                                 400,000        3,600      .05
Dana Corp.                                                                 231,800        3,549      .04

BUILDING PRODUCTS  -  0.73%
York International Corp. /2/                                             1,902,900       58,395      .73

ENERGY EQUIPMENT & SERVICES  -  0.70%
Schlumberger Ltd. (Netherlands Antilles)                                   700,000       55,956      .70

COMMUNICATIONS EQUIPMENT  -  0.63%
Nokia Corp., Class A (ADR) (Finland)                                       360,000       15,660      .20
Harris Corp.                                                               500,000       15,313      .19
Motorola, Inc.                                                             400,000        8,100      .10
3Com Corp.  /1/                                                            700,000        5,950      .07
Lucent Technologies Inc.                                                   400,000        5,400      .07

METALS & MINING  -  0.57%
Alcoa Inc.                                                               1,350,000       45,225      .57

WIRELESS TELECOMMUNICATION SERVICES - 0.51%
Western Wireless Corp., Class A  /1/                                       528,600       20,714      .26
Dobson Communications Corp., Class A  /1/                                1,088,700       15,922      .20
Triton PCS Holdings, Inc., Class A  /1/                                    117,000        3,971      .05

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.46%
SCI Systems, Inc. /1/                                                    1,100,000       29,013      .36
Millipore Corp.                                                            128,600        8,102      .10

AIRLINES  -  0.42%
Southwest Airlines Co.                                                   1,000,000       33,530      .42

ELECTRICAL EQUIPMENT  -  0.39%
Rockwell International Corp.                                               414,700       19,750      .25
Thomas & Betts Corp.                                                       700,000       11,331      .14

OFFICE ELECTRONICS  -  0.35%
Xerox Corp.                                                              3,900,000       18,038      .22
IKON Office Solutions, Inc.                                              4,050,000       10,125      .13

MARINE  -  0.33%
Alexander & Baldwin, Inc.                                                1,020,000       26,775      .33

IT CONSULTING & SERVICES   -  0.26%
Ceridian Corp. /1/                                                       1,000,000       19,937      .25
SAVVIS Communications Corp. /1/                                            612,000          536      .01

LEISURE EQUIPMENT & PRODUCTS  -  0.13%
Mattel, Inc.                                                               700,000       10,108      .13

INTERNET SOFTWARE & SERVICES  -  0.06%
Digex, Inc., Class A  /1/                                                  150,000        3,375      .04
Rhythms NetConnections Inc. 6.75%                                              188        1,368      .02
 convertible preferred /3/
TOTAL STOCKS  (cost: $6,084,142,000)                                                  6,533,333    81.74

                                                                        Principal
                                                                           Amount
CONVERTIBLE DEBENTURES                                                       (000)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.15%
Telefonos de Mexico, SA de CV 4.25% 2004 (Mexico)                           11,060       12,051      .15
TOTAL CONVERTIBLE DEBENTURES  (cost: $23,509,000)                                        12,051      .15

MISCELLANEOUS - 3.15%
Other equity securities in initial period                                               252,465     3.15
 of acquisition
TOTAL EQUITY SECURITIES (cost: $ 6,107,651,000)                                       6,797,849    85.04



SHORT-TERM SECURITIES
CORPORATE SHORT-TERM NOTES  -  11.68%
Corporate Asset Funding Co. Inc. 6.53%-6.57%                                84,500       84,206     1.05
 due 1/10-2/9/01 /3/
Park Avenue Receivables Corp. 6.52%-6.60%                                   79,300       79,056      .99
 due 1/10-1/23/01 /3/
Preferred Receivables Funding Corp. 6.57%-6.66%                             74,220       73,812      .92
 due 1/8-2/2/01 /3/
Alcoa Inc. 6.50%-6.57% due 1/19-1/25/01                                     67,400       67,114      .84
Ford Motor Credit Co. 6.47%-6.51% due 1/24-2/8/01                           65,700       65,372      .82
General Electric Capital Services, Inc.                                     54,400       54,222      .68
 6.52%-6.57% due 1/16-1/23/01
USAA Capital Corp. 6.48%-6.50% due 1/19-2/15/01                             53,000       52,689      .66
CIT Group, Inc. 6.35%-6.53% due 1/9-2/22/01                                 49,040       48,795      .61
Verizon Network Funding Co. 6.43%-6.60%                                     48,400       48,070      .60
 due 1/17-2/22/01
Household Finance Corp. 6.51% due 1/17/01                                   40,000       39,877      .50
Halliburton Co. 6.30%-6.49% due 1/24-3/12/01                                39,300       38,916      .49
General Motors Acceptance Corp. 6.53%-6.56%                                 37,300       37,184      .47
 due 1/5-1/25/01
E.I. du Pont de Nemours and Co. 6.48%-6.51%                                 36,200       36,100      .45
 due 1/9-1/29/01
BellSouth Capital Funding Corp. 6.42%-6.51%                                 34,000       33,893      .42
 due 1/4-2/8/01 /3/
Gannett Co., Inc. 6.51%-6.52% due 1/26-1/29/01 /3/                          28,960       28,809      .36
Equilon Enterprises, LLC 6.53% due 1/8/01                                   25,000       24,964      .31
Gillette Co. 6.50% due 1/11-1/12/01 /3/                                     24,100       24,049      .30
Verizon Global Funding Corp. 6.50%-6.54%                                    22,046       21,958      .28
 due 1/18-1/26/01
Golden Peanut Co., LLC 6.48% due 3/2/01                                     15,400       15,228      .19
Bank Of America Corp. 6.52% due 1/16/01                                     15,000       14,956      .19
Kimberly-Clark Corp. due 6.50% 1/26/01 /3/                                  15,000       14,929      .19
Halliburton Co. 6.45% due 2/28/01 /3/                                       11,600       11,474      .14
American Express Credit Corp. 6.50% due 1/2/01                              11,140       11,132      .14
Coca-Cola Co. 6.48%-6.51% due 1/22-1/30/01                                   6,700        6,668      .08

FEDEREL AGENCY DISCOUNT NOTES -  3.29%
Freddie Mac 6.42%-6.445% due 1/2-1/23/01                                   102,397      102,112     1.28
Fannie Mae 6.19%-6.45% due 1/4-3/8/01                                       91,403       91,133     1.14
Federal Home Loan Banks 6.38%-6.45% due 1/5-2/28/01                         69,991       69,618      .87
TOTAL SHORT-TERM SECURITIES  (cost: $1,196,337,000)                                   1,196,336    14.97
TOTAL INVESTMENT SECURITIES  (cost: $7,303,988,000)                                   7,994,185   100.01
Excess of payables over cash and receivables                                                494      .01
NET ASSETS                                                                           $7,993,691  100.00%


/1/ Non-income-producing security.
/2/ The fund owns 5.00% of the outstanding voting securities of York International and thus is considered an affiliate as defined in the Investment Company Act of 1940.
/3/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.


ADR = American Depositary Receipts

See Notes to Financial Statements
[end chart]



Equity securities appearing in the
portfolio since June 30, 2000

Altera
Ceridian
Dominion Resources
First Data
Forest Laboratories
Freddie Mac
Gillette
IMS Health
Johnson Controls
Lockheed Martin
LSI Logic
Motorola
Palm
Progressive
Rockwell International
Sabre Holdings
Sprint FON Group
Staples
SYNAVANT
WellPoint Health Networks
Wm. Wrigley Jr.
Worldcom


Equity securities eliminated from
the portfolio since June 30, 2000

Bergen Brunswig
BFGoodrich
Cisco Systems
Coca-Cola
E.W. Scripps
Federal-Mogul
FINOVA Group
FleetBoston Financial
Flowers Industries
FPL Group
Gateway
Intermedia Communications
KeyCorp
McKesson HBOC
Noble Affiliates
PepsiCo
PSINet
Quantum - DLT & Storage Systems
Seagram
Silicon Graphics





American Variable Insurance Series Asset Allocation
Fund Investment Portfolio, December 31, 2000
Investments in both stocks and bonds

[begin pie chart]
Equity Securities                                                               61.41%
Corporate Bonds & Notes                                                          14.97
U.S. Treasuries                                                                  11.29
Federal Agency Mortgage-Related Securities                                        4.16
Asset-Backed Securities                                                           1.66
Other Mortgage Pass-Throughs                                                      1.16
Cash & Equivalents                                                                5.35
[end pie chart]

[begin table]
                                                                              Percent
                                                                               of Net
Largest Individual Equity Securities                                           Assets

Household International                                                          2.60%
United Technologies                                                               2.47
CenturyTel                                                                        2.25
Nokia                                                                             2.19
AstraZeneca                                                                       2.14
Pitney Bowes                                                                      2.08
Carnival                                                                          1.94
Pfizer                                                                            1.88
BANK ONE                                                                          1.84
Birstol-Myers Squibb                                                              1.84
[end table]



[begin chart]
                                                                                            Market  Percent
                                                                            Number of        Value   of Net
STOCKS (common and preferred)                                                  Shares         (000)  Assets

PHARMACEUTICALS  -  7.01%
AstraZeneca PLC (ADR) (United Kingdom)                                         660,000     $33,990    2.14%
Pfizer Inc                                                                     650,000       29,900     1.88
Bristol-Myers Squibb Co.                                                       395,700       29,257     1.84
Pharmacia Corp.                                                                300,000       18,300     1.15



DIVERSIFIED FINANCIALS  -  5.14%
Household International, Inc.                                                  750,000       41,250     2.60
Citigroup Inc.                                                                 450,000       22,978     1.45
Fannie Mae                                                                     200,000       17,350     1.09



DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.64%
CenturyTel, Inc.                                                               998,350       35,691     2.25
AT&T Corp.                                                                   1,150,000       19,909     1.25
Qwest Communications International Inc. (formerly                              275,000       11,275      .71
 U S WEST, Inc.) /1/
Sprint FON Group                                                               250,000        5,078      .32
COLT Telecom Group PLC (ADR) (United Kingdom) /1/                               20,000        1,755      .11



BANKS  -  4.52%
BANK ONE CORP.                                                                 800,000       29,300     1.84
Bank of America Corp.                                                          600,000       27,525     1.73
HSBC Capital Funding LP, 9.547% noncumulative preferred                          5,000        5,507      .35
 (United Kingdom) /2//3//4/
BNP U.S. Funding LLC, Series A, 7.738% noncumulative                             2,500        2,417      .15
 preferred /2//3/
Fuji JGB Investment LLC, Series A, 9.87% noncumulative                           2,500        2,398      .15
 preferred (Japan) /2//3/
First Republic Capital Corp., Series A, 10.50%                                   2,250        1,912      .12
 preferred /2/
Tokai Preferred Capital Co. LLC, Series A, 9.98%                                 1,500        1,439      .09
 noncumulative preferred (Japan) /2//3//4/
NB Capital Corp. 8.35% exchangeable depositary                                  60,000        1,422      .09



AEROSPACE & DEFENSE  -  3.52%
United Technologies Corp.                                                      500,000       39,312     2.47
Raytheon Co., Class B                                                          420,000       13,046
Raytheon Co., Class A                                                          100,000        2,900     1.00
EarthWatch Inc., Series B, 7.00% convertible                                   316,511          757      .05
 preferred 2009 /1//2//5//6/



OIL & GAS  -  3.17%
Royal Dutch Petroleum Co., New York registered                                 360,000       21,802     1.37
 (Netherlands)
Texaco Inc.                                                                    250,000       15,531      .98
Chevron Corp.                                                                  150,000       12,666      .80
Premcor USA Inc. (formerly Clark USA, Inc.) 11.50%                               1,692          262      .02
 senior exchangeable preferred 2009 /1//5//6/



COMMERCIAL SERVICES & SUPPLIES  -  3.15%
Pitney Bowes Inc.                                                            1,000,000       33,125     2.08
Rentokil Initial PLC (ADR) (United Kingdom)                                    500,000       17,000     1.07



COMMUNICATIONS EQUIPMENT  -  3.12%
Nokia Corp., Class A (ADR) (Finland)                                           800,000       34,800     2.19
Corning Inc.                                                                   280,000       14,787      .93



INSURANCE  -  2.54%
Allstate Corp.                                                                 400,000       17,425     1.10
American General Corp.                                                         176,700       14,401      .90
Aon Corp.                                                                      250,000        8,563      .54



MEDIA  -  2.36%
Interpublic Group of Companies, Inc.                                           350,000       14,897      .94
New York Times Co., Class A                                                    300,000       12,019      .76
Time Warner Inc.                                                               150,000        7,836      .49
Adelphia Communications Corp., Series B, 13.00%                                 25,000        2,075      .13
 preferred 2009  /1/
Radio One, Inc. 6.50% TIDES convertible preferred                                  750          577      .04
 2005 /2/
V2 Music Holdings PLC, warrants, expire 2008                                     1,250           -        -
 (United Kingdom) /1//2//6/



FOOD & DRUG RETAILING  -  2.29%
Albertson's, Inc.                                                              900,000       23,850     1.50
Walgreen Co.                                                                   300,000       12,544      .79



MULTILINE RETAIL  -  2.13%
May Department Stores Co.                                                      825,000       27,019     1.70
J.C. Penney Co., Inc.                                                          628,000        6,829      .43



HOTELS, RESTAURANTS & LEISURE  -  1.94%
Carnival Corp.                                                               1,000,000       30,813     1.94
Discovery Zone, Inc.  /1//7/                                                     2,940           -        -
Discovery Zone, Inc., warrants, expire 2007  /1//6//7/                             326           -        -



FOOD PRODUCTS  -  1.61%
General Mills, Inc.                                                            300,000       13,369      .84
Sara Lee Corp.                                                                 500,000       12,281      .77



CHEMICALS  -  1.50%
Millennium Chemicals Inc.                                                      800,000       14,500      .91
PPG Industries, Inc.                                                           200,000        9,262      .59



SOFTWARE  -  1.48%
Computer Associates International, Inc.                                        650,000       12,675      .80
Autodesk, Inc.                                                                 400,000       10,775      .68



HEALTH CARE PROVIDERS & SERVICES  -  1.25%
CIGNA Corp.                                                                    150,000       19,845     1.25



COMPUTERS & PERIPHERALS  -  1.14%
Hewlett-Packard Co.                                                            300,000        9,469      .60
International Business Machines Corp.                                          100,000        8,500      .54



ENERGY EQUIPMENT & SERVICES  -  1.01%
Schlumberger Ltd. (Netherlands Antilles)                                       200,000       15,987     1.01



BEVERAGES  -  0.94%
PepsiCo, Inc.                                                                  300,000       14,869      .94



AUTO COMPONENTS  -  0.88%
TRW Inc.                                                                       200,000        7,750      .49
Dana Corp.                                                                     400,000        6,125      .39



BUILDING PRODUCTS  -  0.87%
York International Corp.                                                       450,000       13,809      .87



WIRELESS TELECOMMUNICATION SERVICES  -  0.70%
Omnipoint Corp. 7.00% convertible preferred                                     40,000        6,000      .38
Crown Castle International Corp. 12.75% exchangeable                             3,342        3,342      .21
 preferred 2010 /1//5/
Nextel Communications, Inc., Series D, 13.00%                                    1,891        1,778      .11
 exchangeable preferred, 2009  /1//5/
McCaw International, Ltd., warrants,                                             2,000            5      .00
 expire 2007 /1/ /2/ /6/
Leap Wireless International, Inc., warrants,                                     1,800            4      .00
 expire 2010  /1//2//6/



SPECIALTY RETAIL  -  0.68%
Limited Inc.                                                                   636,546       10,861      .68



METALS & MINING  -  0.53%
Alcoa Inc.                                                                     250,000        8,375      .53



ELECTRIC UTILITIES  -  0.53%
American Electric Power Co., Inc.                                              180,000        8,370      .53



SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.52%
Texas Instruments Inc.                                                         173,700        8,229      .52



TRADING COMPANIES & DISTRIBUTORS  -  0.49%
Genuine Parts Co.                                                              300,000        7,856      .49



PERSONAL PRODUCTS  -  0.49%
Gillette Co.                                                                   216,960        7,838      .49



PAPER & FOREST PRODUCTS  -  0.48%
Weyerhaeuser Co.                                                               150,000        7,612      .48



ROAD & RAIL  -  0.31%
Burlington Northern Santa Fe Corp.                                             175,700        4,975      .31



ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.20%
Agilent Technologies, Inc.  /1/                                                 57,210        3,132      .20



OFFICE ELECTRONICS  -  0.09%
Xerox Corp.                                                                    300,000        1,388      .09



INTERNET SOFTWARE & SERVICES  -  0.01%
GT Group Telecom Inc., warrants, expire 2010                                     2,250           81      .01
 (Canada) /1/ /2/



MISCELLANEOUS  -  0.01%
Other stocks in initial period of acquisition                                                   220      .01

TOTAL STOCKS   (cost: $791,990,000)                                                         972,771    61.25




                                                                            Principal       Market  Percent
                                                                               Amount        Value   of Net
CONVERTIBLE DEBENTURES                                                           (000)        (000)  Assets

COMMERCIAL SERVICES & SUPPLIES  -  0.12%
USA Waste Services, Inc. 4.00% 2002                                          $   2,000      $1,915     .12%



DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.03%
VersaTel Telecom International NV 4.00% 2005                                     1,000          521      .03
 (Netherlands)


MEDIA  -  0.01%
V2 Music Holdings PLC, exchange notes 6.50% 2012 /2//6/                            688          186      .01

TOTAL CONVERTIBLE DEBENTURES   (cost: $3,082,000)                                             2,622      .16

TOTAL EQUITY SECURITIES (cost: $795,072,000)                                                975,393    61.41




                                                                            Principal       Market  Percent
                                                                               Amount        Value   of Net
BONDS & NOTES                                                                    (000)        (000)  Assets

MEDIA  -  2.54%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 /4/                                                            $ 5,000       $4,388
 8.875% 2007                                                                     3,000        3,053   0.47%
Clear Channel Communications, Inc. 6.625% 2008                                   5,000        4,852
Chancellor Media Corp. of Los Angeles 8.00% 2008                                 2,000        2,000      .43
Cox Communications, Inc. 7.875% 2009                                             5,000        5,200      .33
Liberty Media Corp. 7.875% 2009                                                  3,500        3,449      .22
Telemundo Holdings, Inc. 0%/11.50% 2008 /4/                                      4,000        2,700      .17
Charter Communications Holdings, LLC 0%/9.92% 2011 /4/                           4,000        2,320      .15
British Sky Broadcasting Group PLC 8.20% 2009                                    2,250        2,132      .13
Viacom Inc. 7.70% 2010                                                           2,000        2,095      .13
Gray Communications Systems, Inc. 10.625% 2006                                   1,600        1,584      .10
Young Broadcasting Inc. 10.125% 2005                                             1,250        1,228      .08
Fox Family Worldwide, Inc.:
 9.25% 2007                                                                        700          707
 0%/10.25% 2007 /4/                                                                550          443      .07
Citadel Broadcasting Co. 10.25% 2007                                             1,000        1,015      .06
Cumulus Media Inc. 10.375% 2008                                                  1,250        1,006      .06
American Media Operations, Inc. 10.25% 2009                                      1,000          975      .06
ACME Television, LLC 0%/10.875% 2004 /4/                                         1,000          865      .05
Sun Media Corp. 9.50% 2007                                                         500          483      .03



BANKS  -  1.63%
SocGen Real Estate Co. LLC, Series A, 7.64%                                      5,700        5,532      .35
 (undated) /2//3/
BANK ONE CORP. 7.875% 2010                                                       2,000        2,083
BANK ONE, Texas, NA 6.25% 2008                                                   2,000        1,905      .25
National Westminster Bank PLC 7.75% (undated) /3/                                3,200        3,200      .20
Barclays Bank PLC 8.55% (undated) /2//3/                                         3,000        3,153      .20
Regional Diversified Funding Ltd. 9.25% 2030 /2/                                 3,000        2,980      .19
Bank of America Corp. 7.80% 2010                                                 2,000        2,081      .13
Bankers Trust Corp. 6.70% 2007                                                   2,080        2,051      .13
BNP Paribas 7.161% (undated) /3/                                                 2,000        1,915      .12
Komercni Banka AS 9.00%/10.75% 2008 /2/ /4/                                      1,000          963      .06



DIVERSIFIED FINANCIALS  -  1.41%
ReliaStar Financial Corp.:
 6.50% 2008                                                                      3,500        3,393
 8.00% 2006                                                                      1,500        1,579      .31
MBNA Corp.:
 Capital B, Series B, 7.559% 2027/3/                                             3,000        2,531
 Capital A, Series A, 8.278% 2026                                                2,010        1,541      .26
Household Finance Corp. 7.875% 2007                                              3,000        3,153      .20
Capital One Financial Corp. 7.125% 2008                                          3,200        2,856      .18
CEI Citicorp Holdings SA 11.25% 2007                                             2,500        2,448      .15
Capital One Bank 6.375% 2003                                                     2,500        2,441      .15
Advanta Capital Trust I, Series B, 8.99% 2026                                    3,000        1,530      .10
Capital One Capital I 8.309% 2027 /2//3/                                         1,250          999      .06



WIRELESS TELECOMMUNICATION SERVICES  -  1.40%
Clearnet Communications Inc.: /4/
 0%/11.75% 2007                                                                  5,250        3,135
 0%/10.40% 2008                                                                  4,000        2,242
 0%/10.125% 2009                                                                 1,250        1,000      .40
Vodafone Group PLC 7.75% 2010                                                    3,000        3,127      .20
Nextel Partners, Inc.:
 0%/14.00% 2009 /4/                                                              3,125        2,063
 11.00% 2010                                                                     1,000          960      .19
Nextel Communications, Inc.:
 0%/9.75% 2007 /4/                                                               2,000        1,500
 0%/10.65% 2007 /4/                                                              1,500        1,174      .17
McCaw International, Ltd. 0%/13.00% 2007 /4/                                     3,000        1,860      .12
VoiceStream Wireless Corp. 10.375% 2009                                          1,612        1,737      .11
Dobson/Sygnet Communications Co. 12.25% 2008                                     1,500        1,485      .09
Telesystem International Wireless Inc. 0%/13.25%                                 2,700        1,215      .08
 2007 /4/
Leap Wireless International, Inc.: /6/
 12.50% 2010                                                                       550          323
 0%/14.50% 2010 /4/                                                              1,250          261      .04



DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.01%
COLT Telecom Group PLC 0%/12.00% 2006 /4/                                        3,750        3,375      .21
CenturyTel, Inc., Series H, 8.375% 2010                                          2,500        2,608      .16
NTL Communications Corp.:
 11.50% 2009 /4/                                                                 3,500        1,709
 11.50% 2008                                                                     1,000          880      .16
TCI Communications, Inc. 8.75% 2015                                              2,000        2,140      .13
Deutsche Telecom International Finance BV 8.00% 2010                             2,000        2,040      .13
NTELOS, Inc. 13.00% 2010/6/                                                      2,000        1,457      .09
Allegiance Telecom, Inc. 12.875% 2008                                            1,500        1,440      .09
Hyperion Telecommunications, Inc., Series B,                                     1,000          710      .04
 0%/13.00% 2003 /4/



AIRLINES  -  0.92%
Continental Airlines, Inc., pass-through
 certificates: /8/
 Series 1999-1, 10.22% 2014                                                      2,037        2,244
 Series 1998-3C, 7.25% 2005                                                      1,500        1,499
 Series 1997-4A, 6.90% 2018                                                      1,416        1,411      .32
United Air Lines, Inc.:
 pass-through certificates, Series 1996-A2,                                      2,500        2,174
 7.87% 2019 /8/
 pass-through certificates, Series 1995-A1,                                      1,283        1,305
 9.02% 2012 /8/
 9.00% 2003                                                                        500          504      .25
Delta Air Lines, Inc., pass-through certificates: /8/
 Series 1993-A2, 10.50% 2016                                                     2,000        2,253
 Series 1992-A2, 9.20% 2014                                                      1,000        1,029      .21
Jet Equipment Trust, Series 1995-B, Class B,                                     2,177        2,194      .14
 7.83% 2015 /2/



HOTELS, RESTAURANTS & LEISURE  -  0.88%
MGM Mirage, Inc. 8.50% 2010                                                      5,000        5,134      .32
Six Flags, Inc. (formerly Premier Parks Inc.):
 9.25% 2006                                                                      1,150        1,093
 9.75% 2007                                                                      1,100        1,078
 0%/10.00% 2008 /4/                                                              1,000          690      .18
Royal Caribbean Cruises Ltd. 7.00% 2007                                          3,000        2,755      .17
Eldorado Resorts LLC 10.50% 2006                                                 1,000          990      .06
Horseshoe Gaming Holding Corp. 8.625% 2009                                       1,000          965      .06
Hollywood Casino Corp. 11.25% 2007                                                 750          776      .05
Station Casinos, Inc. 9.875% 2010                                                  500          513      .03
Hard Rock Hotel, Inc., Series B, 9.25% 2005                                        250          224      .01



INSURANCE  -  0.75%
Allstate Corp. 7.20% 2009                                                        5,000        5,161      .32
AFLAC Inc. 6.50% 2009                                                            3,000        2,913      .18
Royal & Sun Alliance Insurance Group PLC 8.95% 2029                              2,500        2,509      .16
Conseco, Inc. 9.00% 2006                                                         2,000        1,410      .09


COMMERCIAL SERVICES & SUPPLIES  -  0.53%
Waste Management, Inc.:
 7.10% 2026                                                                      2,000        1,978
 6.50% 2002                                                                      1,000          981      .18
Cendant Corp. 7.75% 2003                                                         2,750        2,709      .17
Allied Waste North America, Inc. 10.00% 2009                                     1,750        1,636      .10
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                          1,500        1,335      .08



METALS & MINING  -  0.44%
BHP Finance Ltd.:
 6.75% 2013                                                                      2,680        2,566
 6.69% 2006                                                                      2,000        2,004      .29
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                   2,750        1,744      .11
Doe Run Resources Corp., Series B, 13.07% 2003/3/                                1,500          705      .04



MULTILINE RETAIL  -  0.43%
J.C. Penney Co., Inc.:
 8.25% 2022                                                                      3,150        1,418
 7.60% 2007                                                                      2,000        1,200
 7.95% 2017                                                                      2,000        1,030
 7.375% 2004                                                                     1,250          863      .28
Dillard's Inc. 6.43% 2004                                                        3,000        2,339      .15



OIL & GAS  -  0.38%
Premcor Refining Group Inc. (formerly Clark Refining                             1,850        1,540
 & Marketing, Inc.) 9.50% 2004
Premcor USA Inc. 10.875% 2005                                                    1,750          945      .16
OXYMAR 7.50% 2016 /2/                                                            2,500        1,860      .12
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                       1,500        1,564      .10



ELECTRIC UTILITIES  -  0.35%
Israel Electric Corp. Ltd.: /2/
 7.70% 2018                                                                      1,750        1,599
 7.75% 2027                                                                      1,500        1,323      .18
Commonwealth Edison Co., Series 75, 9.875% 2020                                  1,500        1,660      .10
AES Drax Holdings Ltd. 10.41% 2020 /2/                                           1,000        1,071      .07



AUTO COMPONENTS  -  0.31%
TRW Inc. 8.75% 2006                                                              5,000        4,981      .31



TOBACCO  -  0.31%
Nabisco, Inc. 7.05% 2007                                                         4,990        4,908      .31



GAS UTILITIES  -  0.26%
NiSource Finance Corp. 7.625% 2005 /2/                                           4,000        4,123      .26


AUTOMOBILES  -  0.23%
Ford Motor Credit Co. 5.80% 2009                                                 4,000        3,604      .23



PAPER & FOREST PRODUCTS  -  0.20%
Scotia Pacific Co. LLC, Class A-2, 7.11% 2028                                    2,000        1,650      .10
Kappa Beheer BV 10.625% 2009                                                     1,250        1,203      .08
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                                    1,000          380      .02



TEXTILES & APPAREL  -  0.20%
VF Corp. 8.50% 2010 /2/                                                          3,000        3,128      .20


REAL ESTATE  -  0.18%
Chevy Chase Bank, FSB 9.25% 2008                                                 2,000        1,840      .12
EOP Operating LP 7.25% 2018                                                      1,000          908      .06


ELECTRICAL EQUIPMENT  -  0.13%
SpectraSite Holdings, Inc.:
 0%/11.25% 2009 /4/                                                              1,500          821
 12.50% 2010 /2/                                                                   750          748
 10.75% 2010                                                                       500          465      .13



CONTAINERS & PACKAGING  -  0.13%
Container Corp. of America 9.75% 2003                                            2,000        1,998      .13


FOOD PRODUCTS  -  0.09%
Fage Dairy Industry SA 9.00% 2007                                                2,000        1,460      .09



SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.07%
Hyundai Semiconductor America, Inc. 8.625% 2007 /2/                              1,450        1,148      .07



AIR FREIGHT & COURIERS  -  0.05%
Eletson Holdings Inc. 9.25% 2003                                                   875          849      .05



COMMUNICATIONS EQUIPMENT  -  0.05%
SBA Communications Corp. 0%/12.00% 2008 /4/                                      1,000          770      .05



INTERNET SOFTWARE & SERVICES  -  0.05%
GT Group Telecom Inc., units, 0%/13.25% 2010 /4//6/                              2,250          752      .05



SPECIALTY RETAIL  -  0.04%
Venator Group, Inc., Series A, 7.00% 2002                                          750          654      .04



HEALTH CARE PROVIDERS & SERVICES  -  0.00%
Integrated Health Services, Inc., Series A: /6//7/
 9.25% 2008                                                                      1,750           18
 9.50% 2007                                                                      1,250           13      .00

ASSET-BACKED SECURITIES/8/  -  1.66%
Credit Card:
  NextCard, Inc. 7.548% 2006 /2//3/                                               2750         2739     0.17
  First Consumer Master Trust, Series 1999-A,                                     2250         2228     0.14
 Class A, 5.80% 2005 /2/
  H. S. Receivables Corp., Series 1999-1,                                         2031         2052     0.13
 Class A, 8.13% 2006 /2/
  Providian Master Trust:
   Series 1999-2, Class A, 6.60% 2007                                             1750         1771     0.11
   Series 2000-1, Class C, 7.86% 2009 /2//3/                                      1500         1502     0.09
Home Improvement:/8/
  Money Store Residential Trust 1997-1,                                           5000         5019     0.32
 Class M-1, 7.085% 2016
  FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                 1216         1216     0.08
 Class A-6, 6.95% 2015
Auto Loan:/8/
  MMCA Auto Owner Trust, Series 2000-2,                                           2000         2071     0.13
 Class B, 7.42% 2005
  Drive Auto Receivables Trust, Series 2000-1,                                    2000         2003     0.13
 Class A, 6.672% 2006/2/
Home Equity:
  Residential Funding Mortgage Securities I,                                      3000         3011     0.19
 Series 2000-HI5, Class AI4, 6.94% 2014/8/
Airplane & Etc.:
  Airplanes Pass Through Trust, pass-through                                      2799         2740     0.17
 certificates, Class 1-C, 8.15%  2019 /8/


OTHER MORTGAGE PASS-TROUGHS/8/ - 1.16%
Commercial Mortgage-Backed Securities:
  DLJ Commercial Mortgage Corp.:
   Series 1998-CF1, Class A-1B, 6.41% 2008                                        5000         5031
   Series 1996-CF2, Class A1B, 7.29% 2021 /2/                                     3000         3118     0.52
  Starwood Asset Receivables Trust, Series 2000-1,                                5000         5011     0.32
 Class D, 8.07% 2022 /2//3/
  Morgan Stanley Capital I, Inc., Series 1998-HF2,                                3000         3027     0.19
 Class A-2, 6.48% 2030
  L.A. Arena Funding, LLC 7.656% 2026 /2/                                         2000         2021     0.13



AGENCY PASS-TROUGH SECURITIES -  4.16% /8/
Government National Mortgage Assn.:
 7.00% 2022-2029                                                                16,443       16,516
 8.00% 2020-2029                                                                13,831       14,193
 7.50% 2029                                                                     13,580       13,813
 6.50% 2029                                                                      8,669        8,572
 8.50% 2021-2029                                                                 1,899        1,959
 10.00% 2019                                                                       425          463     3.49
Fannie Mae:
 6.00% 2013                                                                      7,390        7,295
 8.50% 2030                                                                      2,431        2,505
 7.00% 2009                                                                        735          745
 9.00% 2019                                                                        105          109      .67



U.S. TREASURIES  -  11.29%
 7.25% 2004-2016                                                                50,000       56,566
 6.50% 2002-2005                                                                50,000       51,550
 7.00% 2006                                                                     25,000       27,211
 10.375% 2012                                                                   14,000       17,999
 3.876% 2002 /3/ /9/                                                            10,000       10,876
 6.625% 2007                                                                     8,000        8,622
 8.75% 2008                                                                      5,000        5,436
 11.75% 2010                                                                       500          617
 10.75% 2003                                                                       500          560    11.29

TOTAL BONDS & NOTES (cost: $541,153,000)                                                    528,752    33.24






                                                                            Principal       Market  Percent
                                                                               Amount        Value   of Net
SHORT-TERM SECURITIES                                                            (000)        (000)  Assets

CORPORATE SHORT-TERM NOTES  -  4.91%

Park Avenue Receivables Corp. 6.52%-6.62%                                     $19,000      $18,950    1.19%
 due 1/11-1/23/01 /2/
American Express Credit Corp. 6.50% due 1/2/01                                  14,320       14,310      .90
Verizon Global Funding Corp. 6.53%-6.58%                                        12,500       12,480      .79
 due 1/8-1/12/01
Ciesco L.P. 6.57% due 1/4/01                                                    10,000        9,993      .63
Estee Lauder Companies Inc. 6.58% due 1/18/01 /2/                                8,000        7,973      .50
Monsanto Co. 6.43% due 2/2/01 /2/                                                7,200        7,157      .45
Gannett Co., Inc. 6.52% due 1/8/01 /2/                                           7,100        7,090      .45

TOTAL SHORT-TERM SECURITIES (cost: $77,953,000)                                              77,953     4.91

TOTAL INVESTMENT SECURITIES (cost: $1,414,178,000)                                        1,582,098    99.56
Excess of cash and receivables over payables                                                  7,063      .44

NET ASSETS                                                                               $1,589,161 100.00%


/1/ Non-income-producing security.
/2/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
/3/ Coupon rate may change periodically.
/4/ Step bond;coupon rate will increase at a later date.
/5/ Payment in kind. The issuer has the option of paying
    additional securities in lieu of cash.
/6/ Valued under procedures established by the Board of
    Trustees.
/7/ Company not making interest or dividend payments;
    bankruptcy proceedings pending.
/8/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
/9/ Index-linked bond whose principal amount moves with
    a government retail price index.
[end chart]

[begin table]
Equity securities appearing in the portfolio since June 30, 2000

Agilent Technologies
Alcoa
Burlington Northern Santa Fe
GT Group Telecom
Interpublic Group of Companies
Leap Wireless International
Premcor USA
Radio One
Texas Instruments


Equity securities eliminated from the portfolio since June 30, 2000

Adaptec
CarrAmerica Realty
Dover
Emerson Electric
IBJ Preferred Capital
Ingram Micro
Kerr-McGee
Phillips Petroleum
Storage Technology
Sunglass Hut International
Swire Pacific Capital
[end table]


American Variable Insurance Series Bond Fund
Investment Portfolio, December 31, 2000
Investments primarily in bonds


[begin pie chart]
Corporate Bonds & Notes                                                      52.87%
U.S. Treasuries                                                               9.64%
Agency Pass-Through Securities                                                8.37%
Equity Securities                                                             5.65%
Other Mortgage Pass-Throughs                                                  4.64%
Non-U.S. Government Bonds                                                     3.49%
Asset-Backed Securities                                                       2.60%
Cash & Equivalents                                                           12.74%
[end pie chart]



[begin chart]
                                                                          Principal      Market  Percent
                                                                             Amount       Value   of Net
Bonds & Notes                                                                  (000)       (000)  Assets
MEDIA  -  7.18%
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
      0%/9.75% 2007 (1)                                                    $  3,750    $  3,291
      8.875% 2007                                                                500         509     1.29
Charter Communications Holdings, LLC:
      0%/9.92% 2011 (1)                                                        2,750       1,595
      10.00% 2009                                                              1,500       1,440
      8.25% 2007                                                                 500         455
      0%/11.75% 2010 (1)                                                         450         259     1.27
Fox Family Worldwide, Inc.
      0%/10.25% 2007 (1)                                                       2,250       1,811
      9.25% 2007                                                                 500         505      .79
CBS Corp. 7.15% 2005                                                           2,000       2,031
Viacom Inc. 7.70% 2010                                                           250         262      .78
British Sky Broadcasting Group PLC 8.20% 2009                                  1,750       1,658      .56
Telemundo Holdings, Inc., Series B,                                            1,500       1,012      .34
 0%/11.50% 2008  (1)
Liberty Media Corp. 7.875% 2009                                                1,000         986      .33
Citadel Broadcasting Co. 9.25% 2008                                            1,000         965      .33
Young Broadcasting Inc. 9.00% 2006                                               875         822      .28
Cablevision Industries Corp. 8.125% 2009                                         750         764      .26
American Media Operations, Inc. 10.25% 2009                                      750         731      .25
Time Warner Inc. 7.75% 2005                                                      500         523      .18
Chancellor Media Corp. of Los Angeles,                                           500         513      .17
 Series B, 8.75% 2007
United Pan-Europe Communications NV 10.875% 2009                                 500         326      .11
Rogers Communications Inc. 8.875% 2007                                           250         251      .09
RBS Participacoes SA 11.00% 2007 (2)                                             250         208      .07
Hearst-Argyle Television, Inc. 7.00% 2018                                        175         151      .05
Carmike Cinemas, Inc., Series B, 9.375% 2009 (3)                                 225          59      .02
TVN Entertainment Corp., Series B, 14.00% 2008 (4)                               300          42      .01

WIRELESS TELECOMMUNICATION SERVICES  -  6.37%
Nextel Communications, Inc.:
      0%/9.75% 2007 (1)                                                        2,475       1,856
      0%/9.95% 2008 (1)                                                        2,375       1,746
      0%/10.65% 2007 (1)                                                       1,275         998
      12.00% 2008                                                                500         530     1.74
Clearnet Communications Inc.: (1)
      0%/10.40% 2008                                                       C$ 3,000        1,681
      0%/11.75% 2007                                                           2,658       1,587
      0%/10.125% 2009                                                        $  500          400     1.25
VoiceStream Wireless Corp., 10.375% 2009                                       2,112       2,275
Omnipoint Corp. 11.50% 2009 (2,4)                                              1,000       1,065     1.13
Crown Castle International Corp.:
     0%/10.625% 2007 (1)                                                       1,000         810
     0%/11.25% 2011 (1)                                                        1,000         690
     10.75% 2011                                                                 500         513      .68
McCaw International, Ltd. 0%/13.00% 2007 (1)                                   2,125       1,317
Nextel International, Inc. 0%/12.125% 2008 (1)                                 1,000         530      .63
PanAmSat Corp. 6.125% 2005                                                     1,000         937      .32
Leap Wireless International, Inc.,                                             4,000         835      .28
 0%/14.50% 2010 (1,4)
Vodafone Group PLC (formerly Vodafone                                            500         521      .18
 AirTouch PLC) 7.75% 2010
Dobson/Sygnet Communications Co. 12.25% 2008                                     250         248      .08
PageMart Wireless, Inc. 0%/11.25% 2008 (1)                                       750         221      .08

DIVERSIFIED FINANCIALS  -  4.89%
Advanta Corp.:
     Series B, 7.00% 2001                                                      2,265       2,208
     Series D, 6.925% 2002                                                     1,000         930
     Series D, 6.98% 2002                                                      1,000         929
Advanta Capital Trust I, Series B, 8.99% 2026                                    500         255     1.46
Capital One Financial Corp.  7.125% 2008                                       1,000         893
Capital One Bank:
     8.25% 2005                                                                  800         812
     6.375% 2003                                                                 500         488
Capital One Capital I 8.309% 2027 (2,5)                                          250         200      .81
J.P. Morgan & Co. Inc., Series A, 8.08% 2012 (5,6)                             2,000       1,771      .60
MBNA Corp.:
     Capital, Series A, 8.278% 2026                                              850         652
     6.75% 2008                                                                  500         461      .38
Household Finance Corp.:
     8.00% 2005                                                                  500         524
     5.875% 2009                                                                 350         322
     6.40% 2008                                                                  250         238      .37
ING Capital Funding Trust III 8.439% (undated) (5)                               750         765
ReliaStar Financial Corp. 8.00% 2006                                             250         263      .35
AT&T Capital Corp. 6.875% 2001                                                 1,000         997      .34
GS Escrow Corp.:
     7.00% 2003                                                                  500         486
     7.125% 2005                                                                 500         475      .32
Providian Financial Corp. 9.525% 2027 (2)                                        750         487      .17
Equitable Life Assurance Society of                                              250         252      .09
 the United States 6.95% 2005 (2)

HOTELS, RESTAURANTS & LEISURE  -  4.20%
Mirage Resorts, Inc.:
     6.625% 2005                                                               2,000       1,924
     6.75% 2008                                                                  250         233
MGM Mirage, Inc.:
     8.50% 2010                                                                1,875       1,925
     6.95% 2005                                                                  500         489     1.55
Six Flags, Inc. (formerly Premier Parks Inc.):
     9.75% 2007                                                                1,000         980
     0%/10.00% 2008 (1)                                                        1,250         863      .62
Horseshoe Gaming Holding Corp.,                                                1,500       1,447      .49
 Series B, 8.625% 2009
Royal Caribbean Cruises Ltd.:
     7.00% 2007                                                                  925         849
     6.75% 2008                                                                  175         157      .34
Harrah's Operating Co., Inc. 7.50% 2009                                        1,000         977      .33
Boyd Gaming Corp.:
     9.25% 2003                                                                  500         485
     9.50% 2007                                                                  500         455      .31
Florida Panthers Holdings, Inc. 9.875% 2009                                    1,000         905      .31
International Game Technology:
     7.875% 2004                                                                 500         495
     8.375% 2009                                                                 250         248      .25

DIVERSIFIED TELECOMMUNICATION SERVICES - 3.90%
CenturyTel, Inc., Series H, 8.375% 2010                                        2,750       2,869      .98
NTL Inc. (formerly NTL Communications Corp.):
     11.875% 2010 (2)                                                          1,000         885
     Series B, 10.00% 2007                                                       250         215
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (1)                                650         559      .56
COLT Telecom Group PLC:
     8.875% 2007                                                            DM1,250          582
     7.625% 2008                                                               1,000         439
     0%/12.00% 2006 (1)                                                         $250         225      .43
Dobson Communications Corp. 10.875% 2010                                       1,000         985      .33
NTELOS, Inc. 13.00% 2010 (4)                                                   1,250         910      .31
NEXTLINK Communications, Inc.:
     0%/12.25% 2009 (1)                                                          875         438
     9.625% 2007                                                                 500         395      .28
Qwest Communications International Inc.,                                         750         637      .22
 0%/8.29% 2008 (1)
Level 3 Communications, Inc. 11.25% 2010                                    EURO 750         588      .20
Maxcom Telecomunicaciones, SA de CV, 13.75% 2007                              $1,000         482      .16
VersaTel Telecom International NV:
     11.25% 2010                                                            EURO 500         305
     11.875% 2009                                                               $250         158      .16
Allegiance Telecom, Inc. 0%/11.75% 2008 (1)                                      750         458      .15
Mpower Holding Corp. 13.00% 2010                                                 700         315      .11
Viatel, Inc. 11.25% 2008                                                         125          37      .01

BANKS  -  3.82%
SocGen Real Estate Co. LLC, Series A, 7.64%                                    2,250       2,184      .74
 (undated) (2,5)
HSBC Capital Funding LP, Series 1, 9.547%                                      1,500       1,652      .56
 noncumulative preferred (undated) (2,5)
UBS AG 8.622% (undated)                                                        1,250       1,314      .45
National Westminster Bank PLC:
     9.375% 2003                                                                 276         298
     7.75% (undated) (5)                                                         250         250
Bank of Scotland 7.00% (undated) (2,5)                                           480         451      .34
BNP Paribas 9.003% (undated) (2)                                                 850         886      .30
Washington Mutual Finance Corp. 8.25% 2005                                       800         846      .29
Abbey National PLC 7.35% (undated) (5)                                           825         806      .27
AB Spintab 7.50% (undated) (2,5)                                                 750         732      .25
Sakura Capital Funding 7.70% (undated) (2,5)                                     500         484      .16
Imperial Capital Trust I, Imperial Bancorp                                       350         352      .12
 9.98% 2026
Riggs Capital Trust II 8.875% 2027                                               500         313      .11
Bankers Trust New York Corp. 6.70% 2007                                          250         246      .08
Komercni Finance BV 9.00%/10.75% 2008 (1,2)                                      250         241      .08
BankUnited Capital Trust, BankUnited                                             250         194      .07
 Financial Corp. 10.25% 2026

ELECTRIC UTILITIES  -  3.09%
Edison Mission Holdings Co. 8.734% 2026                                        1,000         979
Edison Mission Energy 7.73% 2009                                               1,000         852
Midwest Generation, LLC 8.56% 2016 (2)                                           900         831      .90
AES Drax Holdings Ltd. 10.41% 2020 (2)                                         1,850       1,980      .67
Israel Electric Corp. Ltd.: (2)
     7.70% 2018                                                                1,000         914
     7.75% 2027                                                                  620         546      .50
AES Ironwood, LLC 8.857% 2025                                                  1,250       1,237      .42
AES Red Oak, LLC, Series B, 9.20% 2029                                         1,000       1,013      .34
Commonwealth Edison Co. 9.875% 2020                                              400         443      .15
Transener 9.25% 2008 (2)                                                         385         313      .11

COMMERCIAL SERVICES & SUPPLIES  -  2.51%
Waste Management, Inc.:
     6.625% 2002                                                                 925         914
     7.10% 2026                                                                  500         494
     6.375% 2003                                                                 500         484
     6.875% 2009                                                                 500         470      .80
Allied Waste North America, Inc.,                                              2,125       1,987      .67
 Series B, 10.00% 2009
Lindsey Morden Group Inc., Series B,                                        C$ 2,750       1,581      .54
 7.00% 2008 (2)
Cendant Corp. 7.75% 2003                                                      $1,500       1,478      .50
Safety-Kleen Corp. 9.25% 2009 (3,4)                                            1,000          10      .00

AIRLINES  -  1.81%
Continental Airlines, Inc., pass-through
 certificates:(7)
     Series 1998-3, Class C-2, 7.25% 2005                                        500         500
     Series 1998-3, Class A-2, 6.32% 2008                                        500         479
     Series 1999-1, Class B, 6.795% 2020                                         496         479
     Series 1998-1, Class A,  6.648% 2019                                        474         468
     Series 1997-1, Class C-1,7.42% 2007(5)                                      444         445
     Series 1996, Class C, 9.50% 2015                                            216         236      .89
United Air Lines, Inc.:(7)
     Class A-2, 7.73% 2010                                                     1,000       1,046
     10.67% 2004                                                                 500         527      .53
Jet Equipment Trust: (2,7)
     Series 1995-D, 11.44% 2014                                                  300         335
     Series 1994-A, Class B1,11.79% 2013                                         250         283      .21
US Airways Group, Inc., pass-through                                             500         521      .18
 certificates, Series 2000-3G 7.89% 2020 (7)

INSURANCE  -  1.71%
Conseco, Inc. 9.00% 2006                                                       2,000       1,410
Conseco Financing Trust II (formerly                                           2,000         740      .73
 Conseco, Inc.) 8.70% 2026
Allstate Corp. 7.20% 2009                                                      1,500       1,548      .52
Royal & Sun Alliance Insurance Group PLC                                         700         703      .24
 8.95% 2029
Jefferson-Pilot Corp. 8.14% 2046 (2)                                             700         651      .22

HEALTH CARE PROVIDERS & SERVICES  -  1.49%
HCA - The Healthcare Co. (formerly
 Columbia/HCA Healthcare Corp.):
     6.91% 2005                                                                2,000       1,935
     7.15% 2004                                                                1,000         976
     8.75% 2010                                                                  500         526
     8.85% 2007                                                                  500         517     1.34
Paracelsus Healthcare Corp. 10.00% 2006(3)                                     1,000         396      .14
Integrated Health Services, Inc.: (3,4)
     Series A, 9.25% 2008                                                      2,000          20
     Series A, 9.50% 2007                                                        750           8      .01

OIL & GAS  -  1.43%
Petrozuata Finance, Inc.:(2)
     Series B, 8.22% 2017                                                      1,500       1,144
     Series A, 7.63% 2009                                                        500         427      .53
Premcor USA Inc. (formerly Clark USA, Inc.)                                    1,750         945      .32
 10.875% 2005
PDVSA Finance Ltd.:
     7.40% 2016                                                                  485         404
     9.75% 2010                                                                  250         258      .23
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                       500         521      .18
Norcen Energy Resources Ltd. 7.375% 2006                                         500         519      .17

CONTAINERS & PACKAGING  -  1.22%
Tekni-Plex, Inc. 12.75% 2010                                                   1,500       1,207      .41
Container Corp. of America 9.75% 2003                                          1,000         999      .34
Graham Packaging Co.:
     8.75% 2008                                                                  500         300
     0%/10.75% 2009 (1)                                                          750         240      .18
Printpack, Inc. 10.625% 2006                                                     500         465      .16
Packaging Corp. of America, Series B, 9.625% 2009                                375         388      .13

GAS UTILITIES  -  0.99%
NiSource Inc.: (2)
     7.875% 2010                                                               1,550       1,621
     7.625% 2005                                                               1,250       1,289      .99

PAPER & FOREST PRODUCTS  -  0.92%
Pindo Deli Finance Mauritius Ltd.:
     10.25% 2002                                                               1,500         885
     10.75% 2007                                                                 750         285      .40
Scotia Pacific Co. LLC, Series B, Class A-2,                                   1,000         825      .28
 7.11% 2014
Kappa Beheer BV 10.625% 2009                                                EURO 750         722      .24

TEXTILES & APPAREL  -  0.91%
VF Corp. 8.50% 2010 (2)                                                       $1,750       1,824      .61
Levi Strauss & Co.:
     6.80% 2003                                                                  550         465
     7.00% 2006                                                                  500         405      .30

ELECTRICAL EQUIPMENT  -  0.82%
SpectraSite Holdings, Inc.:
     12.50% 2010 (2)                                                           1,500       1,496
     Series B, 0%/11.25% 2009 (1)                                              1,125         616
     Series B, 0%/12.00% 2008 (1)                                                500         290      .82

MULTILINE RETAIL  -  0.81%
J.C. Penney Co., Inc.:
     8.25% 2022                                                                2,150         968
     7.125% 2023                                                                 600         288
     7.65% 2016                                                                  500         257
     7.60% 2007                                                                  250         150      .56
Dillard's, Inc.:
     6.30% 2008                                                                  700         490
     6.43% 2004                                                                  300         234      .25

METALS & MINING  -  0.70%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                   2,000       1,360      .46
Freeport-McMoRan Copper & Gold Inc.:
     7.20% 2026                                                                1,000         634
     7.50% 2006                                                                  100          60      .24

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.58%
Hyundai Semiconductor America, Inc. 8.625%                                     1,500       1,188      .40
 2007 (2)
Zilog, Inc. 9.50% 2005                                                           950         522      .18

CHEMICALS  -  0.52%
Reliance Industries Ltd. : (2)
     10.25% 2097                                                                 500         415
     Series B, 10.25% 2097                                                       500         415      .28
Equistar Chemicals, LP 8.75% 2009                                                750         688      .24

AIR FREIGHT & COURIERS  -  0.48%
Atlas Air, Inc., pass-through certificates,                                    1,450       1,425      .48
 Series 1998-1, Class A, 7.38%  2018 (7)

REAL ESTATE  -  0.41%
Wharf International Finance Ltd.,                                                515         503      .17
 Series A, 7.625% 2007
Chevy Chase Bank, FSB 9.25% 2008                                                 500         460      .16
ProLogis Trust 7.05% 2006                                                        250         248      .08

INTERNET SOFTWARE & SERVICES  -  0.38%
GT Group Telecom Inc. 0%/13.25% 2010 (1,4)                                     2,000         668      .22
Exodus Communications, Inc. 11.625% 2010 (2)                                     500         458      .16

CONSTRUCTION & ENGINEERING  -  0.33%
McDermott Inc. 9.375% 2002                                                     1,150         966      .33

LEISURE EQUIPMENT & PRODUCTS  -  0.29%
Hasbro, Inc. 7.95% 2003                                                        1,000         860      .29

FOOD PRODUCTS  -  0.29%
Gruma, SA de CV 7.625% 2007                                                    1,000         773      .26
New World Pasta Co. 9.25% 2009                                                   175          74      .03

AUTOMOBILES  -  0.23%
Ford Motor Credit Co. 5.80% 2009                                                 750         676      .23

HOUSEHOLD DURABLES  -  0.17%
Salton/Maxim Housewares, Inc. 10.75% 2005                                        500         485      .17

AUTO COMPONENTS  -  0.15%
TRW Inc. 7.125% 2009                                                             500         447      .15

MACHINERY  -  0.09%
Deere & Co. 8.95% 2019                                                           250         268      .09

MULTI-UTILITIES  -  0.09%
Florida Gas Transmission Co. 7.625% 2010 (2)                                     250         259      .09

ENERGY EQUIPMENT & SERVICES  -  0.09%
Colonial Pipeline Co. 7.75% 2010 (2)                                             250         256      .09

OTHER MORTGAGE PASS-THROUGHS (7)  -  4.64%
Commercial Mortgage Backed Securities:
  Merrill Lynch Mortgage Investors, Inc.:
     Series 1995-C3, Class A-3, 7.071% 2025 (5)                                2,800       2,879
     Series 1999-C1, Class A-2, 7.56% 2009                                     1,500       1,599     1.52
  GS Mortgage Securities Corp. II, mortgage
   pass-through certificates:(5)
     Series 1998-C1, Class E, 7.242% 2030                                      1,250       1,181
     Series 1998-C1, Class D, 7.242% 2030                                      1,000         979      .73
  Nomura Asset Securities Corp., Series 1998-D6,                               1,582       1,590      .54
   Class A-A1, 6.28% 2030
  L.A. Arena Funding, LLC, Series 1, Class A,                                  1,300       1,314      .45
   7.656% 2026 (2)
  CS First Boston Mortgage Securities Corp.,                                   1,009       1,013      .34
   Series 1998-C1, Class A-1A, 6.26% 2040
  Morgan Stanley Capital I, Inc., Series 1998-HF2,                             1,000       1,009      .34
   Class A-2, 6.48% 2030
  DLJ Mortgage Acceptance Corp., Series 1995-CF2,                                600         612      .21
   Class A1B, 6.85% 2027 (2)
  GMAC Commercial Mortgage Securities, Inc.,                                     153         154      .05
   Series 1997-C1, Class A1, 6.83% 2003
Private Issue Collateralized Mortgage Obligations:
  Norwest Asset Securities Corp., Series 1998-31,                                775         764      .26
   Class A-1, 6.25% 2014
  Structured Asset Securities Corp.,                                             563         594      .20
   Series 1998-RF2, Class A, 8.535% 2027 (2,5)

ASSET-BACKED SECURITIES  -  2.60%
Stranded Asset :
  ComEd Transitional Funding Trust, transitional
   funding trust note, Series 1998,
   Class A-4, 5.39% 2005                                                       2,000       1,985      .67
Home Improvement :
  Conseco Finance Home Loan Trust, Series 1999-G,                              1,750       1,463      .49
   Class B-2, 10.96% 2029
  FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                405         405      .14
   Class A-6, 6.95% 2015
Airplane & Etc.
  Airplanes Pass Through Trust, pass-through                                   1,633       1,599      .54
   certificates, Series 1, Class C, 8.15% 2019(7)
Manufactured Housing:
  Green Tree Financial Corp., pass-through
   certificates: (7)
     Series 1996-5, Class B-2, 8.45% 2027                                        992         553
     Series 1995-6, Class B-2, 8.00% 2026                                        940         510
     Series 1997-8, Class B-2, 7.75% 2028                                        500         253      .45
Home Equity:
  Conseco Finance Home Equity Loan Trust
   (formerly Conseco Finance Securitizations Corp),
   Series 2000-A, Class BV-2,9.42% 2031(5,7)                                   1,000         913      .31

NON-U.S. GOVERNMENT BONDS  -  3.49%
Deutschland Republic:
     5.25% 2008                                                          EURO 2,750        2,663
     8.00% 2002                                                                1,000         987     1.24
Argentina (Republic of):
     Series C, 0% 2001                                                        $1,250       1,178
     11.00% 2005                                                                 500         470      .56
United Mexican States Government,
 Eurobonds, Global:
     11.375% 2016                                                                750         876
     8.625% 2008                                                                 500         500      .47
Ontario (Province of) 5.50% 2008                                               1,000         962      .33
Panama (Republic of) 8.875% 2027                                               1,000         853      .29
Canadian Government 4.64% 2026 (6)                                          C$1,000          835      .28
Brazil (Federal Republic of) 14.50% 2009                                    $   500          553      .19
Philippines (Republic of) 9.875% 2019                                            500         402      .13

AGENCY PASS-THROUGH SECURITIES - 8.37%(7)
Government National Mortgage Assn.:
     8.00% 2023-2030                                                           8,313       8,532
     7.50% 2023-2030                                                           5,324       5,415
     7.00% 2023-2029                                                           4,171       4,190
     6.00% 2029                                                                1,873       1,817
     6.50% 2025-2028                                                             976         966
     10.00% 2019                                                                 283         309
     9.50% 2021                                                                  267         276     7.30
Fannie Mae:
     7.00% 2026                                                                1,108       1,114
     6.00% 2013                                                                  777         767
     10.00% 2018-2025                                                            360         391
     9.00% 2021                                                                  251         261
     6.50% 2026                                                                  176         173      .92
Freddie Mac: 7.00% 2015                                                          441         445      .15

U.S. TREASURIES  9.64%
     8.875% 2017                                                               7,125       9,684
     6.25% 2003                                                                5,600       5,718
     5.50% 2009                                                                5,250       5,355
     3.648% 2007 (5,6)                                                         2,000       2,155
     10.375% 2009-2012                                                         1,500       1,872
     7.25% 2004                                                                1,500       1,604
     7.50% 2016                                                                1,000       1,205
     6.125% 2027                                                                 750         806     9.64

Total Bonds & Notes   (cost: $255,962,000)                                               240,513    81.61




                                                                         Principal
                                                                       Amount (000)      Market  Percent
                                                                          or Number       Value   of Net
Stocks ( common and preferred)                                            of Shares        (000)  Assets

BANKS  -  1.71%
BNP U.S. Funding LLC, Series A, 7.738%                                        $1,550       1,499      .51
 noncumulative preferred (undated) (France)(2)
Fuji JGB Investment LLC, Series A, 9.87%                                        $850         815      .28
 noncumulative preferred (undated) (Japan)(2)
SB Treasury Co. LLC, Series A, 9.40%/10.925%                                    $750         756      .26
 noncumulative preferred (undated) (Japan)(1,2)
First Republic Capital Corp., Series A, 10.50%                                   750         638      .22
 preferred (2)
Tokai Preferred Capital Co. LLC, Series A,                                      $500         480      .16
 9.98%/11.091% noncumulative preferred (undated)
 (Japan)(1,2)
NB Capital Corp. 8.35% exchangeable depositary                                20,000         474      .16
IBJ Preferred Capital Co. LLC, Series A, 8.79%                                  $400         364      .12
 noncumulative preferred (undated) (Japan)(2)

MEDIA  -  0.58%
Radio One, Inc. 6.50% convertible                                              1,000         770      .27
 preferred 2000 (2)
Cumulus Media Inc. 13.75% preferred 2009                                         726         508      .17
Adelphia Communications Corp., Series B,                                       5,000         415      .14
 13.00% preferred 2009 (8)
V2 Music Holdings PLC, warrants, expire 2000                                     575          -        -
 (United Kingdom) (2,4,8)
TVN Entertainment Corp., warrants,                                               300          -        -
 expires 2008 (2,4,8)

WIRELESS TELECOMMUNICATION SERVICES  -  0.56%
Crown Castle International Corp. 12.75% senior                                 1,284       1,284      .44
 exchangeable preferred 2010 (8,9)
Nextel Communications, Inc., Series D, 13.00%                                    374         352      .12
 exchangeable preferred, redeemable 2009 (8,9)
Leap Wireless International, Inc., warrants,                                   4,000           5      .00
 expire 2010 (2,4,8)
McCaw International, Ltd., warrants,                                           2,000           5      .00
 expire 2007  (2,4,8)

DIVERSIFIED FINANCIALS  -  0.50%
Swire Pacific Capital Ltd. 8.84% cumulative                                   65,000       1,462      .50
 guaranteed perpetual capital securities
 (Hong Kong)  (2)

REAL ESTATE  -  0.27%
ProLogis Trust, Series D, 7.92% preferred                                     40,000         802      .27

MULTILINE RETAIL  -  0.13%
Kmart Financing I Trust 7.75%                                                 14,000         374      .13
  convertible preferred 2016

AEROSPACE & DEFENSE  -  0.06%
EarthWatch Inc., Series B, 7.00%                                              79,128         189      .06
  convertible preferred 2009 (2,4,8)

INTERNET SOFTWARE & SERVICES  -  0.02%
GT Group Telecom Inc., warrants, expire 2010                                   2,000          72      .02
 (Canada) (2,4,8)

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.00%
NTL Inc., warrants, expire 2008 (2,4,8)                                          238           4      .00
NTELOS, Inc. , warrants, expire 2010 (4,8)                                     1,250           2      .00
Maxcom Telecomunicaciones, SA de CV, warrants,                                 1,000          -        -
 expire 2007 (Mexico) (2,4,8)

TOTAL STOCKS (cost:  $11,784,000)                                                         11,270     3.83




                                                                          Principal      Market  Percent
                                                                             Amount       Value   of Net
Convertible Debentures                                                        (000)        (000)  Assets

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.50%
Bell Atlantic Financial Services, Inc.,
 senior exchangeable notes:
 5.75% 2003                                                                    $750          732
 5.75% 2003 (2)                                                                  750         732      .50

COMMERCIAL SERVICES & SUPPLIES  -  0.45%
Waste Management, Inc. 4.00% 2002                                              1,400       1,341      .45

HEALTH CARE PROVIDERS & SERVICES - 0.27%
Omnicare, Inc. 5.00%  2007                                                     1,000         803      .27

SPECIALTY RETAIL  -  0.15%
Sunglass Hut International, Inc. 5.25% 2003                                      600         443      .15

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.14%
Adaptec, Inc. 4.75% 2004                                                         500         398      .14

MEDIA  -  0.04%
V2 Music Holdings PLC  6.50% 2012 (2,4)                                          478         129      .04

MISCELLANEOUS  -  0.27%
Other convertible debentures in initial                                                      812      .27
 period of acquisition
TOTAL CONVERTIBLE DEBENTURES (cost: $5,644,000)                                            5,390     1.82
TOTAL EQUITY SECURITIES (cost: $17,428,000)                                               16,660     5.65




SHORT-TERM SECURITIES
CORPORATE SHORT-TERM NOTES  -  12.15%
American Express Credit Corp. 6.53% due 1/5/01                                 5,900       5,895     2.00
Knight-Ridder, Inc. 6.44% due 1/25/01                                          5,450       5,426     1.84
Emerson Electric Co. 6.48% due 1/22/01 (2)                                     5,200       5,179     1.76
Corporate Asset Funding Co. Inc. 6.57%-6.58%                                   4,600       4,592     1.56
 due 1/10/01 (2)
Gillette Co. 6.50% due 1/12/01 (2)                                             4,600       4,590     1.56
McDonald's Corp. 6.48% due 1/19/01 (2)                                         4,200       4,186     1.42
Harvard University 6.43% due 1/2/01                                            2,200       2,198      .74
BellSouth Capital Funding Corp. 6.53%                                          2,000       1,999      .68
 due 1/3/01 (2)
Estee Lauder Companies Inc. 6.60% due 1/18/01(2)                               1,000         997      .34
Park Avenue Receivables Corp. 6.75% due 1/4/01(2)                                759         758      .25

FEDERAL AGENCY DISCOUNT NOTES - 0.98%
Federal Home Loan Banks 6.39% due 2/2/01                                       1,900       1,889      .64
Fannie Mae 6.38% due 1/25/01                                                   1,000         995      .34

TOTAL SHORT-TERM SECURITIES (cost: $ 38,704,000)                                          38,704    13.13
TOTAL INVESTMENT SECURITIES (cost: $312,094,000)                                         295,877   100.39
Excess of payables over cash and receivables                                               1,152     0.39
NET ASSETS                                                                              $294,725 100.00%


(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
(3) Company not making interest payments;
    bankruptcy proceedings pending.
(4) Valued under procedures established by the Board of Trustees.
(5) Coupon rate may change periodically.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(8) Non-income-producing security.
(9) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.

See Notes to Financial Statements
[end chart]


                                                                                                  c>
American Variable Insurance Series High Yield Bond Fund
Investment Portfolio, December 31, 2000
Investments primarily in bonds

[begin pie chart]
Corporate Bonds & Notes                                                         78.34%
Equity Securities                                                                13.95
U.S. Treasuries                                                                  1.78
Non-U.S. Government Bonds                                                        1.47
Other Mortgage Pass-Throughs                                                     0.26
Cash and Equivalents                                                             4.20
[end pie chart]

[begin table]
                                                                           Percent of
Largest Corporate Holdings                                                 Net Assets
VoiceStream Wireless                                                             4.94%
Nextel Communications                                                            4.14
Crown Castle International                                                       3.05
Container Corp. of America                                                       3.03
Clearnet Communications                                                          2.96
Charter Communications Holdings                                                  2.79
Fox/Liberty Networks                                                             2.10
COLT Telecom Group                                                               2.06
NTL                                                                              1.89
Allied Waste North America                                                       1.79
[end table]



[begin chart]
                                                                            Principal      Market  Percent
                                                                               Amount       Value   of Net
Bonds & Notes                                                                    (000)       (000)  Assets
WIRELESS TELECOMMUNICATION SERVICES - 17.70%
VoiceStream Wireless Corp.:
  10.375% 2009                                                                 $19,627     $21,148
  0%/11.875% 2009 (1)                                                            7,500       5,400     4.80
Clearnet Communications Inc.: (1)
  0%/11.75% 2007                                                             C$20,825       12,436
  0%/10.40% 2008                                                                 7,000       3,923     2.96
Nextel Communications, Inc.: (1)
  0%/10.65% 2007                                                                $6,500       5,086
  0%/9.95% 2008                                                                  3,000       2,205
  0%/9.75% 2007                                                                  2,000       1,500     1.58
Crown Castle International Corp.:
  0%/11.25% 2011 (1)                                                             6,000       4,140
  0%/10.625% 2007  (1)                                                           3,500       2,835
  10.75% 2011                                                                    1,500       1,537     1.54
McCaw International, Ltd. 0%/13.00%                                              7,000       4,340
 2007 (1)
Nextel International, Inc. 0%/12.125%                                            6,000       3,180     1.36
 2008 (1)
Nextel Partners, Inc.:
  0%/14.00% 2009 (1)                                                             5,290       3,491
  11.00% 2010                                                                    1,250       1,200
  11.00% 2010 (2)                                                                  750         720      .98
Leap Wireless International, Inc.:(3)
  12.50% 2010                                                                    5,000       2,936
  0%/14.50% 2010 (1)                                                            11,250       2,347      .96
PageMart Wireless, Inc. 0%/11.25%                                               17,400       5,133      .93
 2008 (1)
Dobson/Sygnet Communications Co.                                                 4,500       4,455      .81
 12.25% 2008
Comunicacion Celular SA 14.125% 2005 (2)                                         5,000       3,913      .71
TeleCorp PCS Inc. 10.625% 2010                                                   2,000       2,020      .37
PTC International Finance BV 0%/10.75%                                           2,000       1,465      .27
 2007 (1)
Centennial Cellular Corp. 10.75% 2008                                            1,000         940      .17
Telesystem International Wireless Inc.                                           1,700         765      .14
 0%/13.25% 2007 (1)
Teletrac Holdings, Inc.:  (2,3,4)
 9.00% 2004                                                                        492         394
 12.00% 2004                                                                        59          47      .08
Cellco Finance NV 15.00% 2005                                                      250         244      .04

MEDIA  -  16.56%
Charter Communications Holdings, LLC:
  0%/9.92% 2011 (1)                                                             18,750      10,875
  8.25% 2007                                                                     2,500       2,275
  10.00% 2009                                                                    2,000       1,920
Avalon Cable Holdings LLC 0%/11.                                                   500         336     2.79
  875% 2008 (1)
Fox/Liberty Networks, LLC, FLN
 Finance, Inc.:
  0%/9.75% 2007 (1)                                                              8,085       7,095
  8.875% 2007                                                                    4,410       4,487     2.10
Fox Family Worldwide, Inc.:
  0%/10.25% 2007 (1)                                                             7,030       5,659
  9.25% 2007                                                                     2,000       2,020     1.39
Chancellor Media Corp. of Los Angeles:
  Series B, 8.75% 2007                                                           6,000       6,150
  8.00% 2008                                                                     1,000       1,000     1.29
American Media Operations, Inc.                                                  7,150       6,971     1.26
 10.25% 2009
ACME Intermediate Holdings, LLC,                                                 8,911       5,614     1.02
 Series B,  0%/12.00% 2005 (1)
Gray Communications Systems, Inc.                                                5,250       5,197      .94
 10.625% 2006
FrontierVision 11.00% 2006                                                       2,900       2,784
Century Communications Corp.                                                     1,000         845      .65
 8.375% 2007
TransWestern  Publishing Co. LLC                                                 3,250       3,153      .57
 9.625% 2007
Big City Radio, Inc. 0%/11.25% 2005(1)                                           6,250       2,812      .51
Young Broadcasting Inc.:
  10.125% 2005                                                                   1,750       1,719
  11.75% 2004                                                                      500         505
  9.00% 2006                                                                       500         470      .49
Cablevision Industries Corp.                                                     2,500       2,600      .47
 9.875% 2013
Antenna TV SA 9.00% 2007                                                         2,750       2,461      .45
Muzak Holdings LLC 0%/13.00% 2010 (1)                                            4,000       2,120      .38
STC Broadcasting, Inc. 11.00% 2007                                               2,000       1,920      .35
Telemundo Holdings, Inc., Series B,                                              2,500       1,688      .31
 0%/11.50% 2008 (1)
Cumulus Media 10.375% 2008                                                       2,000       1,610      .29
United Pan-Europe Communications NV:
  10.875% 2009                                                                   1,100         718
  11.50% 2010                                                                      925         611      .24
Globo Comunicacoes e Participacoes SA:(2)
  10.50% 2006                                                                    1,310       1,176      .21
Globo Cabo (formerly Multicanal                                                  1,000       1,030      .19
 Participacoes SA), Series B, 12.625% 2004
Citadel Broadcasting Co. 9.25% 2008                                              1,000         965      .17
RBS Participacoes SA 11.00% 2007 (2)                                             1,000         832      .15
British Sky Broadcasting Group PLC                                                 875         829      .15
 8.20% 2009
Carmike Cinemas, Inc., Series B,                                                 1,850         481      .09
 9.375% 2009 (5)
Sun Media Corp. 9.50% 2007                                                         325         314      .05
TVN Entertainment Corp., Series B,                                               2,000         280      .05
 14.00% 2008 (3)

HOTELS RESTAURANTS & LEISURE  -  7.61%
Six Flags, Inc. (formerly Premier
 Parks Inc.):
  9.75% 2007                                                                     3,225       3,217
  0%/10.00% 2008 (1)                                                             2,500       1,725
  9.25% 2006                                                                       150         143
Six Flags Entertainment Corp. 8.875% 2006                                        2,250       2,149     1.31
Horseshoe Gaming Holding Corp., Series B,                                        7,000       6,755     1.23
 8.625% 2009
Boyd Gaming Corp.:
  9.25% 2003                                                                     4,000       3,880
  9.50% 2007                                                                     1,750       1,593      .99
MGM Mirage, Inc. 8.50% 2010                                                      3,000       3,081
Mirage Resorts, Inc.:
  6.75% 2007                                                                       500         469
  6.75% 2008                                                                       500         466      .72
William Hill Finance PLC 10.625% 2008                                        GBP 2,550       3,942      .71
International Game Technology:
  7.875% 2004                                                                   $3,300       3,267
  8.375% 2009                                                                      500         495      .68
Sun International Hotels Ltd.,                                                   2,250       2,047      .37
  Sun International
  North America, Inc.  8.625% 2007
KSL Recreation Group, Inc. 10.25% 2007                                           2,000       1,940      .35
Hollywood Casino Corp. 11.25% 2007                                               1,745       1,806      .33
Harrah's Operating Co., Inc. 7.875% 2005                                         1,775       1,757      .32
Station Casinos, Inc. 9.875% 2010                                                  750         769      .14
Hard Rock Hotel, Inc., Series B,                                                   750         671      .12
 9.25% 2005
Royal Caribbean Cruises Ltd.:
  7.00% 2007                                                                       350         321
  6.75% 2008                                                                       300         269      .11
AMF Bowling Worldwide, Inc.:(5)
  0%/12.25% 2006 (1)                                                             3,251         431
  10.875% 2006                                                                     600          84      .10
Florida Panthers Holdings, Inc.                                                    500         452      .08
  9.875% 2009
Eldorado Resorts LLC 10.50% 2006                                                   300         297      .05

DIVERSIFIED TELECOMMUNICATION
 SERVICES  -  7.57%
COLT Telecom Group PLC:
  0%/12.00% 2006 (1)                                                            11,250      10,125
  8.875% 2007                                                                DM 2,750        1,281     2.06
Comcast UK Cable Partners Ltd. 0%/11.20%                                        $5,000       4,300
 2007 (1)
NTL Inc.: (1)
  0%/10.75% 2008                                                            GBP 5,250        4,274
  0%/9.75% 2008                                                                 $3,250       1,852     1.89
NTELOS,  Inc. 13.00% 2010 (3)                                                    5,875       4,279      .77
Viatel, Inc.:
  0%/12.50% 2008 (1)                                                             7,000       1,260
  11.25% 2008                                                                    3,050         915
  11.15% 2008                                                                DM 6,000          893
  0%/12.40% 2008 (1)                                                             1,000          86      .58
VersaTel Telecom International NV:
  11.25% 2010                                                              EURO 3,000        1,831
  11.875% 2009                                                                   1,000         629      .45
Allegiance Telecom, Inc. 0%/11.75%                                              $3,750       2,287      .41
 2008 (1)
Maxcom Telecomunicaciones, SA de CV,                                             3,825       1,846      .33
 13.75% 2007
CenturyTel, Inc., Series H, 8.375% 2010                                          1,750       1,826      .33
Global TeleSystems Group, Inc. 9.875% 2005                                       3,600       1,080      .20
Hyperion Telecommunications, Inc.,                                               1,500       1,065      .19
 Series B, 0%/13.00% 2003 (1)
NEXTLINK Communications, Inc.                                                    1,000         790      .14
 9.625% 2007
Level 3 Communications, Inc.                                                 EURO 750          588      .11
 11.25% 2010
Mpower Holding Corp. 13.00% 2010                                                  $700         315      .06
IMPSAT Corp. 12.375% 2008                                                          500         286      .05

CONTAINERS & PACKAGING  -  6.19%
Container Corp. of America:
  9.75% 2003                                                                    13,500      13,483
  Series A, 11.25% 2004                                                          2,000       1,995
  Series B, 10.75% 2002                                                          1,250       1,256     3.03
Printpack, Inc. 10.625% 2006                                                     5,508       5,123      .93
Graham Packaging Co.:
  8.75% 2008                                                                     4,250       2,550
  0%/10.75% 2009 (1)                                                             6,500       2,080      .84
Tekni-Plex, Inc. 12.75% 2010                                                     5,125       4,126      .74
Anchor Glass Container Corp. 11.25% 2005                                         4,000       2,820      .51
Packaging Corp. of America, Series B,                                              750         776      .14
 9.625% 2009

COMMERCIAL SERVICES & SUPPLIES - 3.32%
Allied Waste North America, Inc.,                                               10,550       9,864     1.79
 Series B, 10.00% 2009
Waste Management, Inc.:
  7.70% 2002                                                                     3,000       3,014
  7.10% 2026                                                                     1,500       1,483
  6.375% 2003                                                                      500         484      .90
Iron Mountain Inc.:
  10.125% 2006                                                                   1,500       1,545
  8.75% 2009                                                                       350         347      .34
Stericycle, Inc., Series B, 12.375% 2009                                         1,000       1,031      .19
KinderCare Learning Centers, Inc.,                                                 650         579      .10
 Series B, 9.50% 2009
Safety-Kleen Services, Inc. 9.25% 2008 (3,5)                                     1,750          17      .00

OIL & GAS  -  2.96%
Premcor Refining Group Inc. (formerly Clark
 Refining & Marketing, Inc.):
  9.50% 2004                                                                     4,775       3,975
  8.625% 2008                                                                    1,750       1,365
  8.375% 2007                                                                    1,550       1,178
Premcor USA Inc. (formerly Clark USA, Inc.)                                      5,300       2,862     1.70
 10.875% 2005
Pogo Producing Co.:
  8.75% 2007                                                                     2,500       2,463
  10.375% 2009                                                                   1,250       1,303      .68
Cross Timbers Oil Co.:
  Series B, 9.25% 2007                                                           1,225       1,253
  8.75% 2009                                                                       350         353      .29
HS Resources, Inc. 9.25% 2006                                                    1,000       1,005      .18
Petrozuata Finance, Inc., Series B,                                                505         385      .07
 8.22% 2017 (2)
Newfield Exploration Co., Series B,                                                250         241      .04
 7.45% 2007

BEVERAGES  -  2.12%
Delta Beverage Group, Inc. 9.75% 2003                                            6,200       6,502     1.18
Canandaigua Wine Co., Inc.:
  Series C, 8.75% 2003                                                           3,750       3,717
  8.75% 2003                                                                     1,500       1,487      .94

ELECTRICAL EQUIPMENT  -  1.69%
SpectraSite Holdings, Inc.:
  Series B, 0%/11.25% 2009 (1)                                                   7,875       4,312
  Series B, 0%/12.00% 2008 (1)                                                   5,250       3,045
  12.50% 2010 (2)                                                                2,000       1,995     1.69

FOOD PRODUCTS  -  1.39%
Fage Dairy Industry SA 9.00% 2007                                               10,500       7,665     1.39

MULTILINE RETAIL  -  1.36%
J.C. Penney Co., Inc.:
  7.375% 2004                                                                    2,000       1,380
  7.625% 2097                                                                    2,300         921
  6.875% 2015                                                                    1,750         901
  7.65% 2016                                                                     1,400         721
  7.375% 2008                                                                      500         275      .76
Kmart Corp., Series K-2,  9.78% 2020                                             2,000       1,468
DR Securitized Lease Trust, pass-through                                         1,500       1,103      .47
 certificates, Series 1994 K-2, 9.35%
 2019 (6)
Dillard's, Inc. :
  6.30% 2008                                                                       700         490
  6.43% 2004                                                                       300         234      .13

HOUSEHOLD DURABLES  -  1.29%
Salton/Maxim Housewares, Inc. 10.75% 2005                                        3,125       3,031      .55
Boyds Collection, Ltd.,Series B, 9.00% 2008                                      3,137       2,964      .54
WestPoint Stevens Inc. 7.875% 2005                                               1,500       1,118      .20

DIVERSIFIED FINANCIALS  -  1.26%
Advanta Corp.:
  Series D, 6.925% 2002                                                          2,000       1,862
  Series D, 6.98% 2002                                                           2,000       1,859
  Series B, 7.209% 2001 (7)                                                      1,000         991      .85
Providian Financial Corp. 9.525% 2027 (2)                                        3,500       2,272      .41

PAPER & FOREST PRODUCTS  -  1.23%
Kappa Beheer BV 0%/12.50% 2009 (1)                                         EURO 4,750        3,055      .55
Indah Kiat Finance Mauritius Ltd.:
     11.875% 2002                                                               $2,300       1,575
     10.00% 2007                                                                   250          99      .31
Advance Agro Capital BV 13.00% 2007                                              2,275       1,570      .28
Pindo Deli Finance Mauritius Ltd.                                                1,300         494      .09
 10.75% 2007

HEALTH CARE PROVIDERS & SERVICES - 0.91%
HCA - The Healthcare Co. (formerly                                               2,750       2,661      .48
 Columbia/HCA Healthcare Corp.) 6.91% 2005
Paracelsus Healthcare Corp. 10.00% 2006(5)                                       5,000       1,981      .36
Integrated Health Services, Inc.: (3,5)
  Series A, 9.25% 2008                                                           9,250          93
  Series A, 9.50% 2007                                                           5,325          53
  10.25% 2006 (7)                                                                5,000          50      .04
Sun Healthcare Group, Inc.: (3,5)
  9.375% 2008 (2)                                                                8,000          80
  Series B, 9.50% 2007                                                           2,925          29      .02
Mariner Health Group, Inc. 9.50% 2006(3,5)                                       8,100          81      .01

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.88%
Zilog, Inc. 9.50% 2005                                                           4,350       2,392      .44
Micron Technology, Inc. 6.50% 2005 (2)                                           2,000       1,680      .30
Hyundai Semiconductor America, Inc. 8.625%                                       1,000         792      .14
 2007 (2)

METALS & MINING  -  0.71%
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                     2,350       1,598      .29
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                   2,400       1,522      .27
Doe Run Resources Corp., Series B, 11.25% 2005                                   1,750         823      .15

INTERNET SOFTWARE & SERVICES  -  0.64%
GT Group Telecom Inc., units, 0%/13.25%                                          6,500       2,172      .39
 2010 (1,3)
Exodus Communications Inc. 11.625%                                               1,500       1,372      .25
 2010 (2)

ELECTRIC UTILITIES  -  0.58%
AES Drax Holdings Ltd. 10.41% 2020 (2)                                           3,000       3,212      .58

AEROSPACE & DEFENSE  -  0.55%
EarthWatch Inc. 0%/12.50% 2005 (1,2,3)                                           2,880       2,173      .39
Loral Orion Network Systems, Inc.                                                2,400         864      .16
 11.25% 2007

TEXTILES & APPAREL  -  0.31%
Levi Strauss & Co 6.80% 2003                                                     2,025       1,711      .31

AIRLINES   -  0.24%
USAir, Inc., pass-through trust,                                                 1,500       1,335      .24
 Series 1993-A3, 10.375% 2013 (6)

CONSTRUCTION & ENGINEERING  -  0.23%
McDermott Inc. 9.375% 2002                                                       1,500       1,260      .23

AIR FREIGHT & COURIERS  -  0.22%
Eletson Holdings Inc. 9.25% 2003                                                 1,250       1,213      .22

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.17%
Flextronics International Ltd. 8.75% 2007                                        1,000         950      .17

BANKS  -  0.13%
Komercni Finance BV 9.00%/10.75%                                                   750         722      .13
 2008 (1,2)

REAL ESTATE  -  0.13%
FelCor Suites LP 7.375% 2004                                                       750         711      .13

FOOD & DRUG RETAILING  -  0.12%
Friendly Ice Cream Corp. 10.50% 2007                                               925         546      .10
DGS International Finance Co. BV 10.00%                                          1,000         132      .02
 2007 (2)

COMMUNICATIONS EQUIPMENT  -  0.10%
SBA Communications Corp. 0%/12.00%                                                 750         578      .10
 2008 (1)

MACHINERY  -  0.09%
Actuant Corp. 13.00% 2009                                                          550         503      .09

CHEMICALS  -  0.04%
Reliance Industries Ltd. 10.50% 2046 (2)                                           250         223      .04

HOUSEHOLD PRODUCTS  -  0.03%
Copamex Industrias, SA de CV, Series B,                                            170         167      .03
 11.375% 2004

AUTO COMPONENTS   -  0.01%
Key Plastics Holdings, Inc., Series B,10.25% 2007                                3,000          26      .01

OTHER MORTGAGE PASS-THROUGHS (6) -  0.26%
Commercial Mortgage Backed Securities:
 Chase Commercial Mortgage Securities Corp.,                                     1,522       1,411      .26
 Series 1998-2, Class E, 6.39% 2030

NON-U.S. GOVERNMENT BONDS - 1.47%
United Mexican States Government, Eurobonds,
 Global:
  11.375% 2016                                                                   2,250       2,627
  11.50% 2026                                                                      500         609      .59
Panama (Republic of):
  Interest Reduction Bond 4.50% 2014(7)                                          3,000       2,374
  8.875% 2027                                                                      250         213      .47
Argentina (Republic of) 11.75% 2009                                                830         774      .14
Brazil (Federal Republic of) 14.50% 2009                                           500         553      .10
Philippines (Republic of) 9.875% 2019                                              500         402      .07
Bulgaria (Republic of), Front Loaded Interest                                      445         331      .06
 Reduction Bond, 3.00% 2012 (7)
Turkey (Republic of) 12.375% 2009                                                  250         233      .04

U.S. TREASURIES  -  1.78%
     6.125% 2007                                                                 9,320       9,814     1.78

TOTAL BONDS & NOTES (cost: $576,779,000)                                                   452,264    81.85





                                                                            Number of      Market  Percent
                                                                               Shares       Value   of Net
STOCKS (common and preferred)                                                                (000)  Assets

WIRELESS TELECOMMUNICATION SERVICES - 5.96%
Nextel Communications, Inc.: (4,8)
  Series E, 11.125% exchangeable preferred,                                     15,121    $12,702
 redeemable 2010
  Series D, 13.00% exchangeable preferred,                                       1,510       1,419     2.56
 redeemable 2009
Crown Castle International Corp. 12.75% senior                                   8,353       8,353     1.51
 exchangeable preferred 2010 (4,8)
Dobson Communications Corp.: (4,8)
  12.25% exchangeable preferred, redeemable 2008                                 5,265       4,528
  12.25% senior exchangeable preferred,                                          4,376       3,763     1.50
    redeemable 2008
Price Communications Corp. (8)                                                  78,238       1,315      .24
Omnipoint Corp. 7.00% convertible preferred                                      4,000         600
VoiceStream Wireless Corp. (8)                                                   1,453         146      .14
Teletrac, Inc. (2,3,8)                                                         316,366          47
Teletrac Holdings, Inc., Class A,  warrants,                                   116,490          12      .01
 expire 2004 (2,3,8)
Leap Wireless International, Inc., warrants,                                    16,250          30      .00
 expire 2010 (2,3,8)
McCaw International, Ltd., warrants,                                             2,500           6      .00
 expire 2007  (2,3,8)
Comunicacion Celular SA, Class B, warrants,                                      5,000           1      .00
 expire 2003 (Colombia) (2,3,8)

MEDIA  -  2.74%
Radio One, Inc. 6.50% convertible                                                6,000       4,620
 preferred 2005 (2)
Radio One, Inc., Class D (8)                                                    34,000         374
Radio One, Inc., Class A (8)                                                    17,000         182      .93
Cumulus Media Inc. 13.75% preferred 2009 (4)                                     4,556       3,189      .58
Adelphia Communications Corp., Series B,                                        30,000       2,490      .45
 13.00% preferred 2009 (8)
Citadel Broadcasting Co., Series B, 13.25%                                      20,948       2,095      .38
 exchangeable preferred, redeemable 2009(4)
Clear Channel Communications, Inc. (8)                                          25,506       1,235      .22
ACME Communications, Inc. (8)                                                  106,579         973      .18
V2 Music Holdings PLC, warrants, expire 2008                                     7,900          -        -
 (United Kingdom) (2,3,8)
TVN Entertainment Corp., warrants,                                               2,000          -        -
 expire 2008 (2,3,8)

BANKS  -  1.26%
Fuji JGB Investment LLC, Series A, 9.87%                                         5,500       5,275      .95
 noncumulative preferred (undated) (2,7)
First Republic Capital Corp. 10.50% preferred(2)                                 2,000       1,700      .31

DIVERSIFIED FINANCIALS  -  0.69%
Swire Pacific Capital Ltd. 8.84% cumulative                                    160,000       3,600      .65
 guaranteed perpetual capital securities
 (Hong Kong) (2)
Wilshire Financial Services Group Inc.(8)                                      155,212         194      .04

HOUSEHOLD DURABLES  -  0.48%
Boyds Collection, Ltd. (8)                                                     282,300       2,629      .48

AEROSPACE & DEFENSE  -  0.41%
Earthwatch Inc.,: (2,3,4,8)
  Series B, 7.00%  convertible preffered 2009                                  949,536       2,272
  Series C, 8.50%  convertible preferred 2009                                  189,608           2      .41

REAL ESTATE  -  0.36%
Chevy Chase Preferred Capital Corp. 10.375%                                     38,200       1,991      .36

MULTILINE RETAIL  -  0.19%
Kmart Financing I Trust 7.75%  convertible                                      40,000       1,068      .19
 preferred 2016

INTERNET SOFTWARE & SERVICES  -  0.04%
GT Group Telecom Inc., warrants, expire 2010                                     6,500         234      .04

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.01%
Viatel, Inc. (8)                                                                11,371          42      .01
NTL Inc., warrants, expire 2008 (2,3,8)                                          1,425          24      .00
NTELOS, Inc., warrants, expire 2010 (3)                                          5,875          10      .00
KMC Telecom Holdings, Inc., warrants,                                            9,500          -        -
 expire 2008 (2,8)
Maxcom Telecomunicaciones, SA de CV, warrants,                                   3,825          -        -
 expire 2007 (Mexico) (2,3,8)

COMMERCIAL SERVICES & SUPPLIES  -  0.00%
Protection One Alarm Monitoring, Inc., warrants,                                 6,400          -        -
 expire 2005 (2,3,8)

TEXTILES & APPAREL  -  0.00%
Tultex Corp., warrants, expire 2007 (3,8)                                      203,005          -        -

TOTAL STOCKS   (cost: $69,485,000)                                                          67,121    12.14




                                                                            Principal      Market  Percent
                                                                               Amount       Value   of Net
CONVERTIBLE DEBENTURES                                                          (000)       (000)  Assets

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.71%
Adaptec, Inc. 4.75% 2004                                                     $  2,500        1,991      .36
Conexant Systems, Inc. 4.00% 2007                                                3,600       1,949      .35

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.37%
VersaTel Telecom International NV 4.00% 2005                               EURO 2,850        1,485      .27
 (Netherlands) (2)
Piltel International Holding Corp.                                           $  1,875          525      .10
 1.75% 2006 (2)

SPECIALTY RETAIL  -  0.28%
Sunglass Hut International, Inc. 5.25%  2003                                     2,125       1,567      .28

MEDIA  -  0.23%
V2 Music Holdings PLC 6.50% 2012 (2,3)                                           4,629       1,250      .23

HEALTH CARE PROVIDERS & SERVICES - 0.22%
Omnicare, Inc. 5.00% 2007                                                        1,500       1,205      .22
Integrated Health Services, Inc. 5.75%                                           3,500          -        -
  2001 (3,5)

TOTAL CONVERTIBLE DEBENTURES (cost: $16,748,000)                                             9,972     1.81
TOTAL EQUITY SECURITIES (cost: $86,233,000)                                                 77,093    13.95





                                                                            Principal      Market  Percent
                                                                               Amount       Value   of Net
SHORT-TERM SECURTIES                                                            (000)       (000)  Assets
CORPORATE SHORT-TERM NOTES - 2.78%
USAA  Capital Corp. 6.48% due 1/16/01                                            5,900       5,883     1.06
Gannett Co., Inc. 6.52%-6.60% due 1/8-1/31/01(2)                                 4,400       4,390      .79
Marsh USA Inc. 6.52% due 1/18/01 (2)                                             3,800       3,787      .69
American Express Credit Corp. 6.50% due 1/2/01                                   1,300       1,299      .24

TOTAL SHORT-TERM SECURITIES (cost: $15,359,000)                                             15,359     2.78
TOTAL INVESTMENT SECURITIES  (cost: $678,371,000)                                          544,716    98.58
Excess of cash and receivables over payables                                                 7,857     1.42
NET ASSETS                                                                                $552,573   100.00

(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.
(3) Valued under procedures established by the Board of Trustees.
(4) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(5) Company not making interest payments; bankruptcy proceedings pending.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(7) Coupon rate may change periodically.
(8) Non-income-producing security.

See Notes to Financial Statements
[end chart]


U.S. Government Guaranteed/ AAA-Rated Securitites Fund
Investment Portfolio, December 31, 2000
Investments primarily in stocks


[begin pie chart]
Agency Pass-Through Securities                                               31.40%
U.S. Treasuries                                                              20.87%
Commercial Mortgage-Backed Securities                                        12.68%
Asset-Backed Securities                                                      12.65%
Private Issue Collateralized Mortgage Obligations                             7.09%
Non-Pass Through Agency Securities                                            4.29%
Agency Collateralized Mortgage Obligations                                    3.12%
Other Bonds                                                                   1.60%
Cash and Equivalents                                                          6.30%
[end pie chart]




[begin chart]
                                                                          Principal    Market  Percent
                                                                             Amount     Value   of Net
Bonds & Notes                                                                  (000)     (000)  Assets

Agency Pass-Through Securities /1/ - 31.40%
Government National Mortgage Assn.:
 8.00% 2023-2030                                                             $30,947   $31,761
 6.50% 2028-2029                                                              18,716    18,506
 7.00% 2023-2031                                                              16,813    16,886
 7.50% 2022-2029                                                               7,014     7,136
 6.00% 2029                                                                    6,554     6,360
 8.50% 2021-2023                                                               3,911     4,034
 10.00% 2019                                                                   1,133     1,235
 9.50% 2019-2020                                                               1,071     1,111
 9.00% 2009-2016                                                                 566       585
 10.50% 2019                                                                       1         1  20.28%
Fannie Mae:
 6.50% 2013-2030                                                              11,278    11,175
 8.00% 2024-2030                                                               7,102     7,305
 6.00% 2013-2029                                                               4,113     4,027
 7.00% 2026-2028                                                               3,763     3,777
 7.50% 2039                                                                    3,418     3,527
 13.00% 2015                                                                   1,414     1,639
 12.00% 2015-2019                                                              1,371     1,557
 8.50% 2027                                                                    1,485     1,534
 10.00% 2018                                                                   1,405     1,525
 9.00% 2011-2025                                                                 950       985     8.58
Freddie Mac:
 7.00% 2008-2015                                                               2,584     2,615
 6.00% 2014-2029                                                               2,483     2,419
 9.00% 2022-2028                                                               1,949     2,025
 8.25% 2008-2009                                                               1,661     1,697
 8.50% 2018-2027                                                                 875       903
 8.00% 2012                                                                      751       775
 11.00% 2018                                                                     389       429
 9.50% 2016                                                                       89        93
 12.00% 2016                                                                       1         1     2.54

U.S. Treasuries  -  20.87%
8.875% 2017-2019                                                              30,860    41,967
6.25% 2007-2030                                                                8,600     9,369
5.625% 2001                                                                    7,400     7,396
10.375% 2009                                                                   6,225     7,296
5.75% 2010                                                                     6,350     6,655
5.50% 2009                                                                     5,500     5,610
7.875% 2021                                                                    3,100     3,945
3.648% 2007/2/ /3/                                                             2,500     2,694
5.25% 2004-2029                                                                2,040     2,013
6.50% 2006                                                                     1,500     1,601
6.75% 2005                                                                     1,000     1,065
6.375% 2002                                                                      300       305    20.82
Strip Principal 0% 2027                                                        1,015       228      .05

Commercial Mortgage-Backed Securities: /1/ 12.68%
 Morgan Stanley Capital I, Inc.:
  Series 1998-HF2, Class A-2, 6.48% 2030                                       7,500     7,567
  Series 1998-HF2, Class A-1, 6.01% 2030                                       3,425     3,413
  Series 1999-FNV1, Class A-2, 6.53% 2031                                      3,000     3,032
  Series 1998-WF2, Class A-1, 6.34% 2030                                       2,505     2,528
  Series 1998-WF1, Class A-1, 6.25% 2030                                         902       908     4.04
 Deutsche Mortgage & Asset Receiving Corp.,                                    6,201     6,207     1.44
  Series 1998-C1, Class A-1, 6.22% 2031
 Merrill Lynch Mortgage Investors, Inc.:
  Series 1998-C3, Class A-1, 5.65% 2030                                        2,983     2,939
  Series 1995-C3, Class A-3, 7.071% 2025/2/                                    1,500     1,543
  Series 1995-C3, Class A-2, 6.831% 2025/2/                                    1,500     1,508     1.38
 Mortgage Capital Funding, Inc., Series 1998-MC1,                              5,301     5,345     1.24
  Class A-1, 6.417% 2030
 Chase Commercial Mortgage Securities Corp.:
  Series 1998-2, Class A-2, 6.39% 2030                                         3,000     3,013
  Series 1998-1, Class A-1, 6.34% 2030                                         1,088     1,096      .95
 Nomura Asset Securities Corp., Series 1998-D6,                                3,954     3,975      .92
  Class A-A1, 6.28% 2030
 J.P. Morgan Commercial Mortgage Finance Corp.,                                3,000     3,053      .71
  Series 1995-C1, Class A-2, 7.452% 2010/2/
 CS First Boston Mortgage Securities Corp.,                                    2,463     2,472      .57
  Series 1998-C1, Class A-1A, 6.26% 2040
 Commercial Mortgage Acceptance Corp.:
  Series 1998-C2, Class A-1, 5.80% 2030                                        1,181     1,171
  Series 1998-C1, Class A-1, 6.23% 2007                                          721       723      .44
 GMAC Commercial Mortgage Securities, Inc.,                                    1,500     1,537      .36
  Series 1997-C1, Class A-3, 6.869% 2007
 LB Commerical Mortgage Trust, Series 1998-C1,                                 1,500     1,507      .34
  Class A-1, 6.33% 2030
 DLJ Mortgage Acceptance Corp., Series 1998-CF2,                               1,250     1,240      .29
  Class A-1B, 6.24% 2031

Asset-Backed Securities /1/ -  12.65%
Other Asset-Backed:
 NPF, Inc.:/4/
  XII, Series 1999-2, Class A, 7.05% 2003                                     10,375    10,427
  VI, Series 1999-1, Class A,  6.25% 2003                                      1,000       992     2.64
 Puerto Rico Public Financing Corp., Series 1991-1,                            4,591     4,540     1.05
  Class A, AMBAC Insured, 6.15% 2008

Manufactured Housing:
 Green Tree Financial Corp.:
  Series 1996-7, Class A-6, 7.65% 2027                                         2,995     3,084
  Series 1997-6, Class A-6, 6.90% 2029                                         2,500     2,520
  Series 1996-10, Class A-5, 6.83% 2028                                        2,499     2,519
  Series 1997-6, Class A-7, 7.14% 2029                                         2,500     2,509
  Series 1999-2, Class A-2, 5.84% 2030                                         2,500     2,488     3.04

Stranded Asset:
 ComEd Transitional Funding Trust, Series 1998-1:
  Class A-5, 5.44% 2007                                                        1,600     1,570
  Class A-7, 5.74% 2010                                                        1,500     1,456      .70
 PP&L Transition Bond Co. LLC, Series 1999-1,                                  2,750     2,839      .66
  Class A-8, 7.15% 2009
 PECO Energy Transition Trust, Series 1999-A,                                  2,000     1,976      .46
  Class A-7, 6.13% 2009
 Illinois Power Special Purpose Trust, Transitional
  Funding Trust Notes, Series 1998-1,
  Class A-7, 5.65% 2010                                                        1,835     1,748      .40

Credit Card:
 Chase Manhattan Credit Card Master Trust,                                     4,000     4,021      .93
  Series 1997-5, Class A, 6.194% 2005
 Citibank Credit Card Master Trust I, Series 1998-9,                           1,800     1,769      .41
  Class A, 5.30% 2006

Auto Loan:
 Triad Auto Receivables Owner Trust, Series 1999-1,                            3,000     3,004      .70
  Class A-2, FSA Insured, 6.09% 2005
 Coast to Coast Motor Vehicle Owner Trust,                                     1,000     1,021      .24
  Series 2000-A , Class A-4, 7.33% 2006 /4/
 Continental Auto Receivables Owner Trust, Series                              1,000     1,014      .23
  2000-B, Class A-4, MBIA Insured, 6.91% 2005 /4/

Franchise/Equipment:
 Green Tree Recreational, Equipment & Consumer Trust,                          3,000     3,035      .70
  Series 1999-A, Class A-6, 6.84% 2010

Home Equity:
 Conseco Finance Home Equity Loan Trust,                                       2,000     2,112      .49
  Series 2000-B, Class AF-6, 7.80% 2020

Private Issue Collateralized Mortgage
 Obligations: /1/ 7.09%
 GE Capital Mortgage Services, Inc., Series 1994-15,                           8,000     7,685     1.78
  Class A-10, 6.00% 2009
 Security National Mortgage Loan Trust:/4/
  Series 1999-1, Class A-2, 8.353% 2030                                        5,000     5,072
  Series 2000-1, Class A-2, 8.75% 2024                                         1,100     1,102     1.43
 Ocwen Residential MBS Corp., Series 1998-R1,                                  6,488     6,066     1.41
  Class AWAC, 5.494% 2040/2//4/
 Structured Asset Securities Corp.:/2//4/
  Series 1998-RF2, Class A, 8.535% 2027                                        2,375     2,507
  Series 1998-RF1, Class A, 8.665% 2027                                        2,177     2,306     1.11
 Nationsbanc Montgomery Funding Corp.,                                         2,387     2,325      .54
  Series 1998-5, Class A-1, 6.00% 2013
 First Nationwide Trust, Series 1999-2, Class 1PA-1,                           1,901     1,857      .43
  6.50% 2029
 Norwest Asset Securities Corp., Series 1998-31,                               1,007       993      .23
  Class A-1, 6.25% 2014
 Ryland Acceptance Corp., Series 88, Class E,                                    708       709      .16
  7.95% 2019

Non-Pass-Through Agency Securities - 4.29%
Fannie Mae:
  6.00% 2008                                                                   7,100     7,127
  6.625% 2009                                                                  4,200     4,376
  6.25% 2029                                                                   1,450     1,457     3.00
Tennessee Valley Authority, Series G, 5.375% 2008                              3,250     3,116      .72
Freddie Mac 5.75% 2008                                                         2,500     2,472      .57

Agency Collateralized Mortgage Obligations /1/ - 3.12%
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                          6,278     6,034
 Series 1998-M6, Class A-2, 6.32% 2008                                         1,000     1,012     1.63
Freddie Mac:
 Series 1567, Class A, 5.118% 2023/2/                                          5,709     5,575
 Series 1507, Class JZ, 7.00% 2023                                               679       685
 Series 83-B, Class B-3, 12.50% 2013                                             155       169     1.49

Intergovernmental Development Authorities - 1.24%
Inter-American Development Bank  8.875% 2009                                   4,510     5,357     1.24

Non-U.S. Government Bonds -  0.24%
KfW International Finance Inc. 7.625% 2004                                     1,000     1,043      .24

Airlines -  0.12%
US Airways Group, Inc., Pass-Through Trust,                                      500       521      .12
 Series 2000-3G, 7.89% 2020 /1/
TOTAL BONDS & NOTES (cost: $396,340,000)                                               404,754    93.70




Short-Term Securities

Corporate Short-Term Notes - 6.67%

John Hancock Capital Corp. 6.55% due 1/8/01 /4/                               10,400    10,385     2.40
Verizon Global Funding Corp. 6.58% due 1/8/01                                  6,900     6,890     1.60
E.I. du Pont de Nemours and Co. 6.51% due 1/9/01                               4,500     4,493     1.04
American Express Credit Corp. 6.50% due 1/2/01                                 4,040     4,037      .94
Marsh USA Inc. 6.52% due 1/18/01/4/                                            3,000     2,990      .69
TOTAL SHORT-TERM SECURITIES (cost: $28,795,000)                                         28,795     6.67
TOTAL INVESTMENT SECURITIES (cost:$425,135,000)                                        433,549   100.37
Excess of payables over cash and receivables                                             1,602      .37
NET ASSETS                                                                            $431,947 100.00%


/1/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
/2/ Coupon rate may change periodically.
/3/ Index-linked bond whose principal amount moves
    with the government retail price index.
/4/ Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements
[end chart]


American Funds Insurance Series Cash Management Fund
Investment Portfolio, December 31, 2000
Investments in short-term securities

[begin chart]
                                                                       Principal    Market  Percent
SHORT-TERM SECURITIES                                                     Amount     Value   of Net
Corporate Short-Term Notes - 71.26%                                         (000)     (000)  Assets

Corporate Asset Funding Co. Inc.                                            8,725     8,720     3.36
 6.55%-6.58% due 1/2-1/5/01 (1)
USAA Capital Corp. 6.48% due 1/23/01                                        7,900     7,867     3.03
Merck & Co., Inc. 6.54% due 1/19/01                                         7,500     7,474     2.88
Preferred Receivables Funding Corp.                                         7,390     7,377     2.84
 6.60%-6.66% due 1/8-1/12/01 (1)
Estee Lauder Companies Inc. 6.50% due                                       7,400     7,374     2.84
 1/17-1/25/01 (1)
General Motors Acceptance Corp. 6.57%                                       7,200     7,176     2.76
 due 1/18/01
Marsh USA Inc. 6.55% due 1/12/01 (1)                                        7,000     6,985     2.69
Ford Motor Credit Co. 6.53% due 1/19/01                                     7,000     6,976     2.69
SBC Communications Inc. 6.42%-6.52%                                         7,000     6,971     2.69
 due 1/4-2/8/01 (1)
Alcoa Inc. 6.50%-6.55% due 1/3-1/24/01                                      6,700     6,677     2.57
A.I. Credit Corp. 6.48% due 1/24/01                                         6,700     6,671     2.57
Gannett Co., Inc. 6.50% due 1/5-1/8/01 (1)                                  6,400     6,393     2.46
Emerson Electric Co. 6.50% due 1/11/01 (1)                                  6,100     6,088     2.35
Household Finance Corp. 6.55% due 1/10/01                                   6,000     5,989     2.31
American Express Credit Corp. 6.54%                                         6,000     5,983     2.30
 due 1/16/01
Park Avenue Receivables Corp. 6.65%                                         6,000     5,981     2.30
 due 1/17/01 (1)
Coca-Cola Co. 6.51% due 1/29/01                                             6,000     5,969     2.30
American General Finance Corp. 6.54%                                        5,000     4,992     1.92
 due 1/9/01
Wells Fargo & Co. 6.53% due 1/9/01                                          5,000     4,992     1.92
Johnson & Johnson 6.49% due 1/10/01(1)                                      5,000     4,991     1.92
Gillette Co. 6.53% due 1/11/01 (1)                                          5,000     4,990     1.92
Verizon Global Funding Inc. 6.50%                                           5,000     4,977     1.92
 due 1/25/01
Kimberly-Clark Corp. 6.51% due 1/26/01(1)                                   5,000     4,976     1.92
Halliburton Co. 6.57% due 1/25/01 (1)                                       4,900     4,878     1.88
Eastman Kodak Co. 6.55%-6.57% due                                           4,640     4,623     1.78
 1/18-1/22/01
BellSouth Capital Funding Corp. 6.51%                                       4,500     4,498     1.73
 due 1/2/01 (1)
Harvard University 6.53% due 1/16/01                                        4,500     4,487     1.73
John Hancock Capital Corp. 6.45%                                            4,200     4,170     1.61
 due 2/9/01 (1)
Hershey Foods Corp. 6.51% due 1/3/01                                        3,400     3,398     1.31
Schering Corp. 6.48% due 1/12/01                                            3,400     3,391     1.31
Colgate-Palmolive Co. 6.30% due 2/15/01 (1)                                 3,300     3,273     1.26
Pitney Bowes Credit Corp. 6.51% due 1/12/01                                 2,992     2,986     1.15
E.I. du Pont de Nemours and Co. 6.50%                                       1,400     1,398      .54
 due 1/8/01
Archer Daniels Midland Co. 6.50% due 2/5/01                                 1,300     1,292      .50

Federal Agency Discount Notes - 28.18%
Freddie Mac 6.195%-6.40% due 1/23-2/13/01                                  41,244    41,001    15.79
Fannie Mae 6.18%-6.45% due 1/4-2/12/01                                     16,297    16,211     6.25
Federal Home Loan Banks 6.21%-6.39%                                        16,025    15,940     6.14
 due 1/24-2/5/01

TOTAL INVESTMENT SECURITIES (cost:$258,135,000)                                     258,135    99.44
Excess of cash and receivables over payables                                          1,459      .56

NET ASSETS                                                                         $259,594   100.00



(1) Purchased in a private placement transaction;
    resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements
[end chart]


American Funds Insurance Series
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
at December 31, 2000
(dollars in thousands, except
 per-share data)



                                                                Global             Small
                                                                Growth    Capitalization         Growth
                                                                  Fund              Fund            Fund

ASSETS:
Investment securities at market                               $881,424          $448,573     $10,072,797
Cash                                                                81               236             138
Receivables for-
 Sales of investments                                            2,328             1,151          26,893
 Sales of fund's shares                                            245               142           2,310
 Open forward currency
  contracts-net                                                      -                 -               -
 Dividends and interest                                            473               267           2,467

                                                               884,551           450,369      10,104,605

LIABILITIES:
Payables for-
 Purchases of investments                                        2,393               969          62,250
 Repurchases of fund's shares                                    1,768             1,455           5,946
 Open forward currency
  contracts - net                                                    -                 -              -
 Management services                                               491               300           3,074
 Distribution fees - Class 2                                         -                 -               -
 Other                                                             163                64             791
                                                                                      64
                                                                 4,815             2,788          72,061

NET ASSETS AT
 December 31,2000
 (Total $25,959,635)                                          $879,736          $447,581     $10,032,544

Investment securities at cost                                 $906,270          $492,765      $7,636,925



Class 1 (unlimited shares authorized):
 Net assets (Total $19,319,008)                               $317,405          $213,423      $7,676,515
 Shares of beneficial interest
  outstanding                                               18,397,820        14,945,921     104,426,113
 Net asset value per share                                      $17.25            $14.28          $73.51


Class 2 (unlimited shares authorized):
 Net assets (Total $6,640,627)                                $562,331          $234,158      $2,356,029
 Shares of beneficial interest
  outstanding                                               32,676,218        16,444,692      32,150,785
 Net asset value per share                                      $17.21            $14.24          $73.28



                                                                                    New           Growth
                                                         International             World          Income
                                                                  Fund              Fund            Fund

ASSETS:
Investment securities at market                             $3,325,048          $146,525      $7,994,185
Cash                                                               100               411              15
Receivables for-
 Sales of investments                                           17,736               150          25,983
 Sales of fund's shares                                            115                98           1,510
 Open forward currency
  contracts-net                                                    251                 -               -
 Dividends and interest                                          3,555               526           7,284

                                                             3,346,805           147,710       8,028,977

LIABILITIES:
Payables for-
 Purchases of investments                                          107               434          29,282
 Repurchases of fund's shares                                   13,658                66           3,065
 Open forward currency
  contracts - net                                                    -                -               -
 Management services                                             1,552               104           2,220
 Distribution fees - Class 2                                         -                 0               -
 Other                                                             479                32             719

                                                                15,796               636          35,286

NET ASSETS AT
 December 31,2000
 (Total $25,959,635)                                        $3,331,009          $147,074      $7,993,691

Investment securities at cost                               $2,832,585          $160,039      $7,303,988



Class 1 (unlimited shares authorized):
 Net assets (Total $19,319,008)                             $2,749,840           $45,474      $6,021,938
 Shares of beneficial interest
  outstanding                                              133,570,200         4,618,050     170,955,862
 Net asset value per share                                      $20.59             $9.85          $35.23


Class 2 (unlimited shares authorized):
 Net assets (Total $6,640,627)                                $581,169          $101,600      $1,971,753
 Shares of beneficial interest
  outstanding                                               28,300,964        10,325,166      56,121,471
 Net asset value per share                                      $20.54             $9.84          $35.13






                                                                 Asset                        High-Yield
                                                            Allocation              Bond            Bond
                                                                  Fund              Fund            Fund

ASSETS:
Investment securities at market                             $1,582,098          $295,877        $544,716
Cash                                                                15                12              72
Receivables for-
 Sales of investments                                               53             1,028             161
 Sales of fund's shares                                            108               250              73
 Open forward currency
  contracts-net                                                      -                 -               -
 Dividends and interest                                          8,901             4,371           9,697

                                                             1,591,175           301,538         554,719

LIABILITIES:
Payables for-
 Purchases of investments                                          174             6,358             803
 Repurchases of fund's shares                                      913               258             559
 Open forward currency
  contracts - net                                                  186                43             491
 Management services                                               577               117             232
 Distribution fees - Class 2                                         -                 -               -
 Other                                                             164                37              61

                                                                 2,014             6,813           2,146

NET ASSETS AT
 December 31,2000
 (Total $25,959,635)                                        $1,589,161          $294,725        $552,573

Investment securities at cost                               $1,414,178          $312,094        $678,371



Class 1 (unlimited shares authorized):
 Net assets (Total $19,319,008)                             $1,136,278          $150,657        $435,487
 Shares of beneficial interest
  outstanding                                               72,323,152        14,795,542      35,548,888
 Net asset value per share                                      $15.71            $10.18          $12.25


Class 2 (unlimited shares authorized):
 Net assets (Total $6,640,627)                                $452,883          $144,068        $117,086
 Shares of beneficial interest
  outstanding                                               28,898,550        14,184,228       9,582,310
 Net asset value per share                                      $15.67            $10.16          $12.22






                                                      U.S. Government/
                                                             AAA-Rated              Cash
                                                           Securities         Management
                                                                  Fund              Fund

ASSETS:
Investment securities at market                               $433,549          $258,135
Cash                                                                 6                71
Receivables for-
 Sales of investments                                            1,336                 -
 Sales of fund's shares                                              7             2,276
 Open forward currency
  contracts-net                                                      -                 -
 Dividends and interest                                          3,561                 -

                                                               438,459           260,482

LIABILITIES:
Payables for-
 Purchases of investments                                        5,745                 -
 Repurchases of fund's shares                                      557               764
 Open forward currency
  contracts - net                                                   -                  -
 Management services                                               167                99
 Distribution fees - Class 2                                         -                 -
 Other                                                              43                25

                                                                 6,512               888

NET ASSETS AT
 December 31,2000
 (Total $25,959,635)                                          $431,947          $259,594

Investment securities at cost                                 $425,135          $258,135



Class 1 (unlimited shares authorized):
 Net assets (Total $19,319,008)                               $361,519          $210,472
 Shares of beneficial interest
  outstanding                                               30,813,048        18,064,057
 Net asset value per share                                      $11.73            $11.65


Class 2 (unlimited shares authorized):
 Net assets (Total $6,640,627)                                 $70,428           $49,122
 Shares of beneficial interest
  outstanding                                                6,017,820         4,226,680
 Net asset value per share                                      $11.70            $11.62


See Notes to Financial Statements


Statement of Operations
for the year ended December 31, 2000
(dollars in thousands)


                                                                                    Global
                                                                  Global             Small
                                                                  Growth    Capitalization           Growth
                                                                    Fund              Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                     $   6,004         $   2,441     $     33,753
 Interest                                                          9,251             3,890           62,102
                                                                  15,255             6,331           95,855

Expenses:
 Management services fee                                           6,048             3,765           37,904
 Distribution fees - Class 2                                       1,342               507            4,601
 Reports to shareholders                                              34                18              398
 Registration statement and
  prospectus                                                          17                 8              207
 Postage, stationery and
  supplies                                                            21                11              244
 Trustees' fees                                                        7                 4               77
 Auditing and legal fees                                               2                 1               27
 Custodian fee                                                       232               120              467
 Taxes other than federal
  income tax                                                          10                 4              117
 Other                                                                11                19               38
                                                                   7,724             4,457           44,080
 Net investment income                                             7,531             1,874           51,775

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              73,741             9,170        2,280,646

Net change in unrealized appreciation
 (depreciation) on investments                                  (289,529)         (122,531)      (1,912,521)
Net change in unrealized  appreciation
 (depreciation)on open forward                                         -                 -                -
  currency contracts
Net unrealized appreciation
 (depreciation)                                                 (289,529)         (122,531)      (1,912,521)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                 (215,788)         (113,361)         368,125

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $(208,257)        $(111,487)      $  419,900




                                                                                       New          Growth-
                                                           International             World           Income
                                                                    Fund              Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                    $   34,245       $     1,135        $ 122,216
 Interest                                                         21,599             2,836           72,534
                                                                  55,844             3,971          194,750

Expenses:
 Management services fee                                          22,785             1,135           26,218
 Distribution fees - Class 2                                       1,335               195            3,861
 Reports to shareholders                                             171                 5              282
 Registration statement and
  prospectus                                                          95                 3              158
 Postage, stationery and
  supplies                                                            99                 3              166
 Trustees' fees                                                       32                 1               58
 Auditing and legal fees                                              15                 -               18
 Custodian fee                                                     1,625                53              154
 Taxes other than federal
  income tax                                                          56                 5               93
 Other                                                                77                 1               35
                                                                  26,290             1,401           31,043
 Net investment income                                            29,554             2,570          163,707

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                             740,507             1,028          868,800

Net change in unrealized appreciation
 (depreciation) on investments                                (1,718,088)          (24,684)        (423,172)
Net change in unrealized  appreciation
 (depreciation)on open forward                                       251                 -                -
  currency contracts
Net unrealized appreciation
 (depreciation)                                               (1,717,837)          (24,684)        (423,172)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                 (977,330)          (23,656)         445,628

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                   $ (947,776)          $(21,086)        $609,335




                                                                   Asset                         High-Yield
                                                              Allocation              Bond             Bond
                                                                    Fund              Fund             Fund

INVESTMENT INCOME:
Income:
 Dividends                                                       $18,897          $    430       $    1,524
 Interest                                                         48,658            22,495           62,110
                                                                  67,555            22,925           63,634

Expenses:
 Management services fee                                           6,965             1,324            3,078
 Distribution fees - Class 2                                         956               284              272
 Reports to shareholders                                              59                10               23
 Registration statement and
  prospectus                                                          37                 5               14
 Postage, stationery and
  supplies                                                            33                 6               14
 Trustees' fees                                                       12                 2                5
 Auditing and legal fees                                               4                 1                1
 Custodian fee                                                        36                11               21
 Taxes other than federal
  income tax                                                          20                 3                8
 Other                                                                15                 1                4
                                                                   8,137             1,647            3,440
 Net investment income                                            59,418            21,278           60,194

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              97,287            (3,514)           1,684

Net change in unrealized appreciation
 (depreciation) on investments                                   (89,076)           (4,118)         (79,557)
Net change in unrealized  appreciation
 (depreciation)on open forward                                      (186)              (43)            (664)
  currency contracts
Net unrealized appreciation
 (depreciation)                                                  (89,262)           (4,161)         (80,221)

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                    8,025            (7,675)         (78,537)

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $67,443         $  13,603     $    (18,343)



                                                        U.S. Government/
                                                               AAA-Rated              Cash
                                                              Securities        Management
                                                                    Fund              Fund

INVESTMENT INCOME:
Income:
 Dividends                                                            -                  -
 Interest                                                        $28,372           $17,818
                                                                  28,372            17,818

Expenses:
 Management services fee                                           2,058             1,267
 Distribution fees - Class 2                                         133               107
 Reports to shareholders                                              16                11
 Registration statement and
  prospectus                                                           9                 6
 Postage, stationery and
  supplies                                                             9                 6
 Trustees' fees                                                        3                 2
 Auditing and legal fees                                               1                 1
 Custodian fee                                                         9                 6
 Taxes other than federal
  income tax                                                           5                 4
 Other                                                                 3                 1
                                                                   2,246             1,411
 Net investment income                                            26,126            16,407

REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                              (4,040)               (1)

Net change in unrealized appreciation
 (depreciation) on investments                                    24,054                 1
Net change in unrealized  appreciation
 (depreciation)on open forward                                         -                 -
  currency contracts
Net unrealized appreciation
 (depreciation)                                                   24,054                 1

Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                                   20,014                 -

NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                       $46,140           $16,407

See Notes to Financial Statements



Statement of Changes in Net Assets
(dollars in thousands)


                                                             Global Growth Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $  7,531          $    349        $  3,449
Net realized gain (loss) on investments                             73,741             7,977          28,893
Net unrealized appreciation
  (depreciation) on investments                                   (289,529)          102,879         136,393
 Net increase (decrease) in net assets
  resulting from operations                                       (208,257)          111,205         168,735

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                              (390)           (1,567)         (1,453)
 Class 2                                                              (429)           (1,702)           (983)
  Total dividends from net                                            (819)           (3,269)         (2,436)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                            (3,671)          (13,131)         (4,603)
 Class 2                                                            (4,483)          (15,714)         (4,305)
  Total distributions from net realized
  gain on investments                                               (8,154)          (28,845)         (8,908)
Total dividends and distributions                                   (8,973)          (32,114)        (11,344)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        113,932             5,394          67,540
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,062            14,698           6,056
  Cost of shares repurchased                                       (43,462)           (1,060)        (10,585)
  Net increase (decrease) from                                      74,532            19,032          63,011
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        346,730            23,049         108,096
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,911            17,416           5,288
  Cost of shares repurchased                                       (55,234)              (78)         (1,571)
  Net increase (decrease) from                                     296,407            40,387         111,813
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                     370,939            59,419         174,824
TOTAL INCREASE (DECREASE) IN NET ASSETS                            153,709           138,510         332,215

NET ASSETS:
Beginning of period                                                726,027           587,517         255,302
End of period                                                     $879,736          $726,027        $587,517
Undistributed net investment income
  (distributions in excess of net income)                           $6,229           $(1,752)         $1,343

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    5,158,485           267,792       4,441,849
  Shares issued on reinvestment of
    dividends and distributions                                    173,789           741,190         444,162
  Shares repurchased                                            (2,208,616)          (51,502)       (681,311)
   Net increase (decrease) in                                    3,123,658           957,480       4,204,700
   shares outstanding

 Class 2:
  Shares sold                                                   16,629,735         1,134,476       6,844,522
  Shares issued on reinvestment of
    dividends and distributions                                    210,595           878,682         390,215
  Shares repurchased                                            (2,799,233)           (3,768)       (105,965)
   Net increase (decrease) in                                   14,041,097         2,009,390       7,128,772
 shares outstanding




                                                              Global Small Capitalization    Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $  1,874           $   (20)        $   588
Net realized gain (loss) on investments                              9,170             8,252          24,832
Net unrealized appreciation
  (depreciation) on investments                                   (122,531)           20,900          61,148
 Net increase (decrease) in net assets
  resulting from operations                                       (111,487)           29,132          86,568

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                              (740)             (109)           (520)
 Class 2                                                              (417)                -            (167)
  Total dividends from net                                          (1,157)             (109)           (687)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                            (5,149)          (15,436)           (842)
 Class 2                                                            (3,034)           (9,376)           (273)
  Total distributions from net realized
  gain on investments                                               (8,183)          (24,812)         (1,115)
Total dividends and distributions                                   (9,340)          (24,921)         (1,802)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        149,476            11,812          63,699
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    5,889            15,545           1,362
  Cost of shares repurchased                                       (55,796)           (2,213)        (27,291)
  Net increase (decrease) from                                      99,569            25,144          37,770
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        207,921            11,885          43,737
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    3,451             9,376             440
  Cost of shares repurchased                                       (31,335)             (152)           (617)
  Net increase (decrease) from                                     180,037            21,109          43,560
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                     279,606            46,253          81,330
TOTAL INCREASE (DECREASE) IN NET ASSETS                            158,779            50,464         166,096

NET ASSETS:
Beginning of period                                                288,802           238,338          72,242
End of period                                                     $447,581          $288,802        $238,338
Undistributed net investment income
  (distributions in excess of net income)                             $596              $(35)            $92

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    7,707,493           678,864       4,749,605
  Shares issued on reinvestment of
    dividends and distributions                                    285,017           940,440         129,600
  Shares repurchased                                            (3,294,816)         (127,204)     (2,142,344)
   Net increase (decrease) in                                    4,697,694         1,492,100       2,736,861
   shares outstanding

 Class 2:
  Shares sold                                                   11,885,516           682,640       3,234,870
  Shares issued on reinvestment of
    dividends and distributions                                    167,221           567,537          41,588
  Shares repurchased                                            (1,989,270)           (8,916)        (48,695)
   Net increase (decrease) in                                   10,063,467         1,241,261       3,227,763
 shares outstanding




                                                               Growth Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                    $   51,775        $      613      $   11,534
Net realized gain (loss) on investments                          2,280,646            65,111       1,261,163
Net unrealized appreciation
  (depreciation) on investments                                 (1,912,521)        1,119,232       1,604,675
 Net increase (decrease) in net assets
  resulting from operations                                        419,900         1,184,956       2,877,372

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                              (229)           (4,509)        (14,657)
 Class 2                                                                 -                 -            (246)
  Total dividends from net                                            (229)           (4,509)        (14,903)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                           (55,984)       (1,112,273)       (777,732)
 Class 2                                                            (9,478)         (151,014)        (47,436)
  Total distributions from net realized
  gain on investments                                              (65,462)       (1,263,287)       (825,168)
Total dividends and distributions                                  (65,691)       (1,267,796)       (840,071)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        136,930             2,748          96,088
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                   56,213         1,116,782         792,389
  Cost of shares repurchased                                    (1,133,920)          (93,709)       (792,339)
  Net increase (decrease) from                                    (940,777)        1,025,821          96,138
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                      1,270,114            72,052         403,546
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    9,478           151,014          47,682
  Cost of shares repurchased                                       (33,254)             (253)           (795)
  Net increase (decrease) from                                   1,246,338           222,813         450,433
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                     305,561         1,248,634         546,571
TOTAL INCREASE (DECREASE) IN NET ASSETS                            659,770         1,165,794       2,583,872

NET ASSETS:
Beginning of period                                              9,372,774         8,206,980       5,623,108
End of period                                                  $10,032,544        $9,372,774      $8,206,980
Undistributed net investment income
  (distributions in excess of net income)                          $50,110              $(67)         $4,340

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,766,766            38,157       1,565,510
  Shares issued on reinvestment of
    dividends and distributions                                    681,284        16,915,817      15,490,288
  Shares repurchased                                           (14,479,914)       (1,304,881)    (12,994,043)
   Net increase (decrease) in                                  (12,031,864)       15,649,093       4,061,755
   shares outstanding

 Class 2:
  Shares sold                                                   16,195,439           987,527       6,424,935
  Shares issued on reinvestment of
    dividends and distributions                                    115,022         2,288,785         933,831
  Shares repurchased                                              (435,576)           (3,525)        (13,499)
   Net increase (decrease) in                                   15,874,885         3,272,787       7,345,267
 shares outstanding



                                                             International Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                     $  29,554          $  1,288      $   35,635
Net realized gain (loss) on investments                            740,507            70,792         419,919
Net unrealized appreciation
  (depreciation) on investments                                 (1,717,837)          623,662         971,987
 Net increase (decrease) in net assets
  resulting from operations                                       (947,776)          695,742       1,427,541

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (1,756)          (13,966)        (43,883)
 Class 2                                                              (164)           (1,113)         (2,507)
  Total dividends from net                                          (1,920)          (15,079)        (46,390)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                           (63,556)         (361,017)        (47,832)
 Class 2                                                            (7,353)          (33,456)         (2,416)
  Total distributions from net realized
  gain on investments                                              (70,909)         (394,473)        (50,248)
Total dividends and distributions                                  (72,829)         (409,552)        (96,638)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        102,526             3,903          34,895
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                   65,313           374,983          91,716
  Cost of shares repurchased                                      (665,218)          (54,835)       (435,475)
  Net increase (decrease) from                                    (497,379)          324,051        (308,864)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        634,250            25,293          93,651
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    7,516            34,569           4,922
  Cost of shares repurchased                                      (296,708)           (3,448)         (2,045)
  Net increase (decrease) from                                     345,058            56,414          96,528
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (152,321)          380,465        (212,336)
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (1,172,926)          666,655       1,118,567

NET ASSETS:
Beginning of period                                              4,503,935         3,837,280       2,718,713
End of period                                                   $3,331,009        $4,503,935      $3,837,280
Undistributed net investment income
  (distributions in excess of net income)                          $28,152              $680         $15,014

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    3,908,710           149,417       1,765,824
  Shares issued on reinvestment of
    dividends and distributions                                  2,252,267        15,169,223       5,064,143
  Shares repurchased                                           (26,408,132)       (2,089,938)    (22,707,024)
   Net increase (decrease) in                                  (20,247,155)       13,228,702     (15,877,057)
   shares outstanding

 Class 2:
  Shares sold                                                   25,500,341           962,154       4,634,989
  Shares issued on reinvestment of
    dividends and distributions                                    259,730         1,398,428         269,559
  Shares repurchased                                           (12,098,031)         (134,060)       (104,840)
   Net increase (decrease) in                                   13,662,040         2,226,522       4,799,708
  shares outstanding



                                                                 New World Fund
                                                                Year ended      Period ended    Period ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/        1999 /2/
OPERATIONS:
Net investment income (loss)                                       $ 2,570            $  128          $  372
Net realized gain (loss) on investments                              1,028               272               9
Net unrealized appreciation
  (depreciation) on investments                                    (24,684)            7,725           3,445
 Net increase (decrease) in net assets
  resulting from operations                                        (21,086)            8,125           3,826

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                              (893)             (150)            (67)
 Class 2                                                            (1,704)             (108)            (34)
  Total dividends from net                                          (2,597)             (258)           (101)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                            (1,186)              (18)              -
 Class 2                                                            (2,479)              (16)              -
  Total distributions from net realized
  gain on investments                                               (3,665)              (34)              -
Total dividends and distributions                                   (6,262)             (292)           (101)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         33,244             4,008          25,029
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    2,079               169              67
  Cost of shares repurchased                                       (24,819)              (76)           (440)
  Net increase (decrease) from                                      10,504             4,101          24,656
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         87,851             6,314          26,970
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,183               123              34
  Cost of shares repurchased                                       (11,531)              (39)           (302)
  Net increase (decrease) from                                      80,503             6,398          26,702
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                      91,007            10,499          51,358
TOTAL INCREASE (DECREASE) IN NET ASSETS                             63,659            18,332          55,083

NET ASSETS:
Beginning of period                                                 83,415            65,083     10,000 /3/
End of period                                                     $147,074           $83,415         $65,083
Undistributed net investment income
  (distributions in excess of net income)                               $3              $129            $261

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    2,774,527           353,465       2,519,706
  Shares issued on reinvestment of
    dividends and distributions                                    208,400            14,709           7,034
  Shares repurchased                                            (2,208,299)           (6,839)        (44,653)
   Net increase (decrease) in                                      774,628           361,335       2,482,087
   shares outstanding

 Class 2:
  Shares sold                                                    7,689,098           555,757       2,709,210
  Shares issued on reinvestment of
    dividends and distributions                                    423,830            10,726           3,570
  Shares repurchased                                            (1,033,268)           (3,499)        (30,258)
   Net increase (decrease) in                                    7,079,660           562,984       2,682,522
 shares outstanding



                                                             Growth-Income Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                    $  163,707          $ 13,929      $  132,880
Net realized gain (loss) on investments                            868,800           112,696       1,254,871
Net unrealized appreciation
  (depreciation) on investments                                   (423,172)          116,969        (469,846)
 Net increase (decrease) in net assets
  resulting from operations                                        609,335           243,594         917,905

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                           (11,797)          (30,097)       (115,275)
 Class 2                                                            (2,282)           (4,645)        (11,450)
  Total dividends from net                                         (14,079)          (34,742)       (126,725)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                           (93,236)       (1,067,593)       (978,251)
 Class 2                                                           (19,969)         (190,136)        (85,964)
  Total distributions from net realized
  gain on investments                                             (113,205)       (1,257,729)     (1,064,215)
Total dividends and distributions                                 (127,284)       (1,292,471)     (1,190,940)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         39,402             1,257          30,036
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                  105,033         1,097,689       1,093,525
  Cost of shares repurchased                                    (1,128,187)         (113,133)     (1,041,360)
  Net increase (decrease) from                                    (983,752)          985,813          82,201
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        663,328            57,496         474,135
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                   22,251           194,782          97,415
  Cost of shares repurchased                                       (24,991)             (549)         (2,294)
  Net increase (decrease) from                                     660,588           251,729         569,256
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (323,164)        1,237,542         651,457
TOTAL INCREASE (DECREASE) IN NET ASSETS                            158,887           188,665         378,422

NET ASSETS:
Beginning of period                                              7,834,804         7,646,139       7,267,717
End of period                                                   $7,993,691        $7,834,804      $7,646,139
Undistributed net investment income
  (distributions in excess of net income)                         $163,210           $13,714         $34,526

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,167,777            35,851         774,972
  Shares issued on reinvestment of
    dividends and distributions                                  3,115,789        34,671,173      30,452,267
  Shares repurchased                                           (33,818,023)       (3,155,701)    (26,889,197)
   Net increase (decrease) in                                  (29,534,457)       31,551,323       4,338,042
   shares outstanding

 Class 2:
  Shares sold                                                   19,847,387         1,563,119      12,167,829
  Shares issued on reinvestment of
    dividends and distributions                                    660,675         6,154,235       2,709,787
  Shares repurchased                                              (758,253)          (16,395)        (59,137)
   Net increase (decrease) in                                   19,749,809         7,700,959      14,818,479
 shares outstanding



                                                                     Asset Allocation        Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $ 59,418           $ 5,313        $ 59,629
Net realized gain (loss) on investments                             97,287            (2,150)        108,464
Net unrealized appreciation
  (depreciation) on investments                                    (89,262)           21,367         (42,237)
 Net increase (decrease) in net assets
  resulting from operations                                         67,443            24,530         125,856

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (4,499)          (12,197)        (51,835)
 Class 2                                                            (1,199)           (2,742)         (7,683)
  Total dividends from net                                          (5,698)          (14,939)        (59,518)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -           (87,617)       (102,723)
 Class 2                                                                 -           (21,187)        (12,480)
  Total distributions from net realized
  gain on investments                                                    -          (108,804)       (115,203)
Total dividends and distributions                                   (5,698)         (123,743)       (174,721)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         13,525               945          16,085
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,499            99,814         154,558
  Cost of shares repurchased                                      (312,661)          (27,140)       (231,188)
  Net increase (decrease) from                                    (294,637)           73,619         (60,545)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                        125,521            16,286         138,364
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    1,199            23,929          20,163
  Cost of shares repurchased                                       (32,787)           (1,014)         (5,215)
  Net increase (decrease) from                                      93,933            39,201         153,312
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (200,704)          112,820          92,767
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (138,959)           13,607          43,902

NET ASSETS:
Beginning of period                                              1,728,120         1,714,513       1,670,611
End of period                                                   $1,589,161        $1,728,120      $1,714,513
Undistributed net investment income
  (distributions in excess of net income)                          $59,114            $5,116         $14,824

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                      919,045            61,842       1,006,722
  Shares issued on reinvestment of
    dividends and distributions                                    299,642         6,831,915       9,936,348
  Shares repurchased                                           (20,973,001)       (1,747,496)    (14,375,597)
   Net increase (decrease) in                                  (19,754,314)        5,146,261      (3,432,527)
   shares outstanding

 Class 2:
  Shares sold                                                    8,419,310         1,035,600       8,584,297
  Shares issued on reinvestment of
    dividends and distributions                                     79,953         1,637,814       1,294,397
  Shares repurchased                                            (2,220,301)          (66,355)       (326,832)
   Net increase (decrease) in                                    6,278,962         2,607,059       9,551,862
 shares outstanding




                                                                 Bond Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $ 21,278            $1,621        $ 17,076
Net realized gain (loss) on investments                             (3,514)             (155)         (1,349)
Net unrealized appreciation
  (depreciation) on investments                                     (4,161)               50         (10,336)
 Net increase (decrease) in net assets
  resulting from operations                                         13,603             1,516           5,391

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (1,045)           (3,003)        (12,348)
 Class 2                                                              (649)           (1,422)         (3,828)
  Total dividends from net                                          (1,694)           (4,425)        (16,176)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -                 -            (861)
 Class 2                                                                 -                 -            (219)
  Total distributions from net realized
  gain on investments                                                    -                 -          (1,080)
Total dividends and distributions                                   (1,694)           (4,425)        (17,256)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         14,225               226          23,707
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    1,045             3,003          13,208
  Cost of shares repurchased                                       (40,318)           (5,507)        (40,585)
  Net increase (decrease) from                                     (25,048)           (2,278)         (3,670)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         63,674             5,106          37,873
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                      649             1,422           4,048
  Cost of shares repurchased                                       (10,693)             (424)         (4,348)
  Net increase (decrease) from                                      53,630             6,104          37,573
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                      28,582             3,826          33,903
TOTAL INCREASE (DECREASE) IN NET ASSETS                             40,491               917          22,038

NET ASSETS:
Beginning of period                                                254,234           253,317         231,279
End of period                                                     $294,725          $254,234        $253,317
Undistributed net investment income
  (distributions in excess of net income)                          $20,559            $1,580          $4,385

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,433,257            22,935       2,350,427
  Shares issued on reinvestment of
    dividends and distributions                                    106,703           308,959       1,326,283
  Shares repurchased                                            (4,094,386)         (559,581)     (4,049,517)
   Net increase (decrease) in                                   (2,554,426)         (227,687)       (372,807)
   shares outstanding

 Class 2:
  Shares sold                                                    6,451,792           517,185       3,794,942
  Shares issued on reinvestment of
    dividends and distributions                                     66,385           146,356         407,478
  Shares repurchased                                            (1,080,320)          (43,351)       (435,922)
   Net increase (decrease) in                                    5,437,857           620,190       3,766,498
 shares outstanding



                                                                High-Yield Bond Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                      $ 60,194            $5,386        $ 66,908
Net realized gain (loss) on investments                              1,684              (922)        (13,757)
Net unrealized appreciation
  (depreciation) on investments                                    (80,221)            7,971         (22,449)
 Net increase (decrease) in net assets
  resulting from operations                                        (18,343)           12,435          30,702

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (4,712)          (13,126)        (64,228)
 Class 2                                                              (901)           (2,138)         (7,684)
  Total dividends from net                                          (5,613)          (15,264)        (71,912)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -                 -          (9,729)
 Class 2                                                                 -                 -            (966)
  Total distributions from net realized
  gain on investments                                                    -                 -         (10,695)
Total dividends and distributions                                   (5,613)          (15,264)        (82,607)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         20,394             1,744          18,289
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    4,712            13,126          73,957
  Cost of shares repurchased                                      (156,499)          (15,279)       (171,534)
  Net increase (decrease) from                                    (131,393)             (409)        (79,288)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         58,966             3,289          30,578
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                      901             2,138           8,650
  Cost of shares repurchased                                       (37,271)             (940)         (6,260)
  Net increase (decrease) from                                      22,596             4,487          32,968
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (108,797)            4,078         (46,320)
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (132,753)            1,249         (98,225)

NET ASSETS:
Beginning of period                                                685,326           684,077         782,302
End of period                                                     $552,573          $685,326        $684,077
Undistributed net investment income
  (distributions in excess of net income)                          $59,067            $4,014         $13,841

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,621,067           136,572       1,381,259
  Shares issued on reinvestment of
    dividends and distributions                                    378,124         1,034,422       5,670,708
  Shares repurchased                                           (12,426,861)       (1,188,364)    (12,975,153)
   Net increase (decrease) in                                  (10,427,670)          (17,370)     (5,923,186)
   shares outstanding

 Class 2:
  Shares sold                                                    4,685,330           254,659       2,325,235
  Shares issued on reinvestment of
    dividends and distributions                                     72,343           168,481         665,715
  Shares repurchased                                            (2,954,426)          (73,302)       (480,054)
   Net increase (decrease) in                                    1,803,247           349,838       2,510,896
 shares outstanding



                                                          U.S. Government/
                                                                 AAA-Rated
                                                           Securities Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                       $26,126           $ 2,476        $ 32,028
Net realized gain (loss) on investments                             (4,040)             (450)         (3,881)
Net unrealized appreciation
  (depreciation) on investments                                     24,054            (3,972)        (27,213)
 Net increase (decrease) in net assets
  resulting from operations                                         46,140            (1,946)            934

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (2,112)           (6,962)        (30,055)
 Class 2                                                              (248)             (756)         (2,227)
  Total dividends from net                                          (2,360)           (7,718)        (32,282)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -                 -               -
 Class 2                                                                 -                 -               -
  Total distributions from net realized
  gain on investments                                                    -                 -               -
Total dividends and distributions                                   (2,360)           (7,718)        (32,282)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                         18,053               941          27,407
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    2,112             6,961          30,055
  Cost of shares repurchased                                      (117,154)          (10,015)       (133,690)
  Net increase (decrease) from                                     (96,989)           (2,113)        (76,228)
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         28,287             1,753          22,324
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                      248               757           2,227
  Cost of shares repurchased                                       (11,933)             (358)         (7,625)
  Net increase (decrease) from                                      16,602             2,152          16,926
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                     (80,387)               39         (59,302)
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (36,607)           (9,625)        (90,650)

NET ASSETS:
Beginning of period                                                468,554           478,179         568,829
End of period                                                     $431,947          $468,554        $478,179
Undistributed net investment income
  (distributions in excess of net income)                          $26,076            $2,310          $7,682

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                    1,640,180            87,758       2,460,496
  Shares issued on reinvestment of
    dividends and distributions                                    196,819           659,229       2,735,646
  Shares repurchased                                           (10,836,246)         (935,749)    (12,168,746)
   Net increase (decrease) in                                   (8,999,247)         (188,762)     (6,972,604)
   shares outstanding

 Class 2:
  Shares sold                                                    2,556,428           162,396       2,025,288
  Shares issued on reinvestment of
    dividends and distributions                                     23,195            71,621         203,277
  Shares repurchased                                            (1,103,992)          (33,738)       (691,609)
   Net increase (decrease) in                                    1,475,631           200,279       1,536,956
 shares outstanding




                                                           Cash Management Fund
                                                                Year ended      Period ended      Year ended
                                                              December 31,      December 31,    November 30,
                                                                     2000           1999 /1/            1999
OPERATIONS:
Net investment income (loss)                                       $16,407            $1,610         $14,942
Net realized gain (loss) on investments                                 (1)                -               -
Net unrealized appreciation
  (depreciation) on investments                                          1                 2              (3)
 Net increase (decrease) in net assets
  resulting from operations                                         16,407             1,612          14,939

DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                            (1,412)           (3,707)        (13,032)
 Class 2                                                              (223)             (526)         (1,667)
  Total dividends from net                                          (1,635)           (4,233)        (14,699)
  investment income
Distributions from net realized gain on
 investments:
 Class 1                                                                 -                 -               -
 Class 2                                                                 -                 -               -
  Total distributions from net realized
  gain on investments                                                    -                 -               -
Total dividends and distributions                                   (1,635)           (4,233)        (14,699)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                        243,588            19,537         282,973
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                    1,412             3,707          13,032
  Cost of shares repurchased                                      (363,939)          (10,257)       (239,463)
  Net increase (decrease) from                                    (118,939)           12,987          56,542
  Class 1 transactions

 Class 2:
  Proceeds from shares sold                                         76,253             4,545          41,842
  Proceeds from shares
   issued on reinvestment
   of dividends and distributions                                      223               526           1,667
  Cost of shares repurchased                                       (77,614)           (4,794)        (29,551)
  Net increase (decrease) from                                      (1,138)              277          13,958
  Class 2 transactions
 Net increase (decrease) in net
  assets resulting from capital share
  transactions                                                    (120,077)           13,264          70,500
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (105,305)           10,643          70,740

NET ASSETS:
Beginning of period                                                364,899           354,256         283,516
End of period                                                     $259,594          $364,899        $354,256
Undistributed net investment income
  (distributions in excess of net income)                          $16,364            $1,592          $4,215

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                   21,561,453         1,759,589      25,510,844
  Shares issued on reinvestment of
    dividends and distributions                                    126,920           336,087       1,182,023
  Shares repurchased                                           (32,303,458)         (922,781)    (21,593,174)
   Net increase (decrease) in                                  (10,615,085)        1,172,895       5,099,693
   shares outstanding

 Class 2:
  Shares sold                                                    6,728,316           409,857       3,773,972
  Shares issued on reinvestment of
    dividends and distributions                                     20,032            47,642         151,230
  Shares repurchased                                            (6,873,670)         (431,087)     (2,666,463)
   Net increase (decrease) in                                     (125,322)           26,412       1,258,739
 shares outstanding



/1/ Represents the one-month period
    ended December 31, 1999.
/2/ For the period June 17, 1999,
    commencement of operations, through
    November 30, 1999.
/3/ Represents initial capitalization
    from the sale of 1,000,000 Class 1
    shares of beneficial interest.

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series"), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 11 different funds. The series' year-end changed from November 30 to December 31, effective December 1,1999. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the United States and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; New World Fund - long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund -high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund in the series offers Class 1 and Class 2 shares. Only Class 2 shares bear certain distribution expenses. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the series in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market.

Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the fixed-income securities held by the series to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the series will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class 1 and Class 2 shares based on their relative net asset values. Distribution expenses and any other applicable class-specific expenses are accrued daily and charged to the respective share class.


2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.


3. FEDERAL INCOME TAXATION

The series complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the series is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the series.

The Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund, and the Cash Management Fund had net capital loss carryforwards available at December 31, 2000, as indicated in the table below. These amounts may be used to offset capital gains realized during subsequent years expiring December 31, 2002, through 2008, and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains. The Asset Allocation Fund and the High-Yield Bond Fund utilized prior year capital loss carryforward of $2,150,000 and $7,310,000, respectively.

Additional tax basis disclosures for and as of the year ended December 31, 2000, are as follows:

                                                                                                  (dollars in
                                                                                                   thousands)


                                                                 Global         Global Small
                                                                 Growth       Capitalization           Growth
                                                                   Fund                 Fund             Fund



 For the year
  ended December 31, 2000:

  Net capital gain (loss)                               $         73,069       $       27,397      $ 2,286,603
  Net currency gain (loss)                                            69                  (68)             (18)
  Losses during the period
  November 1, 2000
   to December 31, 2000 deferred
   to the fiscal year ending
   December 31, 2001
   related to the following:
   Currency                                                           18                   14               -
   Capital gains                                                     418               17,005               -

 As of December 31, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                                  129,805               71,271        3,090,937
  Unrealized
   depreciation                                                  154,651              119,772          659,554
  Net unrealized
   appreciation
   (depreciation)                                                (24,846)             (48,501)       2,431,383
  Cost of portfolio
   securities                                                    906,270              497,074        7,641,414

  Reclassification from (to)
   undistributed
   net investment income to (from)
   undistributed net realized gain                                (1,269)                  86            1,369
  Capital loss carryforward                                            -                    -                -






                                                                                         New          Growth-
                                                          International                World           Income
                                                                   Fund                 Fund             Fund



 For the year
  ended December 31, 2000:

  Net capital gain (loss)                               $        741,240       $        3,405      $   871,420
  Net currency gain (loss)                                          (438)                 (81)             (28)
  Losses during the period
   November 1, 2000
   to December 31, 2000
   deferred to the fiscal year
   ending December 31, 2001
   related to the following:
   Currency                                                           -                    21               23
   Capital gains                                                      -                 2,274               -

 As of December 31, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                                  922,014               12,475        1,621,772
  Unrealized
   depreciation                                                  429,551               26,173          934,064
  Net unrealized
   appreciation
   (depreciation)                                                492,463              (13,698)         687,708
  Cost of portfolio
   securities                                                  2,832,585              160,223        7,306,477

  Reclassification from (to)
   undistributed
   net investment income to (from)
   undistributed net realized gain                                   162                   99              132
  Capital loss carryforward                                            -                   -                 -






                                                                  Asset                            High-Yield
                                                             Allocation                 Bond             Bond
                                                                   Fund                 Fund             Fund



 For the year
  ended December 31, 2000:

  Net capital gain (loss)                               $         94,859       $       (2,909)     $     7,310
  Net currency gain (loss)                                            92                 (605)             253
  Losses during the period
   November 1, 2000
   to December 31, 2000 deferred
   to the fiscal year
   ending December 31, 2001
   related to the following:
   Currency                                                          210                   -               444
   Capital gains                                                      -                    -             6,099

 As of December 31, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                                  318,541                5,788           15,977
  Unrealized
   depreciation                                                  150,621               22,183          149,884
  Net unrealized
   appreciation
   (depreciation)                                                167,920              (16,395)        (133,907)
  Cost of portfolio
   securities                                                  1,414,178              312,272          678,623

  Reclassification from (to)
   undistributed
   net investment income to (from)
   undistributed net realized gain                                  (278)                 605             (472)
  Capital loss carryforward                                           -                 4,409           12,390








                                                       U.S. Government/                 Cash
                                                              AAA-Rated           Management
                                                        Securities Fund                 Fund



 For the year
  ended December 31, 2000:

  Net capital gain (loss)                               $         (4,040)      $           (1)
  Net currency gain (loss)                                            -                    -
  Losses during the period
  November 1, 2000
   to December 31, 2000 deferred
   to the fiscal year
   ending December 31, 2001
   related to the following:
   Currency                                                           -                    -
   Capital gains                                                      -                    -

 As of December 31, 2000 (excluding
  forward currency contracts):

  Unrealized
   appreciation                                                   10,078                    -
  Unrealized
   depreciation                                                    1,664                    -
  Net unrealized
   appreciation
   (depreciation)                                                  8,414                    -
  Cost of portfolio
   securities                                                    425,135              258,135

  Reclassification from (to)
   undistributed
   net investment income to (from)
   undistributed net realized gain                                    -                    -
  Capital loss carryforward                                       23,898                    1



4.  FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fees for management services were incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following annual rates and net asset levels:

                                           NET ASSET LEVEL       (IN BILLIONS)
FUND                            RATE       IN EXCESS OF          UP TO
Global Growth                   .69%       $-                    $.6
                                .59        .6                    1.2
                                .53        1.2

Global Small                    .80        -                     .6
Capitalization                  .74        .6

Growth                          .50        -                     .6
                                .45        .6                    1.0
                                .42        1.0                   2.0
                                .37        2.0                   3.0
                                .35        3.0                   5.0
                                .33        5.0                   8.0
                                .315       8.0                   13.0
                                .30        13.0

International                   .69        -                     .5
                                .59        .5                    1.0
                                .53        1.0                   1.5
                                .50        1.5                   2.5
                                .48        2.5                   4.0
                                .47        4.0                   6.5
                                .46        6.5                   10.5
                                .45        10.5

New World Fund                  .85        -

Growth-Income                   .50        -                     .6
                                .45        .6                    1.5
                                .40        1.5                   2.5
                                .32        2.5                   4.0
                                .285       4.0                   6.5
                                .256       6.5                   10.5
                                .242       10.5

Asset Allocation                .50        -                     .6
                                .42        .6                    1.2
                                .36        1.2                   2.0
                                .32        2.0

Bond                            .48        -                     .6
                                .44        .6                    1.0
                                .40        1.0

High-Yield Bond                 .50        -                     .6
                                .46        .6                    1.0
                                .45        1.0

U.S. Government/AAA-            .46        -                     .6
Rated Securities                .40        .6                    1.0
                                .36        1.0

Cash Management                 .50        -                     .1
                                .42        .1                    .4
                                .38        .4


DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, each fund may expend 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the year ended December 31, 2000, distribution expenses under the Plan for the series aggregated $13,593,000. As of December 31, 2000, accrued and unpaid distribution expenses were $1,373,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of December 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Trustees, were $828,000.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. Officers of the series and certain Trustees are or may be considered to be affiliated with CRMC. No such persons received any remuneration directly from the series.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The following table (page 104) presents additional information for and as of the year ended December 31, 2000:

                                                                                  (dollars in     thousands)
                                                                 Global         Global Small
                                                                 Growth       Capitalization          Growth
                                                                   Fund                 Fund            Fund



 For the year
  ended December 31, 2000:
  Purchases of
   investment
   securities /1/                                       $        638,902       $      501,376      $4,603,042
  Sales of invest-
   ment securities /1/                                           317,844              250,263       5,076,661
  Non-U.S taxes withheld on
   dividend and interest income                                      575                  238             829
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                       50                  (84)            (38)

 Composition of net assets
  as of December 31, 2000:
  Capital paid in on shares of
   beneficial interest                                           826,052              482,035       5,264,903
  Undistributed net investment
   income                                                          6,229                  596          50,110
  Accumulated net realized
   gain (loss)                                                    72,290                9,141       2,281,656
  Net unrealized
   appreciation (depreciation)                                   (24,835)             (44,191)      2,435,875
  Net Assets                                                     879,736              447,581      10,032,544




                                                                                         New         Growth-
                                                          International                World          Income
                                                                   Fund                 Fund            Fund



 For the year
  ended December 31, 2000:
  Purchases of
   investment
   securities /1/                                       $      1,638,082       $      121,738      $3,122,479
  Sales of invest-
   ment securities /1/                                         2,001,184               44,944       3,636,797
  Non-U.S taxes withheld on
   dividend and interest income                                    4,963                  160               -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                     (689)                (102)            (52)

 Composition of net assets
  as of December 31, 2000:
  Capital paid in on shares of
   beneficial interest                                         2,069,676              162,859       6,271,599
  Undistributed net investment
   income                                                         28,152                    3         163,210
  Accumulated net realized
   gain (loss)                                                   740,523               (2,274)        868,680
  Net unrealized
   appreciation (depreciation)                                   492,658              (13,514)        690,202
  Net Assets                                                   3,331,009              147,074       7,993,691



                                                                 Asset                            High-Yield
                                                            Allocation                  Bond            Bond
                                                                  Fund                  Fund            Fund



 For the year
  ended December 31, 2000:
  Purchases of
   investment
   securities /1/                                       $        485,162       $      162,291      $  285,868
  Sales of invest-
   ment securities /1/                                           593,329              125,199         340,637
  Non-U.S taxes withheld on
   dividend and interest income                                       -                    -                -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                      140                   26           1,484

 Composition of net assets
  as of December 31, 2000:
  Capital paid in on shares of
   beneficial interest                                         1,267,450              294,820         646,104
  Undistributed net investment
   income                                                         59,114               20,559          59,067
  Accumulated net realized
   gain (loss)                                                    94,859               (4,409)        (18,488)
  Net unrealized
   appreciation (depreciation)                                   167,738              (16,245)       (134,110)
  Net Assets                                                   1,589,161              294,725         552,573



                                                       U.S. Government/                 Cash
                                                              AAA-Rated           Management
                                                        Securities Fund                 Fund



 For the year
  ended December 31, 2000:
  Purchases of
   investment
   securities /1/                                       $        214,365           $2,526,377
  Sales of invest-
   ment securities /1/                                           283,222            2,646,624
  Non-U.S taxes withheld on
   dividend and interest income                                       -                    -
  Book basis net currency
   gain (loss) on dividends,
   interest, sales of
   non-U.S. bonds, forward currency
   contracts, and other receivables
   and payables                                                       -                     -

 Composition of net assets
  as of December 31, 2000:
  Capital paid in on shares of
   beneficial interest                                           421,355              243,231
  Undistributed net investment
   income                                                         26,076               16,364
  Accumulated net realized
   gain (loss)                                                   (23,898)                  (1)
  Net unrealized
   appreciation (depreciation)                                     8,414                   -
  Net Assets                                                     431,947              259,594


 /1/ Excludes short-term
 securities, except for the
 Cash Management Fund.


Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended December 31, 2000, custodian fees for the series aggregated $2,734,000 which includes $178,000 that was paid by these credits rather than in cash.

At December 31, 2000, the International Fund, the New World Fund, the Asset Allocation Fund, the Bond Fund, and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                          Contract   Amount
 Non-U.S. Currency
  Sale Contracts                                      Fund                Non-U.S.                 U.S.

 Japanese yen
       expiring 03/30/2001                   International        yen6,189,810,000        $   55,000,000
 Korean won
     expiring 6/29/01                           New World         won2,217,250,000             1,750,000
 Euro
     expiring 2/07/01                     Asset Allocation           euro2,360,000             2,034,556
 Euro
     expiring 2/28/01                                 Bond             euro500,000               428,000
 British pounds
     expiring 1/10-3/19/01                 High-Yield Bond          pound3,083,000             4,449,000
 Euro
     expiring 1/25-3/29/01                 High-Yield Bond           euro3,450,000             2,931,000



                                                                              U.S.   Valuation
                                                                                             Unrealized
 Non-U.S. Currency                                                                         Appreciation
  Sale Contracts                                      Fund                  Amount       (Depreciation)

 Japanese yen
       expiring 03/30/2001                   International         $     54,749,274       $      250,726
 Korean won
     expiring 6/29/01                           New World                 1,749,650                  350
 Euro
     expiring 2/07/01                     Asset Allocation                2,221,110             (186,554)
 Euro
     expiring 2/28/01                                 Bond                  471,000              (43,000)
 British pounds
     expiring 1/10-3/19/01                 High-Yield Bond                4,609,000             (160,000)
 Euro
     expiring 1/25-3/29/01                 High-Yield Bond                3,248,000             (317,000)




PER-SHARE DATA AND RATIOS /1/


                                                                                       Net gains
                                                                                     (losses) on
                                                    Net asset          Net            securities
                                                       value,      invest-        (both realized
Period                                              beginning         ment                   and
Ended                                               of period       income           unrealized)

Global Growth Fund /3/
 Class 1
12/31/2000                                             $21.42         $.20 /4/            $(4.15)/4/
12/31/1999                                              18.99          .01                  3.43
11/30/1999                                              13.02          .14                  6.39
11/30/1998                                              10.62          .13                  2.43
11/30/1997                                              10.00          .06                   .59
 Class 2
12/31/2000                                              21.41          .15 /4/             (4.13)/4/
12/31/1999                                              18.98          .01                  3.42
11/30/1999                                              13.02          .11                  6.37
11/30/1998                                              10.61          .10                  2.44
11/30/1997                                              10.00          .03                   .60

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                             $17.37         $.09 /4/            $(2.81)/4/
12/31/1999                                              17.16          -                    1.92
11/30/1999                                               9.11          .06                  8.20
11/30/1998                                              10.00          .07                  (.92)
 Class 2
12/31/2000                                              17.36          .04 /4/             (2.80)/4/
12/31/1999                                              17.14          -                    1.92
11/30/1999                                               9.10          .04                  8.19
11/30/1998                                              10.00          .04                  (.91)

Growth Fund
 Class 1
12/31/2000                                             $70.62         $.41 /4/            $ 2.97 /4/
12/31/1999                                              72.12          .01                  9.64
11/30/1999                                              54.91          .11                 25.35
11/30/1998                                              50.12          .19                 10.91
11/30/1997                                              43.53          .27                  9.61
11/30/1996                                              41.81          .24                  5.17
 Class 2
12/31/2000                                              70.57          .25 /4/              2.95 /4/
12/31/1999                                              72.04          -                    9.63
11/30/1999                                              54.88         (.02)                25.33
11/30/1998                                              50.09          .08                 10.90
11/30/1997                                              40.59          .11                  9.51

International Fund
 Class 1
12/31/2000                                             $26.74         $.18 /4/            $(5.90)/4/
12/31/1999                                              25.08          .01                  4.34
11/30/1999                                              16.57          .25                  8.87
11/30/1998                                              16.07          .22                  2.21
11/30/1997                                              15.53          .25                  1.18
11/30/1996                                              13.89          .28                  1.96
 Class 2
12/31/2000                                              26.73          .13 /4/             (5.89)/4/
12/31/1999                                              25.07          .01                  4.33
11/30/1999                                              16.56          .10                  8.98
11/30/1998                                              16.06          .20                  2.19
11/30/1997                                              15.86          .13                   .23

New World Fund (6)
 Class 1
12/31/2000                                             $11.77         $.24 /4/            $(1.70)/4/
12/31/1999                                              10.56          .01                  1.25
11/30/1999                                              10.00          .07                   .51
 Class 2
12/31/2000                                              11.77          .20 /4/             (1.69)/4/
12/31/1999                                              10.55          .02                  1.25
11/30/1999                                              10.00          .06                   .51

Growth Income Fund
 Class 1
12/31/2000                                             $33.08         $.72 /4/             $1.98 /4/
12/31/1999                                              38.70          .06                   .88
11/30/1999                                              40.73          .69                  3.94
11/30/1998                                              39.97          .67                  4.60
11/30/1997                                              35.73          .73                  6.78
11/30/1996                                              31.47          .71                  5.55
 Class 2
12/31/2000                                              33.07          .65 /4/              1.96 /4/
12/31/1999                                              38.67          .07                   .87
11/30/1999                                              40.70          .59                  3.94
11/30/1998                                              39.94          .58                  4.60
11/30/1997                                              34.10          .37                  5.82

Asset Allocation Fund
 Class 1
12/31/2000                                             $15.07         $.56 /4/             $ .13 /4/
12/31/1999                                              16.03          .05                   .15
11/30/1999                                              16.57          .58                   .60
11/30/1998                                              16.16          .58                  1.27
11/30/1997                                              15.18          .55                  1.94
11/30/1996                                              13.77          .53                  1.89
 Class 2
12/31/2000                                              15.06          .53 /4/               .13 /4/
12/31/1999                                              16.02          .05                   .14
11/30/1999                                              16.56          .53                   .61
11/30/1998                                              16.15          .53                  1.28
11/30/1997                                              14.43          .29                  1.69

Bond Fund (7)
 Class 1
12/31/2000                                             $ 9.74         $.80 /4/             $(.29)/4/
12/31/1999                                               9.86          .07                  (.01)
11/30/1999                                              10.37          .73                  (.50)
11/30/1998                                              10.62          .67                  (.15)
11/30/1997                                              10.31          .63                   .30
11/30/1996                                              10.00          .40                   .16
 Class 2
12/31/2000                                               9.74          .78 /4/              (.30)/4/
12/31/1999                                               9.85          .06                   -
11/30/1999                                              10.36          .67                  (.47)
11/30/1998                                              10.61          .65                  (.15)
11/30/1997                                              10.11          .35                   .46

High-Yield Bond Fund
 Class 1
12/31/2000                                             $12.75        $1.24 /4/            $(1.63)/4/
12/31/1999                                              12.81          .11                   .12
11/30/1999                                              13.77         1.26                  (.72)
11/30/1998                                              14.96         1.26                 (1.04)
11/30/1997                                              14.51         1.29                   .43
11/30/1996                                              13.99         1.28                   .54
 Class 2
12/31/2000                                              12.75         1.22 /4/             (1.64)/4/
12/31/1999                                              12.80          .11                   .12
11/30/1999                                              13.76         1.18                  (.67)
11/30/1998                                              14.95         1.25                 (1.06)
11/30/1997                                              14.28          .69                   .61

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                             $10.56         $.68 /4/              $.55 /4/
12/31/1999                                              10.78          .06                  (.10)
11/30/1999                                              11.43          .69                  (.67)
11/30/1998                                              11.18          .68                   .26
11/30/1997                                              11.29          .76                  (.07)
11/30/1996                                              11.52          .83                  (.24)
 Class 2
12/31/2000                                              10.56          .65 /4/               .55 /4/
12/31/1999                                              10.78          .05                  (.10)
11/30/1999                                              11.42          .65                  (.64)
11/30/1998                                              11.17          .68                   .24
11/30/1997                                              10.83          .38                   .33

Cash Management Fund
 Class 1
12/31/2000                                             $11.05         $.65 /4/              $.01 /4/
12/31/1999                                              11.13          .05                   -
11/30/1999                                              11.13          .49                   .02
11/30/1998                                              11.13          .57                  (.01)
11/30/1997                                              11.12          .57                  (.01)
11/30/1996                                              11.11          .54                   .01
 Class 2
12/31/2000                                              11.04          .63 /4/               .01 /4/
12/31/1999                                              11.12          .05                   -
11/30/1999                                              11.12          .48                   -
11/30/1998                                              11.12          .55                  (.02)
11/30/1997                                              11.07          .28                   .03






                                                        Total    Dividends
                                                         from    (from net
                                                      invest-      invest-         Distributions
Period                                                   ment         ment         (from capital
Ended                                              operations      income)                gains)

Global Growth Fund /3/
 Class 1
12/31/2000                                             $(3.95)       $(.02)                $(.20)
12/31/1999                                               3.44         (.11)                 (.90)
11/30/1999                                               6.53         (.12)                 (.44)
11/30/1998                                               2.56         (.14)                 (.02)
11/30/1997                                                .65         (.03)                  -
 Class 2
12/31/2000                                              (3.98)        (.02)                 (.20)
12/31/1999                                               3.43         (.10)                 (.90)
11/30/1999                                               6.48         (.08)                 (.44)
11/30/1998                                               2.54         (.11)                 (.02)
11/30/1997                                                .63         (.02)                  -

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                             $(2.72)       $(.05)               $ (.32)
12/31/1999                                               1.92         (.01)                (1.70)
11/30/1999                                               8.26         (.08)                 (.13)
11/30/1998                                               (.85)        (.04)                  -
 Class 2
12/31/2000                                              (2.76)        (.04)                 (.32)
12/31/1999                                               1.92          -                   (1.70)
11/30/1999                                               8.23         (.06)                 (.13)
11/30/1998                                               (.87)        (.03)                  -

Growth Fund
 Class 1
12/31/2000                                             $ 3.38          -                $  (.49)
12/31/1999                                               9.65        $(.05)               (11.10)
11/30/1999                                              25.46         (.14)                (8.11)
11/30/1998                                              11.10         (.17)                (6.14)
11/30/1997                                               9.88         (.27)                (3.02)
11/30/1996                                               5.41         (.29)                (3.40)
 Class 2
12/31/2000                                               3.20          -                    (.49)
12/31/1999                                               9.63          -                  (11.10)
11/30/1999                                              25.31         (.04)                (8.11)
11/30/1998                                              10.98         (.05)                (6.14)
11/30/1997                                               9.62         (.12)                  -

International Fund
 Class 1
12/31/2000                                             $(5.72)       $(.01)               $ (.42)
12/31/1999                                               4.35         (.10)                (2.59)
11/30/1999                                               9.12         (.30)                 (.31)
11/30/1998                                               2.43         (.28)                (1.65)
11/30/1997                                               1.43         (.27)                 (.62)
11/30/1996                                               2.24         (.31)                 (.29)
 Class 2
12/31/2000                                              (5.76)        (.01)                 (.42)
12/31/1999                                               4.34         (.09)                (2.59)
11/30/1999                                               9.08         (.26)                 (.31)
11/30/1998                                               2.39         (.24)                (1.65)
11/30/1997                                                .36         (.16)                  -

New World Fund (6)
 Class 1
12/31/2000                                             $(1.46)       $(.20)                $(.26)
12/31/1999                                               1.26         (.04)                 (.01)
11/30/1999                                                .58         (.02)                  -
 Class 2
12/31/2000                                              (1.49)        (.18)                 (.26)
12/31/1999                                               1.27         (.04)                 (.01)
11/30/1999                                                .57         (.02)                  -

Growth Income Fund
 Class 1
12/31/2000                                              $2.70        $(.06)               $ (.49)
12/31/1999                                                .94         (.18)                (6.38)
11/30/1999                                               4.63         (.66)                (6.00)
11/30/1998                                               5.27         (.68)                (3.83)
11/30/1997                                               7.51         (.72)                (2.55)
11/30/1996                                               6.26         (.74)                (1.26)
 Class 2
12/31/2000                                               2.61         (.06)                 (.49)
12/31/1999                                                .94         (.16)                (6.38)
11/30/1999                                               4.53         (.56)                (6.00)
11/30/1998                                               5.18         (.59)                (3.83)
11/30/1997                                               6.19         (.35)                  -

Asset Allocation Fund
 Class 1
12/31/2000                                              $ .69        $(.05)                  -
12/31/1999                                                .20         (.14)               $(1.02)
11/30/1999                                               1.18         (.57)                (1.15)
11/30/1998                                               1.85         (.57)                 (.87)
11/30/1997                                               2.49         (.54)                 (.97)
11/30/1996                                               2.42         (.53)                 (.48)
 Class 2
12/31/2000                                                .66         (.05)                  -
12/31/1999                                                .19         (.13)                (1.02)
11/30/1999                                               1.14         (.53)                (1.15)
11/30/1998                                               1.81         (.53)                 (.87)
11/30/1997                                               1.98         (.26)                  -

Bond Fund (7)
 Class 1
12/31/2000                                               $.51        $(.07)                  -
12/31/1999                                                .06         (.18)                  -
11/30/1999                                                .23         (.69)                $(.05)
11/30/1998                                                .52         (.65)                 (.12)
11/30/1997                                                .93         (.62)                  -
11/30/1996                                                .56         (.25)                  -
 Class 2
12/31/2000                                                .48         (.06)                  -
12/31/1999                                                .06         (.17)                  -
11/30/1999                                                .20         (.66)                 (.05)
11/30/1998                                                .50         (.63)                 (.12)
11/30/1997                                                .81         (.31)                  -

High-Yield Bond Fund
 Class 1
12/31/2000                                              $(.39)      $ (.11)                  -
12/31/1999                                                .23         (.29)                  -
11/30/1999                                                .54        (1.31)                $(.19)
11/30/1998                                                .22        (1.25)                 (.16)
11/30/1997                                               1.72        (1.27)                  -
11/30/1996                                               1.82        (1.30)                  -
 Class 2
12/31/2000                                               (.42)        (.11)                  -
12/31/1999                                                .23         (.28)                  -
11/30/1999                                                .51        (1.28)                 (.19)
11/30/1998                                                .19        (1.22)                 (.16)
11/30/1997                                               1.30         (.63)                  -

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                              $1.23        $(.06)                  -
12/31/1999                                               (.04)        (.18)                  -
11/30/1999                                                .02         (.67)                  -
11/30/1998                                                .94         (.69)                  -
11/30/1997                                                .69         (.80)                  -
11/30/1996                                                .59         (.82)                  -
 Class 2
12/31/2000                                               1.20         (.06)                  -
12/31/1999                                               (.05)        (.17)                  -
11/30/1999                                                .01         (.65)                  -
11/30/1998                                                .92         (.67)                  -
11/30/1997                                                .71         (.37)                  -

Cash Management Fund
 Class 1
12/31/2000                                               $.66        $(.06)                  -
12/31/1999                                                .05         (.13)                  -
11/30/1999                                                .51         (.51)                  -
11/30/1998                                                .56         (.56)                  -
11/30/1997                                                .56         (.55)                  -
11/30/1996                                                .55         (.54)                  -
 Class 2
12/31/2000                                                .64         (.06)                  -
12/31/1999                                                .05         (.13)                  -
11/30/1999                                                .48         (.48)                  -
11/30/1998                                                .53         (.53)                  -
11/30/1997                                                .31         (.26)                  -





                                                                 Net asset
                                                        Total      value,
Period                                                distri-       end of                 Total
Ended                                                 butions       period                return

Global Growth Fund /3/
 Class 1
12/31/2000                                             $ (.22)      $17.25              (18.71)%
12/31/1999                                              (1.01)       21.42                18.53
11/30/1999                                               (.56)       18.99                51.89
11/30/1998                                               (.16)       13.02                24.26
11/30/1997                                               (.03)       10.62                 6.45
 Class 2
12/31/2000                                               (.22)       17.21                (18.87)
12/31/1999                                              (1.00)       21.41                18.47
11/30/1999                                               (.52)       18.98                51.45
11/30/1998                                               (.13)       13.02                24.06
11/30/1997                                               (.02)       10.61                 6.28

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                             $ (.37)      $14.28              (16.33)%
12/31/1999                                              (1.71)       17.37                11.70
11/30/1999                                               (.21)       17.16                92.15
11/30/1998                                               (.04)        9.11                (8.31)
 Class 2
12/31/2000                                               (.36)       14.24                (16.53)
12/31/1999                                              (1.70)       17.36                11.69
11/30/1999                                               (.19)       17.14                91.86
11/30/1998                                               (.03)        9.10                (8.49)

Growth Fund
 Class 1
12/31/2000                                           $  (.49)       $73.51                 4.73%
12/31/1999                                             (11.15)       70.62                14.45
11/30/1999                                              (8.25)       72.12                52.55
11/30/1998                                              (6.31)       54.91                25.27
11/30/1997                                              (3.29)       50.12                24.57
11/30/1996                                              (3.69)       43.53                14.32
 Class 2
12/31/2000                                               (.49)       73.28                 4.47
12/31/1999                                             (11.10)       70.57                14.44
11/30/1999                                              (8.15)       72.04                52.22
11/30/1998                                              (6.19)       54.88                24.97
11/30/1997                                               (.12)       50.09                23.73

International Fund
 Class 1
12/31/2000                                             $ (.43)      $20.59              (21.85)%
12/31/1999                                              (2.69)       26.74                18.18
11/30/1999                                               (.61)       25.08                56.48
11/30/1998                                              (1.93)       16.57                16.94
11/30/1997                                               (.89)       16.07                 9.52
11/30/1996                                               (.60)       15.53                16.66
 Class 2
12/31/2000                                               (.43)       20.54                (22.06)
12/31/1999                                              (2.68)       26.73                18.16
11/30/1999                                               (.57)       25.07                56.16
11/30/1998                                              (1.89)       16.56                16.63
11/30/1997                                               (.16)       16.06                 2.20

New World Fund (6)
 Class 1
12/31/2000                                              $(.46)       $9.85              (12.43)%
12/31/1999                                               (.05)       11.77                11.88
11/30/1999                                               (.02)       10.56                 5.87
 Class 2
12/31/2000                                               (.44)        9.84                (12.70)
12/31/1999                                               (.05)       11.77                11.87
11/30/1999                                               (.02)       10.55                 5.71

Growth Income Fund
 Class 1
12/31/2000                                             $ (.55)      $35.23                 8.24%
12/31/1999                                              (6.56)       33.08                 3.21
11/30/1999                                              (6.66)       38.70                12.86
11/30/1998                                              (4.51)       40.73                14.77
11/30/1997                                              (3.27)       39.97                22.92
11/30/1996                                              (2.00)       35.73                21.02
 Class 2
12/31/2000                                               (.55)       35.13                 7.95
12/31/1999                                              (6.54)       33.07                 3.19
11/30/1999                                              (6.56)       38.67                12.59
11/30/1998                                              (4.42)       40.70                14.49
11/30/1997                                               (.35)       39.94                18.18

Asset Allocation Fund
 Class 1
12/31/2000                                             $ (.05)      $15.71                 4.61%
12/31/1999                                              (1.16)       15.07                   1.45
11/30/1999                                              (1.72)       16.03                   7.65
11/30/1998                                              (1.44)       16.57                  12.32
11/30/1997                                              (1.51)       16.16                   17.9
11/30/1996                                              (1.01)       15.18                  18.65
 Class 2
12/31/2000                                               (.05)       15.67                    4.4
12/31/1999                                              (1.15)       15.06                   1.42
11/30/1999                                              (1.68)       16.02                   7.39
11/30/1998                                              (1.40)       16.56                  12.05
11/30/1997                                               (.26)       16.15                   13.8

Bond Fund (7)
 Class 1
12/31/2000                                              $(.07)      $10.18                 5.22%
12/31/1999                                               (.18)        9.74                   0.61
11/30/1999                                               (.74)        9.86                   2.33
11/30/1998                                               (.77)       10.37                   5.12
11/30/1997                                               (.62)       10.62                   9.36
11/30/1996                                               (.25)       10.31                   5.74
 Class 2
12/31/2000                                               (.06)       10.16                   4.99
12/31/1999                                               (.17)        9.74                   0.59
11/30/1999                                               (.71)        9.85                   2.07
11/30/1998                                               (.75)       10.36                   4.85
11/30/1997                                               (.31)       10.61                   8.09

High-Yield Bond Fund
 Class 1
12/31/2000                                             $ (.11)      $12.25               (3.06)%
12/31/1999                                               (.29)       12.75                   1.83
11/30/1999                                              (1.50)       12.81                   4.22
11/30/1998                                              (1.41)       13.77                   1.44
11/30/1997                                              (1.27)       14.96                  12.45
11/30/1996                                              (1.30)       14.51                13.75
 Class 2
12/31/2000                                               (.11)       12.22                (3.31)
12/31/1999                                               (.28)       12.75                 1.81
11/30/1999                                              (1.47)       12.80                 3.96
11/30/1998                                              (1.38)       13.76                 1.18
11/30/1997                                               (.63)       14.95                 9.20

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                              $(.06)      $11.73                11.69%
12/31/1999                                               (.18)       10.56                 (.41)
11/30/1999                                               (.67)       10.78                  .24
11/30/1998                                               (.69)       11.43                 8.72
11/30/1997                                               (.80)       11.18                 6.49
11/30/1996                                               (.82)       11.29                 5.49
 Class 2
12/31/2000                                               (.06)       11.70                11.38
12/31/1999                                               (.17)       10.56                 (.43)
11/30/1999                                               (.65)       10.78                  .08
11/30/1998                                               (.67)       11.42                 8.46
11/30/1997                                               (.37)       11.17                 6.65

Cash Management Fund
 Class 1
12/31/2000                                              $(.06)      $11.65                 6.04%
12/31/1999                                               (.13)       11.05                  .46
11/30/1999                                               (.51)       11.13                 4.73
11/30/1998                                               (.56)       11.13                 5.17
11/30/1997                                               (.55)       11.13                 5.21
11/30/1996                                               (.54)       11.12                 5.09
 Class 2
12/31/2000                                               (.06)       11.62                 5.83
12/31/1999                                               (.13)       11.04                  .43
11/30/1999                                               (.48)       11.12                 4.47
11/30/1998                                               (.53)       11.12                 4.92
11/30/1997                                               (.26)       11.12                 2.87





                                                  Net assets,     Ratio of
                                                       end of     expenses
Period                                             period (in   to average
Ended                                               millions)   net assets

Global Growth Fund /3/
 Class 1
12/31/2000                                               $317           .70  %
12/31/1999                                                327           .06
11/30/1999                                                272           .72
11/30/1998                                                132           .75
11/30/1997                                                 80           .44
 Class 2
12/31/2000                                                562           .95
12/31/1999                                                399           .08
11/30/1999                                                316           .96
11/30/1998                                                124          1.00
11/30/1997                                                 46           .57

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                               $213           .86  %
12/31/1999                                                178           .07
11/30/1999                                                150           .82
11/30/1998                                                 55           .51
 Class 2
12/31/2000                                                234          1.11
12/31/1999                                                111           .09
11/30/1999                                                 88          1.06
11/30/1998                                                 17           .64

Growth Fund
 Class 1
12/31/2000                                             $7,677           .38  %
12/31/1999                                              8,224           .03
11/30/1999                                              7,270           .39
11/30/1998                                              5,313           .41
11/30/1997                                              4,671           .42
11/30/1996                                              3,860           .44
 Class 2
12/31/2000                                              2,356           .63
12/31/1999                                              1,149           .05
11/30/1999                                                937           .64
11/30/1998                                                310           .66
11/30/1997                                                 75           .37

International Fund
 Class 1
12/31/2000                                             $2,750           .59  %
12/31/1999                                              4,113           .05
11/30/1999                                              3,526           .61
11/30/1998                                              2,593           .66
11/30/1997                                              2,612           .67
11/30/1996                                              2,370           .69
 Class 2
12/31/2000                                                581           .84
12/31/1999                                                391           .07
11/30/1999                                                311           .85
11/30/1998                                                126           .91
11/30/1997                                                 48           .53

New World Fund (6)
 Class 1
12/31/2000                                               $ 45           .92  %
12/31/1999                                                 45           .08
11/30/1999                                                 37           .43
 Class 2
12/31/2000                                                102          1.17
12/31/1999                                                 38           .10
11/30/1999                                                 28           .57

Growth Income Fund
 Class 1
12/31/2000                                             $6,022           .35  %
12/31/1999                                              6,632           .03
11/30/1999                                              6,537           .35
11/30/1998                                              6,704           .36
11/30/1997                                              6,430           .38
11/30/1996                                              5,249           .41
 Class 2
12/31/2000                                              1,972           .60
12/31/1999                                              1,203           .05
11/30/1999                                              1,109           .60
11/30/1998                                                564           .61
11/30/1997                                                157           .35

Asset Allocation Fund
 Class 1
12/31/2000                                             $1,136           .45  %
12/31/1999                                              1,387           .04
11/30/1999                                              1,394           .44
11/30/1998                                              1,497           .45
11/30/1997                                              1,393           .47
11/30/1996                                              1,141           .49
 Class 2
12/31/2000                                                453           .70
12/31/1999                                                341           .06
11/30/1999                                                321           .69
11/30/1998                                                173           .70
11/30/1997                                                 42           .40

Bond Fund (7)
 Class 1
12/31/2000                                               $151           .51  %
12/31/1999                                                169           .05
11/30/1999                                                173           .53
11/30/1998                                                186           .54
11/30/1997                                                132           .55
11/30/1996                                                 77           .52
 Class 2
12/31/2000                                                144           .76
12/31/1999                                                 85           .07
11/30/1999                                                 80           .78
11/30/1998                                                 45           .78
11/30/1997                                                 12           .44

High-Yield Bond Fund
 Class 1
12/31/2000                                               $436           .52  %
12/31/1999                                                586           .04
11/30/1999                                                589           .51
11/30/1998                                                715           .51
11/30/1997                                                765           .51
11/30/1996                                                662           .53
 Class 2
12/31/2000                                                117           .77
12/31/1999                                                 99           .07
11/30/1999                                                 95           .76
11/30/1998                                                 68           .76
11/30/1997                                                 21           .43

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                               $362           .49  %
12/31/1999                                                421           .05
11/30/1999                                                431           .52
11/30/1998                                                537           .51
11/30/1997                                                471           .52
11/30/1996                                                512           .53
 Class 2
12/31/2000                                                 70           .74
12/31/1999                                                 48           .07
11/30/1999                                                 47           .77
11/30/1998                                                 32           .75
11/30/1997                                                  7           .44

Cash Management Fund
 Class 1
12/31/2000                                               $211           .46  %
12/31/1999                                                317           .04
11/30/1999                                                306           .46
11/30/1998                                                250           .46
11/30/1997                                                226           .47
11/30/1996                                                240           .47
 Class 2
12/31/2000                                                 49           .71
12/31/1999                                                 48           .06
11/30/1999                                                 48           .71
11/30/1998                                                 34           .70
11/30/1997                                                 14           .41




                                                                     Ratio
                                                                    of net
                                                                 income to            Portfolio
Period                                                             average              turnover
Ended                                                           net assets              rate /2/

Global Growth Fund /3/
 Class 1
12/31/2000                                                              .97  %              41.19  %
12/31/1999                                                              .06                  2.65
11/30/1999                                                             1.01                 25.84
11/30/1998                                                             1.14                 25.56
11/30/1997                                                              .80                 13.22
 Class 2
12/31/2000                                                              .73                 41.19
12/31/1999                                                              .04                  2.65
11/30/1999                                                              .77                 25.84
11/30/1998                                                              .87                 25.56
11/30/1997                                                              .56                 13.22

Global Small Capitalization Fund (5)
 Class 1
12/31/2000                                                              .52  %              61.79  %
12/31/1999                                                               -                   6.65
11/30/1999                                                              .53                 80.55
11/30/1998                                                              .86                 28.20
 Class 2
12/31/2000                                                              .25                 61.79
12/31/1999                                                               -                   6.65
11/30/1999                                                              .25                 80.55
11/30/1998                                                              .63                 28.20

Growth Fund
 Class 1
12/31/2000                                                              .53  %              47.96  %
12/31/1999                                                              .01                  2.55
11/30/1999                                                              .19                 36.81
11/30/1998                                                              .38                 49.91
11/30/1997                                                              .59                 45.14
11/30/1996                                                              .61                 30.88
 Class 2
12/31/2000                                                              .33                 47.96
12/31/1999                                                               -                   2.55
11/30/1999                                                               -                  36.81
11/30/1998                                                              .15                 49.91
11/30/1997                                                              .08                 45.14

International Fund
 Class 1
12/31/2000                                                              .72  %              41.84  %
12/31/1999                                                              .03                  1.45
11/30/1999                                                             1.18                 41.99
11/30/1998                                                             1.36                 34.08
11/30/1997                                                             1.56                 50.12
11/30/1996                                                             1.99                 32.08
 Class 2
12/31/2000                                                              .50                 41.84
12/31/1999                                                              .01                  1.45
11/30/1999                                                              .84                 41.99
11/30/1998                                                             1.03                 34.08
11/30/1997                                                              .34                 50.12

New World Fund (6)
 Class 1
12/31/2000                                                             2.14  %              42.63  %
12/31/1999                                                              .18                  2.57
11/30/1999                                                             1.02                   .81
 Class 2
12/31/2000                                                             1.83                 42.63
12/31/1999                                                              .16                  2.57
11/30/1999                                                              .95                   .81

Growth Income Fund
 Class 1
12/31/2000                                                             2.16  %              47.14  %
12/31/1999                                                              .18                  2.69
11/30/1999                                                             1.75                 40.63
11/30/1998                                                             1.74                 42.72
11/30/1997                                                             2.01                 37.55
11/30/1996                                                             2.26                 31.27
 Class 2
12/31/2000                                                             1.92                 47.14
12/31/1999                                                              .16                  2.69
11/30/1999                                                             1.50                 40.63
11/30/1998                                                             1.02                 42.72
11/30/1997                                                              .93                 37.55

Asset Allocation Fund
 Class 1
12/31/2000                                                             3.77  %              32.43  %
12/31/1999                                                              .31                  1.42
11/30/1999                                                             3.50                 36.27
11/30/1998                                                             3.63                 27.97
11/30/1997                                                             3.63                 34.14
11/30/1996                                                             3.88                 50.62
 Class 2
12/31/2000                                                             3.53                 32.43
12/31/1999                                                              .29                  1.42
11/30/1999                                                             3.24                 36.27
11/30/1998                                                             3.39                 27.97
11/30/1997                                                             1.81                 34.14

Bond Fund (7)
 Class 1
12/31/2000                                                             8.03  %              54.82  %
12/31/1999                                                              .65                  5.48
11/30/1999                                                             7.17                 38.22
11/30/1998                                                             6.89                 61.54
11/30/1997                                                             6.63                 52.93
11/30/1996                                                             6.18                 32.83
 Class 2
12/31/2000                                                             7.87                 54.82
12/31/1999                                                              .63                  5.48
11/30/1999                                                             6.94                 38.22
11/30/1998                                                             6.62                 61.54
11/30/1997                                                             3.50                 52.93

High-Yield Bond Fund
 Class 1
12/31/2000                                                             9.87  %              49.51  %
12/31/1999                                                              .79                  1.36
11/30/1999                                                             9.13                 30.72
11/30/1998                                                             8.66                 65.80
11/30/1997                                                             8.92                 50.22
11/30/1996                                                             9.27                 44.81
 Class 2
12/31/2000                                                             9.76                 49.51
12/31/1999                                                              .77                  1.36
11/30/1999                                                             8.86                 30.72
11/30/1998                                                             8.60                 65.80
11/30/1997                                                             4.92                 50.22

U.S. Government/AAA-Rated
Securities Fund
 Class 1
12/31/2000                                                             6.16  %              53.97  %
12/31/1999                                                              .52                  1.86
11/30/1999                                                             6.06                 58.30
11/30/1998                                                             6.11                 89.25
11/30/1997                                                             6.73                 53.80
11/30/1996                                                             7.33                 30.45
 Class 2
12/31/2000                                                             5.89                 53.97
12/31/1999                                                              .51                  1.86
11/30/1999                                                             5.83                 58.30
11/30/1998                                                             5.68                 89.25
11/30/1997                                                             3.45                 53.80

Cash Management Fund
 Class 1
12/31/2000                                                             5.80  %                  -
12/31/1999                                                              .45                     -
11/30/1999                                                             4.65                     -
11/30/1998                                                             5.07                     -
11/30/1997                                                             4.99                     -
11/30/1996                                                             4.94                     -
 Class 2
12/31/2000                                                             5.60                     -
12/31/1999                                                              .42                     -
11/30/1999                                                             4.40                     -
11/30/1998                                                             4.75                     -
11/30/1997                                                             2.80                     -


/1/ The periods ended 1996 through 1999 represent the fiscal years ended
    November 30. The period ended December 31, 1999 represents the one month ended December 31. The period ended 2000 represents the fiscal year ended December 31. Class 2 shares were offered for sale commencing April 30, 1997. Results for periods not representative of a full year are based on activity during the period. Total Returns exclude all sales charges.
/2/ Represents portfolio turnover rate (equivalent for all share classes). /3/ Commenced operations April 30, 1997.
/4/ Based on average shares outstanding.
/5/ Commenced operations April 30, 1998.
/6/ Commenced operations June 17, 1999.
/7/ Commenced operations January 2, 1996.

See Notes to Financial Statements


REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of the Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, the U.S. Government/AAA-Rated Securities Fund and the Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2000, the results of each of their operations, the changes in each of their net assets, and the per-share data and ratios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
January 31, 2001